REGISTRATION STATEMENT NO. 333-27687

                                                                       811-08223
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7
                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 19

                                  -------------

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                   ----------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                   ----------


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[   ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]    on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[   ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ N/A ] this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                       TRAVELERS INDEX ANNUITY PROSPECTUS:

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS INDEX ANNUITY, a single premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). Travelers Index Annuity is issued as an individual Contract.

You can choose to have your premium ("Purchase Payment") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Money Market Portfolio                            SCUDDER INVESTMENT VIT FUNDS
GREENWICH STREET SERIES FUND                         EAFE(R) Equity Index Fund -- Class A Shares
   Equity Index Portfolio-- Class I Shares           Small Cap Index Fund-- Class A Shares

The Contract, certain Contract features and/or some of the funding options may not be available in all states.

In addition, we may offer an optional guarantee feature, called "Principal Protection Guarantee," to protect your investment. If you purchase Principal Protection Guarantee, we will guarantee that on the Principal Protection Expiration Date (the last day of the eighth Contract Year), your Contract will be worth at least 115%, 100% or 90% (depending on your selection) of your Purchase Payment, adjusted for withdrawals, even if the value of your Contract on that date is less than the chosen percentage of your Purchase Payment, adjusted for withdrawals. To qualify for the Principal Protection Guarantee feature, you must allocate your Purchase Payment to the Protected Funding Option -- the Greenwich Street Series Fund: Equity Index Portfolio -- and keep your payment in that funding option until the end of the eighth Contract Year. There is a separate charge for this feature. WE ARE NOT CURRENTLY OFFERING THE PRINCIPAL PROTECTION GUARANTEE FEATURE.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary.............................................    3     Payment Options......................................   26
Summary..............................................    5        Election of Options...............................   26
Fee Tables...........................................    8        Annuity Options...................................   27
Condensed Financial Information......................   10        Variable Liquidity Benefit........................   27
The Annuity Contract.................................   10     Miscellaneous Contract Provisions....................   27
   Contract Owner Inquiries..........................   11        Right to Return...................................   27
   Purchase Payments.................................   11        Termination.......................................   28
   Accumulation Units................................   12        Required Reports..................................   28
   The Variable Funding Options......................   12        Suspension of Payments............................   28
The Fixed Account....................................   13     The Separate Accounts................................   28
   Principal Protection Guarantee....................   13        Performance Information...........................   29
   Principal Protection Expiration Date..............   14     Federal Tax Considerations...........................   29
Charges and Deductions...............................   15        General Taxation of Annuities.....................   29
   General...........................................   15        Types of Contracts: Qualified and Non-qualified...   29
   Withdrawal Charge.................................   16        Qualified Annuity Contracts.......................   29
   Free Withdrawal Allowance.........................   16          Taxation of Qualified Annuity Contracts............30
   Transfer Charge...................................   16          Mandatory Distributions for Qualified Plans........30
   Principal Protection Fee..........................   16        Non-qualified Annuity Contracts......................30
   Principal Protection Cancellation Charge..........   17          Diversification Requirements for Variable
   Administrative Charges............................   17              Annuities...................................   31
   Mortality and Expense Risk Charge.................   17          Ownership of the Investments.......................31
   Variable Liquidity Benefit Charge.................   18          Taxation of Death Benefit Proceeds.................31
   Variable Funding Option Expenses..................   18        Other Tax Considerations.............................31
   Premium Tax.......................................   18          Treatment of Charges for Optional Benefits.........31
   Changes in Taxes Based Upon                                      Penalty Tax for Premature Distribution.............32
     Premium or Value................................   18          Puerto Rico Tax Considerations.....................32
Transfers............................................   18          Non-Resident Aliens................................32
   Dollar Cost Averaging.............................   19     Other Information....................................   32
Access to Your Money.................................   20        The Insurance Companies...........................   32
   Systematic Withdrawals............................   20        Financial Statements..............................   32
Ownership Provisions.................................   21        Distribution of Variable Annuity Contracts........   32
   Types of Ownership................................   21        Conformity with State and Federal Laws............   34
   Contract Owner....................................   21        Voting Rights.....................................   34
   Beneficiary.......................................   21        Restrictions on Financial Transactions............   34
   Annuitant.........................................   21        Legal Proceedings and Opinions....................   34
Death Benefit .......................................   22     Appendix A: Condensed Financial Information
   Death Proceeds Before the Maturity Date...........   22        for The Travelers Insurance Company:
   Payment of Proceeds...............................   23        Fund BD III.......................................  A-1
   Death Proceeds After the Maturity Date............   25     Appendix B: Condensed Financial Information
The Annuity Period...................................   25        for The Travelers Life and Annuity
   Maturity Date.....................................   25        Company: Fund BD IV...............................  B-1
   Allocation of Annuity.............................   25     Appendix C: The Fixed Account........................  C-1
   Variable Annuity..................................   25     Appendix D: Contents of the Statement
   Fixed Annuity.....................................   26        of Additional Information.........................  D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- the premium paid by you to initiate this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                             TRAVELERS INDEX ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHAT IS THE PRINCIPAL PROTECTION GUARANTEE FEATURE? You can choose to protect your investment by purchasing a separate guarantee from the Company. With the Principal Protection Guarantee, you receive, at the end of eight years, 115%, 100%, or 90% of your Purchase Payment (depending on the guarantee you purchased) reduced proportionately by any withdrawals and related withdrawal charges, or the Contract Value -- whichever is greater. Not all levels of protection may be available for purchase. WE ARE NOT CURRENTLY OFFERING THE PRINCIPAL PROTECTION GUARANTEE FEATURE.

After the end of the eighth Contract Year, you may (a) remain in the Contract and transfer to any of the funding options, (b) purchase another Index Annuity Contract with the Principal Protection Guarantee, (c) transfer to another annuity contract or (d) withdraw your Contract Value. Unless you inform us in writing of a different investment choice, at the end of the eighth Contract Year, we will transfer your Contract Value to the Money Market Portfolio offered within this Contract.

If you have selected the Principal Protection Feature, any partial amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of principal guaranteed proportionately. If you make a full withdrawal before the end of the eighth Contract Year, the Principal Protection Guarantee is no longer in effect. Depending on market conditions, the Cash Surrender Value may be more or less than the guaranteed principal amount you selected. We will not refund any expenses or fees associated with the Principal Protection Guarantee feature under any circumstances.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual Non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another Contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with a single payment of at least $10,000. At this time, the Company does not permit additional payments.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

An optional Contract feature, the Principal Protection Guarantee, provides that you will receive a stated percent of your single payment, less partial withdrawals and related withdrawal charges, on the Principal Protection Guarantee Expiration Date. There is an annual Principal Protection Fee of up to 2.00% if you select this feature. If you withdraw your money before the Maturity Date and if you have selected the Principal Protection Guarantee, there is no refund of the Principal Protection Fee and the Company may deduct an additional Principal Protection Cancellation Charge (0% - 4%).

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payment. The maximum percentage is 6%, decreasing to 0% in years nine and later.

If you select the Variable Liquidity Benefit, there is a charge of up to 6% of the amounts withdrawn.

HOW WILL MY PURCHASE PAYMENT AND WITHDRAWALS BE TAXED? Generally, payments to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payment and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges and/or the Principal Protection Cancellation Charge may apply. In addition, income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE........................................6%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

      TRANSFER CHARGE..........................................$10(2)
      (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

      VARIABLE LIQUIDITY BENEFIT CHARGE........................6%(3)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

      PRINCIPAL PROTECTION CANCELLATION CHARGE
      (AS A PERCENTAGE OF PURCHASE PAYMENT WITHDRAWN FROM THE PROTECTED FUNDING OPTION)

         YEARS SINCE PURCHASE PAYMENT MADE        CANCELLATION CHARGE
     ------------------------------------------  ----------------------
     GREATER THAN OR EQUAL TO   BUT LESS THAN
             0 years                3years                4%
             3 years                6years                3%
             6 years                7years                2%
             7 years                8years                1%
            8 + years                                     0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................$30

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

         YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
     ------------------------------------------  ---------------------
     GREATER THAN OR EQUAL TO   BUT LESS THAN
             0 years               2 years                6%
             2 years               4 years                5%
             4 years               6 years                4%
             6 years               7 years                3%
             7 years               8 years                2%
            8 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

        YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
     -------------------------------------------  -----------------------
     Greater than or Equal to    But less than
              0 years               2 years                 6%
              2 years               4 years                 5%
              4 years               6 years                 4%
              6 years               7 years                 3%
              7 years               8years                  2%
              8+years                                       0%


ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

                                                STANDARD                                                     ENHANCED
                                                  DEATH                                                        DEATH
                                                 BENEFIT                                                      BENEFIT
                                              ------------                                                 ------------
Mortality and Expense Risk Charge..........       1.25%       Mortality and Expense Risk Charge..........      1.45%
Administrative Expense Charge..............       0.15%       Administrative Expense Charge..............      0.15%
                                              ------------                                                 ------------
Total Annual Separate Account Charges......       1.40%       Total Separate Account Charges.............      1.60%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                   MINIMUM              MAXIMUM
                                                               ----------------     ----------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)              0.34%                1.09%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                              DISTRIBUTION
                                                 AND/OR                                 CONTRACTUAL FEE      NET TOTAL
                                                SERVICE                  TOTAL ANNUAL       WAIVER            ANNUAL
                              MANAGEMENT        (12b-1)        OTHER       OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                  FEE             FEES        EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
------------------          ---------------- --------------  ----------  ------------  ------------------  --------------
Money Market Portfolio.....      0.32%            --           0.10%         0.42%            --                 0.42%(1)
GREENWICH STREET
   SERIES FUND
   Equity Index Portfolio
    --Class I Shares.......      0.31%            --           0.03%         0.34%            --                 0.34%
SCUDDER INVESTMENT
   VIT FUNDS
   EAFE(R) Equity Index
     Fund-- Class A Shares.      0.45%            --           0.64%         1.09%           0.44%               0.65%(2)
   Small Cap Index Fund--
     Class A Shares........      0.35%            --           0.26%         0.61%           0.16%               0.45%(3)

--------------

NOTES

(1) Fund has a voluntary waiver of 0.40%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(2) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.65% for Class A shares.

(3) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.45% for Class A shares.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

The example assumes that you have elected the most expensive death benefit option but have not elected the Principal Protection Guarantee feature.

                                         IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN                ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ---------------------------------------   -------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS   5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS  10 YEARS
--------------                           --------  --------  --------  ---------   --------  --------  -------- --------
Underlying Fund with Minimum Total
Annual Operating Expenses................  801      1120      1466       2303        201       620      1066      2303
Underlying Fund with Maximum Total
Annual Operating Expenses................  876      1346      1843       3058        276       846      1443      3058

WE DO NOT CURRENTLY OFFER THE PRINCIPAL PROTECTION GUARANTEE FEATURE AND THEREFORE, HAVE NOT PROVIDED EXPENSE EXAMPLES.

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Travelers Index Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                       MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
       DEATH BENEFIT                            ANNUITANT ON THE CONTRACT DATE
 -------------------------------    -----------------------------------------------------
   Standard Death Benefit                                   Age 85
   Enhanced Death Benefit                                   Age 70

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENT

Your Purchase Payment is due and payable before the Contract becomes effective. The minimum Purchase Payment is $10,000. No additional payments are allowed at this time. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the Purchase Payment less any applicable premium tax ("net Purchase Payment") within two business days after we receive it in good order at our Home Office. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                                                         INVESTMENT                               INVESTMENT
           FUNDING OPTION                                OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
Money Market Portfolio                    Seeks high current return with              Travelers Asset Management
                                          preservation of capital and liquidity.      International Company LLC ("TAMIC")
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class I       Seeks investment results that, before       TIMCO
     Shares                               expenses, correspond to the price and
                                          yield performance of the S&P 500 Index.
                                          The Fund normally invests in equity
                                          securities, or other investments with
                                          similar economic characteristics that
                                          are included in the S&P 500 Index.

SCUDDER INVESTMENT VIT FUNDS
   EAFE(R)Equity Index Fund-- Class A      Seeks to replicate, before expenses,        Deutsche Asset Management,
     Shares                               the performance of the Morgan Stanley       Inc("Deutsche")
                                          Capital International EAFE Index, which     Subadviser: Northern Trust
                                          emphasizes stocks of companies in           Investments, Inc.
                                          Europe, Australia and the Far East. The
                                          Fund normally invests in stocks and
                                          related securities that are
                                          representative of the EAFE Index as a
                                          whole.

   Small Cap Index Fund-- Class A         Seeks to replicate, before expenses,        Deutsche Asset Management, Inc.
     Shares                               the performance of the Russell 2000         Subadviser: Northern Trust
                                          Small Stock Index, which emphasizes         Investments, Inc.
                                          stocks of small U.S. companies. The
                                          Fund normally invests in stocks and
                                          other securities that are
                                          representative of the Russell 2000
                                          Index as a whole.


                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

PRINCIPAL PROTECTION GUARANTEE
THIS OPTIONAL FEATURE IS NOT CURRENTLY BEING OFFERED.

You can choose to protect your investment by purchasing a guarantee called the Principal Protection Feature. If you purchase this feature, the Company will guarantee that on the Principal Protection Expiration Date, your Contract will be worth at least either 115%, 100%, or 90% (depending on the guarantee you purchased) of your Purchase Payment adjusted only for withdrawal reductions (including the withdrawal charge and the Principal Protection Cancellation Charge), even if the value of your Contract on that date is less than the chosen percentage of your Purchase Payment, adjusted for withdrawals. The Purchase Payment is not adjusted for administrative charges and mortality and expense risk charges. To qualify for the Principal Protection Feature, you must select this feature when you purchase the Contract, and allocate your entire Purchase Payment to the Protected Funding Option, the Equity Index Portfolio, until the Principal Protection Expiration Date. Not all levels of protection may be purchased at all times. A Principal Protection Fee and a Cancellation Charge are associated with this feature. (See Charges and Deductions.) YOU SHOULD NOT PURCHASE THIS FEATURE IF YOU INTEND TO SURRENDER THE CONTRACT WITHIN EIGHT YEARS.

At this time, the only Protected Funding Option is Equity Index Portfolio. At some time in the future, we may add additional Protected Funding Options.

If you buy the Principal Protection Guarantee feature, you may not transfer out of the Protected Funding Option before the end of the eighth Contract Year. You may withdraw or annuitize all or part of your Contract Value before the Principal Protection Expiration Date, subject to a Principal Protection Cancellation Charge and withdrawal charges.

The amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of the principal guarantee proportionately. The Principal Protection amount on any date is equal to the amount allocated to the Protected Funding Option, reduced by all prior withdrawal reductions associated with that fund. A withdrawal reduction is calculated by multiplying the fund's Principal Protection amount immediately prior to the withdrawal by the ratio of the amount of the withdrawal from that fund, including all withdrawal charges and fees, to the value of the fund immediately prior to the withdrawal.

The following example illustrates the effect of withdrawals on the amount of principal protected in both a positive and negative market:

                              UP MARKET WITHDRAWAL

(a) Contract Value (b)                                     Principal Protection Benefit
------------------------------------------------------     ---------------------------------------------------------------------
Contract Value before withdrawal.....      $125,000        Principal Protection Benefit before withdrawal....    $100,000
Withdrawal...........................      $ 25,000
                                       ---------------
Contract Value after withdrawal......      $100,000        Partial Surrender Reduction.......................    $ 20,000
                                                           $100,000 x $ 25,000=     $20,000
                                                                      --------
                                                                      $125,000

                                                           Principal Protection Benefit after partial
                                                           surrender reduction...............................    $ 80,000
                                                           ($100,000-$20,000=$80,000)

            PRINCIPAL PROTECTION BENEFIT AFTER WITHDRAWAL IS $80,000

                             DOWN MARKET WITHDRAWAL

(a) Contract Value (b)                                     Principal Protection Benefit
------------------------------------------------------     --------------------------------------------------------------------
Contract Value before withdrawal.....      $ 80,000        Principal Protection Benefit before withdrawal....    $100,000
Withdrawal...........................      $ 20,000
                                     -----------------
Contract Value after partial               $ 60,000        Partial Surrender Reduction.......................    $ 25,000
surrender............................
                                                           $100,000 x $ 20,000=   $25,000
                                                                      --------
                                                                      $ 80,000

                                                           Principal Protection Benefit after partial
                                                           surrender reduction...............................    $ 75,000
                                                           ($100,000-$25,000=$75,000)


            PRINCIPAL PROTECTION BENEFIT AFTER WITHDRAWAL IS $75,000

PRINCIPAL PROTECTION EXPIRATION DATE

If you purchase the Principal Protection Feature, the Company will fulfill its obligations under the feature on the Principal Expiration Date (which is the last day of the eighth Contract Year). On that date, we will contribute to your Contract Value any amount needed to bring your Contract Value up to 115%, 100% or 90%, depending on your selection, of your original Purchase Payment adjusted for withdrawal reductions. In addition, on the Principal Protection Expiration Date, we will transfer your Contract Value to the Money Market Portfolio, a money market fund, unless you select, in writing, a different Variable Funding Option. On and after the Principal Protection Expiration Date, you may remain in the Contract and transfer to any Variable Funding Options, purchase a new Travelers Index Annuity Contract with the Principal Protection Feature, annuitize your Contract, exchange this Contract for another annuity contract, or withdraw your Contract Value. ONCE THE PRINCIPAL PROTECTION DATE HAS PASSED, UNLESS YOU PURCHASE A NEW CONTRACT, THE PRINCIPAL PROTECTION BENEFIT IS NO LONGER IN EFFECT. Your registered representative will help you with your decision.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contract

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which your Purchase Payment and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from the Purchase Payment when it is applied under the Contract. However, a withdrawal charge will be deducted if any or all of the Purchase Payment is withdrawn during the first eight years following the Purchase Payment. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

          YEARS SINCE PURCHASE PAYMENT MADE              WITHDRAWAL CHARGE
      ----------------------------------------------   ----------------------
       GREATER THAN OR EQUAL TO      BUT LESS THAN
               0 years                  2 years                 6%
               2 years                  4 years                 5%
               4 years                  6 years                 4%
               6 years                  7 years                 3%
               7 years                  8 years                 2%
               8+ years                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any part of the Purchase Payment to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d) any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o due to a minimum distribution under our minimum distribution rules then in effect.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the first valuation date. The free withdrawal provision applies to all withdrawals. We reserve the right to not permit the provision on a full surrender.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

PRINCIPAL PROTECTION FEE

We may offer you the option of purchasing a guarantee on your investment. You can obtain protection for 115%, 100% or 90% of your principal if you buy the Principal Protection Guarantee feature at the time you purchase your Contract. Your registered representative will tell you what levels of protection are currently available for selection. Under this feature, we will guarantee that, on the Principal Protection Expiration Date (which is the last day of the eighth Contract Year), your Contract will be worth at least either 115%, 100% or 90% (depending on your choice of guarantees) of your Purchase Payment, less a reduction for withdrawals, withdrawal charges, and the Principal Protection Cancellation Charge, even if the value of your Contract on that date is less. If your Contract Value is more than the chosen percentage of your original Purchase Payment, you will receive the greater value.

There is an annual charge, the Principal Protection Fee, for this feature. The Principal Protection Fee compensates us for the risks that we will bear in providing this guarantee of principal. The Principal Protection Fee is deducted daily from your Contract Value at a maximum annual rate of 2.00%. The charge varies based on the level of guarantee chosen and the current market conditions that determine our actual costs associated with the Principal Protection Guarantee feature. The charge will be set periodically and will lock in at the time of Contract purchase. The Principal Protection Fee is set forth in your Contract and is nonrefundable. Generally, the Principal Protection Fee will conform to the chart below. Please note that these ranges are estimates. The actual charge will vary due to market conditions, and will be determined by the Company.

                      LEVEL OF GUARANTEE                CHARGE RANGE
                    % OF PURCHASE PAYMENT           % OF CONTRACT VALUE
                  -------------------------         ---------------------
                             115%                      1.90% - 2.00%
                             100%                      1.80% - 2.00%
                             90%                       1.35% - 2.00%

You must select the Principal Protection Guarantee feature at the time you purchase your Contract. The Principal Protection Guarantee feature will extend for the eight years from the Contract Date until the Principal Protection Expiration Date. This guarantee is valid only if your Contract is held to the Principal Protection Expiration Date, and you do not annuitize or surrender before that date.

PRINCIPAL PROTECTION CANCELLATION CHARGE

We will assess a Principal Protection Cancellation Charge if you select the Principal Protection Guarantee feature and make a full or partial withdrawal from the Contract before the Principal Protection Expiration Date. This charge compensates us for costs incurred should you withdraw from the Principal Protection Guarantee feature before the Principal Protection Expiration Date.

The Principal Protection Cancellation Charge equals up to 4% of the original Purchase Payment withdrawn. The percent charged depends on the length of time you have had your Contract. The Principal Protection Cancellation Charge is set forth in your Contract.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds;

       (2) after an annuity payout has begun; or

       (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, this charge equals 1.25% annually. If you choose the Enhanced Death Benefit, this charge equals 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge will not be assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

           YEARS SINCE PURCHASE PAYMENT                 WITHDRAWAL CHARGE
  -------------------------------------------------   ---------------------
    GREATER THAN OR EQUAL TO        BUT LESS THAN
            0 years                    2 years                 6%
            2 years                    4 years                 5%
            4 years                    6 years                 4%
            6 years                    7 years                 3%
            7 years                    8 years                 2%
            8+ years                                           0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make your Purchase Payment to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $10,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, any applicable Principal Protection Cancellation Charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than your Purchase Payment. You may not make withdrawals during the annuity period.

If you select the Principal Protection Guarantee feature and withdraw any amounts prior to the Principal Protection Expiration Date, the amounts withdrawn (including the withdrawal charge and Principal Protection Cancellation Charge) will no longer be protected by the Principal Protection Guarantee and will reduce the amount protected by the Guarantee proportionately.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first Contract Year, and before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

o    the death benefit will not be payable upon the Annuitant's death

o    the Contingent Annuitant becomes the Annuitant

o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

       (1)   the Contract Value;

       (2) the Purchase Payment made under the Contract less the total of any withdrawals or

       (3) the Reset Death Benefit Value. The Reset Death Benefit Value is redetermined once every eight years, at which time it is set equal to the then current Contract Value. The Reset Death Benefit Value will also be redetermined any time a withdrawal is taken by reducing the Reset Death Benefit Value by a Partial Surrender Reduction (as described below).

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

       (1)   the Contract Value;

       (2) the Purchase Payment made under the Contract less the total of any withdrawals or

       (3) the Reset Death Benefit Value (as described above) available at the Annuitant's 85th birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant's 85th birthday.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we reduce the Reset Death Benefit Value by a partial surrender reduction which equals (1) the Reset Death Benefit Value immediately prior to the withdrawal multiplied by (2) the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal.

For example, assume your current Contract Value is $55,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:

         50,000 x (10,000/55,000) = 9,090

Your new Reset Death Benefit Value would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current CONTRACT VALUE is $30,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:

         50,000 x (10,000/30,000) = 16,666

Your new Reset Death Benefit Value would be 50,000 - 16,666, or $33,334.

ENHANCED DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), or (2) below, each reduced by any applicable premium tax, and withdrawals not previously deducted:

       (1) the Contract Value

       (2) the Roll-Up Death Benefit Value (as described below) available at the Death Report Date

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

       (1) the Contract Value

       (2) the Roll-Up Death Benefit Value (as described below) available at the Annuitant's 80th birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant's 80th birthday

ROLL-UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value equals the Purchase Payment. On each anniversary of the Contract Date, we will recalculate the Roll-Up Death Benefit Value as follows:

       (1) the Roll-Up Death Benefit Value on the previous Contract Date anniversary, minus

       (2) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary

The result, increased by 7%, is the new Roll-Up Death Benefit Value.

On dates other than a Contract Date anniversary, the Roll-Up Death Benefit Value equals:

       (1) the Roll-Up Death Benefit Value on the previous Contract Date anniversary; minus

       (2) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit payable equals 7% per year, to a maximum of 200% of the difference between the Purchase Payment and all Partial Surrender Reductions (as described below).

The Partial Surrender Reduction equals:

       (1) the amount of the Roll-Up Death Benefit Value just before the reduction for the withdrawal, multiplied by

       (2) the amount of the partial surrender divided by the Contract Value just before the withdrawal.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
BEFORE THE MATURITY DATE, UPON THE        THE COMPANY WILL PAY                                               PAYOUT RULES
           DEATH OF THE                     THE PROCEEDS TO:                    UNLESS. . .                     APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)        The beneficiary(ies),        Unless the beneficiary elects to      Yes
(WITH NO JOINT OWNER)                   or if none, to the           continue the Contract rather than
                                        CONTRACT OWNER'S estate      receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT) (WITH      The beneficiary(ies),        Unless the beneficiary elects to      Yes
NO JOINT OWNER)                         or if none, to the           continue the Contract rather
                                        CONTRACT OWNER'S estate.     than receive the distribution.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
BEFORE THE MATURITY DATE, UPON THE        THE COMPANY WILL PAY                                               PAYOUT RULES
           DEATH OF THE                     THE PROCEEDS TO:                    UNLESS. . .                     APPLY*
----------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE             The surviving joint          Unless the surviving joint owner      Yes
ANNUITANT)                              owner.                       is the spouse and elects to
                                                                     continue the Contract.
----------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS THE ANNUITANT)      The beneficiary(ies),        Unless the beneficiary/surviving      Yes
                                        or if none, to the           joint owner is the CONTRACT
                                        surviving joint owner        OWNER'S spouse and the spouse
                                                                     elects to continue the Contract.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE CONTRACT      The beneficiary(ies),        Unless, the beneficiary is the        Yes
OWNER)                                  or if none, to the           CONTRACT OWNER'S spouse and the
                                        CONTRACT OWNER.              spouse elects to continue the
                                                                     Contract rather than receive the
                                                                     distribution.

                                                                     Or, if there is a CONTINGENT
                                                                     ANNUITANT, then the CONTINGENT
                                                                     ANNUITANT becomes the ANNUITANT
                                                                     and the Contract continues in
                                                                     effect (generally using the
                                                                     original MATURITY DATE). The
                                                                     proceeds will then be paid upon
                                                                     the death of the CONTINGENT
                                                                     ANNUITANT or owner.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT          See death of "owner who                                            Yes
OWNER)                                  is the ANNUITANT" above.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A             The beneficiary(ies) or                                            Yes (Death of
NONNATURAL ENTITY/TRUST)                if none, to the                                                    ANNUITANT is
                                        CONTRACT OWNER.                                                    treated as
                                                                                                           death of the
                                                                                                           owner in these
                                                                                                           circumstances.)
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING          No death proceeds are                                              N/A
ANNUITANT IS STILL ALIVE)               payable; Contract
                                        continues.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                             No death proceeds are                                              N/A
                                        payable; Contract
                                        continues
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                  No death proceeds are                                              N/A
                                        payable; Contract
                                        continues.
----------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
BEFORE THE MATURITY DATE, UPON THE        THE COMPANY WILL PAY                                               PAYOUT RULES
           DEATH OF THE                     THE PROCEEDS TO:                    UNLESS. . .                     APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary(ies), or                                            Yes
                                       if none, to the CONTRACT
                                       OWNER'S estate.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date Anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 85th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2, or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.) If the Principal Protection Guarantee feature is selected and you annuitize before the Principal Protection Expiration Date, a Principal Protection Cancellation Charge may apply.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options..

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for A Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate of 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payment or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Market (f/k/a Smith Barney), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Morgan Stanley, NFP Securities, Inc., Piper Jaffray and PFS Investments, Inc. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------    ----------------
   Money Market Portfolio (2/98)............................   2003        1.157           1.150               2,696,830
                                                               2002        1.158           1.157               3,968,056
                                                               2001        1.131           1.158               3,881,543
                                                               2000        1.080           1.131                 293,012
                                                               1999        1.044           1.080                  87,063
                                                               1998        1.007           1.044                   8,882
                                                               1997        1.000           1.007                      --

Greenwich Street Series Fund
   Equity Index Portfolio-- Class I Shares (12/97)..........   2003        0.942           1.190               4,746,835
                                                               2002        1.228           0.942               4,986,426
                                                               2001        1.417           1.228               4,108,571
                                                               2000        1.581           1.417               3,645,033
                                                               1999        1.327           1.581               1,776,976
                                                               1998        1.047           1.327                 195,925
                                                               1997        1.000           1.047                      --

Scudder Investment VIT Funds
   Scudder VIT EAFE(R) Equity index Fund -- Class A
   Shares (9/98)............................................   2003        0.692           0.911                 262,796
                                                               2002        0.896           0.692                 168,605
                                                               2001        1.206           0.896                 176,300
                                                               2000        1.468           1.206                 136,060
                                                               1999        1.166           1.468                  86,483
                                                               1998        0.972           1.166                      --
                                                               1997        1.000           0.972                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------    ----------------
   Scudder VIT Small Cap Index Fund-- Class A Shares (1/98).   2003        0.807           1.165                 472,891
                                                               2002        1.030           0.807                 606,524
                                                               2001        1.024           1.030                 620,344
                                                               2000        1.080           1.024                 495,755
                                                               1999        0.911           1.080                 379,973
                                                               1998        0.945           0.911                      --
                                                               1997        1.000           0.945                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 3.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------    ----------------
Greenwich Street Series Fund
   Equity Index Portfolio-- Class I Shares (12/97)..........   2003        0.784           0.969               146,716
                                                               2002        1.044           0.784               146,854
                                                               2001        1.232           1.044               146,996
                                                               2000        1.405           1.232               147,024
                                                               1999        1.206           1.405               147,045
                                                               1998        1.000           1.206               147,068


                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------    ----------------
   Money Market Portfolio (10/97)...........................   2003        1.157           1.150               8,807,998
                                                               2002        1.158           1.157              10,222,059
                                                               2001        1.131           1.158               9,720,708
                                                               2000        1.080           1.131               2,307,960
                                                               1999        1.044           1.080               1,382,006
                                                               1998        1.007           1.044                 728,039
                                                               1997        1.000           1.007                  46,237

Greenwich Street Series Fund
   Equity Index Portfolio-- Class I Shares (9/97)...........   2003        0.942           1.190              19,530,503
                                                               2002        1.228           0.942              21,506,507
                                                               2001        1.417           1.228              20,629,586
                                                               2000        1.581           1.417              17,452,018
                                                               1999        1.327           1.581              15,906,377
                                                               1998        1.047           1.327               6,591,030
                                                               1997        1.000           1.047                 934,805

Scudder Investment VIT Funds
   Scudder VIT EAFE(R) Equity index Fund -- Class A
   Shares (10/97)...........................................   2003        0.692           0.911               1,597,502
                                                               2002        0.896           0.692               1,659,020
                                                               2001        1.206           0.896               1,593,715
                                                               2000        1.468           1.206               1,663,384
                                                               1999        1.166           1.468               1,264,534
                                                               1998        0.972           1.166                 786,358
                                                               1997        1.000           0.972                 144,516

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------    ----------------
   Scudder VIT Small Cap Index Fund-- Class A Shares (10/97)   2003        0.807           1.165             2,372,804
                                                               2002        1.030           0.807             2,867,026
                                                               2001        1.024           1.030             2,628,097
                                                               2000        1.080           1.024             3,263,000
                                                               1999        0.911           1.080             3,362,605
                                                               1998        0.945           0.911             2,147,107
                                                               1997        1.000           0.945               441,762

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 3.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  --------------    ----------------
Greenwich Street Series Fund
   Equity Index Portfolio-- Class I Shares (9/97)...........   2003        0.784           0.969                 157,297
                                                               2002        1.044           0.784                 157,435
                                                               2001        1.232           1.044                 162,824
                                                               2000        1.405           1.232                 177,591
                                                               1999        1.206           1.405                 298,659
                                                               1998        1.004           1.206                 341,977


                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

             The Insurance Company

             Principal Underwriter

             Distribution and Principal Underwriting Agreement

             Valuation of Assets

             Federal Tax Considerations

             Independent Accountants

             Condensed Financial Information

             Financial Statements

--------------------------------------------------------------------------------



Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12682, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12683S.

Name:          -----------------------------------------------------------------

Address:       -----------------------------------------------------------------

               -----------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-12682                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                  INDEX ANNUITY
                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA
                           PROTECTED EQUITY PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 3, 2004

                                       FOR

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY.......................................................   2
PRINCIPAL UNDERWRITER.......................................................   2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...........................   2
VALUATION OF ASSETS.........................................................   3
FEDERAL TAX CONSIDERATIONS..................................................   4
INDEPENDENT AUDITORS........................................................   7
CONDESNED FINANCIAL INFORMATION.............................................   8
FINANCIAL STATEMENTS........................................................ F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Fund BD IV for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

---------------------- ---------------------------- ----------------------------
                         UNDERWRITING COMMISSIONS            AMOUNT OF
                              PAID TO TDLLC           UNDERWRITING COMMISSIONS
YEAR                          BY THE COMPANY             RETAINED BY TDLLC
---------------------- ---------------------------- ----------------------------

2003                            $121,903                     $0
---------------------- ---------------------------- ----------------------------

2002                            $103,960                     $0
---------------------- ---------------------------- ----------------------------
                                $124,215                     $0
2001
---------------------- ---------------------------- ----------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses (whether realized or unrealized);

          (b) = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

          (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

          (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

          (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

          (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Fund BD IV for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                                                     VINTAGE XTRA (TIC)

                                             SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.607           0.747                      --
                                                               2002        0.884           0.607                      --
                                                               2001        1.000           0.884                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.024                      --
                                                               2002        1.000           0.787                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.512           0.622                      --
                                                               2002        0.752           0.512                      --
                                                               2001        1.000           0.752                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.738           0.983                      --
                                                               2002        0.879           0.738                      --
                                                               2001        1.000           0.879                      --

   Growth Fund - Class 2 Shares (12/99)                        2003        0.731           0.984                      --
                                                               2002        0.983           0.731                      --
                                                               2001        1.000           0.983                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.891           1.161                      --
                                                               2002        1.109           0.891                      --
                                                               2001        1.000           1.109                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.565           0.763                      --
                                                               2002        0.805           0.565                      --
                                                               2001        1.000           0.805                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.039                      --
                                                               2002        1.000           0.844                      --
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.708           0.921                      --
                                                               2002        0.883           0.708                      --
                                                               2001        1.000           0.883                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.787           0.964                      --
                                                               2002        0.969           0.787                      --
                                                               2001        1.000           0.969                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Diversified Strategic Income Portfolio (2/01)               2003        1.061           1.167                      --
                                                               2002        1.029           1.061                      --
                                                               2001        1.000           1.029                      --

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.627           0.788                      --
                                                               2002        0.820           0.627                      --
                                                               2001        1.000           0.820                      --

   Fundamental Value Portfolio (4/01)                          2003        0.899           1.227                      --
                                                               2002        1.161           0.899                      --
                                                               2001        1.000           1.161                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.283           0.376                      --
                                                               2002        0.401           0.283                      --
                                                               2001        1.000           0.401                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.129           1.167                      --
                                                               2002        1.051           1.129                      --
                                                               2001        1.000           1.051                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.558           0.724                      --
                                                               2002        0.805           0.558                      --
                                                               2001        1.000           0.805                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.877                      --
                                                               2002        0.856           0.694                      --
                                                               2001        1.000           0.856                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.874           1.288                      --
                                                               2002        1.087           0.874                      --
                                                               2001        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.891           1.219                      --
                                                               2002        1.208           0.891                      --
                                                               2001        1.000           1.208                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Investors Fund - Class I (5/01)                             2003        0.823           1.072                      --
                                                               2002        1.087           0.823                      --
                                                               2001        1.000           1.087                      --

   Small Cap Growth Fund - Class I (3/01)                      2003        0.820           1.201                      --
                                                               2002        1.276           0.820                      --
                                                               2001        1.000           1.276                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.650           0.790                      --
                                                               2002        0.893           0.650                      --
                                                               2001        1.000           0.893                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.644           0.851                      --
                                                               2002        0.893           0.644                      --
                                                               2001        1.000           0.893                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.372                      --
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038           1.245                      --
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074           1.390                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069           1.357                      --
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.882           1.138                      --
                                                               2002        1.041           0.882                      --
                                                               2001        1.000           1.041                      --

   Large Cap Portfolio (11/99)                                 2003        0.587           0.720                      --
                                                               2002        0.773           0.587                      --
                                                               2001        1.000           0.773                      --

   Lazard International Stock Portfolio (5/00)                 2003        0.587           0.743                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.594           0.709                      --
                                                               2002        0.807           0.594                      --
                                                               2001        1.000           0.807                      --

   MFS Emerging Growth Portfolio (4/00)                        2003        0.459           0.583                      --
                                                               2002        0.709           0.459                      --
                                                               2001        1.000           0.709                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.215                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.646           0.823                      --
                                                               2002        0.863           0.646                      --
                                                               2001        1.000           0.863                      --

   MFS Total Return Portfolio (6/00)                           2003        1.059           1.214                      --
                                                               2002        1.136           1.059                      --
                                                               2001        1.000           1.136                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.864           1.144                      --
                                                               2002        1.304           0.864                      --
                                                               2001        1.000           1.304                      --

   Smith Barney High Income Portfolio (5/01)                   2003        0.830           1.042                      --
                                                               2002        0.872           0.830                      --
                                                               2001        1.000           0.872                      --

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.458           0.574                      --
                                                               2002        0.626           0.458                      --
                                                               2001        1.000           0.626                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.739           0.928                      --
                                                               2002        1.007           0.739                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.638           0.926                      --
                                                               2002        0.861           0.638                      --
                                                               2001        1.000           0.861                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.956           1.221                      --
                                                               2002        1.201           0.956                      --
                                                               2001        1.000           1.201                      --

   Smith Barney Money Market Portfolio (7/00)                  2003        1.070           1.060                      --
                                                               2002        1.074           1.070                      --
                                                               2001        1.000           1.074                      --

   Strategic Equity Portfolio (11/99)                          2003        0.517           0.674                      --
                                                               2002        0.790           0.517                      --
                                                               2001        1.000           0.790                      --

   Travelers Managed Income Portfolio (5/01)                   2003        1.121           1.196                      --
                                                               2002        1.115           1.121                      --
                                                               2001        1.000           1.115                      --

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.522           0.646                      --
                                                               2002        0.752           0.522                      --
                                                               2001        1.000           0.752                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.553           0.693                      --
                                                               2002        0.832           0.553                      --
                                                               2001        1.000           0.832                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.691           0.965                      --
                                                               2002        0.944           0.691                      --
                                                               2001        1.000           0.944                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2003        0.805           1.017                      --
                                                               2002        0.903           0.805                      --
                                                               2001        1.000           0.903                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.909           1.237                      --
                                                               2002        1.027           0.909                      --


                                                       VINTAGE XTRA (TIC)

                                               SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.607           0.747                 854,282
                                                               2002        0.884           0.607                 893,530
                                                               2001        1.000           0.884                 227,887

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.024                 128,186
                                                               2002        1.000           0.787                  45,190

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.511           0.620               1,877,463
                                                               2002        0.750           0.511               1,645,516
                                                               2001        0.923           0.750               1,129,808
                                                               2000        1.127           0.923                 286,366
                                                               1999        1.000           1.127                  96,188

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.736           0.980               1,255,508
                                                               2002        0.877           0.736               1,218,395
                                                               2001        1.039           0.877                 953,012
                                                               2000        1.301           1.039                 106,123
                                                               1999        1.000           1.301                  35,494

   Growth Fund - Class 2 Shares (12/99)                        2003        0.728           0.981               2,688,587
                                                               2002        0.980           0.728               2,192,821
                                                               2001        1.217           0.980               1,418,434
                                                               2000        1.183           1.217                 279,453
                                                               1999        1.000           1.183                  32,012

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.888           1.158               2,790,028
                                                               2002        1.105           0.888               2,285,397
                                                               2001        1.095           1.105               1,207,066
                                                               2000        1.000           1.095                 158,718

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.564           0.761                 522,982
                                                               2002        0.803           0.564                 667,545
                                                               2001        0.963           0.803                 386,790
                                                               2000        1.000           0.963                  19,259

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.039                 435,419
                                                               2002        1.000           0.844                  36,512

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                  14,072

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.706           0.918                 271,043
                                                               2002        0.881           0.706                 206,340
                                                               2001        1.065           0.881                  96,122
                                                               2000        1.000           1.065                  15,014

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.784           0.962               1,597,967
                                                               2002        0.966           0.784               1,055,953
                                                               2001        1.023           0.966                 456,140
                                                               2000        1.000           1.023                  27,890

   Diversified Strategic Income Portfolio (2/01)               2003        1.058           1.164                 842,149
                                                               2002        1.026           1.058                 501,320
                                                               2001        1.000           1.026                 214,616

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.625           0.786               2,943,217
                                                               2002        0.818           0.625               1,808,443
                                                               2001        1.000           0.818                 923,288

   Fundamental Value Portfolio (4/01)                          2003        0.897           1.224               2,305,380
                                                               2002        1.158           0.897               2,138,474
                                                               2001        1.000           1.158                 668,636

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.283           0.375               1,087,735
                                                               2002        0.400           0.283                 802,206
                                                               2001        0.673           0.400                 587,522
                                                               2000        1.000           0.673                  16,276

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                  10,392

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                 223,423

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                  38,024

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                  76,882

   Total Return Portfolio - Administrative Class (5/01)        2003        1.129           1.167               5,379,938
                                                               2002        1.051           1.129               4,675,396
                                                               2001        1.000           1.051               1,184,780

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.558           0.724                  80,357
                                                               2002        0.805           0.558                  60,718
                                                               2001        1.000           0.805                  20,854

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.877                 312,769
                                                               2002        0.856           0.694                 287,543
                                                               2001        1.000           0.856                 167,986

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.874           1.288               1,139,306
                                                               2002        1.087           0.874                 667,718
                                                               2001        1.000           1.087                 219,720

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.888           1.215               3,201,965
                                                               2002        1.204           0.888               3,089,805
                                                               2001        1.000           1.204               1,352,966

   Investors Fund - Class I (5/01)                             2003        0.821           1.069               1,765,663
                                                               2002        1.084           0.821               1,678,687
                                                               2001        1.000           1.084                 688,342

   Small Cap Growth Fund - Class I (3/01)                      2003        0.817           1.198                 881,064
                                                               2002        1.272           0.817                 930,480
                                                               2001        1.000           1.272                 396,736

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.650           0.790                  97,605
                                                               2002        0.893           0.650                 101,456
                                                               2001        1.000           0.893                  18,365

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.644           0.851                 166,309
                                                               2002        0.893           0.644                 115,889
                                                               2001        1.000           0.893                  38,292

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.372                 843,560
                                                               2002        1.000           1.061                 592,024

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038           1.245                 664,987
                                                               2002        1.000           1.038                  66,095

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074           1.390                 201,746
                                                               2002        1.000           1.074                 162,663

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069           1.357                 351,989
                                                               2002        1.000           1.069                 146,679

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.879           1.135               2,645,190
                                                               2002        1.038           0.879               1,908,214
                                                               2001        1.130           1.038               1,262,895
                                                               2000        1.000           1.130                  12,212

   Large Cap Portfolio (11/99)                                 2003        0.585           0.718               1,328,748
                                                               2002        0.771           0.585                 811,822
                                                               2001        0.947           0.771                 435,079
                                                               2000        1.125           0.947                   9,529
                                                               1999        1.000           1.125                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.586           0.742                 376,707

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.593           0.707                 408,908
                                                               2002        0.805           0.593                 451,779
                                                               2001        1.055           0.805                 193,579
                                                               2000        1.000           1.055                  12,368

   MFS Emerging Growth Portfolio (4/00)                        2003        0.457           0.581                 777,647
                                                               2002        0.707           0.457                 828,116
                                                               2001        1.126           0.707                 495,736
                                                               2000        1.000           1.126                  52,455

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.215                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.646           0.823                 923,566
                                                               2002        0.863           0.646                 813,867
                                                               2001        1.000           0.863                 186,705

   MFS Total Return Portfolio (6/00)                           2003        1.056           1.211               5,376,924
                                                               2002        1.132           1.056               4,046,493
                                                               2001        1.151           1.132               2,348,284
                                                               2000        1.000           1.151                  62,642

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.862           1.141               3,018,066
                                                               2002        1.300           0.862               3,104,272
                                                               2001        1.377           1.300               1,820,456
                                                               2000        1.000           1.377                  10,437

   Smith Barney High Income Portfolio (5/01)                   2003        0.828           1.039                 865,154
                                                               2002        0.870           0.828                 462,790
                                                               2001        1.000           0.870                 305,604

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.457           0.573                  97,076
                                                               2002        0.624           0.457                  98,165
                                                               2001        0.922           0.624                 130,148
                                                               2000        1.000           0.922                  95,051

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.737           0.925                 786,799
                                                               2002        1.004           0.737               1,033,287
                                                               2001        1.111           1.004                 657,150
                                                               2000        0.998           1.111                  71,969
                                                               1999        1.000           0.998                  46,952

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.636           0.924               2,193,183
                                                               2002        0.859           0.636               2,247,076
                                                               2001        0.998           0.859               1,026,339
                                                               2000        1.090           0.998                  48,107
                                                               1999        1.000           1.090                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.953           1.218                 926,626
                                                               2002        1.198           0.953               1,057,885
                                                               2001        1.352           1.198                 544,002
                                                               2000        1.165           1.352                  53,126
                                                               1999        1.000           1.165                  36,659

   Smith Barney Money Market Portfolio (7/00)                  2003        1.067           1.057               1,716,656
                                                               2002        1.071           1.067               3,010,670
                                                               2001        1.049           1.071               1,230,680
                                                               2000        1.000           1.049                   9,253

   Strategic Equity Portfolio (11/99)                          2003        0.515           0.672               2,649,642
                                                               2002        0.788           0.515               1,708,869
                                                               2001        0.925           0.788                 936,287
                                                               2000        1.149           0.925                  40,615
                                                               1999        1.000           1.149                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.118           1.193                 906,536
                                                               2002        1.112           1.118                 915,092
                                                               2001        1.000           1.112                 211,077

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.521           0.644                 127,774
                                                               2002        0.749           0.521                 113,304
                                                               2001        0.967           0.749                  89,971
                                                               2000        1.000           0.967                   5,038

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.551           0.691                 561,096
                                                               2002        0.830           0.551                 574,054
                                                               2001        1.231           0.830                 355,795
                                                               2000        1.000           1.231                  70,059

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.691           0.965                 175,378
                                                               2002        0.944           0.691                 137,148
                                                               2001        1.000           0.944                   5,693

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2003        0.803           1.014                 426,397
                                                               2002        0.901           0.803                 290,613
                                                               2001        1.045           0.901                 103,316
                                                               2000        1.138           1.045                   2,548
                                                               1999        1.000           1.138                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.909           1.237                 789,371
                                                               2002        1.027           0.909                 494,141


                                                       VINTAGE XTRA (TIC)

                                               SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.183                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.247                   2,224

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.148                  25,474

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.308                   1,726

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.291                  13,149

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.263                  13,722

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.969           1.306                   3,766

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.222                   8,845

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.989           1.284                   2,149

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.977           1.195                   2,822

   Diversified Strategic Income Portfolio (2/01)               2003        1.010           1.109                   3,253

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.213                   1,426

   Fundamental Value Portfolio (4/01)                          2003        0.966           1.315                  30,308

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.301                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                   4,252

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                  21,273

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.044                 305,197

Putnam Variable Trust

   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.242                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.255                  26,008

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.436                   8,062

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (4/01)                               2003        0.960           1.311                  47,950

   Investors Fund - Class I (5/01)                             2003        0.959           1.246                  11,586

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.418                   1,719

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.168                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.266                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.251                 233,930
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.980           1.173                 267,224
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.244                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.218                      --
                                                               2002        1.000           0.962                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.958           1.235                  35,288

   Large Cap Portfolio (11/99)                                 2003        0.967           1.184                      --

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.265                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.158                   4,165

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.232                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.228                   3,127

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.128                 354,044

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.951           1.256                  42,581

   Smith Barney High Income Portfolio (5/01)                   2003        1.007           1.262                  29,513

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.986           1.234                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.215                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.371                  52,757

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.245                  35,234

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.988                  31,339

   Strategic Equity Portfolio (11/99)                          2003        0.970           1.262                  32,350

   Travelers Managed Income Portfolio (5/01)                   2003        1.014           1.080                   3,588

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.966           1.192                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.960           1.200                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.359                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2003        0.992           1.250                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.339                   6,015

                                                     VINTAGE XTRA (TIC)

                                             SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.605           0.743                      --
                                                               2002        0.883           0.605                      --
                                                               2001        1.000           0.883                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.786           1.020                     636
                                                               2002        1.000           0.786                   3,637

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.509           0.616                      --
                                                               2002        0.749           0.509                      --
                                                               2001        1.000           0.749                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.734           0.975                      --
                                                               2002        0.875           0.734                      --
                                                               2001        1.000           0.875                      --

   Growth Fund - Class 2 Shares (12/99)                        2003        0.726           0.975                      --
                                                               2002        0.978           0.726                      --
                                                               2001        1.000           0.978                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.885           1.151                   9,264
                                                               2002        1.104           0.885                   9,270
                                                               2001        1.000           1.104                   8,328

Franklin Templeton Variable Insurance Products Trust

   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.562           0.757                      --
                                                               2002        0.802           0.562                      --
                                                               2001        1.000           0.802                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.036                      --
                                                               2002        1.000           0.842                   2,000

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.703           0.913                      --
                                                               2002        0.879           0.703                      --
                                                               2001        1.000           0.879                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.782           0.956                      --
                                                               2002        0.965           0.782                      --
                                                               2001        1.000           0.965                      --

   Diversified Strategic Income Portfolio (2/01)               2003        1.055           1.157                      --
                                                               2002        1.024           1.055                      --
                                                               2001        1.000           1.024                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Equity Index Portfolio - Class II Shares (2/01)             2003        0.623           0.781                      --
                                                               2002        0.817           0.623                      --
                                                               2001        1.000           0.817                      --

   Fundamental Value Portfolio (4/01)                          2003        0.894           1.217                      --
                                                               2002        1.157           0.894                      --
                                                               2001        1.000           1.157                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.282           0.373                      --
                                                               2002        0.399           0.282                      --
                                                               2001        1.000           0.399                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.125           1.160                      --
                                                               2002        1.050           1.125                      --
                                                               2001        1.000           1.050                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.556           0.721                      --
                                                               2002        0.804           0.556                      --
                                                               2001        1.000           0.804                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.691           0.873                      --
                                                               2002        0.855           0.691                      --
                                                               2001        1.000           0.855                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.871           1.281                   7,676
                                                               2002        1.086           0.871                   7,682
                                                               2001        1.000           1.086                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.885           1.209                   9,092
                                                               2002        1.203           0.885                   9,099
                                                               2001        1.000           1.203                   7,692

   Investors Fund - Class I (5/01)                             2003        0.818           1.064                  10,006
                                                               2002        1.083           0.818                  10,013
                                                               2001        1.000           1.083                   8,469

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Small Cap Growth Fund - Class I (3/01)                      2003        0.815           1.191                      --
                                                               2002        1.270           0.815                      --
                                                               2001        1.000           1.270                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.648           0.786                      --
                                                               2002        0.891           0.648                      --
                                                               2001        1.000           0.891                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.641           0.846                      --
                                                               2002        0.892           0.641                      --
                                                               2001        1.000           0.892                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.369                      --
                                                               2002        1.000           1.060                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.242                      --
                                                               2002        1.000           1.037                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.387                      --
                                                               2002        1.000           1.073                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.353                      --
                                                               2002        1.000           1.068                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.876           1.129                      --
                                                               2002        1.037           0.876                      --
                                                               2001        1.000           1.037                      --

   Large Cap Portfolio (11/99)                                 2003        0.583           0.714                      --
                                                               2002        0.769           0.583                      --
                                                               2001        1.000           0.769                      --

   Lazard International Stock Portfolio (5/00)                 2003        0.584           0.737                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.591           0.703                      --
                                                               2002        0.803           0.591                      --
                                                               2001        1.000           0.803                      --

   MFS Emerging Growth Portfolio (4/00)                        2003        0.456           0.578                      --
                                                               2002        0.706           0.456                      --
                                                               2001        1.000           0.706                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.644           0.818                      --
                                                               2002        0.862           0.644                      --
                                                               2001        1.000           0.862                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   MFS Total Return Portfolio (6/00)                           2003        1.052           1.204                   7,893
                                                               2002        1.131           1.052                   7,911
                                                               2001        1.000           1.131                   7,931

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.859           1.135                   8,560
                                                               2002        1.298           0.859                   8,566
                                                               2001        1.000           1.298                   7,100

   Smith Barney High Income Portfolio (5/01)                   2003        0.825           1.033                      --
                                                               2002        0.868           0.825                      --
                                                               2001        1.000           0.868                      --

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.455           0.570                      --
                                                               2002        0.623           0.455                      --
                                                               2001        1.000           0.623                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.734           0.920                  26,579
                                                               2002        1.002           0.734                  26,602
                                                               2001        1.000           1.002                  26,626

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.634           0.918                  10,331
                                                               2002        0.858           0.634                  10,355
                                                               2001        1.000           0.858                  10,382

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.950           1.211                  22,951
                                                               2002        1.196           0.950                  22,970
                                                               2001        1.000           1.196                  22,991

   Smith Barney Money Market Portfolio (7/00)                  2003        1.063           1.051                      --
                                                               2002        1.069           1.063                      --
                                                               2001        1.000           1.069                      --

   Strategic Equity Portfolio (11/99)                          2003        0.513           0.668                      --
                                                               2002        0.787           0.513                      --
                                                               2001        1.000           0.787                      --

   Travelers Managed Income Portfolio (5/01)                   2003        1.114           1.186                   9,469
                                                               2002        1.110           1.114                   9,476
                                                               2001        1.000           1.110                   8,027

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.519           0.641                      --
                                                               2002        0.748           0.519                      --
                                                               2001        1.000           0.748                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.549           0.687                      --
                                                               2002        0.829           0.549                      --
                                                               2001        1.000           0.829                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.688           0.960                      --
                                                               2002        0.943           0.688                      --
                                                               2001        1.000           0.943                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2003        0.800           1.009                      --
                                                               2002        0.900           0.800                      --
                                                               2001        1.000           0.900                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.906           1.230                      --
                                                               2002        1.000           0.906                      --


                                                       VINTAGE XTRA (TIC)

                                               SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.244                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                      --

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.288                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.261                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.969           1.303                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.989           1.281                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.977           1.193                      --

   Diversified Strategic Income Portfolio (2/01)               2003        1.010           1.106                      --

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.211                      --

   Fundamental Value Portfolio (4/01)                          2003        0.966           1.312                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.298                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.308                      --

   Investors Fund - Class I (5/01)                             2003        0.958           1.243                      --

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.415                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.263                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                      --
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.241                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.958           1.232                      --

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                      --

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.229                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                      --

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.126                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.951           1.254                      --

   Smith Barney High Income Portfolio (5/01)                   2003        1.007           1.259                      --

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.986           1.231                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.212                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.242                      --

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.986                      --

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                      --

   Travelers Managed Income Portfolio (5/01)                   2003        1.014           1.078                      --

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.959           1.198                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.356                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2003        0.991           1.247                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                      --

                                                     VINTAGE XTRA (TIC)

                                             SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.244                   4,025

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                  14,702

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.288                  28,789

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.261                  34,172

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.969           1.303                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                   8,525

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.989           1.281                  19,255

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.977           1.193                  56,139

   Diversified Strategic Income Portfolio (2/01)               2003        1.010           1.106                 132,433

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.211                      --

   Fundamental Value Portfolio (4/01)                          2003        0.966           1.312                  34,716

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.298                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                   8,654

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                  44,582

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                   8,851

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.308                  14,500

   Investors Fund - Class I (5/01)                             2003        0.958           1.243                      --

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.415                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.263                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                 466,149
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171                   3,180
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.241                  29,286
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.958           1.232                   5,654

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                   2,910

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.229                   4,077

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                   5,578

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.126                  75,188

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.951           1.254                  62,697

   Smith Barney High Income Portfolio (5/01)                   2003        1.007           1.259                 116,508

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.986           1.231                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.212                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.242                      --

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.986                      --

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                      --

   Travelers Managed Income Portfolio (5/01)                   2003        1.014           1.078                      --

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.959           1.198                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.356                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2003        0.991           1.247                   2,583

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                  27,832


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Shares is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                                               PORTFOLIO ARCHITECT XTRA (TLAC)

                                             SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2003        0.398           0.490                   5,201
                                                               2002        0.540           0.398                  73,462
                                                               2001        1.000           0.540                  63,779

   Money Market Portfolio (10/97)                              2003        1.153           1.144                 403,387
                                                               2002        1.156           1.153                 489,209
                                                               2001        1.000           1.156                 409,277

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.607           0.747                  47,692
                                                               2002        0.884           0.607                  66,257
                                                               2001        1.000           0.884                  38,368

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.512           0.622                 526,492
                                                               2002        0.752           0.512                 553,711
                                                               2001        1.000           0.752                 472,388

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.738           0.983                 186,566

   Growth Fund - Class 2 Shares (11/99)                        2003        0.731           0.984                 716,651

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.891           1.161                 677,603

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.579           0.815                   5,064
                                                               2002        0.666           0.579                   5,070
                                                               2001        1.000           0.666                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2003        1.292           1.704                  62,491
                                                               2002        1.256           1.292                  39,432
                                                               2001        1.000           1.256                   6,450

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.715           0.852                  27,168
                                                               2002        0.872           0.715                  27,763
                                                               2001        1.000           0.872                   2,817

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.759           0.984                  23,617
                                                               2002        0.954           0.759                  21,685
                                                               2001        1.000           0.954                   1,380

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.039                  80,317
                                                               2002        1.000           0.844                  63,760

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2003        0.791           1.028                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2003        0.627           0.788                 143,048
                                                               2002        0.820           0.627                  50,016
                                                               2001        1.000           0.820                  18,820

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/02)                                               2003        0.757           1.043                  25,323
                                                               2002        1.000           0.757                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        0.799           1.024                      --
                                                               2002        1.000           0.799                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.836           0.935                  61,559
                                                               2002        0.910           0.836                  82,622
                                                               2001        1.000           0.910                  37,431

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.645           0.801                  27,169
                                                               2002        0.930           0.645                  25,111
                                                               2001        1.000           0.930                  17,231

   Global Technology Portfolio - Service Shares (5/00)         2003        0.241           0.347                 103,432
                                                               2002        0.414           0.241                  33,528
                                                               2001        1.000           0.414                  33,528

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.444           0.541                  56,129
                                                               2002        0.608           0.444                  51,596
                                                               2001        1.000           0.608                  43,088

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                  62,628

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                  44,319

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Total Return Portfolio - Administrative Class (5/01)        2003        1.129           1.167                 668,500
                                                               2002        1.051           1.129                 428,795
                                                               2001        1.000           1.051                 133,797

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.558           0.724                  34,347
                                                               2002        0.805           0.558                  35,744
                                                               2001        1.000           0.805                  20,652

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.877                  12,398
                                                               2002        0.856           0.694                  12,408
                                                               2001        1.000           0.856                  12,419

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.874           1.288                  65,416
                                                               2002        1.087           0.874                  99,145
                                                               2001        1.000           1.087                  19,095

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.891           1.219                 390,414
                                                               2002        1.208           0.891                 338,073
                                                               2001        1.000           1.208                 267,374

   Investors Fund - Class I (11/99)                            2003        0.823           1.072                 295,422
                                                               2002        1.087           0.823                 166,026
                                                               2001        1.000           1.087                 118,438

   Large Cap Growth Fund - Class I (9/02)                      2003        0.799           1.137                      --
                                                               2002        1.000           0.799                      --

   Small Cap Growth Fund - Class I (11/99)                     2003        0.820           1.201                  13,436
                                                               2002        1.276           0.820                  28,961
                                                               2001        1.000           1.276                  15,650

The Travelers Series Trust
   Convertible Securities Portfolio (6/00)                     2003        0.919           1.141                 186,438
                                                               2002        1.003           0.919                 123,805
                                                               2001        1.000           1.003                  57,457

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.834           1.098                  55,894
                                                               2002        0.990           0.834                  92,994
                                                               2001        1.000           0.990                  30,415

   Equity Income Portfolio (11/99)                             2003        0.882           1.138                 263,231
                                                               2002        1.041           0.882                 179,228
                                                               2001        1.000           1.041                 147,790

   Federated High Yield Portfolio (6/00)                       2003        0.958           1.154                 148,818
                                                               2002        0.939           0.958                  32,221
                                                               2001        1.000           0.939                  31,439

   Federated Stock Portfolio (5/00)                            2003        0.831           1.044                  10,046
                                                               2002        1.047           0.831                   9,762
                                                               2001        1.000           1.047                   1,279

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Large Cap Portfolio (11/99)                                 2003        0.587           0.720                 179,411
                                                               2002        0.773           0.587                 177,655
                                                               2001        1.000           0.773                 129,126

   Lazard International Stock Portfolio (5/00)                 2003        0.587           0.743                  24,841
                                                               2002        0.685           0.587                  25,850
                                                               2001        1.000           0.685                  25,867

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.594           0.709                  19,501
                                                               2002        0.807           0.594                  18,731
                                                               2001        1.000           0.807                  60,196

   MFS Emerging Growth Portfolio (11/99)                       2003        0.459           0.583                 110,668
                                                               2002        0.709           0.459                 116,020
                                                               2001        1.000           0.709                  60,909

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.371           0.500                  39,281
                                                               2002        0.736           0.371                  34,171
                                                               2001        1.000           0.736                  29,507

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.215                      --

   Travelers Quality Bond Portfolio (5/00)                     2003        1.152           1.213                  69,321
                                                               2002        1.107           1.152                  54,866
                                                               2001        1.000           1.107                  97,909

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.646           0.823                  19,478
                                                               2002        0.863           0.646                      --
                                                               2001        1.000           0.863                      --

   MFS Total Return Portfolio (11/99)                          2003        1.059           1.214                 539,413
                                                               2002        1.136           1.059                 498,176
                                                               2001        1.000           1.136                 418,483

   Pioneer Strategic Income Portfolio (6/00)                   2003        1.061           1.248                  25,250
                                                               2002        1.018           1.061                  27,197
                                                               2001        1.000           1.018                   8,403

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                      --

   Strategic Equity Portfolio (11/99)                          2003        0.517           0.674                 219,977
                                                               2002        0.790           0.517                 213,950
                                                               2001        1.000           0.790                 300,275

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.723           0.931                  27,498
                                                               2002        0.912           0.723                  26,178
                                                               2001        1.000           0.912                      --

   Enterprise Portfolio - Class II Shares (6/01)               2003        0.628           0.777                      --
                                                               2002        0.907           0.628                      --
                                                               2001        1.000           0.907                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2003        0.707           0.892                 235,695
                                                               2002        0.795           0.707                 184,568
                                                               2001        1.000           0.795                  21,463

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/01)                                              2003        0.766           0.942                  16,123
                                                               2002        0.842           0.766                  16,801
                                                               2001        1.000           0.842                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.909           1.237                  53,053
                                                               2002        1.027           0.909                  16,792
                                                               2001        1.000           1.027                      --


                                                 PORTFOLIO ARCHITECT XTRA (TLAC)

                                               SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2003        0.398           0.489               2,896,937
                                                               2002        0.539           0.398               4,241,626
                                                               2001        0.741           0.539               5,279,528
                                                               2000        1.000           0.741               4,763,562

   Money Market Portfolio (10/97)                              2003        1.145           1.136               2,806,624
                                                               2002        1.148           1.145               3,881,409
                                                               2001        1.124           1.148               2,937,481
                                                               2000        1.076           1.124               2,772,218

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.607           0.747                 669,878
                                                               2002        0.884           0.607                 647,408
                                                               2001        1.000           0.884                 672,046

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.511           0.620              20,231,448
                                                               2002        0.750           0.511              23,790,186
                                                               2001        0.923           0.750              29,036,887
                                                               2000        1.127           0.923              28,034,507

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.736           0.980              19,281,519

   Growth Fund - Class 2 Shares (11/99)                        2003        0.728           0.981              39,131,474

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.888           1.158              31,844,180

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.578           0.813                 176,933
                                                               2002        0.664           0.578                 191,348
                                                               2001        0.747           0.664                 206,344
                                                               2000        1.000           0.747                  79,044

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2003        1.290           1.701                 223,691
                                                               2002        1.254           1.290                 468,581
                                                               2001        1.171           1.254                 208,173
                                                               2000        1.000           1.171                 156,666

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.713           0.851                 408,473
                                                               2002        0.870           0.713                 406,091
                                                               2001        0.975           0.870                 411,354
                                                               2000        1.000           0.975                 173,282

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.758           0.982               1,466,342
                                                               2002        0.952           0.758               1,416,832
                                                               2001        1.030           0.952               1,341,650
                                                               2000        1.000           1.030                 729,351

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.039               1,312,095
                                                               2002        1.000           0.844                 528,176

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                 176,686

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2003        0.791           1.028                 120,308
                                                               2002        1.000           0.791                  31,749

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2003        0.625           0.786               8,846,088
                                                               2002        0.818           0.625               9,715,715
                                                               2001        0.949           0.818               8,473,335
                                                               2000        1.063           0.949               4,565,965

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/02)                                               2003        0.757           1.043                 150,691
                                                               2002        1.000           0.757                  15,996

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        0.799           1.024                 105,948
                                                               2002        1.000           0.799                  10,171

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.834           0.934               1,105,106
                                                               2002        0.908           0.834               1,003,351
                                                               2001        0.971           0.908                 886,354
                                                               2000        1.000           0.971                 587,392

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.643           0.799                 581,258
                                                               2002        0.928           0.643                 667,607
                                                               2001        1.133           0.928                 784,602
                                                               2000        1.000           1.133                 824,538

   Global Technology Portfolio - Service Shares (5/00)         2003        0.240           0.347                 717,237
                                                               2002        0.414           0.240                 712,511
                                                               2001        0.671           0.414                 936,653
                                                               2000        1.000           0.671                 948,697

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.444           0.540               1,239,219
                                                               2002        0.607           0.444               1,331,685
                                                               2001        0.797           0.607               2,535,231
                                                               2000        1.000           0.797               2,920,931
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                 186,971

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                 229,799

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                 495,913

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                  15,770

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                 462,507

   Total Return Portfolio - Administrative Class (5/01)        2003        1.129           1.167              16,838,317
                                                               2002        1.051           1.129              18,004,391
                                                               2001        1.000           1.051               4,242,977

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.558           0.724                 175,579
                                                               2002        0.805           0.558                 197,673
                                                               2001        1.000           0.805                 124,658

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.877               1,354,191
                                                               2002        0.856           0.694               1,800,769
                                                               2001        1.000           0.856                 749,754

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.874           1.288               1,886,162
                                                               2002        1.087           0.874               2,220,650
                                                               2001        1.000           1.087                 839,211

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.888           1.215               9,793,869
                                                               2002        1.204           0.888              10,775,602
                                                               2001        1.032           1.204               8,547,628

   Investors Fund - Class I (11/99)                            2003        0.821           1.069               4,429,588
                                                               2002        1.084           0.821               4,799,603
                                                               2001        1.150           1.084               4,504,340
                                                               2000        1.000           1.150               1,547,583

   Large Cap Growth Fund - Class I (9/02)                      2003        0.799           1.137                  54,361
                                                               2002        1.000           0.799                  35,399

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Small Cap Growth Fund - Class I (11/99)                     2003        0.817           1.198               2,308,032
                                                               2002        1.272           0.817               2,406,334
                                                               2001        1.394           1.272               2,141,864
                                                               2000        1.000           1.394               1,757,555

The Travelers Series Trust
   Convertible Securities Portfolio (6/00)                     2003        0.917           1.139                 931,975
                                                               2002        1.002           0.917                 917,113
                                                               2001        1.026           1.002                 729,396
                                                               2000        1.000           1.026                 201,003

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.833           1.096                 537,382
                                                               2002        0.988           0.833                 622,049
                                                               2001        1.046           0.988                 517,427
                                                               2000        1.000           1.046                 114,999

   Equity Income Portfolio (11/99)                             2003        0.879           1.135               5,904,217
                                                               2002        1.038           0.879               5,817,969
                                                               2001        1.130           1.038               5,670,567
                                                               2000        1.052           1.130               3,655,356

   Federated High Yield Portfolio (6/00)                       2003        0.956           1.152                 651,192
                                                               2002        0.937           0.956               1,035,531
                                                               2001        0.934           0.937                 490,815
                                                               2000        1.000           0.934                 137,160

   Federated Stock Portfolio (5/00)                            2003        0.830           1.042                 200,695
                                                               2002        1.045           0.830                 148,619
                                                               2001        1.045           1.045                  82,221
                                                               2000        1.000           1.045                  63,079

   Large Cap Portfolio (11/99)                                 2003        0.585           0.718               5,685,645
                                                               2002        0.771           0.585               5,323,665
                                                               2001        0.947           0.771               6,056,750
                                                               2000        1.125           0.947               4,871,712

   Lazard International Stock Portfolio (5/00)                 2003        0.586           0.742                 740,372
                                                               2002        0.684           0.586                 456,329
                                                               2001        0.942           0.684                 559,918
                                                               2000        1.000           0.942                 154,822

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.593           0.707               5,233,477
                                                               2002        0.805           0.593               5,820,389
                                                               2001        1.055           0.805               6,519,866
                                                               2000        1.135           1.055               5,293,596

   MFS Emerging Growth Portfolio (11/99)                       2003        0.457           0.581               8,163,696
                                                               2002        0.707           0.457               9,263,540
                                                               2001        1.126           0.707              11,423,573
                                                               2000        1.432           1.126              11,797,938

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.370           0.499               1,596,673
                                                               2002        0.735           0.370               1,768,966
                                                               2001        0.978           0.735               1,549,655
                                                               2000        1.000           0.978                 805,876

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.215                  39,407

   Travelers Quality Bond Portfolio (5/00)                     2003        1.150           1.211               1,210,032
                                                               2002        1.105           1.150               1,913,513
                                                               2001        1.048           1.105               2,064,167
                                                               2000        1.000           1.048               1,180,840

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.646           0.823                 497,831
                                                               2002        0.863           0.646                 355,655
                                                               2001        1.000           0.863                 295,944

   MFS Total Return Portfolio (11/99)                          2003        1.056           1.211              18,653,914
                                                               2002        1.132           1.056              17,726,342
                                                               2001        1.151           1.132              15,105,160
                                                               2000        1.002           1.151               6,755,149

   Pioneer Strategic Income Portfolio (6/00)                   2003        1.059           1.246                  70,780
                                                               2002        1.016           1.059                  74,246
                                                               2001        0.991           1.016                 299,331
                                                               2000        1.000           0.991                  74,942

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                      --

   Strategic Equity Portfolio (11/99)                          2003        0.515           0.672              13,185,712
                                                               2002        0.788           0.515              14,018,634
                                                               2001        0.925           0.788              18,452,438
                                                               2000        1.149           0.925              15,213,070

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.723           0.931                 561,593
                                                               2002        0.912           0.723                 700,496
                                                               2001        1.000           0.912                 221,448

   Enterprise Portfolio - Class II Shares (6/01)               2003        0.628           0.777                  69,573
                                                               2002        0.907           0.628                 135,032
                                                               2001        1.000           0.907                   5,757

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2003        0.706           0.891                 935,155
                                                               2002        0.793           0.706               1,054,469
                                                               2001        0.921           0.793                 829,809
                                                               2000        1.000           0.921                 453,646

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/01)                                              2003        0.766           0.942                  26,125
                                                               2002        0.842           0.766                  24,619
                                                               2001        1.000           0.842                   6,006

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.909           1.237               1,361,791
                                                               2002        1.027           0.909                 910,419
                                                               2001        1.000           1.027                  38,047

                                               PORTFOLIO ARCHITECT XTRA (TLAC)

                                             SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2003        0.968           1.188                 238,033

   Money Market Portfolio (10/97)                              2003        1.000           0.989                 505,871

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.183                  11,651

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.148                 303,021

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.308                 331,023

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.291               2,130,194

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.263               2,191,185

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.982           1.378                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2003        1.005           1.323                 259,814

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.971           1.156                  39,887

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.976           1.263                 299,062

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.222                 352,384

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                  80,388

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2003        0.977           1.267                  91,055

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.213                 721,895

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/02)                                               2003        0.949           1.306                 312,432

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        0.967           1.237                  30,211

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.994           1.111                 485,689

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.988           1.225                  25,340

   Global Technology Portfolio - Service Shares (5/00)         2003        0.944           1.359                  22,180

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.980           1.190                  20,039

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                 131,801

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                 331,917
   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                 158,082

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                 287,921

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.044               2,727,021

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.242                   2,466

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.255                 119,420

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.436                 306,882

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.311                 460,823

   Investors Fund - Class I (11/99)                            2003        0.959           1.246                  39,902

   Large Cap Growth Fund - Class I (9/02)                      2003        0.961           1.364                   5,988

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.418                  69,052

The Travelers Series Trust
   Convertible Securities Portfolio (6/00)                     2003        0.996           1.235                 108,099

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.977           1.284                  52,889

   Equity Income Portfolio (11/99)                             2003        0.958           1.235                 530,915

   Federated High Yield Portfolio (6/00)                       2003        1.003           1.206                  90,792

   Federated Stock Portfolio (5/00)                            2003        0.978           1.225                  38,121

   Large Cap Portfolio (11/99)                                 2003        0.967           1.184                 136,097

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.265                 104,454

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.158                  73,087

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.232                  95,927

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.974           1.311                  58,567

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                   6,184

   Travelers Quality Bond Portfolio (5/00)                     2003        1.014           1.066                 238,924

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.228                  33,110

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.128               1,900,092

   Pioneer Strategic Income Portfolio (6/00)                   2003        1.008           1.184                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                   2,100

   Strategic Equity Portfolio (11/99)                          2003        0.970           1.262                 326,199

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.975           1.252                 186,325

   Enterprise Portfolio - Class II Shares (6/01)               2003        0.966           1.193                  12,937

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2003        0.991           1.248                 269,820

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/01)                                              2003        0.954           1.170                   8,358

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.339                 869,633


                                               PORTFOLIO ARCHITECT XTRA (TLAC)

                                             SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2003        0.396           0.486                 346,932
                                                               2002        0.538           0.396                 407,014
                                                               2001        1.000           0.538                 649,555

   Money Market Portfolio (10/97)                              2003        1.141           1.130                 606,702
                                                               2002        1.146           1.141                 659,403
                                                               2001        1.000           1.146                 311,856

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.605           0.743                 503,521
                                                               2002        0.883           0.605                 550,900
                                                               2001        1.000           0.883                 241,785

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.509           0.616               2,534,558
                                                               2002        0.749           0.509               2,761,613
                                                               2001        1.000           0.749               2,203,655

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.734           0.975              12,687,639

   Growth Fund - Class 2 Shares (11/99)                        2003        0.726           0.975              16,287,152

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.885           1.151              19,684,170

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.576           0.809                  44,773
                                                               2002        0.663           0.576                  36,564
                                                               2001        1.000           0.663                   4,156

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2003        1.285           1.692                 183,010
                                                               2002        1.252           1.285                 145,664
                                                               2001        1.000           1.252                  11,465

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.711           0.846                 331,469
                                                               2002        0.869           0.711                 209,810
                                                               2001        1.000           0.869                  34,515

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.755           0.977                 280,003
                                                               2002        0.950           0.755                 179,886
                                                               2001        1.000           0.950                  27,031

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.036                 339,300
                                                               2002        1.000           0.842                  10,755

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                  81,239

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2003        0.790           1.025                  36,914
                                                               2002        1.000           0.790                  14,815

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2003        0.623           0.781               1,904,694
                                                               2002        0.817           0.623               1,645,211
                                                               2001        1.000           0.817               2,026,387

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/02)                                               2003        0.756           1.040                      --
                                                               2002        1.000           0.756                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        0.798           1.020                  80,714
                                                               2002        1.000           0.798                   9,207

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.831           0.929                 499,603
                                                               2002        0.907           0.831                 447,203
                                                               2001        1.000           0.907                 240,551

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.641           0.795                  95,897
                                                               2002        0.927           0.641                  84,104
                                                               2001        1.000           0.927                  86,994

   Global Technology Portfolio - Service Shares (5/00)         2003        0.240           0.345                 118,715
                                                               2002        0.413           0.240                 131,205
                                                               2001        1.000           0.413                 156,658

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.442           0.537                 350,206
                                                               2002        0.606           0.442                 267,863
                                                               2001        1.000           0.606                 538,280

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                 110,206

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                  69,924

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                 184,059

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                  66,862

   Total Return Portfolio - Administrative Class (5/01)        2003        1.125           1.160               4,958,737
                                                               2002        1.050           1.125               7,601,486
                                                               2001        1.000           1.050               1,040,045

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.556           0.721                  39,926
                                                               2002        0.804           0.556                  29,622
                                                               2001        1.000           0.804                  14,734

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.691           0.873                 211,713
                                                               2002        0.855           0.691                 322,648
                                                               2001        1.000           0.855                  86,605

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.871           1.281                 572,206
                                                               2002        1.086           0.871                 653,195
                                                               2001        1.000           1.086                 141,792

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.885           1.209               2,556,109
                                                               2002        1.203           0.885               2,730,229
                                                               2001        1.000           1.203               1,624,219

   Investors Fund - Class I (11/99)                            2003        0.818           1.064               1,323,286
                                                               2002        1.083           0.818               1,169,456
                                                               2001        1.000           1.083               1,074,948

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Large Cap Growth Fund - Class I (9/02)                      2003        0.798           1.133                  20,691
                                                               2002        1.000           0.798                      --

   Small Cap Growth Fund - Class I (11/99)                     2003        0.815           1.191                 576,668
                                                               2002        1.270           0.815                 485,599
                                                               2001        1.000           1.270                 272,556

The Travelers Series Trust
   Convertible Securities Portfolio (6/00)                     2003        0.914           1.133                 118,626
                                                               2002        1.000           0.914                  93,674
                                                               2001        1.000           1.000                 909,851

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.830           1.090                 219,879
                                                               2002        0.986           0.830                  66,258
                                                               2001        1.000           0.986                   7,202

   Equity Income Portfolio (11/99)                             2003        0.876           1.129               1,009,582
                                                               2002        1.037           0.876               1,084,598
                                                               2001        1.000           1.037                 993,080

   Federated High Yield Portfolio (6/00)                       2003        0.953           1.146                 143,727
                                                               2002        0.936           0.953                  77,295
                                                               2001        1.000           0.936                  48,230

   Federated Stock Portfolio (5/00)                            2003        0.827           1.036                 116,257
                                                               2002        1.044           0.827                  63,998
                                                               2001        1.000           1.044                  18,229

   Large Cap Portfolio (11/99)                                 2003        0.583           0.714                 855,552
                                                               2002        0.769           0.583                 677,781
                                                               2001        1.000           0.769                 439,291

   Lazard International Stock Portfolio (5/00)                 2003        0.584           0.737                 138,766
                                                               2002        0.683           0.584                  53,081
                                                               2001        1.000           0.683                  25,354

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.591           0.703                 735,879
                                                               2002        0.803           0.591                 698,259
                                                               2001        1.000           0.803                 662,621

   MFS Emerging Growth Portfolio (11/99)                       2003        0.456           0.578                 932,441
                                                               2002        0.706           0.456                 824,344
                                                               2001        1.000           0.706                 900,007

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.369           0.496                 243,051
                                                               2002        0.734           0.369                 281,572
                                                               2001        1.000           0.734                 107,322

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                      --

   Travelers Quality Bond Portfolio (5/00)                     2003        1.146           1.204                 439,841
                                                               2002        1.103           1.146                 335,801
                                                               2001        1.000           1.103                 227,168

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.644           0.818                 221,463
                                                               2002        0.862           0.644                 139,857
                                                               2001        1.000           0.862                 898,773

   MFS Total Return Portfolio (11/99)                          2003        1.052           1.204              10,446,839
                                                               2002        1.131           1.052               7,540,877
                                                               2001        1.000           1.131               3,539,246

   Pioneer Strategic Income Portfolio (6/00)                   2003        1.055           1.239                   2,981
                                                               2002        1.015           1.055                  17,525
                                                               2001        1.000           1.015                   7,608

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                   1,896

   Strategic Equity Portfolio (11/99)                          2003        0.513           0.668               1,595,899
                                                               2002        0.787           0.513               1,454,962
                                                               2001        1.000           0.787               1,336,240

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.721           0.926                 722,215
                                                               2002        0.911           0.721                 625,949
                                                               2001        1.000           0.911                 158,937

   Enterprise Portfolio - Class II Shares (6/01)               2003        0.626           0.773                 237,911
                                                               2002        0.906           0.626                 196,781
                                                               2001        1.000           0.906                  26,673

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2003        0.703           0.886                 300,573
                                                               2002        0.792           0.703                 239,965
                                                               2001        1.000           0.792                  90,527

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/01)                                              2003        0.764           0.937                  36,629
                                                               2002        0.841           0.764                  20,856
                                                               2001        1.000           0.841                   8,651

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.906           1.230                 653,619
                                                               2002        1.025           0.906                 307,773
                                                               2001        1.000           1.025                   7,278


                                               PORTFOLIO ARCHITECT XTRA (TLAC)

                                             SEPARATE ACCOUNT CHARGES 2.00% (A)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2003        0.968           1.186                   8,793

   Money Market Portfolio (10/97)                              2003        1.000           0.987                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                  14,210

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.288                  18,424

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.261                  12,992

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.982           1.375                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2003        1.005           1.321                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.971           1.153                      --

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.976           1.260                   8,127

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                   3,153

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2003        0.976           1.265                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.211                      --

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/02)                                               2003        0.949           1.304                   6,047

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        0.967           1.234                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.994           1.108                      --

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.988           1.223                      --

   Global Technology Portfolio - Service Shares (5/00)         2003        0.944           1.356                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.980           1.188                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                  24,369

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.308                   9,550

   Investors Fund - Class I (11/99)                            2003        0.958           1.243                      --

   Large Cap Growth Fund - Class I (9/02)                      2003        0.961           1.361                      --

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.415                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/00)                     2003        0.996           1.232                      --

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.977           1.281                      --

   Equity Income Portfolio (11/99)                             2003        0.958           1.232                      --

   Federated High Yield Portfolio (6/00)                       2003        1.003           1.204                      --

   Federated Stock Portfolio (5/00)                            2003        0.978           1.223                      --

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                      --

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.229                      --

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.974           1.308                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                      --

   Travelers Quality Bond Portfolio (5/00)                     2003        1.014           1.063                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   MFS Total Return Portfolio (11/99)                          2003        0.986           1.126                  34,407

   Pioneer Strategic Income Portfolio (6/00)                   2003        1.008           1.181                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.974           1.249                      --

   Enterprise Portfolio - Class II Shares (6/01)               2003        0.966           1.190                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2003        0.991           1.245                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/01)                                              2003        0.953           1.167                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                   9,625


                                               PORTFOLIO ARCHITECT XTRA (TLAC)

                                             SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2003        0.968           1.186                  78,193

   Money Market Portfolio (10/97)                              2003        1.000           0.987                  46,731

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                  17,759

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                 140,484

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                 230,499

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.288               1,570,074

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.261               1,651,863

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.982           1.375                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2003        1.005           1.321                  37,104

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.971           1.153                  40,094

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.976           1.260                  47,616

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                 399,669

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                  71,761

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2003        0.976           1.265                  21,906

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.211                 374,650

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/02)                                               2003        0.949           1.304                  13,010

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2003        0.967           1.234                  35,379

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.994           1.108                      --

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.988           1.223                  33,138

   Global Technology Portfolio - Service Shares (5/00)         2003        0.944           1.356                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.980           1.188                   5,148

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                  97,171

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                 167,595

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                 217,985

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                 240,797

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042               2,115,078

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                 219,951

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                 153,913

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.308                 211,895

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Investors Fund - Class I (11/99)                            2003        0.958           1.243                 275,654

   Large Cap Growth Fund - Class I (9/02)                      2003        0.961           1.361                   9,226

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.415                 115,709

The Travelers Series Trust
   Convertible Securities Portfolio (6/00)                     2003        0.996           1.232                   4,148

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.977           1.281                  28,513

   Equity Income Portfolio (11/99)                             2003        0.958           1.232                 783,027

   Federated High Yield Portfolio (6/00)                       2003        1.003           1.204                  23,988

   Federated Stock Portfolio (5/00)                            2003        0.978           1.223                      --

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                 112,890

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                 115,622

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.156                  30,775

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.229                 232,432

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.974           1.308                 104,184

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                  16,215

   Travelers Quality Bond Portfolio (5/00)                     2003        1.014           1.063                   5,772

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                  30,573

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.126               1,307,672

   Pioneer Strategic Income Portfolio (6/00)                   2003        1.008           1.181                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                  19,961

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                  73,289

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.974           1.249                  37,078

   Enterprise Portfolio - Class II Shares (6/01)               2003        0.966           1.190                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2003        0.991           1.245                 173,538

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/01)                                              2003        0.953           1.167                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                 412,733

                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003 : The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio - Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio - Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio - Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio - Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

The Travelers Series Fund Inc.: Pioneer Strategic Income Portfolio is no longer available to new contract owners

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Shares is no longer available to new contract owners


                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                                                     INDEX ANNUITY (TLAC)

                                              SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (10/97)                              2003        1.145           1.136               2,806,624
                                                               2002        1.148           1.145               3,881,409
                                                               2001        1.124           1.148               2,937,481
                                                               2000        1.076           1.124               2,772,218
                                                               1999        1.041           1.076               1,142,472
                                                               1998        1.007           1.041                  86,459
                                                               1997        1.000           1.007                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.932           1.175              10,294,762
                                                               2002        1.217           0.932              10,720,659
                                                               2001        1.408           1.217              11,804,188
                                                               2000        1.573           1.408              11,210,280
                                                               1999        1.324           1.573              10,466,930
                                                               1998        1.046           1.324               5,435,838
                                                               1997        1.000           1.046                 737,335

Scudder Investment VIT Funds
   Scudder VIT EAFE(R) Equity index Fund - Class A
   Shares (10/97)                                              2003        0.685           0.899               1,195,560
                                                               2002        0.888           0.685               1,010,371
                                                               2001        1.198           0.888               1,033,994
                                                               2000        1.461           1.198                 893,929
                                                               1999        1.163           1.461                 371,413
                                                               1998        0.972           1.163                 135,896
                                                               1997        1.000           0.972                  10,530

   Scudder VIT Small Cap Index Fund - Class A Shares (10/97)   2003        0.798           1.151               3,397,606
                                                               2002        1.022           0.798               3,433,292
                                                               2001        1.017           1.022               4,365,639
                                                               2000        1.075           1.017               4,184,121
                                                               1999        0.909           1.075               4,438,492
                                                               1998        0.944           0.909               3,882,023
                                                               1997        1.000           0.944                 644,012


                                                     INDEX ANNUITY (TLAC)

                                              SEPARATE ACCOUNT CHARGES 2.20% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.903           1.132                 207,964
                                                               2002        1.186           0.903                 208,024
                                                               2001        1.380           1.186                 208,086
                                                               2000        1.552           1.380                 208,110
                                                               1999        1.314           1.552                 208,129
                                                               1998        1.044           1.314                 208,150
                                                               1997        1.000           1.044                 208,174


                                                     INDEX ANNUITY (TLAC)

                                              SEPARATE ACCOUNT CHARGES 2.25% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.755           0.946                 412,225
                                                               2002        0.992           0.755                 412,331
                                                               2001        1.155           0.992                 412,443
                                                               2000        1.299           1.155                 412,472
                                                               1999        1.100           1.299                 412,494
                                                               1998        1.000           1.100                 422,929

                                                      INDEX ANNUITY (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.898           1.124              16,952,376
                                                               2002        1.181           0.898              14,211,749
                                                               2001        1.376           1.181                 875,616
                                                               2000        1.550           1.376                 910,029
                                                               1999        1.314           1.550                 935,721
                                                               1998        1.000           1.314                 950,940


                                                      INDEX ANNUITY (TLAC)

                                               SEPARATE ACCOUNT CHARGES 2.40% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.814           1.019               2,851,323
                                                               2002        1.072           0.814               2,873,499
                                                               2001        1.249           1.072               3,447,650
                                                               2000        1.408           1.249               3,634,154
                                                               1999        1.194           1.408               3,838,256
                                                               1998        1.000           1.194                 533,038


                                                     INDEX ANNUITY (TLAC)

                                              SEPARATE ACCOUNT CHARGES 2.40% (C)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.894           1.118                      --
                                                               2002        1.176           0.894                      --
                                                               2001        1.371           1.176                      --
                                                               2000        1.545           1.371                      --
                                                               1999        1.310           1.545                      --
                                                               1998        1.044           1.310                      --
                                                               1997        1.000           1.044                      --

                                                      INDEX ANNUITY (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.748           0.935                      --
                                                               2002        0.985           0.748                      --
                                                               2001        1.149           0.985                      --
                                                               2000        1.295           1.149                      --
                                                               1999        1.099           1.295                  49,914
                                                               1998        1.000           1.099                  49,914


                                                      INDEX ANNUITY (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.889           1.111               4,903,819
                                                               2002        1.171           0.889               5,184,623
                                                               2001        1.367           1.171               5,259,396
                                                               2000        1.541           1.367               5,651,471
                                                               1999        1.308           1.541               6,291,395
                                                               1998        1.043           1.308               6,730,772
                                                               1997        1.000           1.043               5,313,886


                                                     INDEX ANNUITY (TLAC)

                                              SEPARATE ACCOUNT CHARGES 2.55% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.889           1.110                  27,668
                                                               2002        1.172           0.889                  28,719
                                                               2001        1.368           1.172                  30,341
                                                               2000        1.544           1.368                 169,346
                                                               1999        1.311           1.544                 171,111
                                                               1998        1.000           1.311                 172,533


                                                     INDEX ANNUITY (TLAC)

                                              SEPARATE ACCOUNT CHARGES 2.55% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.597           0.745               1,913,395
                                                               2002        0.786           0.597               1,916,518
                                                               2001        0.918           0.786               2,206,092
                                                               2000        1.000           0.918                 814,687

                                                      INDEX ANNUITY (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.807           1.008                 672,968
                                                               2002        1.065           0.807                 673,234
                                                               2001        1.244           1.065                 680,609
                                                               2000        1.404           1.244                 680,772
                                                               1999        1.193           1.404                 730,273
                                                               1998        1.000           1.193                 102,873


                                                      INDEX ANNUITY (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 2.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.879           1.097               2,124,826
                                                               2002        1.161           0.879               2,195,848
                                                               2001        1.358           1.161               2,223,866
                                                               2000        1.534           1.358               2,313,085
                                                               1999        1.305           1.534               2,850,045
                                                               1998        1.043           1.305               3,412,468
                                                               1997        1.000           1.043               3,330,600


                                                      INDEX ANNUITY (TLAC)

                                               SEPARATE ACCOUNT CHARGES 2.75% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.594           0.740                 142,282
                                                               2002        0.784           0.594                 152,904
                                                               2001        0.917           0.784                 153,186
                                                               2000        1.000           0.917                  65,983


                                                      INDEX ANNUITY (TLAC)

                                               SEPARATE ACCOUNT CHARGES 2.75% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.880           1.097              18,890,474
                                                               2002        1.162           0.880              19,565,931
                                                               2001        1.360           1.162              20,053,885
                                                               2000        1.538           1.360              19,884,874
                                                               1999        1.309           1.538              20,668,805
                                                               1998        1.000           1.309              21,883,580

                                                      INDEX ANNUITY (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 2.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.734           0.913              12,604,292
                                                               2002        0.970           0.734              13,249,272
                                                               2001        1.136           0.970              14,259,216
                                                               2000        1.285           1.136              15,138,911
                                                               1999        1.095           1.285              15,944,192
                                                               1998        1.000           1.095              16,643,685


                                                      INDEX ANNUITY (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 2.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.870           1.083             150,790,603
                                                               2002        1.151           0.870             158,249,182
                                                               2001        1.349           1.151             169,081,133
                                                               2000        1.527           1.349             148,510,661
                                                               1999        1.302           1.527             123,986,805
                                                               1998        1.042           1.302              27,872,471
                                                               1997        1.000           1.042                 358,499


                                                      INDEX ANNUITY (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 2.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.871           1.084               5,004,869
                                                               2002        1.153           0.871               5,199,788
                                                               2001        1.352           1.153               5,140,439
                                                               2000        1.532           1.352               4,915,415
                                                               1999        1.306           1.532               4,436,116
                                                               1998        1.000           1.306               4,436,276


                                                      INDEX ANNUITY (TLAC)

                                               SEPARATE ACCOUNT CHARGES 3.05% (A)

                                                                       UNIT VALUE AT    NIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF     END OF YEAR       OUTSTANDING AT

                       PORTFOLIO NAME                          YEAR        YEAR        U                   END OF YEAR

------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund

   Equity Index Portfolio - Class I Shares (9/97)              2003        0.727           0.903               4,492,288
                                                               2002        0.963           0.727               4,573,827
                                                               2001        1.130           0.963               4,677,523
                                                               2000        1.281           1.130               4,876,140
                                                               1999        1.094           1.281               6,221,780
                                                               1998        1.000           1.094               6,481,921

                                                     INDEX ANNUITY (TLAC)

                                              SEPARATE ACCOUNT CHARGES 3.05% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.685           0.851             161,368,823
                                                               2002        0.907           0.685             160,070,945
                                                               2001        1.000           0.907              69,196,522


                                                      INDEX ANNUITY (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 3.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.861           1.069              54,861,780
                                                               2002        1.141           0.861              57,585,131
                                                               2001        1.340           1.141              60,867,189
                                                               2000        1.520           1.340              54,366,137
                                                               1999        1.298           1.520              49,484,678
                                                               1998        1.041           1.298               8,321,419
                                                               1997        1.000           1.041                  99,043


                                                      INDEX ANNUITY (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 3.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.625           0.776              97,020,169
                                                               2002        0.829           0.625             100,751,284
                                                               2001        0.975           0.829             105,990,123
                                                               2000        1.107           0.975             113,501,854
                                                               1999        1.000           1.107              46,666,708


                                                      INDEX ANNUITY (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 3.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.682           0.846              67,288,220
                                                               2002        0.906           0.682              63,531,294
                                                               2001        1.000           0.906              25,578,435

                                                      INDEX ANNUITY (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 3.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.856           1.062                 104,938
                                                               2002        1.137           0.856                 105,001
                                                               2001        1.338           1.137                 105,066
                                                               2000        1.521           1.338                 159,450
                                                               1999        1.302           1.521                 159,489
                                                               1998        1.000           1.302                 159,531


                                                      INDEX ANNUITY (TLAC)

                                               SEPARATE ACCOUNT CHARGES 3.40% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.791           0.980                 895,950
                                                               2002        1.052           0.791                 922,291
                                                               2001        1.239           1.052                 975,085
                                                               2000        1.410           1.239               1,122,544
                                                               1999        1.208           1.410               1,181,707
                                                               1998        1.000           1.208               1,238,057


                                                      INDEX ANNUITY (TLAC)

                                               SEPARATE ACCOUNT CHARGES 3.40% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.621           0.769              36,026,819
                                                               2002        0.826           0.621              36,925,035
                                                               2001        0.972           0.826              39,792,138
                                                               2000        1.106           0.972              37,399,634
                                                               1999        1.000           1.106              17,179,177


                                                      INDEX ANNUITY (TLAC)

                                               SEPARATE ACCOUNT CHARGES 3.50% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2003        0.848           1.049                 114,746
                                                               2002        1.128           0.848                 141,617
                                                               2001        1.330           1.128                 142,450
                                                               2000        1.515           1.330                 142,578
                                                               1999        1.299           1.515                 142,657
                                                               1998        1.012           1.299                 142,785

                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                                                 VINTAGE XTRA, SERIES II (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.122                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.189                  76,218

   Growth Fund - Class 2 Shares (11/99)                        2003        1.000           1.151                 272,019

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        1.000           1.149                 114,363

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        1.000           1.194                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.119                  15,016

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.265                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        1.000           1.177                   6,581

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        1.000           1.121                   4,692

   Diversified Strategic Income Portfolio (11/99)              2003        1.000           1.059                     210

   Equity Index Portfolio - Class II Shares (11/99)            2003        1.000           1.132                  18,984

   Fundamental Value Portfolio (11/99)                         2003        1.000           1.171                  32,521

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.144                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.158                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.048                   8,722

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.026                  14,929

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.182                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        1.000           1.172                      --

   Investors Fund - Class I (11/99)                            2003        1.000           1.149                   4,620

   Small Cap Growth Fund - Class I (11/99)                     2003        1.000           1.239                  23,027

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.103                   9,413

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.153                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.131                 308,447

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.091                 100,086

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.142                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2003        1.000           1.124                   7,079

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        1.000           1.134                  11,270

   Large Cap Portfolio (11/99)                                 2003        1.000           1.125                      --

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.160                   3,089

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        1.000           1.107                   2,322

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.129                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.138                      --

   MFS Total Return Portfolio (11/99)                          2003        1.000           1.080                  19,332

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        1.000           1.138                  12,684

   Smith Barney High Income Portfolio (11/99)                  2003        1.000           1.103                  38,218

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.171                   8,693

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.160                   3,339

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.996                 124,217

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.118                   5,347

   Travelers Managed Income Portfolio (11/99)                  2003        1.000           1.031                  70,293

   Van Kampen Enterprise Portfolio (11/99)                     2003        1.000           1.130                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.237                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2003        1.000           1.143                  25,783

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.200                  47,679


                                                 VINTAGE XTRA, SERIES II (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.122                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.189                  15,170

   Growth Fund - Class 2 Shares (11/99)                        2003        1.000           1.151                  11,767

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        1.000           1.148                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        1.000           1.194                  13,504

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.119                   6,729

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.265                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        1.000           1.177                   6,935

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        1.000           1.121                      --

   Diversified Strategic Income Portfolio (11/99)              2003        1.000           1.059                      --

   Equity Index Portfolio - Class II Shares (11/99)            2003        1.000           1.131                      --

   Fundamental Value Portfolio (11/99)                         2003        1.000           1.170                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.143                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.158                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.047                      --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.026                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.182                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        1.000           1.172                      --

   Investors Fund - Class I (11/99)                            2003        1.000           1.149                  10,611

   Small Cap Growth Fund - Class I (11/99)                     2003        1.000           1.238                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.103                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.153                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.130                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.091                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.142                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2003        1.000           1.124                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        1.000           1.134                      --

   Large Cap Portfolio (11/99)                                 2003        1.000           1.125                      --

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.160                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        1.000           1.107                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.129                   5,820

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.138                      --

   MFS Total Return Portfolio (11/99)                          2003        1.000           1.080                   3,680

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        1.000           1.137                      --

   Smith Barney High Income Portfolio (11/99)                  2003        1.000           1.103                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.170                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.160                      --

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.995                   6,903

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.118                      --

   Travelers Managed Income Portfolio (11/99)                  2003        1.000           1.031                      --

   Van Kampen Enterprise Portfolio (11/99)                     2003        1.000           1.130                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.236                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2003        1.000           1.143                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.200                  16,388


                                                 VINTAGE XTRA, SERIES II (TLAC)

                                               SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.786           1.020                 148,070

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.509           0.616               2,534,558

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.734           0.975              12,687,639

   Growth Fund - Class 2 Shares (11/99)                        2003        0.726           0.975              16,287,152

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.885           1.151              19,684,170

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.562           0.757                 316,594

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.036                 339,300

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                  81,239

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.703           0.913                 926,381

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.782           0.956               3,677,132

   Diversified Strategic Income Portfolio (11/99)              2003        1.055           1.157               1,827,618

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.623           0.781               1,904,694

   Fundamental Value Portfolio (11/99)                         2003        0.894           1.217               7,499,816

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.282           0.373                 577,215

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                 110,206

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                  69,924

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                 184,059

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                  66,862

   Total Return Portfolio - Administrative Class (5/01)        2003        1.125           1.160               4,958,737

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.691           0.873                 211,713

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.871           1.281                 572,206

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.885           1.209               2,556,109

   Investors Fund - Class I (11/99)                            2003        0.818           1.064               1,323,286

   Small Cap Growth Fund - Class I (11/99)                     2003        0.815           1.191                 576,668

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.648           0.786                 308,611

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.641           0.846                 353,158

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.369               1,552,275
                                                               2002        1.000           1.060                  64,335

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.242               1,212,059
                                                               2002        1.000           1.037                  85,778

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.387                 202,888
                                                               2002        1.000           1.073                  33,025

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2003        1.068           1.353                 123,563
                                                               2002        1.000           1.068                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.876           1.129               1,009,582

   Large Cap Portfolio (11/99)                                 2003        0.583           0.714                 855,552

   Lazard International Stock Portfolio (5/00)                 2003        0.584           0.737                 138,766

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.591           0.703                 735,879

   MFS Emerging Growth Portfolio (11/99)                       2003        0.456           0.578                 932,441

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.644           0.818                 221,463

   MFS Total Return Portfolio (11/99)                          2003        1.052           1.204              10,446,839

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                   1,896

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.859           1.135               8,426,576

   Smith Barney High Income Portfolio (11/99)                  2003        0.825           1.033               1,602,990

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.634           0.918               4,722,739

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.950           1.211               1,414,246

   Smith Barney Money Market Portfolio (11/99)                 2003        1.063           1.051               3,107,302

   Strategic Equity Portfolio (11/99)                          2003        0.513           0.668               1,595,899

   Travelers Managed Income Portfolio (11/99)                  2003        1.114           1.186               2,050,418

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.519           0.641                 211,308

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.549           0.687               1,838,477

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.688           0.960                 199,188

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2003        0.800           1.009                 569,672

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.906           1.230                 653,619


                                                 VINTAGE XTRA, SERIES II (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.121                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.094                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.188                      --

   Growth Fund - Class 2 Shares (11/99)                        2003        1.000           1.150                  44,022

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        1.000           1.148                   6,912

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        1.000           1.193                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.118                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.264                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        1.000           1.176                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        1.000           1.120                  25,015

   Diversified Strategic Income Portfolio (11/99)              2003        1.000           1.058                   5,840

   Equity Index Portfolio - Class II Shares (11/99)            2003        1.000           1.131                      --

   Fundamental Value Portfolio (11/99)                         2003        1.000           1.170                  43,361

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.143                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.174                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.141                   1,380

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.157                  21,860

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.047                   1,446

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.025                  25,954

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.181                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.237                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        1.000           1.171                      --

   Investors Fund - Class I (11/99)                            2003        1.000           1.148                      --

   Small Cap Growth Fund - Class I (11/99)                     2003        1.000           1.238                  23,159

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.102                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.152                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.130                 365,894

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.090                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.141                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2003        1.000           1.123                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        1.000           1.133                      --

   Large Cap Portfolio (11/99)                                 2003        1.000           1.124                      --

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.160                  21,973

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        1.000           1.106                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.128                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.138                      --

   MFS Total Return Portfolio (11/99)                          2003        1.000           1.080                   8,740

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        1.000           1.137                  24,476

   Smith Barney High Income Portfolio (11/99)                  2003        1.000           1.102                   5,662

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.170                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.159                  21,686

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.995                      --

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.118                      --

   Travelers Managed Income Portfolio (11/99)                  2003        1.000           1.030                  72,590

   Van Kampen Enterprise Portfolio (11/99)                     2003        1.000           1.129                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        1.000           1.116                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.236                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2003        1.000           1.142                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.199                      --


                                                 VINTAGE XTRA, SERIES II (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.120                  45,121

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.188                  81,207

   Growth Fund - Class 2 Shares (11/99)                        2003        1.000           1.150                  87,037

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        1.000           1.147                 231,645

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        1.000           1.193                  28,154

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.118                  46,651

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.263                  16,979

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        1.000           1.176                  83,958

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        1.000           1.120                  40,612

   Diversified Strategic Income Portfolio (11/99)              2003        1.000           1.058                  17,034

   Equity Index Portfolio - Class II Shares (11/99)            2003        1.000           1.130                      --

   Fundamental Value Portfolio (11/99)                         2003        1.000           1.169                  75,311

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.142                  10,492

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.174                  75,427

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.141                  47,318

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.156                  26,607

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.025                 140,689

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.181                  26,757

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.237                      --

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (11/99)                              2003        1.000           1.170                  39,467

   Investors Fund - Class I (11/99)                            2003        1.000           1.148                      --

   Small Cap Growth Fund - Class I (11/99)                     2003        1.000           1.237                   6,848

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.102                  24,582

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.152                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.129                 575,122

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.090                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.141                  59,078

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2003        1.000           1.123                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        1.000           1.133                  40,947

   Large Cap Portfolio (11/99)                                 2003        1.000           1.124                      --

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.159                  22,094

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        1.000           1.090                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        1.000           1.106                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.137                   2,263

   MFS Total Return Portfolio (11/99)                          2003        1.000           1.079                  87,122

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                   4,700

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        1.000           1.136                  74,170

   Smith Barney High Income Portfolio (11/99)                  2003        1.000           1.102                 110,507

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.169                 192,810

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.159                  53,650

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.995                      --

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.117                      --

   Travelers Managed Income Portfolio (11/99)                  2003        1.000           1.030                  50,709

   Van Kampen Enterprise Portfolio (11/99)                     2003        1.000           1.129                   2,265

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        1.000           1.116                   8,739

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.235                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2003        1.000           1.141                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.198                  16,825


                                                 VINTAGE XTRA, SERIES II (TLAC)

                                               SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.244                  56,384

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                 140,484

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                 230,499

   Growth Fund - Class 2 Shares (11/99)                        2003        0.961           1.288               1,570,074

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.261               1,651,863

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.303                 201,494

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                 399,669

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                  71,761

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.281                 244,758

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.193                 921,298

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.106                 136,928

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.211                 374,650

   Fundamental Value Portfolio (11/99)                         2003        0.966           1.312                 404,104

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.298                  99,969

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                  97,171

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                 167,595

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                 217,985

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                 240,797

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042               2,115,078

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                 219,951

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                 153,913

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.308                 211,895

   Investors Fund - Class I (11/99)                            2003        0.958           1.243                 275,654

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.415                 115,709

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                  45,863

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.263                  36,370

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249               3,197,280
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171               1,099,017
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.241                 351,981
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2003        0.962           1.216                 152,815
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.232                 783,027

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                 112,890

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                 115,622

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.156                  30,775

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.229                 232,432

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                  16,215

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                  30,573

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.126               1,307,672

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                  19,961

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.254               1,298,237

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.259                 963,403

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.369                 213,469

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.242                 186,432

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.986                 152,315

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                  73,289

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.078                 331,511

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.190                   9,882

Van Kampen Life Investment Trust

   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.959           1.198                  32,305

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.356                  94,319

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2003        0.991           1.247                 269,026

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                 412,733


                                                 VINTAGE XTRA, SERIES II (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.120                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.188                 163,988

   Growth Fund - Class 2 Shares (11/99)                        2003        1.000           1.149                 117,074

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        1.000           1.147                 210,838

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        1.000           1.193                  44,940

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.117                  19,158

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        1.000           1.176                  58,222

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        1.000           1.120                  13,897

   Diversified Strategic Income Portfolio (11/99)              2003        1.000           1.057                  22,587

   Equity Index Portfolio - Class II Shares (11/99)            2003        1.000           1.130                      --

   Fundamental Value Portfolio (11/99)                         2003        1.000           1.169                 199,202

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.142                  18,494

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.173                  31,851

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.156                  56,642

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.025                 212,809

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        1.000           1.170                  28,599

   Investors Fund - Class I (11/99)                            2003        1.000           1.147                  35,867

   Small Cap Growth Fund - Class I (11/99)                     2003        1.000           1.237                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.129                 247,777

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.089                 413,007

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.140                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        1.000           1.133                  46,186

   Large Cap Portfolio (11/99)                                 2003        1.000           1.123                      --

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.159                     788

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        1.000           1.090                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   MFS Emerging Growth Portfolio (11/99)                       2003        1.000           1.106                  14,706

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.137                      --

   MFS Total Return Portfolio (11/99)                          2003        1.000           1.079                  78,205

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        1.000           1.136                 201,480

   Smith Barney High Income Portfolio (11/99)                  2003        1.000           1.101                 143,452

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.169                 100,648

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.117                      --

   Travelers Managed Income Portfolio (11/99)                  2003        1.000           1.029                   6,725

   Van Kampen Enterprise Portfolio (11/99)                     2003        1.000           1.129                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        1.000           1.116                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.235                  33,485

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2003        1.000           1.141                   5,137

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.198                  52,180


                                                 VINTAGE XTRA, SERIES II (TLAC)

                                                 SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.120                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.187                   6,649

   Growth Fund - Class 2 Shares (11/99)                        2003        1.000           1.149                   8,761

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        1.000           1.147                   8,885

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        1.000           1.192                   6,551

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        1.000           1.175                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        1.000           1.119                      --

   Diversified Strategic Income Portfolio (11/99)              2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (11/99)            2003        1.000           1.130                      --

   Fundamental Value Portfolio (11/99)                         2003        1.000           1.169                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.156                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        1.000           1.170                   6,753

   Investors Fund - Class I (11/99)                            2003        1.000           1.147                      --

   Small Cap Growth Fund - Class I (11/99)                     2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.101                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.129                  12,074

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.089                 292,892

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.140                   9,003

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        1.000           1.132                   6,972

   Large Cap Portfolio (11/99)                                 2003        1.000           1.123                      --

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        1.000           1.090                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        1.000           1.105                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.136                      --

   MFS Total Return Portfolio (11/99)                          2003        1.000           1.078                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        1.000           1.136                      --

   Smith Barney High Income Portfolio (11/99)                  2003        1.000           1.101                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (11/99)                  2003        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (11/99)                     2003        1.000           1.128                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        1.000           1.115                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.234                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2003        1.000           1.141                   8,748

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.198                      --


                                                 VINTAGE XTRA, SERIES II (TLAC)

                                               SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.242                   8,543

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.144                   8,158

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.303                  11,565

   Growth Fund - Class 2 Shares (11/99)                        2003        0.960           1.285                 291,762

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        0.971           1.258                 704,556

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        0.969           1.300                  29,124

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.217                 223,043

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.440                  30,640

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        0.989           1.279                  19,323

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        0.977           1.190                 108,325

   Diversified Strategic Income Portfolio (11/99)              2003        1.010           1.104                 169,179

   Equity Index Portfolio - Class II Shares (11/99)            2003        0.967           1.208                  14,964

   Fundamental Value Portfolio (11/99)                         2003        0.966           1.310                 109,298

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.296                  18,539

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.329                   4,528

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.238                  60,061

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.253                  25,857

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.042                  54,678

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.040                 514,636

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.250                   2,129

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.430                  17,788

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        0.960           1.305                 145,744

   Investors Fund - Class I (11/99)                            2003        0.958           1.241                      --

   Small Cap Growth Fund - Class I (11/99)                     2003        0.970           1.412                  51,166

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.163                   6,109

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.261                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.246                 559,967
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.168               1,016,318
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2003        0.961           1.213                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        0.958           1.230                  35,368

   Large Cap Portfolio (11/99)                                 2003        0.966           1.179                   5,013

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.259                   3,059

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        0.973           1.153                 116,827

   MFS Emerging Growth Portfolio (11/99)                       2003        0.971           1.227                  43,740

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.210                   1,879

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.223                  55,722

   MFS Total Return Portfolio (11/99)                          2003        0.986           1.124                 116,554

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                  30,870

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        0.951           1.251                 177,260

   Smith Barney High Income Portfolio (11/99)                  2003        1.007           1.256                 282,296

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.366                 106,645

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.240                  27,736

   Smith Barney Money Market Portfolio (11/99)                 2003        0.999           0.984                  17,168

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.257                   4,218

   Travelers Managed Income Portfolio (11/99)                  2003        1.014           1.076                 267,025

   Van Kampen Enterprise Portfolio (11/99)                     2003        0.966           1.187                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        0.959           1.195                  27,256

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.353                  18,794

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2003        0.991           1.245                  55,188

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.334                      --


                                                 VINTAGE XTRA, SERIES II (TLAC)

                                               SEPARATE ACCOUNT CHARGES 2.25% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.092                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.187                  35,982

   Growth Fund - Class 2 Shares (11/99)                        2003        1.000           1.148                  24,955

   Growth-Income Fund - Class 2 Shares (11/99)                 2003        1.000           1.146                  61,915

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2003        1.000           1.192                  10,110

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.117                  58,994

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2003        1.000           1.175                  43,980

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2003        1.000           1.119                  35,970

   Diversified Strategic Income Portfolio (11/99)              2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (11/99)            2003        1.000           1.129                     600

   Fundamental Value Portfolio (11/99)                         2003        1.000           1.168                  82,968

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.141                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.155                  12,721

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (12/03)                                           2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                   8,697

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.024                   2,626

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.235                   9,446

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2003        1.000           1.169                      --

   Investors Fund - Class I (11/99)                            2003        1.000           1.146                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Small Cap Growth Fund - Class I (11/99)                     2003        1.000           1.236                   1,223

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.101                   2,853

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.128                   4,696

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.088                 320,144

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.139                   2,441

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2003        1.000           1.122                   4,725

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2003        1.000           1.132                  35,179

   Large Cap Portfolio (11/99)                                 2003        1.000           1.123                      --

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2003        1.000           1.089                      --

   MFS Emerging Growth Portfolio (11/99)                       2003        1.000           1.105                      --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.136                      --

   MFS Total Return Portfolio (11/99)                          2003        1.000           1.078                  73,796

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                   3,430

   Smith Barney Aggressive Growth Portfolio (11/99)            2003        1.000           1.135                 135,782

   Smith Barney High Income Portfolio (11/99)                  2003        1.000           1.101                  31,438

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.168                  11,125

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.158                  29,696

   Smith Barney Money Market Portfolio (11/99)                 2003        1.000           0.993                      --

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (11/99)                  2003        1.000           1.028                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Van Kampen Enterprise Portfolio (11/99)                     2003        1.000           1.128                  43,224

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2003        1.000           1.115                   9,685

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.234                   1,294

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2003        1.000           1.140                   2,436

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.197                  53,786


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

                                NOTES (CONTINUED)

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

ANNUAL REPORT
DECEMBER 31, 2003

                        THE TRAVELERS FUND BD IV
                        FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                                        ALLIANCEBERNSTEIN
                                                                                       AIM V.I.             GROWTH AND
                                           CAPITAL                MONEY                PREMIER                INCOME
                                         APPRECIATION             MARKET            EQUITY FUND -          PORTFOLIO -
                                             FUND               PORTFOLIO              SERIES I               CLASS B
                                         ------------          -----------          -------------       -----------------
ASSETS:
  Investments at market value:           $ 6,507,956           $15,013,414           $ 2,512,548           $ 1,967,973

  Receivables:
    Dividends ................                    --                 4,032                    --                    --
  Other assets ...............                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             6,507,956            15,017,446             2,512,548             1,967,973
                                         -----------           -----------           -----------           -----------

LIABILITIES:
  Payables:
    Insurance charges ........                 1,179                 2,783                   465                   381
    Administrative fees ......                   133                   314                    51                    40
    Equity protection fees ...                    --                    --                    --                    --
  Other liabilities ..........                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                 1,312                 3,097                   516                   421
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 6,506,644           $15,014,349           $ 2,512,032           $ 1,967,552
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                    ALLIANCEBERNSTEIN
                                         PREMIER                                                  GROWTH-INCOME
                                         GROWTH           GLOBAL GROWTH       GROWTH FUND -           FUND -
                                       PORTFOLIO -        FUND - CLASS 2         CLASS 2             CLASS 2
                                         CLASS B              SHARES              SHARES             SHARES
                                    -----------------     --------------      -------------       -------------
ASSETS:
  Investments at market value:         $27,636,954         $42,578,262         $91,297,960         $91,217,165

  Receivables:
    Dividends ................                  --                  --                  --                  --
  Other assets ...............                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Assets ...........          27,636,954          42,578,262          91,297,960          91,217,165
                                       -----------         -----------         -----------         -----------

LIABILITIES:
  Payables:
    Insurance charges ........               5,165               8,491              17,794              18,204
    Administrative fees ......                 564                 866               1,857               1,856
    Equity protection fees ...                  --                  --                  --                  --
  Other liabilities ..........                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Liabilities ......               5,729               9,357              19,651              20,060
                                       -----------         -----------         -----------         -----------

NET ASSETS:                            $27,631,225         $42,568,905         $91,278,309         $91,197,105
                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                DREYFUS VIF         FRANKLIN
                           DELAWARE         DREYFUS VIF         DEVELOPING          SMALL CAP       MUTUAL SHARES
     EMERGING              VIP REIT         APPRECIATION         LEADERS             FUND -            SECURITIES
      MARKETS              SERIES -         PORTFOLIO -        PORTFOLIO -           CLASS 2        FUND - CLASS 2
     PORTFOLIO          STANDARD CLASS     INITIAL SHARES     INITIAL SHARES         SHARES             SHARES
    -----------         --------------     --------------     --------------       ----------       --------------
    $   639,094           $4,165,219         $2,023,891         $6,096,394         $9,987,371         $4,528,654

             --                   --                 --                 --                 --                 --
             --                   --                 --                 --                 --                 --
    -----------           ----------         ----------         ----------         ----------         ----------

        639,094            4,165,219          2,023,891          6,096,394          9,987,371          4,528,654
    -----------           ----------         ----------         ----------         ----------         ----------

            114                  771                377              1,128              1,929                931
             13                   85                 41                125                205                 92
             --                   --                 --                 --                 --                 --
             --                   --                 --                 --                 --                 --
    -----------           ----------         ----------         ----------         ----------         ----------

            127                  856                418              1,253              2,134              1,023
    -----------           ----------         ----------         ----------         ----------         ----------

    $   638,967           $4,164,363         $2,023,473         $6,095,141         $9,985,237         $4,527,631
    ===========           ==========         ==========         ==========         ==========         ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         TEMPLETON
                                        DEVELOPING          TEMPLETON           TEMPLETON
                                          MARKETS            FOREIGN              GROWTH
                                        SECURITIES          SECURITIES          SECURITIES
                                          FUND -              FUND -              FUND -
                                          CLASS 2            CLASS 2             CLASS 2           APPRECIATION
                                          SHARES              SHARES              SHARES             PORTFOLIO
                                       -----------         -----------         -----------         ------------
ASSETS:
  Investments at market value:         $   886,751         $13,440,025         $ 1,046,681         $24,006,083

  Receivables:
    Dividends ................                  --                  --                  --                  --
  Other assets ...............                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Assets ...........             886,751          13,440,025           1,046,681          24,006,083
                                       -----------         -----------         -----------         -----------

LIABILITIES:
  Payables:
    Insurance charges ........                 181               2,542                 196               4,672
    Administrative fees ......                  18                 272                  21                 489
    Equity protection fees ...                  --                  --                  --                  --
  Other liabilities ..........                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Liabilities ......                 199               2,814                 217               5,161
                                       -----------         -----------         -----------         -----------

NET ASSETS:                            $   886,552         $13,437,211         $ 1,046,464         $24,000,922
                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                     SALOMON BROTHERS    SALOMON BROTHERS
  DIVERSIFIED           EQUITY INDEX         EQUITY INDEX                                VARIABLE            VARIABLE
   STRATEGIC             PORTFOLIO -          PORTFOLIO -                                EMERGING             GROWTH
    INCOME                 CLASS I             CLASS II          FUNDAMENTAL           GROWTH FUND -      & INCOME FUND -
   PORTFOLIO               SHARES               SHARES          VALUE PORTFOLIO       CLASS I SHARES       CLASS I SHARES
  -----------           ------------         ------------       ---------------      ----------------    ----------------
  $18,527,296           $784,977,986         $ 25,485,648         $ 46,342,416         $    952,084         $    811,184

           --                     --                   --                   --                   --                   --
           --                     --                   --                   --                   --                   --
  -----------           ------------         ------------         ------------         ------------         ------------

   18,527,296            784,977,986           25,485,648           46,342,416              952,084              811,184
  -----------           ------------         ------------         ------------         ------------         ------------

        3,546                137,452                4,682                9,045                  191                  164
          380                 15,946                  519                  944                   19                   17
           --                170,107                   --                   --                   --                   --
           --                     --                   --                   --                   --                   --
  -----------           ------------         ------------         ------------         ------------         ------------

        3,926                323,505                5,201                9,989                  210                  181
  -----------           ------------         ------------         ------------         ------------         ------------

  $18,523,370           $784,654,481         $ 25,480,447         $ 46,332,427         $    951,874         $    811,003
  ===========           ============         ============         ============         ============         ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                          GLOBAL LIFE           GLOBAL            MID CAP
                                        BALANCED            SCIENCES          TECHNOLOGY           GROWTH
                                       PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                         SERVICE            SERVICE            SERVICE            SERVICE
                                         SHARES              SHARES             SHARES            SHARES
                                       -----------        -----------        -----------        -----------
ASSETS:
  Investments at market value:         $6,504,002         $1,821,895         $1,454,707         $5,713,439

  Receivables:
    Dividends ................                 --                 --                 --                 --
  Other assets ...............                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

      Total Assets ...........          6,504,002          1,821,895          1,454,707          5,713,439
                                       ----------         ----------         ----------         ----------

LIABILITIES:
  Payables:
    Insurance charges ........              1,202                333                258              1,077
    Administrative fees ......                134                 37                 30                117
    Equity protection fees ...                 --                 --                 --                 --
  Other liabilities ..........                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

      Total Liabilities ......              1,336                370                288              1,194
                                       ----------         ----------         ----------         ----------

NET ASSETS:                            $6,502,666         $1,821,525         $1,454,419         $5,712,245
                                       ==========         ==========         ==========         ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

   WORLDWIDE                                                                MERRILL LYNCH
    GROWTH             LAZARD                                                 SMALL CAP         REAL RETURN
  PORTFOLIO -        RETIREMENT         GROWTH AND          MID-CAP          VALUE V.I.         PORTFOLIO -
    SERVICE           SMALL CAP           INCOME             VALUE             FUND -         ADMINISTRATIVE
    SHARES            PORTFOLIO         PORTFOLIO          PORTFOLIO          CLASS III            CLASS
  -----------        ----------         ----------         ----------       -------------     --------------
  $3,766,209         $1,096,273         $1,588,252         $2,264,740         $   34,779         $1,718,449

          --                 --                 --                 --                 --                 --
          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

   3,766,209          1,096,273          1,588,252          2,264,740             34,779          1,718,449
  ----------         ----------         ----------         ----------         ----------         ----------

         670                236                327                448                  5                351
          77                 22                 31                 44                  1                 35
          --                 --                 --                 --                 --                 --
          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

         747                258                358                492                  6                386
  ----------         ----------         ----------         ----------         ----------         ----------

  $3,765,462         $1,096,015         $1,587,894         $2,264,248         $   34,773         $1,718,063
  ==========         ==========         ==========         ==========         ==========         ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                DECEMBER 31, 2003

                                                            PUTNAM VT           PUTNAM VT           PUTNAM VT
                                                            DISCOVERY          INTERNATIONAL        SMALL CAP
                                       TOTAL RETURN           GROWTH              EQUITY               VALUE
                                        PORTFOLIO -           FUND -              FUND -              FUND -
                                      ADMINISTRATIVE         CLASS IB            CLASS IB            CLASS IB
                                           CLASS              SHARES              SHARES              SHARES
                                       -----------         -----------         -----------         -----------
ASSETS:
  Investments at market value:         $53,055,974         $   354,896         $ 4,951,110         $ 8,692,796

  Receivables:
    Dividends ................                  --                  --                  --                  --
  Other assets ...............                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Assets ...........          53,055,974             354,896           4,951,110           8,692,796
                                       -----------         -----------         -----------         -----------

LIABILITIES:
  Payables:
    Insurance charges ........              10,422                  68                 908               1,655
    Administrative fees ......               1,093                   7                 100                 180
    Equity protection fees ...                  --                  --                  --                  --
  Other liabilities ..........                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Liabilities ......              11,515                  75               1,008               1,835
                                       -----------         -----------         -----------         -----------

NET ASSETS:                            $53,044,459         $   354,821         $ 4,950,102         $ 8,690,961
                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                  SCUDDER             SCUDDER
                                                                                VIT EAFE(R)             VIT
                                                                                  EQUITY               SMALL
                                         LARGE CAP           SMALL CAP             INDEX             CAP INDEX
  ALL CAP            INVESTORS             GROWTH             GROWTH              FUND -              FUND -
   FUND -              FUND -              FUND -             FUND -             CLASS A              CLASS A
  CLASS I             CLASS I             CLASS I             CLASS I             SHARES              SHARES
-----------         -----------         -----------         -----------         -----------         -----------
$27,892,929         $15,344,498         $   665,030         $ 7,250,882         $ 2,530,398         $ 6,674,623

         --                  --                  --                  --                  --                  --
         --                  --                  --                  --                  --                  --
-----------         -----------         -----------         -----------         -----------         -----------

 27,892,929          15,344,498             665,030           7,250,882           2,530,398           6,674,623
-----------         -----------         -----------         -----------         -----------         -----------

      5,315               2,843                 117               1,382                 456               1,253
        567                 312                  14                 149                  51                 138
         --                  --                  --                  --                  --                  --
         --                  --                  --                  --                  --                  --
-----------         -----------         -----------         -----------         -----------         -----------

      5,882               3,155                 131               1,531                 507               1,391
-----------         -----------         -----------         -----------         -----------         -----------

$27,887,047         $15,341,343         $   664,899         $ 7,249,351         $ 2,529,891         $ 6,673,232
===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                     MULTIPLE
                                                           SMITH BARNEY          MULTIPLE           DISCIPLINE
                                                             PREMIER            DISCIPLINE         PORTFOLIO -
                                                            SELECTIONS         PORTFOLIO -           BALANCED
                                      SMITH BARNEY           ALL CAP              ALL CAP            ALL CAP
                                        LARGE CAP             GROWTH              GROWTH            GROWTH AND
                                     CORE PORTFOLIO         PORTFOLIO           AND VALUE             VALUE
                                     --------------        ------------        -----------         -----------
ASSETS:
  Investments at market value:         $   875,613         $ 1,597,687         $19,824,587         $13,315,622

  Receivables:
    Dividends ................                  --                  --                  --                  --
  Other assets ...............                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Assets ...........             875,613           1,597,687          19,824,587          13,315,622
                                       -----------         -----------         -----------         -----------

LIABILITIES:
  Payables:
    Insurance charges ........                 182                 314               4,241               2,874
    Administrative fees ......                  18                  33                 402                 272
    Equity protection fees ...                  --                  --                  --                  --
  Other liabilities ..........                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Liabilities ......                 200                 347               4,643               3,146
                                       -----------         -----------         -----------         -----------

NET ASSETS:                            $   875,413         $ 1,597,340         $19,819,944         $13,312,476
                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

    MULTIPLE         MULTIPLE
   DISCIPLINE       DISCIPLINE
   PORTFOLIO -      PORTFOLIO -                             DISCIPLINED
   GLOBAL ALL       LARGE CAP           CONVERTIBLE           MID CAP             EQUITY             FEDERATED
    CAP GROWTH      GROWTH AND           SECURITIES            STOCK              INCOME             HIGH YIELD
    AND VALUE          VALUE             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
   -----------      -----------         -----------         -----------         -----------         -----------
   $ 2,261,356      $ 2,235,821         $ 5,183,693         $ 2,442,688         $23,097,532         $ 3,128,663

            --               --                  --                  --                  --                  --
            --               --                  --                  --                  --                  --
   -----------      -----------         -----------         -----------         -----------         -----------

     2,261,356        2,235,821           5,183,693           2,442,688          23,097,532           3,128,663
   -----------      -----------         -----------         -----------         -----------         -----------

           473              460                 941                 456               4,302                 585
            46               45                 106                  50                 470                  64
            --               --                  --                  --                  --                  --
            --               --                  --                  --                  --                  --
   -----------      -----------         -----------         -----------         -----------         -----------

           519              505               1,047                 506               4,772                 649
   -----------      -----------         -----------         -----------         -----------         -----------

   $ 2,260,837      $ 2,235,316         $ 5,182,646         $ 2,442,182         $23,092,760         $ 3,128,014
   ===========      ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                DECEMBER 31, 2003

                                                                                 LAZARD
                                        FEDERATED                             INTERNATIONAL       MERRILL LYNCH
                                          STOCK             LARGE CAP             STOCK             LARGE CAP
                                        PORTFOLIO           PORTFOLIO           PORTFOLIO        CORE PORTFOLIO
                                       -----------         -----------        ------------       --------------
ASSETS:
  Investments at market value:         $ 1,389,095         $10,102,008         $ 2,111,813         $ 7,116,123

  Receivables:
    Dividends ................                  --                  --                  --                  --
  Other assets ...............                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Assets ...........           1,389,095          10,102,008           2,111,813           7,116,123
                                       -----------         -----------         -----------         -----------

LIABILITIES:
  Payables:
    Insurance charges ........                 250               1,883                 400               1,362
    Administrative fees ......                  28                 205                  43                 145
    Equity protection fees ...                  --                  --                  --                  --
  Other liabilities ..........                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Liabilities ......                 278               2,088                 443               1,507
                                       -----------         -----------         -----------         -----------

NET ASSETS:                            $ 1,388,817         $10,099,920         $ 2,111,370         $ 7,114,616
                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                DECEMBER 31, 2003

    MFS                 MFS                                  TRAVELERS                                  MFS
 EMERGING             MID CAP             PIONEER             QUALITY           AIM CAPITAL            TOTAL
  GROWTH               GROWTH               FUND                BOND            APPRECIATION           RETURN
 PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
-----------         -----------         -----------         -----------         ------------        -----------
$11,007,259         $ 2,867,091         $   167,079         $ 8,979,207         $ 1,477,234         $69,746,614

         --                  --                  --                  --                  --                  --
         --                  --                  --                  --                  --                  --
-----------         -----------         -----------         -----------         -----------         -----------

 11,007,259           2,867,091             167,079           8,979,207           1,477,234          69,746,614
-----------         -----------         -----------         -----------         -----------         -----------

      2,073                 531                  31               1,615                 281              13,458
        225                  58                   4                 183                  30               1,424
         --                  --                  --                  --                  --                  --
         --                  --                  --                  --                  --                  --
-----------         -----------         -----------         -----------         -----------         -----------

      2,298                 589                  35               1,798                 311              14,882
-----------         -----------         -----------         -----------         -----------         -----------

$11,004,961         $ 2,866,502         $   167,044         $ 8,977,409         $ 1,476,923         $69,731,732
===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                SB
                                                            ADJUSTABLE
                                         PIONEER           RATE INCOME        SMITH BARNEY
                                        STRATEGIC          PORTFOLIO -         AGGRESSIVE         SMITH BARNEY
                                         INCOME              CLASS I             GROWTH            HIGH INCOME
                                        PORTFOLIO             SHARES           PORTFOLIO            PORTFOLIO
                                       -----------         -----------        ------------         -----------
ASSETS:
  Investments at market value:         $ 1,226,535         $   191,241         $68,838,646         $20,259,634

  Receivables:
    Dividends ................                  --                  --                  --                  --
  Other assets ...............                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Assets ...........           1,226,535             191,241          68,838,646          20,259,634
                                       -----------         -----------         -----------         -----------

LIABILITIES:
  Payables:
    Insurance charges ........                 213                  40              13,368               4,013
    Administrative fees ......                  25                   4               1,403                 416
    Equity protection fees ...                  --                  --                  --                  --
  Other liabilities ..........                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Liabilities ......                 238                  44              14,771               4,429
                                       -----------         -----------         -----------         -----------

NET ASSETS:                            $ 1,226,297         $   191,197         $68,823,875         $20,255,205
                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

  SMITH BARNEY                             SMITH BARNEY
  INTERNATIONAL        SMITH BARNEY            LARGE           SMITH BARNEY        SMITH BARNEY
     ALL CAP             LARGE CAP        CAPITALIZATION          MID CAP              MONEY            STRATEGIC
     GROWTH               VALUE               GROWTH               CORE               MARKET             EQUITY
    PORTFOLIO           PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO           PORTFOLIO
  -------------        ------------       --------------       -----------         ------------        -----------
   $ 6,532,864         $19,665,318         $43,297,802         $20,233,536         $34,142,921         $20,694,523

            --                  --                  --                  --               7,540                  --
            --                  --                  --                  --                  --                  --
   -----------         -----------         -----------         -----------         -----------         -----------

     6,532,864          19,665,318          43,297,802          20,233,536          34,150,461          20,694,523
   -----------         -----------         -----------         -----------         -----------         -----------

         1,139               3,761               8,187               3,880               6,579               3,851
           127                 400                 883                 415                 710                 422
            --                  --                  --                  --                  --                  --
            --                  --                  --                  --                  --                  --
   -----------         -----------         -----------         -----------         -----------         -----------

         1,266               4,161               9,070               4,295               7,289               4,273
   -----------         -----------         -----------         -----------         -----------         -----------

   $ 6,531,598         $19,661,157         $43,288,732         $20,229,241         $34,143,172         $20,690,250
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                     EMERGING
                                        TRAVELERS              VAN               COMSTOCK             GROWTH
                                         MANAGED              KAMPEN           PORTFOLIO -         PORTFOLIO -
                                         INCOME             ENTERPRISE           CLASS II            CLASS I
                                        PORTFOLIO           PORTFOLIO             SHARES              SHARES
                                       -----------         -----------         -----------         -----------
ASSETS:
  Investments at market value:         $22,281,982         $ 4,588,053         $ 3,934,634         $20,416,151

  Receivables:
    Dividends ................                  --                  --                  --                  --
  Other assets ...............                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Assets ...........          22,281,982           4,588,053           3,934,634          20,416,151
                                       -----------         -----------         -----------         -----------

LIABILITIES:
  Payables:
    Insurance charges ........               4,272                 856                 770               3,865
    Administrative fees ......                 458                  93                  80                 417
    Equity protection fees ...                  --                  --                  --                  --
  Other liabilities ..........                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Liabilities ......               4,730                 949                 850               4,282
                                       -----------         -----------         -----------         -----------

NET ASSETS:                            $22,277,252         $ 4,587,104         $ 3,933,784         $20,411,869
                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                     DYNAMIC
                       SMITH BARNEY                                                  CAPITAL
   ENTERPRISE            SMALL CAP        CONTRAFUND(R)       CONTRAFUND(R)        APPRECIATION          MID CAP
   PORTFOLIO -            GROWTH          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
    CLASS II          OPPORTUNITIES         SERVICE             SERVICE              SERVICE             SERVICE
      SHARES            PORTFOLIO            CLASS              CLASS 2              CLASS 2             CLASS 2
   -----------        -------------       ------------        -------------        ------------        -----------
   $   548,164         $ 1,986,690         $17,402,001         $ 5,561,203         $   149,668         $ 6,986,310

            --                  --                  --                  --                  --                  --
            --                  --                  --                  --                  --                  --
   -----------         -----------         -----------         -----------         -----------         -----------

       548,164           1,986,690          17,402,001           5,561,203             149,668           6,986,310
   -----------         -----------         -----------         -----------         -----------         -----------

           114                 397               3,319               1,025                  28               1,420
            11                  40                 356                 113                   3                 144
            --                  --                  --                  --                  --                  --
            --                  --                  --                  --                  --                  --
   -----------         -----------         -----------         -----------         -----------         -----------

           125                 437               3,675               1,138                  31               1,564
   -----------         -----------         -----------         -----------         -----------         -----------

   $   548,039         $ 1,986,253         $17,398,326         $ 5,560,065         $   149,637         $ 6,984,746
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          COMBINED
                                       --------------
ASSETS:
  Investments at market value:         $1,883,889,551

  Receivables:
    Dividends ................                 11,572
  Other assets ...............                     --
                                       --------------

      Total Assets ...........          1,883,901,123
                                       --------------

LIABILITIES:
  Payables:
    Insurance charges ........                349,518
    Administrative fees ......                 38,377
    Equity protection fees ...                170,107
  Other liabilities ..........                     --
                                       --------------

      Total Liabilities ......                558,002
                                       --------------

NET ASSETS:                            $1,883,343,121
                                       ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                 AIM V.I.       ALLIANCEBERNSTEIN
                                                                                                 PREMIER            GROWTH AND
                                                          CAPITAL             MONEY               EQUITY              INCOME
                                                       APPRECIATION           MARKET              FUND -           PORTFOLIO -
                                                           FUND             PORTFOLIO            SERIES I            CLASS B
                                                       -----------         -----------         -----------      -----------------
INVESTMENT INCOME:
  Dividends ...................................        $     2,982         $   140,836         $     6,957         $     9,715
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             78,553             240,304              30,417              17,536
  Administrative fees .........................              8,925              26,966               3,355               1,863
  Equity protection fees ......................                 --                  --                  --                  --
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             87,478             267,270              33,772              19,399
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............            (84,496)           (126,434)            (26,815)             (9,684)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments           (839,736)                 --             (38,211)              9,258
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................           (839,736)                 --             (38,211)              9,258
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................          2,163,731                  --             543,612             356,041
                                                       -----------         -----------         -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations .................        $ 1,239,499         $  (126,434)        $   478,586         $   355,615
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                     ALLIANCEBERNSTEIN         GLOBAL
                                                          PREMIER              GROWTH               GROWTH            GROWTH-INCOME
                                                          GROWTH               FUND -               FUND -                FUND -
                                                        PORTFOLIO -           CLASS 2              CLASS 2               CLASS 2
                                                          CLASS B              SHARES               SHARES                SHARES
                                                     -----------------      ------------         ------------         ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --         $    130,634         $     83,673         $    794,468
                                                       ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................             359,545              468,046            1,007,624            1,011,050
  Administrative fees .........................              39,327               48,176              106,422              104,538
  Equity protection fees ......................                  --                   --                   --                   --
                                                       ------------         ------------         ------------         ------------

    Total expenses ............................             398,872              516,222            1,114,046            1,115,588
                                                       ------------         ------------         ------------         ------------

      Net investment income (loss) ............            (398,872)            (385,588)          (1,030,373)            (321,120)
                                                       ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments          (3,530,400)            (553,285)          (1,585,442)            (439,583)
                                                       ------------         ------------         ------------         ------------

      Realized gain (loss) ....................          (3,530,400)            (553,285)          (1,585,442)            (439,583)
                                                       ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................           9,023,715           10,720,905           23,939,855           20,066,262
                                                       ------------         ------------         ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations .................        $  5,094,443         $  9,782,032         $ 21,324,040         $ 19,305,559
                                                       ============         ============         ============         ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                              DREYFUS VIF
                         DELAWARE        DREYFUS VIF           DEVELOPING           FRANKLIN         MUTUAL SHARES
                         VIP REIT        APPRECIATION           LEADERS            SMALL CAP           SECURITIES
     EMERGING            SERIES -         PORTFOLIO -         PORTFOLIO -            FUND -              FUND -
     MARKETS             STANDARD           INITIAL             INITIAL             CLASS 2             CLASS 2
    PORTFOLIO             CLASS             SHARES               SHARES              SHARES              SHARES
   -----------         -----------       ------------         -----------         -----------        ------------
   $        --         $    59,553        $    25,769         $     1,573         $        --         $    26,024
   -----------         -----------        -----------         -----------         -----------         -----------

         6,256              41,762             22,777              65,931             112,135              37,510
           709               4,635              2,512               7,370              12,116               3,861
            --                  --                 --                  --                  --                  --
   -----------         -----------        -----------         -----------         -----------         -----------

         6,965              46,397             25,289              73,301             124,251              41,371
   -----------         -----------        -----------         -----------         -----------         -----------

        (6,965)             13,156                480             (71,728)           (124,251)            (15,347)
   -----------         -----------        -----------         -----------         -----------         -----------

            --              18,284                 --                  --                  --                  --
        (6,019)             10,424            (56,149)           (188,714)           (465,364)             12,783
   -----------         -----------        -----------         -----------         -----------         -----------

        (6,019)             28,708            (56,149)           (188,714)           (465,364)             12,783
   -----------         -----------        -----------         -----------         -----------         -----------

       183,978             792,546            349,805           1,595,228           3,081,903             654,593
   -----------         -----------        -----------         -----------         -----------         -----------

   $   170,994         $   834,410        $   294,136         $ 1,334,786         $ 2,492,288         $   652,029
   ===========         ===========        ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         TEMPLETON
                                                        DEVELOPING          TEMPLETON           TEMPLETON
                                                          MARKETS             FOREIGN             GROWTH
                                                        SECURITIES          SECURITIES          SECURITIES
                                                          FUND -              FUND -              FUND -
                                                          CLASS 2            CLASS 2             CLASS 2         APPRECIATION
                                                          SHARES              SHARES              SHARES           PORTFOLIO
                                                       -----------         -----------         -----------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $       269         $   185,339         $     9,464        $   139,446
                                                       -----------         -----------         -----------        -----------

EXPENSES:
  Insurance charges ...........................              3,286             148,496               7,813            275,228
  Administrative fees .........................                322              16,072                 872             29,228
  Equity protection fees ......................                 --                  --                  --                 --
                                                       -----------         -----------         -----------        -----------

    Total expenses ............................              3,608             164,568               8,685            304,456
                                                       -----------         -----------         -----------        -----------

      Net investment income (loss) ............             (3,339)             20,771                 779           (165,010)
                                                       -----------         -----------         -----------        -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments              2,684            (424,011)              1,468           (108,275)
                                                       -----------         -----------         -----------        -----------

      Realized gain (loss) ....................              2,684            (424,011)              1,468           (108,275)
                                                       -----------         -----------         -----------        -----------

    Change in unrealized gain (loss)
      on investments ..........................            123,395           3,407,363             193,352          4,420,396
                                                       -----------         -----------         -----------        -----------

  Net increase (decrease) in net assets
    resulting from operations .................        $   122,740         $ 3,004,123         $   195,599        $ 4,147,111
                                                       ===========         ===========         ===========        ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                              SALOMON               SALOMON
                                                                                              BROTHERS              BROTHERS
                             EQUITY                EQUITY                                     VARIABLE              VARIABLE
     DIVERSIFIED             INDEX                 INDEX                                      EMERGING              GROWTH &
      STRATEGIC           PORTFOLIO -           PORTFOLIO -                                GROWTH FUND -         INCOME FUND -
       INCOME               CLASS I               CLASS II            FUNDAMENTAL             CLASS I                CLASS I
      PORTFOLIO              SHARES                SHARES           VALUE PORTFOLIO            SHARES                SHARES
   -------------         -------------         -------------        ---------------        -------------         -------------
   $   1,064,054         $   9,026,992         $     226,426         $     240,136         $          --         $       2,071
   -------------         -------------         -------------         -------------         -------------         -------------

         230,134             8,133,937               289,627               531,259                 8,066                 6,728
          24,996               940,215                32,204                55,800                   843                   677
              --             9,684,698                    --                    --                    --                    --
   -------------         -------------         -------------         -------------         -------------         -------------

         255,130            18,758,850               321,831               587,059                 8,909                 7,405
   -------------         -------------         -------------         -------------         -------------         -------------

         808,924            (9,731,858)              (95,405)             (346,923)               (8,909)               (5,334)
   -------------         -------------         -------------         -------------         -------------         -------------

              --                    --                    --                    --                    --                    --
         (80,945)           (1,526,894)             (559,348)             (792,271)               28,146                 3,702
   -------------         -------------         -------------         -------------         -------------         -------------

         (80,945)           (1,526,894)             (559,348)             (792,271)               28,146                 3,702
   -------------         -------------         -------------         -------------         -------------         -------------

         847,140           155,654,397             5,767,581            13,041,044               130,613               138,473
   -------------         -------------         -------------         -------------         -------------         -------------

   $   1,575,119         $ 144,395,645         $   5,112,828         $  11,901,850         $     149,850         $     136,841
   =============         =============         =============         =============         =============         =============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                           GLOBAL LIFE            GLOBAL             MID CAP
                                                         BALANCED            SCIENCES           TECHNOLOGY            GROWTH
                                                        PORTFOLIO -        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                          SERVICE            SERVICE             SERVICE             SERVICE
                                                          SHARES              SHARES              SHARES              SHARES
                                                       -----------         -----------         -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................        $   114,770         $        --         $        --         $        --
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             82,920              22,232              17,181              68,623
  Administrative fees .........................              9,340               2,498               1,984               7,478
  Equity protection fees ......................                 --                  --                  --                  --
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             92,260              24,730              19,165              76,101
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............             22,510             (24,730)            (19,165)            (76,101)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments            (62,180)            (88,959)           (507,370)           (244,102)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................            (62,180)            (88,959)           (507,370)           (244,102)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................            760,213             480,941           1,023,518           1,744,611
                                                       -----------         -----------         -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations .................        $   720,543         $   367,252         $   496,983         $ 1,424,408
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    WORLDWIDE                                                                    MERRILL LYNCH
     GROWTH               LAZARD                                                   SMALL CAP         REAL RETURN
   PORTFOLIO -          RETIREMENT          GROWTH AND          MID-CAP            VALUE V.I.        PORTFOLIO -
     SERVICE            SMALL CAP             INCOME             VALUE               FUND -         ADMINISTRATIVE
     SHARES             PORTFOLIO           PORTFOLIO          PORTFOLIO           CLASS III            CLASS
   -----------         -----------         -----------        -----------        -------------      --------------
   $    29,017         $        --         $     8,853        $     9,721         $        38        $     4,073
   -----------         -----------         -----------        -----------         -----------        -----------

        45,538               4,226               7,657              9,032                  14              8,438
         5,216                 404                 728                894                   1                838
            --                  --                  --                 --                  --                 --
   -----------         -----------         -----------        -----------         -----------        -----------

        50,754               4,630               8,385              9,926                  15              9,276
   -----------         -----------         -----------        -----------         -----------        -----------

       (21,737)             (4,630)                468               (205)                 23             (5,203)
   -----------         -----------         -----------        -----------         -----------        -----------

            --                  --                  --             20,097                  --             33,255
      (921,214)                310                 488                265                  --               (159)
   -----------         -----------         -----------        -----------         -----------        -----------

      (921,214)                310                 488             20,362                  --             33,096
   -----------         -----------         -----------        -----------         -----------        -----------

     1,648,519             102,282             150,445            185,671                 378              6,771
   -----------         -----------         -----------        -----------         -----------        -----------

   $   705,568         $    97,962         $   151,401        $   205,828         $       401        $    34,664
   ===========         ===========         ===========        ===========         ===========        ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            PUTNAM VT          PUTNAM VT
                                                                            DISCOVERY        INTERNATIONAL         PUTNAM VT
                                                      TOTAL RETURN           GROWTH              EQUITY            SMALL CAP
                                                       PORTFOLIO -           FUND -              FUND -           VALUE FUND -
                                                     ADMINISTRATIVE         CLASS IB            CLASS IB            CLASS IB
                                                          CLASS              SHARES              SHARES              SHARES
                                                     --------------       -----------        -------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $ 1,584,648        $        --         $    32,304         $    20,583
                                                       -----------        -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................            782,803              4,357              55,565              88,558
  Administrative fees .........................             82,993                474               6,149               9,682
  Equity protection fees ......................                 --                 --                  --                  --
                                                       -----------        -----------         -----------         -----------

    Total expenses ............................            865,796              4,831              61,714              98,240
                                                       -----------        -----------         -----------         -----------

      Net investment income (loss) ............            718,852             (4,831)            (29,410)            (77,657)
                                                       -----------        -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................            418,482                 --                  --                  --
    Realized gain (loss) on sale of investments            292,205                 28             309,875             (54,688)
                                                       -----------        -----------         -----------         -----------

      Realized gain (loss) ....................            710,687                 28             309,875             (54,688)
                                                       -----------        -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................            325,737             90,223             822,592           2,783,369
                                                       -----------        -----------         -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations .................        $ 1,755,276        $    85,420         $ 1,103,057         $ 2,651,024
                                                       ===========        ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                      SCUDDER
                                                                                    VIT EAFE(R)        SCUDDER VIT
                                            LARGE CAP           SMALL CAP             EQUITY            SMALL CAP
      ALL CAP           INVESTORS             GROWTH             GROWTH            INDEX FUND -        INDEX FUND -
      FUND -              FUND -              FUND -             FUND -              CLASS A              CLASS A
      CLASS I            CLASS I             CLASS I             CLASS I              SHARES              SHARES
   -----------         -----------         -----------         -----------         ------------        ------------
   $    61,224         $   189,097         $       107         $        --         $    95,579         $    51,594
   -----------         -----------         -----------         -----------         -----------         -----------

       327,398             175,413               3,787              71,031              28,112              75,144
        35,113              19,341                 433               7,647               3,165               8,263
            --                  --                  --                  --                  --                  --
   -----------         -----------         -----------         -----------         -----------         -----------

       362,511             194,754               4,220              78,678              31,277              83,407
   -----------         -----------         -----------         -----------         -----------         -----------

      (301,287)             (5,657)             (4,113)            (78,678)             64,302             (31,813)
   -----------         -----------         -----------         -----------         -----------         -----------

            --                  --                  --                  --                  --                  --
      (553,221)           (242,149)              6,061            (155,876)            (98,154)           (174,540)
   -----------         -----------         -----------         -----------         -----------         -----------

      (553,221)           (242,149)              6,061            (155,876)            (98,154)           (174,540)
   -----------         -----------         -----------         -----------         -----------         -----------

     8,374,076           3,769,733              95,709           2,285,714             658,461           2,234,150
   -----------         -----------         -----------         -----------         -----------         -----------

   $ 7,519,568         $ 3,521,927         $    97,657         $ 2,051,160         $   624,609         $ 2,027,797
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                     MULTIPLE
                                                                           SMITH BARNEY          MULTIPLE           DISCIPLINE
                                                                              PREMIER           DISCIPLINE         PORTFOLIO -
                                                       SMITH BARNEY         SELECTIONS         PORTFOLIO -           BALANCED
                                                         LARGE CAP            ALL CAP             ALL CAP            ALL CAP
                                                           CORE               GROWTH            GROWTH AND            GROWTH
                                                         PORTFOLIO           PORTFOLIO             VALUE            AND VALUE
                                                       -----------         -----------         -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................        $     3,440         $        --         $     8,718         $    34,585
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................              8,236              18,276             126,143              92,827
  Administrative fees .........................                822               1,921              12,142               9,076
  Equity protection fees ......................                 --                  --                  --                  --
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................              9,058              20,197             138,285             101,903
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............             (5,618)            (20,197)           (129,567)            (67,318)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                 745                 222
    Realized gain (loss) on sale of investments            (51,318)           (113,127)              5,452              15,511
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................            (51,318)           (113,127)              6,197              15,733
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................            172,718             474,458           2,448,637           1,290,753
                                                       -----------         -----------         -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations .................        $   115,782         $   341,134         $ 2,325,267         $ 1,239,168
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    MULTIPLE            MULTIPLE
   DISCIPLINE          DISCIPLINE
   PORTFOLIO -         PORTFOLIO -                             DISCIPLINED
   GLOBAL ALL           LARGE CAP          CONVERTIBLE           MID CAP              EQUITY            FEDERATED
   CAP GROWTH            GROWTH             SECURITIES            STOCK               INCOME            HIGH YIELD
    AND VALUE           AND VALUE           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
   -----------         -----------         -----------         -----------         -----------         -----------
   $     3,185         $     5,247         $   143,392         $     6,313         $   184,712         $   211,367
   -----------         -----------         -----------         -----------         -----------         -----------

        18,186              10,350              56,739              28,103             252,211              33,935
         1,805               1,030               6,443               3,116              27,844               3,753
            --                  --                  --                  --                  --                  --
   -----------         -----------         -----------         -----------         -----------         -----------

        19,991              11,380              63,182              31,219             280,055              37,688
   -----------         -----------         -----------         -----------         -----------         -----------

       (16,806)             (6,133)             80,210             (24,906)            (95,343)            173,679
   -----------         -----------         -----------         -----------         -----------         -----------

         7,364              10,515                  --                  --                  --                  --
         5,461               4,104             (46,743)            (38,982)            (94,787)           (148,168)
   -----------         -----------         -----------         -----------         -----------         -----------

        12,825              14,619             (46,743)            (38,982)            (94,787)           (148,168)
   -----------         -----------         -----------         -----------         -----------         -----------

       384,791             182,100             893,247             649,428           5,154,692             424,681
   -----------         -----------         -----------         -----------         -----------         -----------

   $   380,810         $   190,586         $   926,714         $   585,540         $ 4,964,562         $   450,192
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                  LAZARD
                                                        FEDERATED                             INTERNATIONAL       MERRILL LYNCH
                                                          STOCK             LARGE CAP             STOCK              LARGE CAP
                                                        PORTFOLIO           PORTFOLIO           PORTFOLIO         CORE PORTFOLIO
                                                       -----------         -----------        -------------       --------------
INVESTMENT INCOME:
  Dividends ...................................        $    18,003         $    35,820         $    33,529         $    44,657
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             14,141             118,002              17,439              91,087
  Administrative fees .........................              1,601              12,981               1,935               9,794
  Equity protection fees ......................                 --                  --                  --                  --
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             15,742             130,983              19,374             100,881
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............              2,261             (95,163)             14,155             (56,224)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments             (6,454)           (709,295)            (18,216)           (546,373)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................             (6,454)           (709,295)            (18,216)           (546,373)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................            273,171           2,585,015             351,840           1,759,124
                                                       -----------         -----------         -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations .................        $   268,978         $ 1,780,557         $   347,779         $ 1,156,527
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

       MFS                 MFS                                 TRAVELERS
    EMERGING             MID CAP             PIONEER            QUALITY          AIM CAPITAL          MFS TOTAL
     GROWTH               GROWTH              FUND                BOND           APPRECIATION           RETURN
    PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO
   -----------         -----------         -----------        -----------        ------------        -----------
   $        --         $        --         $     2,113        $   428,409        $        --         $ 1,473,043
   -----------         -----------         -----------        -----------        -----------         -----------

       136,082              33,011                 950            132,803             15,679             813,543
        14,889               3,668                 102             15,027              1,687              87,043
            --                  --                  --                 --                 --                  --
   -----------         -----------         -----------        -----------        -----------         -----------

       150,971              36,679               1,052            147,830             17,366             900,586
   -----------         -----------         -----------        -----------        -----------         -----------

      (150,971)            (36,679)              1,061            280,579            (17,366)            572,457
   -----------         -----------         -----------        -----------        -----------         -----------

            --                  --                  --             21,822                 --                  --
    (2,265,836)           (388,354)                804             48,246             (1,858)           (535,247)
   -----------         -----------         -----------        -----------        -----------         -----------

    (2,265,836)           (388,354)                804             70,068             (1,858)           (535,247)
   -----------         -----------         -----------        -----------        -----------         -----------

     4,785,526           1,157,721              14,814            205,481            308,738           8,273,091
   -----------         -----------         -----------        -----------        -----------         -----------

   $ 2,368,719         $   732,688         $    16,679        $   556,128        $   289,514         $ 8,310,301
   ===========         ===========         ===========        ===========        ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                 SB
                                                                             ADJUSTABLE
                                                                                RATE
                                                          PIONEER              INCOME            SMITH BARNEY
                                                         STRATEGIC          PORTFOLIO -           AGGRESSIVE          SMITH BARNEY
                                                          INCOME              CLASS I               GROWTH             HIGH INCOME
                                                         PORTFOLIO             SHARES              PORTFOLIO            PORTFOLIO
                                                       ------------         ------------         ------------         ------------
INVESTMENT INCOME:
  Dividends ...................................        $    104,813         $        644         $         --         $  1,399,327
                                                       ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................              15,364                  346              814,089              215,413
  Administrative fees .........................               1,812                   32               86,268               22,952
  Equity protection fees ......................                  --                   --                   --                   --
                                                       ------------         ------------         ------------         ------------

    Total expenses ............................              17,176                  378              900,357              238,365
                                                       ------------         ------------         ------------         ------------

      Net investment income (loss) ............              87,637                  266             (900,357)           1,160,962
                                                       ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments             (28,592)                  --           (1,885,412)            (581,859)
                                                       ------------         ------------         ------------         ------------

      Realized gain (loss) ....................             (28,592)                  --           (1,885,412)            (581,859)
                                                       ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................             139,855                 (318)          18,742,574            2,768,290
                                                       ------------         ------------         ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations .................        $    198,900         $        (52)        $ 15,956,805         $  3,347,393
                                                       ============         ============         ============         ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

   SMITH BARNEY
   INTERNATIONAL        SMITH BARNEY         SMITH BARNEY         SMITH BARNEY         SMITH BARNEY
      ALL CAP             LARGE CAP              LARGE               MID CAP              MONEY              STRATEGIC
      GROWTH                VALUE           CAPITALIZATION            CORE                MARKET              EQUITY
     PORTFOLIO            PORTFOLIO        GROWTH PORTFOLIO         PORTFOLIO           PORTFOLIO            PORTFOLIO
   -------------        ------------       ----------------       ------------         ------------         ------------
   $     60,244         $    300,127         $      7,833         $         --         $    335,440         $         --
   ------------         ------------         ------------         ------------         ------------         ------------

         73,966              244,168              481,889              243,695              693,534              249,763
          8,198               26,074               52,335               26,267               74,825               27,495
             --                   --                   --                   --                   --                   --
   ------------         ------------         ------------         ------------         ------------         ------------

         82,164              270,242              534,224              269,962              768,359              277,258
   ------------         ------------         ------------         ------------         ------------         ------------

        (21,920)              29,885             (526,391)            (269,962)            (432,919)            (277,258)
   ------------         ------------         ------------         ------------         ------------         ------------

             --                   --                   --                   --                   --                   --
         50,591           (1,003,816)            (752,670)            (463,577)                  --           (1,817,992)
   ------------         ------------         ------------         ------------         ------------         ------------

         50,591           (1,003,816)            (752,670)            (463,577)                  --           (1,817,992)
   ------------         ------------         ------------         ------------         ------------         ------------

      1,303,827            5,017,450           14,256,767            5,113,989                   --            7,018,796
   ------------         ------------         ------------         ------------         ------------         ------------

   $  1,332,498         $  4,043,519         $ 12,977,706         $  4,380,450         $   (432,919)        $  4,923,546
   ============         ============         ============         ============         ============         ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                     EMERGING
                                                         TRAVELERS                               COMSTOCK             GROWTH
                                                          MANAGED           VAN KAMPEN         PORTFOLIO -         PORTFOLIO -
                                                           INCOME           ENTERPRISE           CLASS II            CLASS I
                                                         PORTFOLIO          PORTFOLIO             SHARES              SHARES
                                                       -----------         -----------         -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................        $   894,300         $     6,317         $    17,511         $        --
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................            283,744              57,358              40,206             266,716
  Administrative fees .........................             30,940               6,289               4,219              28,806
  Equity protection fees ......................                 --                  --                  --                  --
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................            314,684              63,647              44,425             295,522
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............            579,616             (57,330)            (26,914)           (295,522)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments            (42,350)           (525,171)            (31,163)         (2,971,260)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................            (42,350)           (525,171)            (31,163)         (2,971,260)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................            765,822           1,483,427             838,315           7,606,297
                                                       -----------         -----------         -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations .................        $ 1,303,088         $   900,926         $   780,238         $ 4,339,515
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                     DYNAMIC
                       SMITH BARNEY                                                  CAPITAL
   ENTERPRISE           SMALL CAP                             CONTRAFUND(R)        APPRECIATION          MID CAP
   PORTFOLIO -            GROWTH          CONTRAFUND(R)        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
    CLASS II          OPPORTUNITIES        PORTFOLIO -           SERVICE             SERVICE             SERVICE
     SHARES             PORTFOLIO         SERVICE CLASS          CLASS 2              CLASS 2            CLASS 2
   -----------        -------------       -------------       -------------        ------------        -----------
   $       850         $        --         $    52,186         $    13,442         $        --         $     6,403
   -----------         -----------         -----------         -----------         -----------         -----------

         5,961              18,373             206,370              61,836               1,548              57,671
           581               1,952              22,335               6,924                 165               5,995
            --                  --                  --                  --                  --                  --
   -----------         -----------         -----------         -----------         -----------         -----------

         6,542              20,325             228,705              68,760               1,713              63,666
   -----------         -----------         -----------         -----------         -----------         -----------

        (5,692)            (20,325)           (176,519)            (55,318)             (1,713)            (57,263)
   -----------         -----------         -----------         -----------         -----------         -----------

            --                  --                  --                  --                  --                  --
       (10,537)              4,680            (389,435)            (38,330)                457              13,789
   -----------         -----------         -----------         -----------         -----------         -----------

       (10,537)              4,680            (389,435)            (38,330)                457              13,789
   -----------         -----------         -----------         -----------         -----------         -----------

       102,429             474,046           4,175,318           1,224,259              24,634           1,547,942
   -----------         -----------         -----------         -----------         -----------         -----------

   $    86,200         $   458,401         $ 3,609,364         $ 1,130,611         $    23,378         $ 1,504,468
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          COMBINED
                                                       -------------
INVESTMENT INCOME:
  Dividends ...................................        $  20,213,959
                                                       -------------

EXPENSES:
  Insurance charges ...........................           21,061,802
  Administrative fees .........................            2,325,788
  Equity protection fees ......................            9,684,698
                                                       -------------

    Total expenses ............................           33,072,288
                                                       -------------

      Net investment income (loss) ............          (12,858,329)
                                                       -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              530,786
    Realized gain (loss) on sale of investments          (28,977,389)
                                                       -------------

      Realized gain (loss) ....................          (28,446,603)
                                                       -------------

    Change in unrealized gain (loss)
      on investments ..........................          389,132,786
                                                       -------------

  Net increase (decrease) in net assets
    resulting from operations .................        $ 347,827,854
                                                       =============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                 AIM V.I.
                                                                                                                 PREMIER
                                                     CAPITAL                         MONEY                        EQUITY
                                                   APPRECIATION                      MARKET                       FUND -
                                                       FUND                        PORTFOLIO                     SERIES I
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (84,496)  $     (1,260)  $   (126,434)  $    (17,577)  $    (26,815)  $    (21,015)
  Realized gain (loss) ..................      (839,736)    (2,072,333)            --             --        (38,211)       (95,219)
  Change in unrealized gain (loss)
    on investments ......................     2,163,731       (474,832)            --             --        543,612       (608,102)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,239,499     (2,548,425)      (126,434)       (17,577)       478,586       (724,336)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       351,583        325,871      5,593,457      4,897,782         95,735        980,474
  Participant transfers from other
    funding options .....................       452,026      1,457,332     15,052,331     24,582,764        176,456        574,234
  Administrative charges ................        (4,835)        (5,298)        (7,008)        (7,251)          (967)          (783)
  Contract surrenders ...................      (823,688)      (502,282)    (2,179,343)    (1,911,854)       (30,923)       (36,062)
  Participant transfers to other
    funding options .....................      (685,538)    (3,553,439)   (20,914,152)   (25,406,342)      (147,010)      (360,621)
  Other payments to participants ........       (30,557)       (66,320)           393             --        (17,797)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (741,009)    (2,344,136)    (2,454,322)     2,155,099         75,494      1,157,242
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       498,490     (4,892,561)    (2,580,756)     2,137,522        554,080        432,906

NET ASSETS:
    Beginning of year ...................     6,008,154     10,900,715     17,595,105     15,457,583      1,957,952      1,525,046
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  6,506,644   $  6,008,154   $ 15,014,349   $ 17,595,105   $  2,512,032   $  1,957,952
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                ALLIANCEBERNSTEIN              ALLIANCEBERNSTEIN
                                                    GROWTH AND                   PREMIER GROWTH               GLOBAL GROWTH
                                                INCOME PORTFOLIO -                PORTFOLIO -                     FUND -
                                                      CLASS B                       CLASS B                   CLASS 2 SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $     (9,684)  $     (2,479)  $   (398,872)  $   (516,035)  $   (385,588)  $   (177,593)
  Realized gain (loss) ..................         9,258        (20,351)    (3,530,400)    (7,175,663)      (553,285)    (1,487,482)
  Change in unrealized gain (loss)
    on investments ......................       356,041        (38,263)     9,023,715     (6,196,010)    10,720,905     (2,941,292)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       355,615        (61,093)     5,094,443    (13,887,708)     9,782,032     (4,606,367)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       405,414        164,891        517,807        414,916      1,236,849      1,158,185
  Participant transfers from other
    funding options .....................       931,036        584,342      1,009,892      2,645,694      6,385,985      7,057,377
  Administrative charges ................          (327)          (122)       (14,185)       (17,229)        (7,124)        (7,084)
  Contract surrenders ...................       (15,578)        (6,193)    (1,434,482)    (1,258,119)      (703,498)      (692,528)
  Participant transfers to other
    funding options .....................      (246,878)      (136,923)    (2,943,845)    (8,791,905)    (1,123,186)    (2,541,002)
  Other payments to participants ........        (6,632)            --       (209,355)      (381,847)       (91,574)       (95,074)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,067,035        605,995     (3,074,168)    (7,388,490)     5,697,452      4,879,874
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,422,650        544,902      2,020,275    (21,276,198)    15,479,484        273,507

NET ASSETS:
    Beginning of year ...................       544,902             --     25,610,950     46,887,148     27,089,421     26,815,914
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,967,552   $    544,902   $ 27,631,225   $ 25,610,950   $ 42,568,905   $ 27,089,421
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                    DELAWARE
                                     GROWTH-INCOME                    EMERGING                      VIP REIT
      GROWTH FUND -                  FUND - CLASS 2                   MARKETS                       SERIES -
      CLASS 2 SHARES                     SHARES                      PORTFOLIO                   STANDARD CLASS
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ (1,030,373)  $   (925,800)  $   (321,120)  $   (270,591)  $     (6,965)  $     (5,871)  $     13,156   $      2,094
  (1,585,442)    (4,713,670)      (439,583)    (1,058,400)        (6,019)       (67,956)        28,708          3,410

  23,939,855    (13,159,722)    20,066,262    (10,705,625)       183,978          5,401        792,546        (17,379)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  21,324,040    (18,799,192)    19,305,559    (12,034,616)       170,994        (68,426)       834,410        (11,875)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,888,958      5,119,647      4,414,520      6,168,485         13,137        169,347        506,447        646,211

  14,307,725     14,439,725     17,375,532     18,175,803        109,218         81,876      1,757,671      2,382,183
     (19,677)       (17,403)       (18,747)       (15,254)          (298)          (271)        (1,775)        (1,124)
  (1,845,565)    (1,548,635)    (2,124,331)    (2,235,327)        (7,172)       (57,705)      (495,245)      (199,538)

  (2,904,160)    (7,310,246)    (3,016,600)    (6,440,649)       (42,000)      (504,788)    (1,482,699)      (637,438)
    (779,092)      (368,351)      (693,394)      (210,103)            --             --        (14,772)        (7,021)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  12,648,189     10,314,737     15,936,980     15,442,955         72,885       (311,541)       269,627      2,183,273
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  33,972,229     (8,484,455)    35,242,539      3,408,339        243,879       (379,967)     1,104,037      2,171,398

  57,306,080     65,790,535     55,954,566     52,546,227        395,088        775,055      3,060,326        888,928
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 91,278,309   $ 57,306,080   $ 91,197,105   $ 55,954,566   $    638,967   $    395,088   $  4,164,363   $  3,060,326
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                 DREYFUS VIF
                                                   DREYFUS VIF                    DEVELOPING                    FRANKLIN
                                                   APPRECIATION                    LEADERS                      SMALL CAP
                                                   PORTFOLIO -                   PORTFOLIO -                 FUND - CLASS 2
                                                  INITIAL SHARES                INITIAL SHARES                   SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $        480   $      1,810   $    (71,728)  $    (60,906)  $   (124,251)  $   (110,584)
  Realized gain (loss) ..................       (56,149)      (102,600)      (188,714)      (303,202)      (465,364)    (1,263,232)
  Change in unrealized gain (loss)
    on investments ......................       349,805       (140,952)     1,595,228       (672,284)     3,081,903     (1,931,582)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       294,136       (241,742)     1,334,786     (1,036,392)     2,492,288     (3,305,398)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       318,683        233,185        569,322        675,888        699,614        574,839
  Participant transfers from other
    funding options .....................       595,864      1,032,314      1,173,342      1,009,884        742,255      1,014,625
  Administrative charges ................          (883)          (793)        (3,142)        (2,432)        (4,065)        (4,015)
  Contract surrenders ...................      (366,653)      (166,366)      (503,930)      (242,921)      (463,084)      (431,161)
  Participant transfers to other
    funding options .....................      (120,901)      (484,140)      (397,972)      (615,602)      (524,715)    (1,770,779)
  Other payments to participants ........       (23,005)            --        (23,365)       (22,705)       (30,914)       (86,356)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       403,105        614,200        814,255        802,112        419,091       (702,847)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       697,241        372,458      2,149,041       (234,280)     2,911,379     (4,008,245)

NET ASSETS:
    Beginning of year ...................     1,326,232        953,774      3,946,100      4,180,380      7,073,858     11,082,103
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,023,473   $  1,326,232   $  6,095,141   $  3,946,100   $  9,985,237   $  7,073,858
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

       MUTUAL SHARES              TEMPLETON DEVELOPING          TEMPLETON FOREIGN              TEMPLETON GROWTH
      SECURITIES FUND -            MARKETS SECURITIES               SECURITIES                    SECURITIES
          CLASS 2                    FUND - CLASS 2               FUND - CLASS 2                FUND - CLASS 2
           SHARES                        SHARES                       SHARES                        SHARES
---------------------------   ---------------------------  ---------------------------   ---------------------------
    2003           2002           2003           2002          2003           2002           2003           2002
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------
$    (15,347)  $     (2,931)  $     (3,339)  $         --  $     20,771   $     60,842   $        779   $       (501)
      12,783         (6,474)         2,684             --      (424,011)    (1,424,261)         1,468           (195)

     654,593        (18,260)       123,395             --     3,407,363     (1,038,530)       193,352         (9,988)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------

     652,029        (27,665)       122,740             --     3,004,123     (2,401,949)       195,599        (10,684)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------

   1,109,847        350,548        334,406             --       690,592        677,370        309,101         95,448

   2,117,417        834,263        492,519             --     2,239,984     15,064,146        386,361         96,174
        (824)           (63)           (24)            --        (4,122)        (4,509)          (242)           (24)
     (42,607)        (7,653)        (4,671)            --      (381,178)      (532,571)        (9,407)            --

    (311,209)      (100,008)       (58,418)            --    (1,730,095)   (15,494,434)       (14,257)        (1,605)
     (40,410)        (6,034)            --             --       (20,098)       (57,890)            --             --
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------

   2,832,214      1,071,053        763,812             --       795,083       (347,888)       671,556        189,993
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------

   3,484,243      1,043,388        886,552             --     3,799,206     (2,749,837)       867,155        179,309

   1,043,388             --             --             --     9,638,005     12,387,842        179,309             --
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------
$  4,527,631   $  1,043,388   $    886,552   $         --  $ 13,437,211   $  9,638,005   $  1,046,464   $    179,309
============   ============   ============   ============  ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                              EQUITY INDEX
                                                                             DIVERSIFIED STRATEGIC        PORTFOLIO - CLASS I
                                              APPRECIATION PORTFOLIO           INCOME PORTFOLIO                  SHARES
                                           ---------------------------   ---------------------------   ----------------------------
                                                2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   -------------
OPERATIONS:
  Net investment income (loss) ..........  $   (165,010)  $     19,633   $    808,924   $  1,144,657   $ (9,731,858)  $  (2,954,938)
  Realized gain (loss) ..................      (108,275)      (391,926)       (80,945)      (149,652)    (1,526,894)     (2,470,423)
  Change in unrealized gain (loss)
    on investments ......................     4,420,396     (2,898,349)       847,140       (525,425)   155,654,397    (145,900,600)
                                           ------------   ------------   ------------   ------------   ------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .........     4,147,111     (3,270,642)     1,575,119        469,580    144,395,645    (151,325,961)
                                           ------------   ------------   ------------   ------------   ------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,598,783      3,355,388        712,718        429,976    151,297,419     121,025,163
  Participant transfers from other
    funding options .....................     3,813,272      5,353,929      4,133,854      2,741,606        452,934         530,767
  Administrative charges ................        (8,498)        (7,050)        (4,925)        (4,757)      (214,173)       (183,133)
  Contract surrenders ...................      (618,157)      (384,163)      (734,472)      (475,167)   (15,868,989)    (19,939,790)
  Participant transfers to other
    funding options .....................    (1,164,353)    (2,401,411)    (1,680,299)    (2,271,783)    (1,452,390)     (1,283,824)
  Other payments to participants ........      (171,904)      (113,220)      (182,089)      (144,006)   (10,189,773)     (8,874,116)
                                           ------------   ------------   ------------   ------------   ------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     3,449,143      5,803,473      2,244,787        275,869    124,025,028      91,275,067
                                           ------------   ------------   ------------   ------------   ------------   -------------

    Net increase (decrease) in net assets     7,596,254      2,532,831      3,819,906        745,449    268,420,673     (60,050,894)

NET ASSETS:
    Beginning of year ...................    16,404,668     13,871,837     14,703,464     13,958,015    516,233,808     576,284,702
                                           ------------   ------------   ------------   ------------   ------------   -------------
    End of year .........................  $ 24,000,922   $ 16,404,668   $ 18,523,370   $ 14,703,464   $784,654,481   $ 516,233,808
                                           ============   ============   ============   ============   ============   =============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

      EQUITY INDEX                                                SALOMON BROTHERS              SALOMON BROTHERS
       PORTFOLIO -                                                VARIABLE EMERGING             VARIABLE GROWTH
        CLASS II                      FUNDAMENTAL                  GROWTH FUND -                    & INCOME
          SHARES                    VALUE PORTFOLIO                CLASS I SHARES            FUND - CLASS I SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    (95,405)  $     69,770   $   (346,923)  $   (146,856)  $     (8,909)  $       (302)  $     (5,334)  $        (91)
    (559,348)      (728,379)      (792,271)      (311,745)        28,146          5,263          3,702            585

   5,767,581     (4,652,082)    13,041,044     (8,710,541)       130,613         (6,348)       138,473           (884)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   5,112,828     (5,310,691)    11,901,850     (9,169,142)       149,850         (1,387)       136,841           (390)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,980,406      2,323,640      2,081,160      6,637,949        488,039         66,526        335,679         16,532

   2,776,153      3,997,615      5,090,260     12,319,529        503,507          3,460        329,165         35,468
      (7,928)        (6,951)       (16,703)       (14,734)          (159)            (1)          (197)            --
    (771,459)      (700,443)    (1,757,727)    (1,099,397)          (324)            --        (26,728)          (152)

  (1,554,360)    (2,455,064)    (3,069,064)    (5,745,411)      (257,625)           (12)          (410)       (14,805)
    (339,743)      (317,079)      (527,180)      (172,056)            --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   2,083,069      2,841,718      1,800,746     11,925,880        733,438         69,973        637,509         37,043
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   7,195,897     (2,468,973)    13,702,596      2,756,738        883,288         68,586        774,350         36,653

  18,284,550     20,753,523     32,629,831     29,873,093         68,586             --         36,653             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 25,480,447   $ 18,284,550   $ 46,332,427   $ 32,629,831   $    951,874   $     68,586   $    811,003   $     36,653
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                              GLOBAL LIFE
                                                    BALANCED                   SCIENCES                GLOBAL TECHNOLOGY
                                              PORTFOLIO - SERVICE         PORTFOLIO - SERVICE         PORTFOLIO - SERVICE
                                                     SHARES                      SHARES                     SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    22,510   $    31,074   $   (24,730)  $   (30,528)  $   (19,165)  $   (23,183)
  Realized gain (loss) ..................      (62,180)     (141,965)      (88,959)     (165,263)     (507,370)     (573,780)
  Change in unrealized gain (loss)
    on investments ......................      760,213      (370,418)      480,941      (594,090)    1,023,518      (324,499)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      720,543      (481,309)      367,252      (789,881)      496,983      (921,462)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      717,213       435,616        63,413       119,670        28,462        39,305
  Participant transfers from other
    funding options .....................      788,341     1,144,376        77,812       152,692       173,000       238,132
  Administrative charges ................       (3,333)       (3,354)       (1,600)       (1,791)       (1,398)       (1,475)
  Contract surrenders ...................     (383,520)     (222,311)     (160,924)      (47,854)     (146,874)     (101,908)
  Participant transfers to other
    funding options .....................     (870,461)   (1,164,641)     (100,919)     (367,939)     (264,484)     (245,408)
  Other payments to participants ........      (43,203)      (37,898)       (4,709)      (18,196)       (8,557)      (34,097)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      205,037       151,788      (126,927)     (163,418)     (219,851)     (105,451)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      925,580      (329,521)      240,325      (953,299)      277,132    (1,026,913)

NET ASSETS:
    Beginning of year ...................    5,577,086     5,906,607     1,581,200     2,534,499     1,177,287     2,204,200
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 6,502,666   $ 5,577,086   $ 1,821,525   $ 1,581,200   $ 1,454,419   $ 1,177,287
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

          MID CAP
          GROWTH                                                  LAZARD
        PORTFOLIO -                  WORLDWIDE                  RETIREMENT
          SERVICE                GROWTH PORTFOLIO -             SMALL CAP                       GROWTH AND
          SHARES                  SERVICE SHARES                 PORTFOLIO                   INCOME PORTFOLIO
-------------------------   -------------------------   --------------------------     --------------------------
    2003          2002          2003          2002          2003           2002            2003           2002
-----------   -----------   -----------   -----------   -----------   ------------     -----------   ------------
$   (76,101)  $   (90,680)  $   (21,737)  $   (43,178)  $    (4,630)  $         --     $       468   $         --
   (244,102)   (1,117,041)     (921,214)   (1,414,450)          310             --             488             --

  1,744,611    (1,092,277)    1,648,519       (76,179)      102,282             --         150,445             --
-----------   -----------   -----------   -----------   -----------   ------------     -----------   ------------

  1,424,408    (2,299,998)      705,568    (1,533,807)       97,962             --         151,401             --
-----------   -----------   -----------   -----------   -----------   ------------     -----------   ------------

    267,282        71,917       148,126       124,442       377,826             --         614,823             --

    239,418     2,338,055     2,861,328     4,515,612       630,419             --         838,304             --
     (2,978)       (3,290)       (3,064)       (3,718)          (34)            --            (102)            --
   (145,402)     (445,863)     (216,899)     (307,830)       (3,250)            --          (5,555)            --

   (532,203)   (3,963,416)   (3,210,175)   (5,390,553)       (6,908)            --         (10,977)            --
    (88,771)      (41,442)       (8,278)      (12,302)           --             --              --             --
-----------   -----------   -----------   -----------   -----------   ------------     -----------   ------------

   (262,654)   (2,044,039)     (428,962)   (1,074,349)      998,053             --       1,436,493             --
-----------   -----------   -----------   -----------   -----------   ------------     -----------   ------------

  1,161,754    (4,344,037)      276,606    (2,608,156)    1,096,015             --       1,587,894             --

  4,550,491     8,894,528     3,488,856     6,097,012            --             --              --             --
-----------   -----------   -----------   -----------   -----------   ------------     -----------   ------------
$ 5,712,245   $ 4,550,491   $ 3,765,462   $ 3,488,856   $ 1,096,015   $         --     $ 1,587,894   $         --
===========   ===========   ===========   ===========   ===========   ============     ===========   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                            MERRILL LYNCH
                                                                              SMALL CAP                 REAL RETURN
                                                    MID-CAP                  VALUE V.I.                 PORTFOLIO -
                                                     VALUE                      FUND -                ADMINISTRATIVE
                                                   PORTFOLIO                  CLASS III                    CLASS
                                           -------------------------  ------------------------  -------------------------
                                               2003          2002         2003         2002         2003          2002
                                           -----------   -----------  -----------  -----------  -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $      (205)  $        --  $        23  $        --  $    (5,203)  $        --
  Realized gain (loss) ..................       20,362            --           --           --       33,096            --
  Change in unrealized gain (loss)
    on investments ......................      185,671            --          378           --        6,771            --
                                           -----------   -----------  -----------  -----------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      205,828            --          401           --       34,664            --
                                           -----------   -----------  -----------  -----------  -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      715,362            --           --           --      332,362            --
  Participant transfers from other
    funding options .....................    1,363,420            --       34,372           --    1,461,947            --
  Administrative charges ................         (167)           --           --           --         (223)           --
  Contract surrenders ...................       (5,265)           --           --           --       (6,351)           --
  Participant transfers to other
    funding options .....................      (14,930)           --           --           --     (104,336)           --
  Other payments to participants ........           --            --           --           --           --            --
                                           -----------   -----------  -----------  -----------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    2,058,420            --       34,372           --    1,683,399            --
                                           -----------   -----------  -----------  -----------  -----------   -----------

    Net increase (decrease) in net assets    2,264,248            --       34,773           --    1,718,063            --

NET ASSETS:
    Beginning of year ...................           --            --           --           --           --            --
                                           -----------   -----------  -----------  -----------  -----------   -----------
    End of year .........................  $ 2,264,248   $        --  $    34,773  $        --  $ 1,718,063   $        --
                                           ===========   ===========  ===========  ===========  ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                       PUTNAM VT                                                  PUTNAM VT
        TOTAL RETURN                   DISCOVERY                     PUTNAM VT                     SMALL CAP
        PORTFOLIO -                     GROWTH                     INTERNATIONAL                 VALUE FUND -
       ADMINISTRATIVE               FUND - CLASS IB                 EQUITY FUND -                  CLASS IB
           CLASS                        SHARES                    CLASS IB SHARES                   SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    718,852   $    689,849   $     (4,831)  $     (3,734)  $    (29,410)  $    (37,620)  $    (77,657)  $    (58,756)
     710,687        588,573             28        (28,689)       309,875         72,376        (54,688)       (31,804)

     325,737        894,807         90,223        (67,651)       822,592        (28,043)     2,783,369     (1,122,344)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,755,276      2,173,229         85,420       (100,074)     1,103,057          6,713      2,651,024     (1,212,904)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   6,797,245      7,280,568         21,267        100,265        389,359      1,130,077        837,485      1,571,339

  19,923,827     40,571,285         48,999        166,965     12,758,347     90,697,406      1,542,192      5,550,628
     (20,363)       (11,635)          (176)          (141)          (975)          (622)        (2,539)        (2,053)
  (2,895,420)    (1,284,774)        (6,890)       (12,658)    (1,216,818)      (118,155)      (193,571)      (188,674)

 (20,696,095)    (9,329,656)       (26,578)       (95,322)   (11,774,422)   (88,949,344)    (1,329,922)    (2,609,239)
    (472,185)      (156,350)       (21,900)            --         (8,091)         1,410       (120,252)       (21,974)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   2,637,009     37,069,438         14,722        159,109        147,400      2,760,772        733,393      4,300,027
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,392,285     39,242,667        100,142         59,035      1,250,457      2,767,485      3,384,417      3,087,123

  48,652,174      9,409,507        254,679        195,644      3,699,645        932,160      5,306,544      2,219,421
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 53,044,459   $ 48,652,174   $    354,821   $    254,679   $  4,950,102   $  3,699,645   $  8,690,961   $  5,306,544
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                LARGE CAP
                                                     ALL CAP                     INVESTORS                        GROWTH
                                                  FUND - CLASS I               FUND - CLASS I                FUND - CLASS I
                                           ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (301,287)  $   (250,464)  $     (5,657)  $    (41,449)  $     (4,113)  $       (166)
  Realized gain (loss) ..................      (553,221)      (887,795)      (242,149)      (634,999)         6,061              1
  Change in unrealized gain (loss)
    on investments ......................     8,374,076     (6,270,365)     3,769,733     (3,129,468)        95,709         (1,517)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     7,519,568     (7,408,624)     3,521,927     (3,805,916)        97,657         (1,682)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,049,587      3,784,886        590,333      1,053,778        199,904         62,700
  Participant transfers from other
    funding options .....................     2,377,275      8,213,114      1,375,282      3,828,132        351,642             --
  Administrative charges ................        (9,618)        (8,819)        (4,579)        (4,352)           (90)            --
  Contract surrenders ...................    (1,662,102)      (658,354)      (783,907)      (345,271)        (5,712)            --
  Participant transfers to other
    funding options .....................    (2,151,180)    (4,536,201)      (832,468)    (2,777,735)       (39,493)           (27)
  Other payments to participants ........      (110,816)       (95,894)        (1,535)       (47,880)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (506,854)     6,698,732        343,126      1,706,672        506,251         62,673
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     7,012,714       (709,892)     3,865,053     (2,099,244)       603,908         60,991

NET ASSETS:
    Beginning of year ...................    20,874,333     21,584,225     11,476,290     13,575,534         60,991             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 27,887,047   $ 20,874,333   $ 15,341,343   $ 11,476,290   $    664,899   $     60,991
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                      SCUDDER
                                     VIT EAFE(R)               SCUDDER VIT
                                   EQUITY INDEX                 SMALL CAP
        SMALL CAP                      FUND -                  INDEX FUND -               SMITH BARNEY
          GROWTH                      CLASS A                     CLASS A                   LARGE CAP
      FUND - CLASS I                  SHARES                      SHARES                 CORE PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   (78,678)  $   (78,331)  $    64,302   $    (2,063)  $   (31,813)  $   (53,145)  $    (5,618)  $    (4,317)
   (155,876)     (607,818)      (98,154)     (198,151)     (174,540)     (214,681)      (51,318)      (14,021)

  2,285,714    (1,662,568)      658,461      (363,367)    2,234,150    (1,280,715)      172,718      (132,761)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  2,051,160    (2,348,717)      624,609      (563,581)    2,027,797    (1,548,541)      115,782      (151,099)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    341,330       726,281       126,694       232,685       207,584       482,787       203,316       126,820

  1,650,514     3,001,446        81,340       118,309       185,871       168,244       252,775       340,282
     (2,772)       (2,407)         (708)         (853)       (1,403)       (1,462)         (177)         (159)
   (171,120)     (240,051)      (78,861)     (224,122)     (219,987)     (470,661)       (8,995)       (3,059)

   (720,026)   (2,635,914)      (53,049)      (67,040)     (361,917)     (100,938)     (200,688)      (60,274)
    (18,876)      (85,667)      (11,226)           --      (218,802)     (642,580)           --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,079,050       763,688        64,190        58,979      (408,654)     (564,610)      246,231       403,610
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  3,130,210    (1,585,029)      688,799      (504,602)    1,619,143    (2,113,151)      362,013       252,511

  4,119,141     5,704,170     1,841,092     2,345,694     5,054,089     7,167,240       513,400       260,889
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 7,249,351   $ 4,119,141   $ 2,529,891   $ 1,841,092   $ 6,673,232   $ 5,054,089   $   875,413   $   513,400
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                MULTIPLE
                                                                                 MULTIPLE                      DISCIPLINE
                                                   SMITH BARNEY                  DISCIPLINE                    PORTFOLIO -
                                                     PREMIER                    PORTFOLIO -                      BALANCED
                                                    SELECTIONS                    ALL CAP                        ALL CAP
                                                     ALL CAP                     GROWTH AND                      GROWTH
                                                 GROWTH PORTFOLIO                  VALUE                        AND VALUE
                                           ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (20,197)  $    (16,448)  $   (129,567)  $     (1,160)  $    (67,318)  $     (1,064)
  Realized gain (loss) ..................      (113,127)       (45,996)         6,197             26         15,733            (11)
  Change in unrealized gain (loss)
    on investments ......................       474,458       (304,377)     2,448,637        (16,292)     1,290,753        (12,121)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       341,134       (366,821)     2,325,267        (17,426)     1,239,168        (13,196)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         8,964        240,112      8,203,071        353,144      3,962,285        194,480
  Participant transfers from other
    funding options .....................       511,855        783,915      8,811,972        467,963      7,912,639        511,704
  Administrative charges ................          (301)          (174)        (1,854)            --         (1,276)            --
  Contract surrenders ...................       (59,505)       (36,434)      (177,047)        (2,210)      (135,317)        (4,191)
  Participant transfers to other
    funding options .....................      (536,519)      (146,996)      (115,918)            --       (353,820)            --
  Other payments to participants ........            --             --        (27,018)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (75,506)       840,423     16,693,206        818,897     11,384,511        701,993
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       265,628        473,602     19,018,473        801,471     12,623,679        688,797

NET ASSETS:
    Beginning of year ...................     1,331,712        858,110        801,471             --        688,797             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,597,340   $  1,331,712   $ 19,819,944   $    801,471   $ 13,312,476   $    688,797
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         MULTIPLE                    MULTIPLE
        DISCIPLINE                  DISCIPLINE
        PORTFOLIO -                 PORTFOLIO -
        GLOBAL ALL                   LARGE CAP                 CONVERTIBLE                 DISCIPLINED
        CAP GROWTH                  GROWTH AND                  SECURITIES                   MID CAP
         AND VALUE                     VALUE                    PORTFOLIO                STOCK PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   (16,806)  $      (720)  $    (6,133)  $       (28)  $    80,210   $   236,118   $   (24,906)  $   (18,402)
     12,825           994        14,619            37       (46,743)     (233,841)      (38,982)     (107,197)

    384,791        (4,830)      182,100          (363)      893,247      (439,912)      649,428      (258,906)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    380,810        (4,556)      190,586          (354)      926,714      (437,635)      585,540      (384,505)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    535,546        43,049       693,248        10,730       331,611       204,857       192,113       343,471

  1,131,852       264,381     1,439,019         4,079     1,067,161     1,025,681       348,700       528,387
       (201)           --          (127)           --        (2,334)       (2,283)       (1,318)       (1,131)
    (18,141)         (830)      (59,324)         (822)     (499,983)   (1,198,706)     (218,844)     (116,840)

    (71,073)           --       (41,719)           --      (297,601)     (724,655)     (325,893)     (465,801)
         --            --            --            --       (32,495)        2,048            --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,577,983       306,600     2,031,097        13,987       566,359      (693,058)       (5,242)      288,086
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,958,793       302,044     2,221,683        13,633     1,493,073    (1,130,693)      580,298       (96,419)

    302,044            --        13,633            --     3,689,573     4,820,266     1,861,884     1,958,303
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 2,260,837   $   302,044   $ 2,235,316   $    13,633   $ 5,182,646   $ 3,689,573   $ 2,442,182   $ 1,861,884
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                 FEDERATED
                                                   EQUITY INCOME                 HIGH YIELD                     FEDERATED
                                                     PORTFOLIO                   PORTFOLIO                   STOCK PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (95,343)  $    (67,019)  $    173,679   $    342,010   $      2,261   $     11,510
  Realized gain (loss) ..................       (94,787)      (453,664)      (148,168)       (40,984)        (6,454)       (57,420)
  Change in unrealized gain (loss)
    on investments ......................     5,154,692     (2,356,309)       424,681       (255,566)       273,171       (161,325)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     4,964,562     (2,876,992)       450,192         45,460        268,978       (207,235)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,479,915      1,833,771        557,441        166,911         86,270         55,326
  Participant transfers from other
    funding options .....................     3,394,379      5,166,968      1,115,177      1,533,441        391,535        251,319
  Administrative charges ................        (7,330)        (6,627)          (885)          (608)          (453)          (360)
  Contract surrenders ...................      (826,946)      (828,686)      (476,613)      (118,852)       (32,068)        (7,804)
  Participant transfers to other
    funding options .....................    (1,340,988)    (5,165,135)    (1,257,355)      (277,745)       (96,490)      (194,909)
  Other payments to participants ........      (177,853)       (65,621)            --         (2,237)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,521,177        934,670        (62,235)     1,300,910        348,794        103,572
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     7,485,739     (1,942,322)       387,957      1,346,370        617,772       (103,663)

NET ASSETS:
    Beginning of year ...................    15,607,021     17,549,343      2,740,057      1,393,687        771,045        874,708
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 23,092,760   $ 15,607,021   $  3,128,014   $  2,740,057   $  1,388,817   $    771,045
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                         LAZARD                    MERRILL LYNCH
         LARGE CAP                    INTERNATIONAL                  LARGE CAP                    MFS EMERGING
         PORTFOLIO                   STOCK PORTFOLIO               CORE PORTFOLIO               GROWTH PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    (95,163)  $    (97,966)  $     14,155   $      3,930   $    (56,224)  $    (74,974)  $   (150,971)  $   (189,735)
    (709,295)    (1,238,796)       (18,216)      (116,126)      (546,373)      (981,798)    (2,265,836)    (5,127,820)

   2,585,015     (1,319,794)       351,840       (117,399)     1,759,124     (1,398,967)     4,785,526       (519,028)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,780,557     (2,656,556)       347,779       (229,595)     1,156,527     (2,455,739)     2,368,719     (5,836,583)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     267,419        409,880        297,276         75,362        190,564        211,339        297,665        145,868

   2,095,207      1,270,239        592,423      3,868,693        217,286        902,542        884,548      1,059,105
      (5,043)        (5,385)          (602)          (544)        (3,232)        (3,816)        (6,283)        (7,019)
    (824,793)      (483,208)       (43,759)      (112,838)      (268,742)      (211,046)      (378,262)      (568,584)

    (817,033)    (2,074,730)      (106,551)    (3,594,432)      (472,645)    (1,337,388)    (1,282,271)    (3,140,222)
     (44,089)       (85,250)        (7,527)            --        (54,160)       (42,727)       (73,769)      (114,389)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     671,668       (968,454)       731,260        236,241       (390,929)      (481,096)      (558,372)    (2,625,241)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   2,452,225     (3,625,010)     1,079,039          6,646        765,598     (2,936,835)     1,810,347     (8,461,824)

   7,647,695     11,272,705      1,032,331      1,025,685      6,349,018      9,285,853      9,194,614     17,656,438
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 10,099,920   $  7,647,695   $  2,111,370   $  1,032,331   $  7,114,616   $  6,349,018   $ 11,004,961   $  9,194,614
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                      MFS
                                                    MID CAP                                               TRAVELERS
                                                    GROWTH                       PIONEER                QUALITY BOND
                                                   PORTFOLIO                 FUND PORTFOLIO               PORTFOLIO
                                           -------------------------   -------------------------  -------------------------
                                               2003          2002          2003          2002         2003          2002
                                           -----------   -----------   -----------   -----------  -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (36,679)  $   (42,393)  $     1,061   $        --  $   280,579   $   512,215
  Realized gain (loss) ..................     (388,354)   (1,258,799)          804            --       70,068       109,951
  Change in unrealized gain (loss)
    on investments ......................    1,157,721      (913,734)       14,814            --      205,481      (288,376)
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      732,688    (2,214,926)       16,679            --      556,128       333,790
                                           -----------   -----------   -----------   -----------  -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      132,534        57,804       122,441            --    1,538,173       745,151
  Participant transfers from other
    funding options .....................      378,952     1,382,301        47,352            --    2,665,323     3,679,138
  Administrative charges ................       (1,878)       (1,783)          (28)           --       (4,650)       (3,790)
  Contract surrenders ...................     (211,102)     (122,375)          (87)           --     (840,856)     (468,109)
  Participant transfers to other
    funding options .....................     (216,660)     (953,207)      (19,313)           --   (4,568,282)   (2,321,852)
  Other payments to participants ........      (22,896)       (1,410)           --            --      (12,876)      (48,012)
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       58,950       361,330       150,365            --   (1,223,168)    1,582,526
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets      791,638    (1,853,596)      167,044            --     (667,040)    1,916,316

NET ASSETS:
    Beginning of year ...................    2,074,864     3,928,460            --            --    9,644,449     7,728,133
                                           -----------   -----------   -----------   -----------  -----------   -----------
    End of year .........................  $ 2,866,502   $ 2,074,864   $   167,044   $        --  $ 8,977,409   $ 9,644,449
                                           ===========   ===========   ===========   ===========  ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                 SB ADJUSTABLE
        AIM CAPITAL                                                                               RATE INCOME
        APPRECIATION                   MFS TOTAL                  PIONEER STRATEGIC               PORTFOLIO -
         PORTFOLIO                  RETURN PORTFOLIO               INCOME PORTFOLIO              CLASS I SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    (17,366)  $    (17,731)  $    572,457   $  2,369,077   $     87,637   $    249,057   $        266   $         --
      (1,858)      (120,217)      (535,247)     1,466,039        (28,592)       (19,895)            --             --

     308,738       (197,751)     8,273,091     (7,368,508)       139,855       (176,235)          (318)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     289,514       (335,699)     8,310,301     (3,533,392)       198,900         52,927            (52)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     167,202        171,820      3,820,518      5,293,868             --         10,006        131,836             --

     431,279        320,611     15,709,574     19,573,892        168,346        473,356         59,687             --
        (556)          (265)       (23,315)       (20,744)          (439)          (510)            --             --
     (24,699)       (23,714)    (2,956,191)    (1,455,841)       (72,294)       (60,577)          (274)            --

    (147,065)      (925,369)    (5,570,873)    (9,130,325)      (230,363)      (635,087)            --             --
     (20,479)            --       (867,827)      (305,187)       (18,884)            --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     405,682       (456,917)    10,111,886     13,955,663       (153,634)      (212,812)       191,249             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     695,196       (792,616)    18,422,187     10,422,271         45,266       (159,885)       191,197             --

     781,727      1,574,343     51,309,545     40,887,274      1,181,031      1,340,916             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,476,923   $    781,727   $ 69,731,732   $ 51,309,545   $  1,226,297   $  1,181,031   $    191,197   $         --
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                              SMITH BARNEY
                                                                                                              INTERNATIONAL
                                                  SMITH BARNEY                  SMITH BARNEY                     ALL CAP
                                                   AGGRESSIVE                    HIGH INCOME                     GROWTH
                                                GROWTH PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (900,357)  $   (912,881)  $  1,160,962   $  2,435,631   $    (21,920)  $    (54,502)
  Realized gain (loss) ..................    (1,885,412)    (6,443,703)      (581,859)      (606,251)        50,591     (1,376,922)
  Change in unrealized gain (loss)
    on investments ......................    18,742,574    (20,331,574)     2,768,290     (2,291,447)     1,303,827       (360,740)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........    15,956,805    (27,688,158)     3,347,393       (462,067)     1,332,498     (1,792,164)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     3,688,465      8,541,826      2,420,730        684,535         54,306        112,503
  Participant transfers from other
    funding options .....................    12,337,853     21,064,094     10,548,617      5,222,223     10,546,591     84,703,098
  Administrative charges ................       (30,581)       (28,680)        (4,745)        (3,326)        (2,627)        (3,263)
  Contract surrenders ...................    (2,288,479)    (2,092,083)      (873,690)      (797,286)      (138,678)      (428,665)
  Participant transfers to other
    funding options .....................    (8,580,505)   (26,131,369)    (5,516,742)    (3,634,787)   (10,540,142)   (86,411,191)
  Other payments to participants ........      (836,902)      (578,114)      (181,181)      (167,141)       (47,465)       (58,271)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,289,851        775,674      6,392,989      1,304,218       (128,015)    (2,085,789)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    20,246,656    (26,912,484)     9,740,382        842,151      1,204,483     (3,877,953)

NET ASSETS:
    Beginning of year ...................    48,577,219     75,489,703     10,514,823      9,672,672      5,327,115      9,205,068
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 68,823,875   $ 48,577,219   $ 20,255,205   $ 10,514,823   $  6,531,598   $  5,327,115
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                        SMITH BARNEY
       SMITH BARNEY                         LARGE                        SMITH BARNEY                   SMITH BARNEY
         LARGE CAP                     CAPITALIZATION                    MID CAP CORE                   MONEY MARKET
      VALUE PORTFOLIO                  GROWTH PORTFOLIO                   PORTFOLIO                       PORTFOLIO
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2003            2002            2003            2002            2003            2002            2003            2002
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$      29,885   $     471,729   $    (526,391)  $    (419,050)  $    (269,962)  $    (267,231)  $    (432,919)  $    (164,346)
   (1,003,816)       (959,699)       (752,670)     (2,649,978)       (463,577)       (623,370)             --              --

    5,017,450      (6,078,410)     14,256,767      (8,072,903)      5,113,989      (3,501,173)             --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    4,043,519      (6,566,380)     12,977,706     (11,141,931)      4,380,450      (4,391,774)       (432,919)       (164,346)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

       75,894       1,368,930       1,336,448       2,483,735         424,784       1,292,246       3,454,936      11,488,188

    1,469,850       3,015,558       3,656,696       4,264,678       2,194,584       3,920,255      32,235,753     242,218,474
       (5,867)         (6,822)        (16,309)        (16,255)         (8,157)         (8,496)        (12,959)        (15,887)
     (612,268)       (762,086)     (1,551,066)     (1,303,142)     (1,091,186)       (833,907)     (8,446,833)    (20,951,875)

   (2,123,458)     (3,520,426)     (1,513,758)     (6,112,953)     (1,744,824)     (3,050,554)    (50,416,926)   (237,314,448)
     (208,139)       (154,812)       (330,635)       (246,950)       (469,930)       (189,850)     (1,526,304)        (85,094)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   (1,403,988)        (59,658)      1,581,376        (930,887)       (694,729)      1,129,694     (24,712,333)     (4,660,642)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    2,639,531      (6,626,038)     14,559,082     (12,072,818)      3,685,721      (3,262,080)    (25,145,252)     (4,824,988)

   17,021,626      23,647,664      28,729,650      40,802,468      16,543,520      19,805,600      59,288,424      64,113,412
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  19,661,157   $  17,021,626   $  43,288,732   $  28,729,650   $  20,229,241   $  16,543,520   $  34,143,172   $  59,288,424
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                               VAN KAMPEN
                                                STRATEGIC EQUITY              TRAVELERS MANAGED                ENTERPRISE
                                                    PORTFOLIO                 INCOME PORTFOLIO                 PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (277,258)  $   (210,957)  $    579,616   $  1,706,341   $    (57,330)  $    (40,431)
  Realized gain (loss) ..................    (1,817,992)    (5,736,697)       (42,350)        97,924       (525,171)    (1,296,437)
  Change in unrealized gain (loss)
    on investments ......................     7,018,796     (4,365,911)       765,822     (1,609,416)     1,483,427       (582,719)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     4,923,546    (10,313,565)     1,303,088        194,849        900,926     (1,919,587)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       670,330        543,768      1,608,117        794,076         61,056        141,437
  Participant transfers from other
    funding options .....................     1,074,063      1,956,481      4,356,040      8,073,621        145,563        454,579
  Administrative charges ................       (10,061)       (10,691)        (6,420)        (5,780)        (2,310)        (2,657)
  Contract surrenders ...................      (596,525)      (849,558)    (1,102,154)      (589,445)      (115,266)      (201,420)
  Participant transfers to other
    funding options .....................    (1,478,785)    (5,687,299)    (1,711,077)    (3,517,985)      (335,726)      (896,449)
  Other payments to participants ........      (325,587)      (680,230)      (372,281)      (213,678)       (32,598)       (21,056)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (666,565)    (4,727,529)     2,772,225      4,540,809       (279,281)      (525,566)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     4,256,981    (15,041,094)     4,075,313      4,735,658        621,645     (2,445,153)

NET ASSETS:
    Beginning of year ...................    16,433,269     31,474,363     18,201,939     13,466,281      3,965,459      6,410,612
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 20,690,250   $ 16,433,269   $ 22,277,252   $ 18,201,939   $  4,587,104   $  3,965,459
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                  SMITH BARNEY
                                        EMERGING                                                   SMALL CAP
         COMSTOCK                        GROWTH                      ENTERPRISE                      GROWTH
        PORTFOLIO -                    PORTFOLIO -                  PORTFOLIO -                  OPPORTUNITIES
      CLASS II SHARES                CLASS I SHARES               CLASS II SHARES                  PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    (26,914)  $    (19,413)  $   (295,522)  $   (288,651)  $     (5,692)  $     (3,486)  $    (20,325)  $    (14,589)
     (31,163)       (83,814)    (2,971,260)    (4,352,248)       (10,537)        (7,582)         4,680       (123,733)

     838,315       (329,776)     7,606,297     (5,554,008)       102,429        (74,505)       474,046       (213,371)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     780,238       (433,003)     4,339,515    (10,194,907)        86,200        (85,573)       458,401       (351,693)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     971,198        741,506        185,711        737,148        129,755        182,162        297,252        437,720

     655,350      1,096,753        402,608      1,613,125        115,330        188,538        632,103      4,895,505
        (870)          (727)       (11,283)       (13,227)           (45)           (38)          (359)          (295)
    (258,675)       (90,502)      (618,075)    (1,089,850)       (65,862)       (12,077)       (41,185)       (25,072)

     (82,425)      (381,154)    (1,910,907)    (4,072,969)        (2,069)       (28,456)      (387,614)    (4,306,678)
          --             --       (350,745)      (155,430)            --             --         (5,507)       (10,854)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,284,578      1,365,876     (2,302,691)    (2,981,203)       177,109        330,129        494,690        990,326
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   2,064,816        932,873      2,036,824    (13,176,110)       263,309        244,556        953,091        638,633

   1,868,968        936,095     18,375,045     31,551,155        284,730         40,174      1,033,162        394,529
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  3,933,784   $  1,868,968   $ 20,411,869   $ 18,375,045   $    548,039   $    284,730   $  1,986,253   $  1,033,162
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                             DYNAMIC CAPITAL
                                                  CONTRAFUND(R)                  CONTRAFUND(R)                 APPRECIATION
                                                   PORTFOLIO -                    PORTFOLIO -                  PORTFOLIO -
                                                  SERVICE CLASS                 SERVICE CLASS 2              SERVICE CLASS 2
                                           ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (176,519)  $   (115,317)  $    (55,318)  $    (29,558)  $     (1,713)  $       (792)
  Realized gain (loss) ..................      (389,435)      (638,495)       (38,330)       (48,424)           457            (76)
  Change in unrealized gain (loss)
    on investments ......................     4,175,318       (894,947)     1,224,259       (377,303)        24,634         (7,455)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     3,609,364     (1,648,759)     1,130,611       (455,285)        23,378         (8,323)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       811,857        413,299        510,420        491,504          9,152         43,254
  Participant transfers from other
    funding options .....................     1,758,983      2,038,586        556,151        804,884         33,924         29,102
  Administrative charges ................        (6,649)        (7,057)        (2,663)        (2,189)          (125)           (63)
  Contract surrenders ...................      (412,634)      (700,498)      (290,174)       (92,801)        (2,355)           (47)
  Participant transfers to other
    funding options .....................    (1,832,820)    (1,908,167)      (281,077)      (352,161)            --             --
  Other payments to participants ........      (131,731)      (108,169)       (43,850)        (9,352)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       187,006       (272,006)       448,807        839,885         40,596         72,246
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,796,370     (1,920,765)     1,579,418        384,600         63,974         63,923

NET ASSETS:
    Beginning of year ...................    13,601,956     15,522,721      3,980,647      3,596,047         85,663         21,740
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 17,398,326   $ 13,601,956   $  5,560,065   $  3,980,647   $    149,637   $     85,663
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        MID CAP PORTFOLIO -
          SERVICE CLASS 2                        COMBINED
---------------------------------   ---------------------------------
      2003              2002              2003              2002
---------------   ---------------   ---------------   ---------------

$       (57,263)  $        (9,958)  $   (12,858,329)  $     1,345,601
         13,789           (20,034)      (28,446,603)      (62,298,468)

      1,547,942           (55,512)      389,132,786      (287,074,067)
---------------   ---------------   ---------------   ---------------


      1,504,468           (85,504)      347,827,854      (348,026,934)
---------------   ---------------   ---------------   ---------------


      1,881,905           491,220       235,187,057       215,407,403

      2,358,067         1,605,330       265,873,576       707,292,387
         (1,117)             (477)         (582,379)         (527,381)
       (248,111)          (76,679)      (66,404,697)      (73,818,232)

       (377,996)         (231,595)     (195,848,650)     (629,262,372)
        (24,906)           (5,897)      (20,776,096)      (15,462,731)
---------------   ---------------   ---------------   ---------------


      3,587,842         1,781,902       217,448,811       203,629,074
---------------   ---------------   ---------------   ---------------

      5,092,310         1,696,398       565,276,665      (144,397,860)


      1,892,436           196,038     1,318,066,456     1,462,464,316
---------------   ---------------   ---------------   ---------------
$     6,984,746   $     1,892,436   $ 1,883,343,121   $ 1,318,066,456
===============   ===============   ===============   ===============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD IV for Variable Annuities ("Fund BD IV") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Fund BD IV is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund BD IV includes the Travelers Index Annuity, Travelers Vintage XTRA Annuity, Travelers Vintage XTRA (Series II) Annuity, Travelers Protected Equity Portfolio and Travelers Portfolio Architect XTRA Annuity products.

Participant purchase payments applied to Fund BD IV are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Fund BD IV were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
       Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B (Formerly
           Growth & Income Portfolio - Class B)
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares (Formerly
           Appreciation Portfolio - Initial Shares)
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Formerly
           Small Cap Portfolio - Initial Shares)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class I Shares
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Emerging Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares (Formerly Aggressive Growth
           Portfolio - Service Shares)
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio

     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III *
         Merrill Lynch Small Cap Value V.I. Fund - Class III
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares (Formerly Putnam VT
           Voyager II Fund - Class IB Shares)
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
     Scudder Investment VIT Funds (Formerly Deutsche Asset Management VIT
       Funds), Massachusetts business trust
         Scudder VIT EAFE(R) Equity Index Fund - Class A Shares
         Scudder VIT Small Cap Index Fund - Class A Shares
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio (Formerly Alliance Growth Portfolio) Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio

     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

     * No assets for the period

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund BD IV in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Fund BD IV form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD IV. Fund BD IV is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Fund BD IV adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $407,452,479 and $202,058,675 respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $2,000,832,389 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $33,789,630. Gross unrealized depreciation for all investments at December 31, 2003 was $150,732,468.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)
-     Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
-     Guaranteed  Minimum Withdrawal  Benefit,  if elected by the contract owner
      (GMWB)
-     Principal Protection Fees, if elected by the contract owner (PP)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Enhanced (E), Annual Step-Up (SU), and Roll-up (R). In products where there is one death benefit only, the "Dth Ben" column is blank.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          BD IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                      --------------------------------------------------------------
                                                                                                Optional Features
     Separate Account Charge (1)    Dth                                                  -----------------------------       Total
      (as identified in Note 4)     Ben   Product                      M&E       ADM      E.S.P.      GMWB      PP (2)       Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%        S    Portfolio Architect XTRA    1.25%     0.15%                                        1.40%
                                     S    Vintage XTRA                1.25%     0.15%                                        1.40%
                                     S    Index Annuity               1.25%     0.15%                                        1.40%

Separate Account Charge 1.55%        S    Vintage XTRA (Series II)    1.40%     0.15%                                        1.55%

Separate Account Charge 1.60% (A)    S    Portfolio Architect XTRA    1.25%     0.15%      0.20%                             1.60%
                                     S    Vintage XTRA                1.25%     0.15%      0.20%                             1.60%
Separate Account Charge 1.60% (B)    E    Index Annuity               1.45%     0.15%                                        1.60%
                                     E    Portfolio Architect XTRA    1.45%     0.15%                                        1.60%
                                     E    Vintage XTRA                1.45%     0.15%                                        1.60%

Separate Account Charge 1.65%        SU   Vintage XTRA (Series II)    1.50%     0.15%                                        1.65%

Separate Account Charge 1.70%        S    Vintage XTRA (Series II)    1.40%     0.15%      0.15%                             1.70%

Separate Account Charge 1.80% (A)    S    Portfolio Architect XTRA    1.25%     0.15%                0.40%                   1.80%
                                     S    Vintage XTRA                1.25%     0.15%                0.40%                   1.80%
Separate Account Charge 1.80% (B)    E    Portfolio Architect XTRA    1.45%     0.15%      0.20%                             1.80%
                                     E    Vintage XTRA                1.45%     0.15%      0.20%                             1.80%
                                     SU   Vintage XTRA (Series II)    1.50%     0.15%      0.15%                             1.80%

Separate Account Charge 1.85%        R    Vintage XTRA (Series II)    1.70%     0.15%                                        1.85%

Separate Account Charge 1.95%        S    Vintage XTRA (Series II)    1.40%     0.15%                0.40%                   1.95%

Separate Account Charge 2.00% (A)    S    Portfolio Architect XTRA    1.25%     0.15%      0.20%     0.40%                   2.00%
                                     S    Vintage XTRA                1.25%     0.15%      0.20%     0.40%                   2.00%
Separate Account Charge 2.00% (B)    E    Portfolio Architect XTRA    1.45%     0.15%                0.40%                   2.00%
                                     E    Vintage XTRA                1.45%     0.15%                0.40%                   2.00%
                                     R    Vintage XTRA (Series II)    1.70%     0.15%      0.15%                             2.00%

Separate Account Charge 2.05%        SU   Vintage XTRA (Series II)    1.50%     0.15%                0.40%                   2.05%

Separate Account Charge 2.10%        S    Vintage XTRA (Series II)    1.40%     0.15%      0.15%     0.40%                   2.10%

Separate Account Charge 2.20% (A)    S    Index Annuity               1.25%     0.15%                           0.80%        2.20%
Separate Account Charge 2.20% (B)    E    Portfolio Architect XTRA    1.45%     0.15%      0.20%     0.40%                   2.20%
                                     E    Vintage XTRA                1.45%     0.15%      0.20%     0.40%                   2.20%
                                     SU   Vintage XTRA (Series II)    1.50%     0.15%      0.15%     0.40%                   2.20%

Separate Account Charge 2.25% (A)    S    Index Annuity               1.25%     0.15%                           0.85%        2.25%
Separate Account Charge 2.25% (B)    R    Vintage XTRA (Series II)    1.70%     0.15%                0.40%                   2.25%

Separate Account Charge 2.35%        S    Index Annuity               1.25%     0.15%                           0.95%        2.35%
                                          Protected Equity Portfolio  1.25%     0.15%                           0.95%        2.35%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          BD IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                      --------------------------------------------------------------
                                                                                                Optional Features
     Separate Account Charge (1)    Dth                                                  -----------------------------       Total
      (as identified in Note 4)     Ben   Product                      M&E       ADM      E.S.P.      GMWB      PP (2)       Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.40% (A)    S    Index Annuity               1.25%     0.15%                           1.00%        2.40%
Separate Account Charge 2.40% (C)    E    Index Annuity               1.45%     0.15%                           0.80%        2.40%
Separate Account Charge 2.40% (B)    R    Vintage XTRA (Series II)    1.70%     0.15%      0.15%     0.40%                   2.40%

Separate Account Charge 2.45%        E    Index Annuity               1.45%     0.15%                           0.85%        2.45%

Separate Account Charge 2.50%        S    Index Annuity               1.25%     0.15%                           1.10%        2.50%

Separate Account Charge 2.55% (A)    E    Index Annuity               1.45%     0.15%                           0.95%        2.55%
Separate Account Charge 2.55% (B)    S    Index Annuity               1.25%     0.15%                           1.15%        2.55%

Separate Account Charge 2.60%        E    Index Annuity               1.45%     0.15%                           1.00%        2.60%

Separate Account Charge 2.70%        E    Index Annuity               1.45%     0.15%                           1.10%        2.70%

Separate Account Charge 2.75% (A)    E    Index Annuity               1.45%     0.15%                           1.15%        2.75%
Separate Account Charge 2.75% (B)    S    Index Annuity               1.25%     0.15%                           1.35%        2.75%

Separate Account Charge 2.85%        S    Index Annuity               1.25%     0.15%                           1.45%        2.85%

Separate Account Charge 2.90%        S    Index Annuity               1.25%     0.15%                           1.50%        2.90%

Separate Account Charge 2.95%        E    Index Annuity               1.45%     0.15%                           1.35%        2.95%

Separate Account Charge 3.05% (A)    E    Index Annuity               1.45%     0.15%                           1.45%        3.05%
Separate Account Charge 3.05% (B)    S    Index Annuity               1.25%     0.15%                           1.65%        3.05%

Separate Account Charge 3.10%        E    Index Annuity               1.45%     0.15%                           1.50%        3.10%

Separate Account Charge 3.20%        S    Index Annuity               1.25%     0.15%                           1.80%        3.20%

Separate Account Charge 3.25%        E    Index Annuity               1.45%     0.15%                           1.65%        3.25%

Separate Account Charge 3.30%        S    Index Annuity               1.25%     0.15%                           1.90%        3.30%

Separate Account Charge 3.40% (A)    S    Index Annuity               1.25%     0.15%                           2.00%        3.40%
Separate Account Charge 3.40% (B)    E    Index Annuity               1.45%     0.15%                           1.80%        3.40%

Separate Account Charge 3.50% (A)    E    Index Annuity               1.45%     0.15%                           1.90%        3.50%
                                          Protected Equity Portfolio  1.25%     0.15%                           2.10%        3.50%

Separate Account Charge 3.60%        E    Index Annuity               1.45%     0.15%                           2.00%        3.60%
------------------------------------------------------------------------------------------------------------------------------------

(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
(2)   The Travelers  Index Annuity and the Travelers  Protected  Equity  Portfolio  products offers an optional  feature,  Principal
      Protection  Guarantee,  for an annual  insurance  charge of up to 2.00% and 2.50%,  respectively.  If this is  selected in the
      Travelers Index Annuity  Product,  and money is withdrawn prior to the maturity date, there is no refund of the charge and The
      Company may deduct an additional Principal Protection Cancellation Charge of up to 4%.
      Separate Account Charges displaying an "(A)," "(B)," or "(C)" are distinct charges with distinct annuity unit values.
------------------------------------------------------------------------------------------------------------------------------------

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover contract administrative charges as follows;

--------------------------------------------------------------------------------
Product                           Administrative Charge
--------------------------------------------------------------------------------

Portfolio Architect XTRA          $40 for contract values less than  $100,000
Vintage XTRA                      $40 for contract values less than  $100,000
Vintage XTRA (Series II)          $40 for contract values less than  $100,000
Index Annuity (Std DB)            $30 for contract values less than  $50,000
Protected Equity Portfolio        $30 for contract values less than  $50,000
--------------------------------------------------------------------------------

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments and any associated Purchase Payment Credits are withdrawn prior to the specified time periods listed below. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge assessed if withdrawals are taken within the same specified time periods listed below. These charges are assessed through the redemption of units.

--------------------------------------------------------------------------------------------------------
Product                           Withdrawal/Surrender Charges (as a percentage of the amount withdrawn)
--------------------------------------------------------------------------------------------------------
Portfolio Architect XTRA          Up to 8% decreasing to 0% in years 10 and later
Vintage XTRA                      Up to 8% decreasing to 0% in years 10 and later
Vintage XTRA (Series II)          Up to 8% decreasing to 0% in years 10 and later
Index Annuity (Std DB)            Up to 6% decreasing to 0% in years 9 and later
Protected Equity Portfolio        Up to 9% decreasing to 0% in years 11 and later
--------------------------------------------------------------------------------------------------------

Withdrawal/surrender charges assessed were $3,395,269 and $3,610,529 for the years ended December 31, 2003 and December 31, 2002 respectively. These charges are included in contract surrenders and other payments to participants on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Capital Appreciation Fund
    Separate Account Charges 1.40% .................................   9,196,897         --    $0.492    $    4,527,736    $      --
    Separate Account Charges 1.55% .................................          --         --     1.147                --           --
    Separate Account Charges 1.60% (A) .............................       5,201         --     0.490             2,546           --
    Separate Account Charges 1.60% (B) .............................   2,896,937         --     0.489         1,415,798           --
    Separate Account Charges 1.65% .................................          --         --     1.147                --           --
    Separate Account Charges 1.70% .................................          --         --     1.146                --           --
    Separate Account Charges 1.80% (A) .............................     238,033         --     1.188           282,828           --
    Separate Account Charges 1.80% (B) .............................     346,932         --     0.486           168,612           --
    Separate Account Charges 1.85% .................................          --         --     1.146                --           --
    Separate Account Charges 1.95% .................................          --         --     1.145                --           --
    Separate Account Charges 2.00% (A) .............................       8,793         --     1.186            10,426           --
    Separate Account Charges 2.00% (B) .............................      78,193         --     1.186            92,715           --
    Separate Account Charges 2.05% .................................          --         --     1.145                --           --
    Separate Account Charges 2.10% .................................          --         --     1.145                --           --
    Separate Account Charges 2.20% (B) .............................       5,056         --     1.183             5,983           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.144                --           --

Money Market Portfolio
    Separate Account Charges 1.40% .................................   8,807,998         --     1.150        10,131,994           --
    Separate Account Charges 1.55% .................................          --         --     0.997                --           --
    Separate Account Charges 1.60% (A) .............................     403,387         --     1.144           461,450           --
    Separate Account Charges 1.60% (B) .............................   2,806,624         --     1.136         3,188,698           --
    Separate Account Charges 1.65% .................................          --         --     0.996                --           --
    Separate Account Charges 1.70% .................................          --         --     0.996                --           --
    Separate Account Charges 1.80% (A) .............................     505,871         --     0.989           500,568           --
    Separate Account Charges 1.80% (B) .............................     606,702         --     1.130           685,494           --
    Separate Account Charges 1.85% .................................          --         --     0.995                --           --
    Separate Account Charges 1.95% .................................          --         --     0.995                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     0.987                --           --
    Separate Account Charges 2.00% (B) .............................      46,731         --     0.987            46,145           --
    Separate Account Charges 2.05% .................................          --         --     0.995                --           --
    Separate Account Charges 2.10% .................................          --         --     0.994                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     0.985                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     0.994                --           --

AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.40% .................................   2,078,822         --     0.751         1,560,511           --
    Separate Account Charges 1.55% .................................          --         --     1.114                --           --
    Separate Account Charges 1.60% (A) .............................      47,692         --     0.747            35,610           --
    Separate Account Charges 1.60% (B) .............................     669,877         --     0.747           500,175           --
    Separate Account Charges 1.65% .................................          --         --     1.114                --           --
    Separate Account Charges 1.70% .................................          --         --     1.114                --           --
    Separate Account Charges 1.80% (A) .............................      11,651         --     1.183            13,784           --
    Separate Account Charges 1.80% (B) .............................     503,521         --     0.743           373,961           --
    Separate Account Charges 1.85% .................................          --         --     1.113                --           --
    Separate Account Charges 1.95% .................................          --         --     1.112                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.181                --           --
    Separate Account Charges 2.00% (B) .............................      17,758         --     1.181            20,967           --
    Separate Account Charges 2.05% .................................          --         --     1.112                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
AIM Variable Insurance Funds, Inc. (continued)
  AIM V.I. Premier Equity Fund - Series I (continued)
    Separate Account Charges 2.10% .................................          --         --    $1.112    $           --    $      --
    Separate Account Charges 2.20% (B) .............................       5,962         --     1.178             7,024           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.111                --           --

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.40% .................................     805,689         --     1.027           827,533           --
    Separate Account Charges 1.55% .................................          --         --     1.122                --           --
    Separate Account Charges 1.60% (A) .............................          --         --     1.024                --           --
    Separate Account Charges 1.60% (B) .............................     644,830         --     1.024           660,116           --
    Separate Account Charges 1.65% .................................          --         --     1.122                --           --
    Separate Account Charges 1.70% .................................          --         --     1.122                --           --
    Separate Account Charges 1.80% (A) .............................     158,430         --     1.247           197,515           --
    Separate Account Charges 1.80% (B) .............................     148,070         --     1.020           151,076           --
    Separate Account Charges 1.85% .................................          --         --     1.121                --           --
    Separate Account Charges 1.95% .................................      45,121         --     1.120            50,556           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.244                --           --
    Separate Account Charges 2.00% (B) .............................      56,384         --     1.244            70,149           --
    Separate Account Charges 2.05% .................................          --         --     1.120                --           --
    Separate Account Charges 2.10% .................................          --         --     1.120                --           --
    Separate Account Charges 2.20% (B) .............................       8,543         --     1.242            10,607           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.119                --           --
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.40% .................................  20,289,835         --     0.625        12,682,396           --
    Separate Account Charges 1.55% .................................          --         --     1.095                --           --
    Separate Account Charges 1.60% (A) .............................     526,492         --     0.622           327,265           --
    Separate Account Charges 1.60% (B) .............................  20,231,448         --     0.620        12,540,798           --
    Separate Account Charges 1.65% .................................          --         --     1.095                --           --
    Separate Account Charges 1.70% .................................          --         --     1.095                --           --
    Separate Account Charges 1.80% (A) .............................     303,021         --     1.148           347,981           --
    Separate Account Charges 1.80% (B) .............................   2,534,558         --     0.616         1,562,462           --
    Separate Account Charges 1.85% .................................          --         --     1.094                --           --
    Separate Account Charges 1.95% .................................          --         --     1.093                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.146                --           --
    Separate Account Charges 2.00% (B) .............................     140,484         --     1.146           160,993           --
    Separate Account Charges 2.05% .................................          --         --     1.093                --           --
    Separate Account Charges 2.10% .................................          --         --     1.093                --           --
    Separate Account Charges 2.20% (B) .............................       8,158         --     1.144             9,330           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.092                --           --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................   9,954,233         --     0.989         9,841,282           --
    Separate Account Charges 1.55% .................................      42,005         --     1.190            49,980           --
    Separate Account Charges 1.60% (A) .............................     186,566         --     0.983           183,430           --
    Separate Account Charges 1.60% (B) .............................  19,281,519         --     0.980        18,905,067           --
    Separate Account Charges 1.65% .................................      76,218         --     1.189            90,653           --
    Separate Account Charges 1.70% .................................      15,170         --     1.189            18,039           --
    Separate Account Charges 1.80% (A) .............................     331,023         --     1.308           432,998           --
    Separate Account Charges 1.80% (B) .............................  12,687,639         --     0.975        12,371,146           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
American Funds Insurance Series (continued)
  Global Growth Fund - Class 2 Shares (continued)
    Separate Account Charges 1.85% .................................          --         --    $1.188    $           --    $      --
    Separate Account Charges 1.95% .................................      81,207         --     1.188            96,476           --
    Separate Account Charges 2.00% (A) .............................      14,210         --     1.305            18,550           --
    Separate Account Charges 2.00% (B) .............................     230,499         --     1.305           300,882           --
    Separate Account Charges 2.05% .................................     163,988         --     1.188           194,744           --
    Separate Account Charges 2.10% .................................       6,649         --     1.187             7,895           --
    Separate Account Charges 2.20% (B) .............................      11,565         --     1.303            15,065           --
    Separate Account Charges 2.25% (B) .............................      35,982         --     1.187            42,698           --
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................  30,519,238         --     0.989        30,185,809           --
    Separate Account Charges 1.55% .................................     254,192         --     1.151           292,659           --
    Separate Account Charges 1.60% (A) .............................     716,651         --     0.984           704,903           --
    Separate Account Charges 1.60% (B) .............................  39,131,474         --     0.981        38,382,918           --
    Separate Account Charges 1.65% .................................     272,019         --     1.151           313,062           --
    Separate Account Charges 1.70% .................................      11,767         --     1.151            13,539           --
    Separate Account Charges 1.80% (A) .............................   2,130,194         --     1.291         2,749,730           --
    Separate Account Charges 1.80% (B) .............................  16,287,151         --     0.975        15,887,233           --
    Separate Account Charges 1.85% .................................      44,022         --     1.150            50,624           --
    Separate Account Charges 1.95% .................................      87,037         --     1.150           100,053           --
    Separate Account Charges 2.00% (A) .............................      18,424         --     1.288            23,733           --
    Separate Account Charges 2.00% (B) .............................   1,570,074         --     1.288         2,022,509           --
    Separate Account Charges 2.05% .................................     117,074         --     1.149           134,529           --
    Separate Account Charges 2.10% .................................       8,761         --     1.149            10,065           --
    Separate Account Charges 2.20% (B) .............................     291,762         --     1.285           375,056           --
    Separate Account Charges 2.25% (B) .............................      24,955         --     1.148            28,654           --
    Separate Account Charges 2.40% (B) .............................       2,817         --     1.148             3,233           --
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................  20,672,145         --     1.167        24,133,233           --
    Separate Account Charges 1.55% .................................     227,254         --     1.149           261,116           --
    Separate Account Charges 1.60% (A) .............................     677,603         --     1.161           786,679           --
    Separate Account Charges 1.60% (B) .............................  31,844,180         --     1.158        36,867,809           --
    Separate Account Charges 1.65% .................................     114,363         --     1.149           131,353           --
    Separate Account Charges 1.70% .................................          --         --     1.148                --           --
    Separate Account Charges 1.80% (A) .............................   2,191,185         --     1.263         2,768,262           --
    Separate Account Charges 1.80% (B) .............................  19,684,170         --     1.151        22,663,440           --
    Separate Account Charges 1.85% .................................       6,912         --     1.148             7,933           --
    Separate Account Charges 1.95% .................................     231,645         --     1.147           265,747           --
    Separate Account Charges 2.00% (A) .............................      12,992         --     1.261            16,380           --
    Separate Account Charges 2.00% (B) .............................   1,651,864         --     1.261         2,082,563           --
    Separate Account Charges 2.05% .................................     210,838         --     1.147           241,784           --
    Separate Account Charges 2.10% .................................       8,885         --     1.147            10,188           --
    Separate Account Charges 2.20% (B) .............................     704,556         --     1.258           886,411           --
    Separate Account Charges 2.25% (B) .............................      61,915         --     1.146            70,947           --
    Separate Account Charges 2.40% (B) .............................       2,846         --     1.145             3,260           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Credit Suisse Trust
  Emerging Markets Portfolio
    Separate Account Charges 1.40% .................................     555,147         --    $0.819    $      454,754    $      --
    Separate Account Charges 1.55% .................................          --         --     1.226                --           --
    Separate Account Charges 1.60% (A) .............................       5,064         --     0.815             4,126           --
    Separate Account Charges 1.60% (B) .............................     176,933         --     0.813           143,879           --
    Separate Account Charges 1.65% .................................          --         --     1.225                --           --
    Separate Account Charges 1.70% .................................          --         --     1.225                --           --
    Separate Account Charges 1.80% (A) .............................          --         --     1.378                --           --
    Separate Account Charges 1.80% (B) .............................      44,773         --     0.809            36,208           --
    Separate Account Charges 1.85% .................................          --         --     1.224                --           --
    Separate Account Charges 1.95% .................................          --         --     1.224                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.375                --           --
    Separate Account Charges 2.00% (B) .............................          --         --     1.375                --           --
    Separate Account Charges 2.05% .................................          --         --     1.223                --           --
    Separate Account Charges 2.10% .................................          --         --     1.223                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.373                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.222                --           --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.40% .................................   1,701,016         --     1.714         2,915,437           --
    Separate Account Charges 1.55% .................................          --         --     1.145                --           --
    Separate Account Charges 1.60% (A) .............................      62,491         --     1.704           106,514           --
    Separate Account Charges 1.60% (B) .............................     223,691         --     1.701           380,594           --
    Separate Account Charges 1.65% .................................          --         --     1.145                --           --
    Separate Account Charges 1.70% .................................          --         --     1.145                --           --
    Separate Account Charges 1.80% (A) .............................     259,814         --     1.323           343,819           --
    Separate Account Charges 1.80% (B) .............................     183,010         --     1.692           309,657           --
    Separate Account Charges 1.85% .................................          --         --     1.144                --           --
    Separate Account Charges 1.95% .................................          --         --     1.144                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.321                --           --
    Separate Account Charges 2.00% (B) .............................      37,104         --     1.321            48,998           --
    Separate Account Charges 2.05% .................................          --         --     1.143                --           --
    Separate Account Charges 2.10% .................................          --         --     1.143                --           --
    Separate Account Charges 2.20% (B) .............................      45,031         --     1.318            59,344           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.142                --           --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.40% .................................   1,459,140         --     0.857         1,250,532           --
    Separate Account Charges 1.55% .................................          --         --     1.114                --           --
    Separate Account Charges 1.60% (A) .............................      27,168         --     0.852            23,155           --
    Separate Account Charges 1.60% (B) .............................     408,472         --     0.851           347,520           --
    Separate Account Charges 1.65% .................................          --         --     1.114                --           --
    Separate Account Charges 1.70% .................................          --         --     1.114                --           --
    Separate Account Charges 1.80% (A) .............................      39,887         --     1.156            46,092           --
    Separate Account Charges 1.80% (B) .............................     331,469         --     0.846           280,450           --
    Separate Account Charges 1.85% .................................          --         --     1.113                --           --
    Separate Account Charges 1.95% .................................          --         --     1.113                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.153                --           --
    Separate Account Charges 2.00% (B) .............................      40,094         --     1.153            46,235           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (continued)
    Separate Account Charges 2.05% .................................          --         --    $1.112    $           --    $      --
    Separate Account Charges 2.10% .................................          --         --     1.112                --           --
    Separate Account Charges 2.20% (B) .............................      25,626         --     1.151            29,489           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.111                --           --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.40% .................................   3,892,680         --     0.989         3,850,514           --
    Separate Account Charges 1.55% .................................          --         --     1.151                --           --
    Separate Account Charges 1.60% (A) .............................      23,617         --     0.984            23,232           --
    Separate Account Charges 1.60% (B) .............................   1,466,342         --     0.982         1,439,867           --
    Separate Account Charges 1.65% .................................          --         --     1.150                --           --
    Separate Account Charges 1.70% .................................          --         --     1.150                --           --
    Separate Account Charges 1.80% (A) .............................     299,062         --     1.263           377,698           --
    Separate Account Charges 1.80% (B) .............................     280,003         --     0.977           273,427           --
    Separate Account Charges 1.85% .................................          --         --     1.149                --           --
    Separate Account Charges 1.95% .................................          --         --     1.149                --           --
    Separate Account Charges 2.00% (A) .............................       8,127         --     1.260            10,242           --
    Separate Account Charges 2.00% (B) .............................      47,616         --     1.260            60,010           --
    Separate Account Charges 2.05% .................................          --         --     1.148                --           --
    Separate Account Charges 2.10% .................................          --         --     1.148                --           --
    Separate Account Charges 2.20% (B) .............................      47,826         --     1.258            60,151           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.147                --           --

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................   4,510,872         --     0.768         3,462,528           --
    Separate Account Charges 1.55% .................................      14,061         --     1.195            16,802           --
    Separate Account Charges 1.60% (A) .............................     108,362         --     0.763            82,719           --
    Separate Account Charges 1.60% (B) .............................   7,092,606         --     0.761         5,399,488           --
    Separate Account Charges 1.65% .................................          --         --     1.194                --           --
    Separate Account Charges 1.70% .................................      13,504         --     1.194            16,126           --
    Separate Account Charges 1.80% (A) .............................     274,176         --     1.306           358,046           --
    Separate Account Charges 1.80% (B) .............................     316,594         --     0.757           239,684           --
    Separate Account Charges 1.85% .................................          --         --     1.193                --           --
    Separate Account Charges 1.95% .................................      28,154         --     1.193            33,589           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.303                --           --
    Separate Account Charges 2.00% (B) .............................     201,494         --     1.303           262,582           --
    Separate Account Charges 2.05% .................................      44,940         --     1.193            53,593           --
    Separate Account Charges 2.10% .................................       6,551         --     1.192             7,811           --
    Separate Account Charges 2.20% (B) .............................      29,124         --     1.300            37,875           --
    Separate Account Charges 2.25% (B) .............................      10,110         --     1.192            12,047           --
    Separate Account Charges 2.40% (B) .............................       1,971         --     1.191             2,347           --
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................   1,274,574         --     1.043         1,328,794           --
    Separate Account Charges 1.55% .................................      36,855         --     1.120            41,262           --
    Separate Account Charges 1.60% (A) .............................      80,317         --     1.039            83,455           --
    Separate Account Charges 1.60% (B) .............................   1,312,095         --     1.039         1,363,353           --
    Separate Account Charges 1.65% .................................      15,016         --     1.119            16,805           --
    Separate Account Charges 1.70% .................................       6,729         --     1.119             7,529           --
    Separate Account Charges 1.80% (A) .............................     352,384         --     1.222           430,690           --
    Separate Account Charges 1.80% (B) .............................     339,300         --     1.036           351,379           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Franklin Templeton Variable Insurance Products Trust (continued)
  Mutual Shares Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 1.85% .................................          --         --    $1.118    $           --    $      --
    Separate Account Charges 1.95% .................................      46,651         --     1.118            52,149           --
    Separate Account Charges 2.00% (A) .............................       3,153         --     1.220             3,846           --
    Separate Account Charges 2.00% (B) .............................     399,669         --     1.220           487,461           --
    Separate Account Charges 2.05% .................................      19,158         --     1.117            21,408           --
    Separate Account Charges 2.10% .................................          --         --     1.117                --           --
    Separate Account Charges 2.20% (B) .............................     223,043         --     1.217           271,473           --
    Separate Account Charges 2.25% (B) .............................      58,994         --     1.117            65,869           --
    Separate Account Charges 2.40% (B) .............................       1,934         --     1.116             2,158           --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................     157,913         --     1.448           228,633           --
    Separate Account Charges 1.55% .................................          --         --     1.265                --           --
    Separate Account Charges 1.60% (A) .............................          --         --     1.446                --           --
    Separate Account Charges 1.60% (B) .............................     176,686         --     1.446           255,473           --
    Separate Account Charges 1.65% .................................          --         --     1.265                --           --
    Separate Account Charges 1.70% .................................          --         --     1.265                --           --
    Separate Account Charges 1.80% (A) .............................      80,388         --     1.444           116,079           --
    Separate Account Charges 1.80% (B) .............................      81,239         --     1.444           117,308           --
    Separate Account Charges 1.85% .................................          --         --     1.264                --           --
    Separate Account Charges 1.95% .................................      16,979         --     1.263            21,450           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.442                --           --
    Separate Account Charges 2.00% (B) .............................      71,761         --     1.442           103,483           --
    Separate Account Charges 2.05% .................................          --         --     1.263                --           --
    Separate Account Charges 2.10% .................................          --         --     1.263                --           --
    Separate Account Charges 2.20% (B) .............................      30,640         --     1.440            44,126           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.262                --           --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................   5,855,211         --     0.926         5,421,999           --
    Separate Account Charges 1.55% .................................          --         --     1.178                --           --
    Separate Account Charges 1.60% (A) .............................     362,736         --     0.921           334,042           --
    Separate Account Charges 1.60% (B) .............................   6,430,070         --     0.918         5,905,090           --
    Separate Account Charges 1.65% .................................       6,581         --     1.177             7,749           --
    Separate Account Charges 1.70% .................................       6,935         --     1.177             8,163           --
    Separate Account Charges 1.80% (A) .............................     277,388         --     1.284           356,169           --
    Separate Account Charges 1.80% (B) .............................     926,380         --     0.913           846,032           --
    Separate Account Charges 1.85% .................................          --         --     1.176                --           --
    Separate Account Charges 1.95% .................................      83,958         --     1.176            98,733           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.281                --           --
    Separate Account Charges 2.00% (B) .............................     244,758         --     1.281           313,621           --
    Separate Account Charges 2.05% .................................      58,222         --     1.176            68,442           --
    Separate Account Charges 2.10% .................................          --         --     1.175                --           --
    Separate Account Charges 2.20% (B) .............................      19,323         --     1.279            24,708           --
    Separate Account Charges 2.25% (B) .............................      43,980         --     1.175            51,660           --
    Separate Account Charges 2.40% (B) .............................         684         --     1.174               803           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................     675,020         --    $1.032    $      696,340    $      --
    Separate Account Charges 1.55% .................................          --         --     1.164                --           --
    Separate Account Charges 1.60% (A) .............................          --         --     1.028                --           --
    Separate Account Charges 1.60% (B) .............................     120,309         --     1.028           123,694           --
    Separate Account Charges 1.65% .................................          --         --     1.163                --           --
    Separate Account Charges 1.70% .................................          --         --     1.163                --           --
    Separate Account Charges 1.80% (A) .............................      91,055         --     1.267           115,404           --
    Separate Account Charges 1.80% (B) .............................      36,914         --     1.025            37,827           --
    Separate Account Charges 1.85% .................................          --         --     1.162                --           --
    Separate Account Charges 1.95% .................................          --         --     1.162                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.265                --           --
    Separate Account Charges 2.00% (B) .............................      21,906         --     1.265            27,706           --
    Separate Account Charges 2.05% .................................          --         --     1.161                --           --
    Separate Account Charges 2.10% .................................          --         --     1.161                --           --
    Separate Account Charges 2.20% (B) .............................      36,044         --     1.262            45,493           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.160                --           --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.40% .................................   9,487,337         --     0.970         9,198,479           --
    Separate Account Charges 1.55% .................................      22,558         --     1.122            25,304           --
    Separate Account Charges 1.60% (A) .............................      83,342         --     0.964            80,358           --
    Separate Account Charges 1.60% (B) .............................   9,470,557         --     0.962         9,106,332           --
    Separate Account Charges 1.65% .................................       4,692         --     1.121             5,261           --
    Separate Account Charges 1.70% .................................          --         --     1.121                --           --
    Separate Account Charges 1.80% (A) .............................     595,687         --     1.195           711,947           --
    Separate Account Charges 1.80% (B) .............................   3,677,131         --     0.956         3,516,177           --
    Separate Account Charges 1.85% .................................      25,015         --     1.120            28,027           --
    Separate Account Charges 1.95% .................................      40,612         --     1.120            45,485           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.193                --           --
    Separate Account Charges 2.00% (B) .............................     921,298         --     1.193         1,098,825           --
    Separate Account Charges 2.05% .................................      13,897         --     1.120            15,558           --
    Separate Account Charges 2.10% .................................          --         --     1.119                --           --
    Separate Account Charges 2.20% (B) .............................     108,325         --     1.190           128,930           --
    Separate Account Charges 2.25% (B) .............................      35,970         --     1.119            40,239           --
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.40% .................................   7,014,816         --     1.174         8,232,473           --
    Separate Account Charges 1.55% .................................      31,509         --     1.059            33,383           --
    Separate Account Charges 1.60% (A) .............................     138,958         --     1.167           162,179           --
    Separate Account Charges 1.60% (B) .............................   6,154,469         --     1.164         7,163,183           --
    Separate Account Charges 1.65% .................................         210         --     1.059               223           --
    Separate Account Charges 1.70% .................................          --         --     1.059                --           --
    Separate Account Charges 1.80% (A) .............................     387,976         --     1.109           430,147           --
    Separate Account Charges 1.80% (B) .............................   1,827,618         --     1.157         2,115,418           --
    Separate Account Charges 1.85% .................................       5,840         --     1.058             6,180           --
    Separate Account Charges 1.95% .................................      17,034         --     1.058            18,019           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.106                --           --
    Separate Account Charges 2.00% (B) .............................     136,928         --     1.106           151,494           --
    Separate Account Charges 2.05% .................................      22,587         --     1.057            23,884           --
    Separate Account Charges 2.10% .................................          --         --     1.057                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                     ACCUMULATION   ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                         UNITS       UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                     ------------   -------    ------    --------------   ----------
Greenwich Street Series Fund (continued)
  Diversified Strategic Income Portfolio (continued)
    Separate Account Charges 2.20% (B) .............................      169,179        --    $1.104    $      186,787    $      --
    Separate Account Charges 2.25% (B) .............................           --        --     1.057                --           --
  Equity Index Portfolio - Class I Shares
    Separate Account Charges 1.40% .................................   19,530,503        --     1.190        23,248,361           --
    Separate Account Charges 1.55% .................................           --        --     1.133                --           --
    Separate Account Charges 1.60% (A) .............................           --        --     1.138                --           --
    Separate Account Charges 1.60% (B) .............................   10,294,762        --     1.175        12,100,913           --
    Separate Account Charges 1.65% .................................           --        --     1.133                --           --
    Separate Account Charges 1.70% .................................           --        --     1.133                --           --
    Separate Account Charges 1.80% (A) .............................           --        --     1.216                --           --
    Separate Account Charges 1.80% (B) .............................           --        --     1.137                --           --
    Separate Account Charges 1.85% .................................           --        --     1.132                --           --
    Separate Account Charges 1.95% .................................           --        --     1.131                --           --
    Separate Account Charges 2.00% (A) .............................           --        --     1.214                --           --
    Separate Account Charges 2.00% (B) .............................           --        --     1.214                --           --
    Separate Account Charges 2.05% .................................           --        --     1.131                --           --
    Separate Account Charges 2.10% .................................           --        --     1.131                --           --
    Separate Account Charges 2.20% (A) .............................      207,964        --     1.132           235,384           --
    Separate Account Charges 2.20% (B) .............................           --        --     1.211                --           --
    Separate Account Charges 2.25% (A) .............................      412,225        --     0.946           389,895           --
    Separate Account Charges 2.25% (B) .............................           --        --     1.130                --           --
    Separate Account Charges 2.35% .................................   16,952,376        --     1.124        19,047,515           --
    Separate Account Charges 2.40% (A) .............................    2,851,323        --     1.019         2,904,183           --
    Separate Account Charges 2.40% (C) .............................           --        --     1.118                --           --
    Separate Account Charges 2.45% .................................           --        --     0.935                --           --
    Separate Account Charges 2.50% .................................    4,903,819        --     1.111         5,446,425           --
    Separate Account Charges 2.55% (A) .............................       27,668        --     1.110            30,718           --
    Separate Account Charges 2.55% (B) .............................    1,913,395        --     0.745         1,425,561           --
    Separate Account Charges 2.60% .................................      672,968        --     1.008           678,170           --
    Separate Account Charges 2.70% .................................    2,124,826        --     1.097         2,330,332           --
    Separate Account Charges 2.75% (A) .............................      142,282        --     0.740           105,282           --
    Separate Account Charges 2.75% (B) .............................   18,890,474        --     1.097        20,723,393           --
    Separate Account Charges 2.85% .................................   12,604,292        --     0.913        11,513,682           --
    Separate Account Charges 2.90% .................................  150,790,604        --     1.083       163,308,003           --
    Separate Account Charges 2.95% .................................    5,004,869        --     1.084         5,425,332           --
    Separate Account Charges 3.05% (A) .............................    4,492,288        --     0.903         4,058,064           --
    Separate Account Charges 3.05% (B) .............................  161,368,823        --     0.851       137,312,648           --
    Separate Account Charges 3.10% .................................   54,861,780        --     1.069        58,671,153           --
    Separate Account Charges 3.20% .................................   97,020,169        --     0.776        75,267,318           --
    Separate Account Charges 3.25% .................................   67,288,220        --     0.846        56,956,267           --
    Separate Account Charges 3.30% .................................      104,938        --     1.062           111,398           --
    Separate Account Charges 3.40% (A) .............................      895,950        --     0.980           878,162           --
    Separate Account Charges 3.40% (B) .............................   36,026,820        --     0.769        27,709,647           --
    Separate Account Charges 3.50% (A) .............................      114,746        --     1.049           120,365           --
    Separate Account Charges 3.50% (B) .............................  120,527,076        --     1.282       154,503,947           --
    Separate Account Charges 3.60% .................................      157,297        --     0.969           152,363           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Greenwich Street Series Fund (continued)
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.40% .................................  19,589,108         --    $0.792    $   15,520,992    $      --
    Separate Account Charges 1.55% .................................      30,412         --     1.132            34,427           --
    Separate Account Charges 1.60% (A) .............................     143,048         --     0.788           112,716           --
    Separate Account Charges 1.60% (B) .............................   8,846,089         --     0.786         6,951,384           --
    Separate Account Charges 1.65% .................................      18,984         --     1.132            21,482           --
    Separate Account Charges 1.70% .................................          --         --     1.131                --           --
    Separate Account Charges 1.80% (A) .............................     721,895         --     1.213           875,791           --
    Separate Account Charges 1.80% (B) .............................   1,904,694         --     0.781         1,488,485           --
    Separate Account Charges 1.85% .................................          --         --     1.131                --           --
    Separate Account Charges 1.95% .................................          --         --     1.130                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.211                --           --
    Separate Account Charges 2.00% (B) .............................     374,650         --     1.211           453,574           --
    Separate Account Charges 2.05% .................................          --         --     1.130                --           --
    Separate Account Charges 2.10% .................................          --         --     1.130                --           --
    Separate Account Charges 2.20% (B) .............................      14,964         --     1.208            18,079           --
    Separate Account Charges 2.25% (B) .............................         600         --     1.129               678           --
    Separate Account Charges 2.40% (B) .............................       2,516         --     1.128             2,839           --
  Fundamental Value Portfolio
    Separate Account Charges 1.40% .................................  12,622,271         --     1.234        15,577,686           --
    Separate Account Charges 1.55% .................................      42,225         --     1.171            49,446           --
    Separate Account Charges 1.60% (A) .............................     514,487         --     1.227           631,445           --
    Separate Account Charges 1.60% (B) .............................  15,405,050         --     1.224        18,857,305           --
    Separate Account Charges 1.65% .................................      32,521         --     1.171            38,067           --
    Separate Account Charges 1.70% .................................          --         --     1.170                --           --
    Separate Account Charges 1.80% (A) .............................     689,484         --     1.315           906,728           --
    Separate Account Charges 1.80% (B) .............................   7,499,816         --     1.217         9,129,803           --
    Separate Account Charges 1.85% .................................      43,361         --     1.170            50,717           --
    Separate Account Charges 1.95% .................................      75,311         --     1.169            88,053           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.312                --           --
    Separate Account Charges 2.00% (B) .............................     404,104         --     1.312           530,332           --
    Separate Account Charges 2.05% .................................     199,202         --     1.169           232,814           --
    Separate Account Charges 2.10% .................................          --         --     1.169                --           --
    Separate Account Charges 2.20% (B) .............................     109,298         --     1.310           143,139           --
    Separate Account Charges 2.25% (B) .............................      82,968         --     1.168            96,892           --
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    Separate Account Charges 1.40% .................................     320,263         --     1.047           335,232           --
    Separate Account Charges 1.55% .................................          --         --     1.147                --           --
    Separate Account Charges 1.60% (A) .............................      25,323         --     1.043            26,419           --
    Separate Account Charges 1.60% (B) .............................     150,691         --     1.043           157,209           --
    Separate Account Charges 1.65% .................................          --         --     1.147                --           --
    Separate Account Charges 1.70% .................................          --         --     1.147                --           --
    Separate Account Charges 1.80% (A) .............................     312,432         --     1.306           408,169           --
    Separate Account Charges 1.80% (B) .............................          --         --     1.040                --           --
    Separate Account Charges 1.85% .................................          --         --     1.146                --           --
    Separate Account Charges 1.95% .................................          --         --     1.146                --           --
    Separate Account Charges 2.00% (A) .............................       6,047         --     1.304             7,883           --
    Separate Account Charges 2.00% (B) .............................      13,010         --     1.304            16,962           --
    Separate Account Charges 2.05% .................................          --         --     1.145                --           --
    Separate Account Charges 2.10% .................................          --         --     1.145                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.301                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.144                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.40% .................................     397,457         --    $1.027    $      408,193    $      --
    Separate Account Charges 1.55% .................................          --         --     1.127                --           --
    Separate Account Charges 1.60% (A) .............................          --         --     1.024                --           --
    Separate Account Charges 1.60% (B) .............................     105,948         --     1.024           108,445           --
    Separate Account Charges 1.65% .................................          --         --     1.127                --           --
    Separate Account Charges 1.70% .................................          --         --     1.127                --           --
    Separate Account Charges 1.80% (A) .............................      30,211         --     1.237            37,359           --
    Separate Account Charges 1.80% (B) .............................      80,714         --     1.020            82,343           --
    Separate Account Charges 1.85% .................................          --         --     1.126                --           --
    Separate Account Charges 1.95% .................................          --         --     1.126                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.234                --           --
    Separate Account Charges 2.00% (B) .............................      35,379         --     1.234            43,659           --
    Separate Account Charges 2.05% .................................          --         --     1.125                --           --
    Separate Account Charges 2.10% .................................          --         --     1.125                --           --
    Separate Account Charges 2.20% (B) .............................     106,380         --     1.231           131,004           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.124                --           --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.40% .................................   4,671,651         --     0.941         4,394,088           --
    Separate Account Charges 1.55% .................................          --         --     1.079                --           --
    Separate Account Charges 1.60% (A) .............................      61,559         --     0.935            57,582           --
    Separate Account Charges 1.60% (B) .............................   1,105,106         --     0.934         1,031,852           --
    Separate Account Charges 1.65% .................................          --         --     1.078                --           --
    Separate Account Charges 1.70% .................................          --         --     1.078                --           --
    Separate Account Charges 1.80% (A) .............................     485,689         --     1.111           539,374           --
    Separate Account Charges 1.80% (B) .............................     499,604         --     0.929           463,914           --
    Separate Account Charges 1.85% .................................          --         --     1.078                --           --
    Separate Account Charges 1.95% .................................          --         --     1.077                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.108                --           --
    Separate Account Charges 2.00% (B) .............................          --         --     1.108                --           --
    Separate Account Charges 2.05% .................................          --         --     1.077                --           --
    Separate Account Charges 2.10% .................................          --         --     1.077                --           --
    Separate Account Charges 2.20% (B) .............................      14,338         --     1.106            15,856           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.076                --           --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.40% .................................   1,458,984         --     0.805         1,174,556           --
    Separate Account Charges 1.55% .................................          --         --     1.119                --           --
    Separate Account Charges 1.60% (A) .............................      27,169         --     0.801            21,751           --
    Separate Account Charges 1.60% (B) .............................     581,258         --     0.799           464,526           --
    Separate Account Charges 1.65% .................................          --         --     1.119                --           --
    Separate Account Charges 1.70% .................................          --         --     1.118                --           --
    Separate Account Charges 1.80% (A) .............................      25,340         --     1.225            31,044           --
    Separate Account Charges 1.80% (B) .............................      95,897         --     0.795            76,215           --
    Separate Account Charges 1.85% .................................          --         --     1.118                --           --
    Separate Account Charges 1.95% .................................          --         --     1.117                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.223                --           --
    Separate Account Charges 2.00% (B) .............................      33,138         --     1.223            40,513           --
    Separate Account Charges 2.05% .................................          --         --     1.117                --           --
    Separate Account Charges 2.10% .................................          --         --     1.117                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Janus Aspen Series (continued)
  Global Life Sciences Portfolio - Service Shares (continued)
    Separate Account Charges 2.20% (B) .............................      10,590         --    $1.220    $       12,920    $      --
    Separate Account Charges 2.25% (B) .............................          --         --     1.116                --           --
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.40% .................................   3,147,083         --     0.349         1,098,854           --
    Separate Account Charges 1.55% .................................          --         --     1.202                --           --
    Separate Account Charges 1.60% (A) .............................     103,432         --     0.347            35,915           --
    Separate Account Charges 1.60% (B) .............................     717,237         --     0.347           248,596           --
    Separate Account Charges 1.65% .................................          --         --     1.201                --           --
    Separate Account Charges 1.70% .................................          --         --     1.201                --           --
    Separate Account Charges 1.80% (A) .............................      22,180         --     1.359            30,135           --
    Separate Account Charges 1.80% (B) .............................     118,715         --     0.345            40,919           --
    Separate Account Charges 1.85% .................................          --         --     1.200                --           --
    Separate Account Charges 1.95% .................................          --         --     1.200                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.356                --           --
    Separate Account Charges 2.00% (B) .............................          --         --     1.356                --           --
    Separate Account Charges 2.05% .................................          --         --     1.199                --           --
    Separate Account Charges 2.10% .................................          --         --     1.199                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.353                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.198                --           --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.40% .................................   7,020,554         --     0.378         2,654,179           --
    Separate Account Charges 1.55% .................................          --         --     1.144                --           --
    Separate Account Charges 1.60% (A) .............................       4,654         --     0.376             1,750           --
    Separate Account Charges 1.60% (B) .............................   6,730,745         --     0.375         2,525,889           --
    Separate Account Charges 1.65% .................................          --         --     1.144                --           --
    Separate Account Charges 1.70% .................................          --         --     1.143                --           --
    Separate Account Charges 1.80% (A) .............................      98,450         --     1.301           128,087           --
    Separate Account Charges 1.80% (B) .............................     577,215         --     0.373           215,427           --
    Separate Account Charges 1.85% .................................          --         --     1.143                --           --
    Separate Account Charges 1.95% .................................      10,492         --     1.142            11,985           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.298                --           --
    Separate Account Charges 2.00% (B) .............................      99,969         --     1.298           129,792           --
    Separate Account Charges 2.05% .................................      18,494         --     1.142            21,116           --
    Separate Account Charges 2.10% .................................          --         --     1.142                --           --
    Separate Account Charges 2.20% (B) .............................      18,539         --     1.296            24,020           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.141                --           --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.40% .................................   5,176,878         --     0.544         2,816,453           --
    Separate Account Charges 1.55% .................................          --         --     1.144                --           --
    Separate Account Charges 1.60% (A) .............................      56,128         --     0.541            30,367           --
    Separate Account Charges 1.60% (B) .............................   1,239,218         --     0.540           669,273           --
    Separate Account Charges 1.65% .................................          --         --     1.143                --           --
    Separate Account Charges 1.70% .................................          --         --     1.143                --           --
    Separate Account Charges 1.80% (A) .............................      20,039         --     1.190            23,853           --
    Separate Account Charges 1.80% (B) .............................     350,206         --     0.537           188,090           --
    Separate Account Charges 1.85% .................................          --         --     1.142                --           --
    Separate Account Charges 1.95% .................................          --         --     1.142                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.188                --           --
    Separate Account Charges 2.00% (B) .............................       5,148         --     1.188             6,115           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Janus Aspen Series (continued)
  Worldwide Growth Portfolio - Service Shares (continued)
    Separate Account Charges 2.05% .................................          --         --    $1.142    $           --    $      --
    Separate Account Charges 2.10% .................................          --         --     1.141                --           --
    Separate Account Charges 2.20% (B) .............................      26,415         --     1.185            31,311           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.141                --           --

Lazard Retirement Series, Inc. .....................................
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.40% .................................     134,336         --     1.336           179,447           --
    Separate Account Charges 1.55% .................................          --         --     1.175                --           --
    Separate Account Charges 1.60% (A) .............................      62,628         --     1.334            83,547           --
    Separate Account Charges 1.60% (B) .............................     186,971         --     1.334           249,424           --
    Separate Account Charges 1.65% .................................          --         --     1.175                --           --
    Separate Account Charges 1.70% .................................          --         --     1.175                --           --
    Separate Account Charges 1.80% (A) .............................     131,801         --     1.332           175,592           --
    Separate Account Charges 1.80% (B) .............................     110,206         --     1.332           146,821           --
    Separate Account Charges 1.85% .................................          --         --     1.174                --           --
    Separate Account Charges 1.95% .................................      75,427         --     1.174            88,519           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.330                --           --
    Separate Account Charges 2.00% (B) .............................      97,171         --     1.330           129,284           --
    Separate Account Charges 2.05% .................................      31,851         --     1.173            37,365           --
    Separate Account Charges 2.10% .................................          --         --     1.173                --           --
    Separate Account Charges 2.20% (B) .............................       4,528         --     1.329             6,016           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.172                --           --

Lord Abbett Series Fund, Inc. ......................................
  Growth and Income Portfolio
    Separate Account Charges 1.40% .................................     305,344         --     1.244           379,981           --
    Separate Account Charges 1.55% .................................      75,228         --     1.143            85,961           --
    Separate Account Charges 1.60% (A) .............................          --         --     1.243                --           --
    Separate Account Charges 1.60% (B) .............................     229,799         --     1.243           285,588           --
    Separate Account Charges 1.65% .................................          --         --     1.142                --           --
    Separate Account Charges 1.70% .................................          --         --     1.142                --           --
    Separate Account Charges 1.80% (A) .............................     331,916         --     1.241           411,948           --
    Separate Account Charges 1.80% (B) .............................      69,924         --     1.241            86,784           --
    Separate Account Charges 1.85% .................................       1,380         --     1.141             1,575           --
    Separate Account Charges 1.95% .................................      47,318         --     1.141            53,986           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.239                --           --
    Separate Account Charges 2.00% (B) .............................     167,595         --     1.239           207,727           --
    Separate Account Charges 2.05% .................................          --         --     1.140                --           --
    Separate Account Charges 2.10% .................................          --         --     1.140                --           --
    Separate Account Charges 2.20% (B) .............................      60,061         --     1.238            74,344           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.140                --           --
  Mid-Cap Value Portfolio
    Separate Account Charges 1.40% .................................     557,395         --     1.260           702,102           --
    Separate Account Charges 1.55% .................................       9,197         --     1.158            10,651           --
    Separate Account Charges 1.60% (A) .............................      44,319         --     1.258            55,751           --
    Separate Account Charges 1.60% (B) .............................     495,913         --     1.258           623,827           --
    Separate Account Charges 1.65% .................................          --         --     1.158                --           --
    Separate Account Charges 1.70% .................................          --         --     1.158                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Lord Abbett Series Fund, Inc. (continued)
  Mid-Cap Value Portfolio (continued)
    Separate Account Charges 1.80% (A) .............................     158,082         --    $1.256    $      198,591    $      --
    Separate Account Charges 1.80% (B) .............................     184,059         --     1.256           231,225           --
    Separate Account Charges 1.85% .................................      21,860         --     1.157            25,288           --
    Separate Account Charges 1.95% .................................      26,607         --     1.156            30,768           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.255                --           --
    Separate Account Charges 2.00% (B) .............................     217,984         --     1.255           273,480           --
    Separate Account Charges 2.05% .................................      56,642         --     1.156            65,475           --
    Separate Account Charges 2.10% .................................          --         --     1.156                --           --
    Separate Account Charges 2.20% (B) .............................      25,857         --     1.253            32,397           --
    Separate Account Charges 2.25% (B) .............................      12,721         --     1.155            14,693           --

Merrill Lynch Variable Series Funds, Inc. ..........................
  Merrill Lynch Small Cap Value V.I. Fund - Class III
    Separate Account Charges 1.40% .................................      16,802         --     1.068            17,940           --
    Separate Account Charges 1.55% .................................          --         --     1.067                --           --
    Separate Account Charges 1.60% (A) .............................          --         --     1.067                --           --
    Separate Account Charges 1.60% (B) .............................      15,770         --     1.067            16,833           --
    Separate Account Charges 1.65% .................................          --         --     1.067                --           --
    Separate Account Charges 1.70% .................................          --         --     1.067                --           --
    Separate Account Charges 1.80% (A) .............................          --         --     1.067                --           --
    Separate Account Charges 1.80% (B) .............................          --         --     1.067                --           --
    Separate Account Charges 1.85% .................................          --         --     1.067                --           --
    Separate Account Charges 1.95% .................................          --         --     1.067                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.067                --           --
    Separate Account Charges 2.00% (B) .............................          --         --     1.067                --           --
    Separate Account Charges 2.05% .................................          --         --     1.067                --           --
    Separate Account Charges 2.10% .................................          --         --     1.067                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.067                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.067                --           --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.40% .................................     487,410         --     1.048           510,751           --
    Separate Account Charges 1.55% .................................      23,365         --     1.048            24,487           --
    Separate Account Charges 1.60% (A) .............................          --         --     1.046                --           --
    Separate Account Charges 1.60% (B) .............................     462,507         --     1.046           484,005           --
    Separate Account Charges 1.65% .................................       8,722         --     1.048             9,137           --
    Separate Account Charges 1.70% .................................          --         --     1.047                --           --
    Separate Account Charges 1.80% (A) .............................     287,921         --     1.045           300,900           --
    Separate Account Charges 1.80% (B) .............................      66,862         --     1.045            69,876           --
    Separate Account Charges 1.85% .................................       1,446         --     1.047             1,514           --
    Separate Account Charges 1.95% .................................          --         --     1.046                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.044                --           --
    Separate Account Charges 2.00% (B) .............................     240,797         --     1.044           251,314           --
    Separate Account Charges 2.05% .................................          --         --     1.046                --           --
    Separate Account Charges 2.10% .................................          --         --     1.046                --           --
    Separate Account Charges 2.20% (B) .............................      54,678         --     1.042            56,989           --
    Separate Account Charges 2.25% (B) .............................       8,697         --     1.045             9,090           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
PIMCO Variable Insurance Trust (continued)
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.40% .................................  17,564,279         --    $1.173    $   20,602,602    $      --
    Separate Account Charges 1.55% .................................     236,562         --     1.027           242,878           --
    Separate Account Charges 1.60% (A) .............................     668,500         --     1.167           779,973           --
    Separate Account Charges 1.60% (B) .............................  16,838,317         --     1.167        19,646,122           --
    Separate Account Charges 1.65% .................................      14,929         --     1.026            15,322           --
    Separate Account Charges 1.70% .................................          --         --     1.026                --           --
    Separate Account Charges 1.80% (A) .............................   2,727,021         --     1.044         2,847,089           --
    Separate Account Charges 1.80% (B) .............................   4,958,737         --     1.160         5,754,801           --
    Separate Account Charges 1.85% .................................      25,954         --     1.025            26,616           --
    Separate Account Charges 1.95% .................................     140,689         --     1.025           144,220           --
    Separate Account Charges 2.00% (A) .............................      24,369         --     1.042            25,390           --
    Separate Account Charges 2.00% (B) .............................   2,115,079         --     1.042         2,203,626           --
    Separate Account Charges 2.05% .................................     212,809         --     1.025           218,063           --
    Separate Account Charges 2.10% .................................          --         --     1.024                --           --
    Separate Account Charges 2.20% (B) .............................     514,636         --     1.040           535,068           --
    Separate Account Charges 2.25% (B) .............................       2,626         --     1.024             2,689           --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.40% .................................     219,074         --     0.728           159,564           --
    Separate Account Charges 1.55% .................................          --         --     1.128                --           --
    Separate Account Charges 1.60% (A) .............................      34,347         --     0.724            24,883           --
    Separate Account Charges 1.60% (B) .............................     175,579         --     0.724           127,201           --
    Separate Account Charges 1.65% .................................          --         --     1.128                --           --
    Separate Account Charges 1.70% .................................          --         --     1.128                --           --
    Separate Account Charges 1.80% (A) .............................       2,466         --     1.242             3,064           --
    Separate Account Charges 1.80% (B) .............................      39,926         --     0.721            28,771           --
    Separate Account Charges 1.85% .................................          --         --     1.127                --           --
    Separate Account Charges 1.95% .................................          --         --     1.127                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.240                --           --
    Separate Account Charges 2.00% (B) .............................          --         --     1.240                --           --
    Separate Account Charges 2.05% .................................          --         --     1.126                --           --
    Separate Account Charges 2.10% .................................          --         --     1.126                --           --
    Separate Account Charges 2.20% (B) .............................       9,165         --     1.237            11,338           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.125                --           --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.40% .................................   3,509,040         --     0.882         3,095,069           --
    Separate Account Charges 1.55% .................................       9,809         --     1.183            11,601           --
    Separate Account Charges 1.60% (A) .............................      12,398         --     0.877            10,878           --
    Separate Account Charges 1.60% (B) .............................   1,354,191         --     0.877         1,188,110           --
    Separate Account Charges 1.65% .................................          --         --     1.182                --           --
    Separate Account Charges 1.70% .................................          --         --     1.182                --           --
    Separate Account Charges 1.80% (A) .............................     119,420         --     1.255           149,906           --
    Separate Account Charges 1.80% (B) .............................     211,713         --     0.873           184,757           --
    Separate Account Charges 1.85% .................................          --         --     1.181                --           --
    Separate Account Charges 1.95% .................................      26,758         --     1.181            31,597           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.253                --           --
    Separate Account Charges 2.00% (B) .............................     219,951         --     1.253           275,523           --
    Separate Account Charges 2.05% .................................          --         --     1.180                --           --
    Separate Account Charges 2.10% .................................          --         --     1.180                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Putnam Variable Trust (continued)
  Putnam VT International Equity Fund - Class IB Shares (continued)
    Separate Account Charges 2.20% (B) .............................       2,129         --    $1.250    $        2,661    $      --
    Separate Account Charges 2.25% (B) .............................          --         --     1.179                --           --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.40% .................................   3,647,627         --     1.295         4,722,040           --
    Separate Account Charges 1.55% .................................      20,094         --     1.239            24,892           --
    Separate Account Charges 1.60% (A) .............................      65,416         --     1.288            84,232           --
    Separate Account Charges 1.60% (B) .............................   1,886,162         --     1.288         2,428,704           --
    Separate Account Charges 1.65% .................................          --         --     1.238                --           --
    Separate Account Charges 1.70% .................................          --         --     1.238                --           --
    Separate Account Charges 1.80% (A) .............................     306,882         --     1.436           440,591           --
    Separate Account Charges 1.80% (B) .............................     572,206         --     1.281           732,882           --
    Separate Account Charges 1.85% .................................          --         --     1.237                --           --
    Separate Account Charges 1.95% .................................          --         --     1.237                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.433                --           --
    Separate Account Charges 2.00% (B) .............................     153,913         --     1.433           220,517           --
    Separate Account Charges 2.05% .................................          --         --     1.236                --           --
    Separate Account Charges 2.10% .................................          --         --     1.236                --           --
    Separate Account Charges 2.20% (B) .............................      17,788         --     1.430            25,433           --
    Separate Account Charges 2.25% (B) .............................       9,446         --     1.235            11,670           --

Salomon Brothers Variable Series Funds Inc. ........................
  All Cap Fund - Class I
    Separate Account Charges 1.40% .................................   9,114,125         --     1.225        11,168,939           --
    Separate Account Charges 1.55% .................................      66,409         --     1.172            77,851           --
    Separate Account Charges 1.60% (A) .............................     390,414         --     1.219           475,783           --
    Separate Account Charges 1.60% (B) .............................   9,793,869         --     1.215        11,903,347           --
    Separate Account Charges 1.65% .................................          --         --     1.172                --           --
    Separate Account Charges 1.70% .................................          --         --     1.172                --           --
    Separate Account Charges 1.80% (A) .............................     460,823         --     1.311           604,092           --
    Separate Account Charges 1.80% (B) .............................   2,556,109         --     1.209         3,089,527           --
    Separate Account Charges 1.85% .................................          --         --     1.171                --           --
    Separate Account Charges 1.95% .................................      39,467         --     1.170            46,195           --
    Separate Account Charges 2.00% (A) .............................       9,550         --     1.308            12,493           --
    Separate Account Charges 2.00% (B) .............................     211,895         --     1.308           277,195           --
    Separate Account Charges 2.05% .................................      28,599         --     1.170            33,461           --
    Separate Account Charges 2.10% .................................       6,753         --     1.170             7,899           --
    Separate Account Charges 2.20% (B) .............................     145,744         --     1.305           190,265           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.169                --           --
  Investors Fund - Class I
    Separate Account Charges 1.40% .................................   7,816,636         --     1.078         8,428,633           --
    Separate Account Charges 1.55% .................................          --         --     1.149                --           --
    Separate Account Charges 1.60% (A) .............................     295,422         --     1.072           316,784           --
    Separate Account Charges 1.60% (B) .............................   4,429,588         --     1.069         4,737,402           --
    Separate Account Charges 1.65% .................................       4,620         --     1.149             5,308           --
    Separate Account Charges 1.70% .................................      10,612         --     1.149            12,188           --
    Separate Account Charges 1.80% (A) .............................      39,902         --     1.246            49,714           --
    Separate Account Charges 1.80% (B) .............................   1,323,286         --     1.064         1,407,447           --
    Separate Account Charges 1.85% .................................          --         --     1.148                --           --
    Separate Account Charges 1.95% .................................          --         --     1.148                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.243                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Salomon Brothers Variable Series Funds Inc. (continued)
  Investors Fund - Class I (continued)
    Separate Account Charges 2.00% (B) .............................     275,654         --    $1.243    $      342,726    $      --
    Separate Account Charges 2.05% .................................      35,867         --     1.147            41,141           --
    Separate Account Charges 2.10% .................................          --         --     1.147                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.241                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.146                --           --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.40% .................................     490,140         --     1.140           558,950           --
    Separate Account Charges 1.55% .................................          --         --     1.165                --           --
    Separate Account Charges 1.60% (A) .............................          --         --     1.137                --           --
    Separate Account Charges 1.60% (B) .............................      54,361         --     1.137            61,785           --
    Separate Account Charges 1.65% .................................          --         --     1.164                --           --
    Separate Account Charges 1.70% .................................          --         --     1.164                --           --
    Separate Account Charges 1.80% (A) .............................       5,988         --     1.364             8,168           --
    Separate Account Charges 1.80% (B) .............................      20,691         --     1.133            23,438           --
    Separate Account Charges 1.85% .................................          --         --     1.163                --           --
    Separate Account Charges 1.95% .................................          --         --     1.163                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.361                --           --
    Separate Account Charges 2.00% (B) .............................       9,226         --     1.361            12,558           --
    Separate Account Charges 2.05% .................................          --         --     1.162                --           --
    Separate Account Charges 2.10% .................................          --         --     1.162                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.358                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.162                --           --
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.40% .................................   2,776,264         --     1.208         3,353,782           --
    Separate Account Charges 1.55% .................................      20,816         --     1.239            25,791           --
    Separate Account Charges 1.60% (A) .............................      13,436         --     1.201            16,141           --
    Separate Account Charges 1.60% (B) .............................   2,308,032         --     1.198         2,765,056           --
    Separate Account Charges 1.65% .................................      23,027         --     1.239            28,518           --
    Separate Account Charges 1.70% .................................          --         --     1.238                --           --
    Separate Account Charges 1.80% (A) .............................      69,052         --     1.418            97,940           --
    Separate Account Charges 1.80% (B) .............................     576,667         --     1.191           687,036           --
    Separate Account Charges 1.85% .................................      23,159         --     1.238            28,660           --
    Separate Account Charges 1.95% .................................       6,848         --     1.237             8,472           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.415                --           --
    Separate Account Charges 2.00% (B) .............................     115,709         --     1.415           163,776           --
    Separate Account Charges 2.05% .................................          --         --     1.237                --           --
    Separate Account Charges 2.10% .................................          --         --     1.236                --           --
    Separate Account Charges 2.20% (B) .............................      51,166         --     1.412            72,271           --
    Separate Account Charges 2.25% (B) .............................       1,223         --     1.236             1,512           --
    Separate Account Charges 2.40% (B) .............................         321         --     1.235               396           --

Scudder Investment VIT Funds
  Scudder VIT EAFE(R) Equity Index Fund - Class A Shares
    Separate Account Charges 1.40% .................................   1,597,502         --     0.911         1,454,649           --
    Separate Account Charges 1.55% .................................          --         --     1.205                --           --
    Separate Account Charges 1.60% (A) .............................          --         --     1.214                --           --
    Separate Account Charges 1.60% (B) .............................   1,195,560         --     0.899         1,075,242           --
    Separate Account Charges 1.65% .................................          --         --     1.205                --           --
    Separate Account Charges 1.70% .................................          --         --     1.205                --           --
    Separate Account Charges 1.80% (A) .............................          --         --     1.305                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Scudder Investment VIT Funds (continued)
  Scudder VIT EAFE(R) Equity Index Fund - Class A Shares (continued)
    Separate Account Charges 1.80% (B) .............................          --         --    $1.213    $           --    $      --
    Separate Account Charges 1.85% .................................          --         --     1.204                --           --
    Separate Account Charges 1.95% .................................          --         --     1.204                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.302                --           --
    Separate Account Charges 2.00% (B) .............................          --         --     1.302                --           --
    Separate Account Charges 2.05% .................................          --         --     1.203                --           --
    Separate Account Charges 2.10% .................................          --         --     1.203                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.299                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.202                --           --
  Scudder VIT Small Cap Index Fund - Class A Shares
    Separate Account Charges 1.40% .................................   2,372,804         --     1.165         2,764,268           --
    Separate Account Charges 1.55% .................................          --         --     1.209                --           --
    Separate Account Charges 1.60% (A) .............................          --         --     1.249                --           --
    Separate Account Charges 1.60% (B) .............................   3,397,606         --     1.151         3,908,964           --
    Separate Account Charges 1.65% .................................          --         --     1.209                --           --
    Separate Account Charges 1.70% .................................          --         --     1.209                --           --
    Separate Account Charges 1.80% (A) .............................          --         --     1.396                --           --
    Separate Account Charges 1.80% (B) .............................          --         --     1.248                --           --
    Separate Account Charges 1.85% .................................          --         --     1.208                --           --
    Separate Account Charges 1.95% .................................          --         --     1.208                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.394                --           --
    Separate Account Charges 2.00% (B) .............................          --         --     1.394                --           --
    Separate Account Charges 2.05% .................................          --         --     1.207                --           --
    Separate Account Charges 2.10% .................................          --         --     1.207                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.391                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.206                --           --

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 1.40% .................................     191,602         --     0.794           152,146           --
    Separate Account Charges 1.55% .................................          --         --     1.104                --           --
    Separate Account Charges 1.60% (A) .............................      26,689         --     0.790            21,080           --
    Separate Account Charges 1.60% (B) .............................     341,967         --     0.790           270,099           --
    Separate Account Charges 1.65% .................................       9,413         --     1.103            10,384           --
    Separate Account Charges 1.70% .................................          --         --     1.103                --           --
    Separate Account Charges 1.80% (A) .............................      75,729         --     1.168            88,456           --
    Separate Account Charges 1.80% (B) .............................     308,611         --     0.786           242,456           --
    Separate Account Charges 1.85% .................................          --         --     1.102                --           --
    Separate Account Charges 1.95% .................................      24,582         --     1.102            27,086           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.166                --           --
    Separate Account Charges 2.00% (B) .............................      45,863         --     1.166            53,460           --
    Separate Account Charges 2.05% .................................          --         --     1.101                --           --
    Separate Account Charges 2.10% .................................          --         --     1.101                --           --
    Separate Account Charges 2.20% (B) .............................       6,109         --     1.163             7,106           --
    Separate Account Charges 2.25% (B) .............................       2,853         --     1.101             3,140           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Smith Barney Investment Series (continued)
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.40% .................................     620,411         --    $0.855    $      530,534    $      --
    Separate Account Charges 1.55% .................................          --         --     1.153                --           --
    Separate Account Charges 1.60% (A) .............................          --         --     0.851                --           --
    Separate Account Charges 1.60% (B) .............................     761,598         --     0.851           647,803           --
    Separate Account Charges 1.65% .................................          --         --     1.153                --           --
    Separate Account Charges 1.70% .................................          --         --     1.153                --           --
    Separate Account Charges 1.80% (A) .............................      58,660         --     1.266            74,267           --
    Separate Account Charges 1.80% (B) .............................     353,158         --     0.846           298,786           --
    Separate Account Charges 1.85% .................................          --         --     1.152                --           --
    Separate Account Charges 1.95% .................................          --         --     1.152                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.263                --           --
    Separate Account Charges 2.00% (B) .............................      36,370         --     1.263            45,950           --
    Separate Account Charges 2.05% .................................          --         --     1.151                --           --
    Separate Account Charges 2.10% .................................          --         --     1.151                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.261                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.150                --           --

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 1.40% .................................   2,337,352         --     1.376         3,215,473           --
    Separate Account Charges 1.55% .................................     184,912         --     1.131           209,140           --
    Separate Account Charges 1.60% (A) .............................          --         --     1.372                --           --
    Separate Account Charges 1.60% (B) .............................   4,292,957         --     1.372         5,891,061           --
    Separate Account Charges 1.65% .................................     308,447         --     1.131           348,723           --
    Separate Account Charges 1.70% .................................          --         --     1.130                --           --
    Separate Account Charges 1.80% (A) .............................   1,578,436         --     1.251         1,975,142           --
    Separate Account Charges 1.80% (B) .............................   1,552,275         --     1.369         2,124,820           --
    Separate Account Charges 1.85% .................................     365,894         --     1.130           413,352           --
    Separate Account Charges 1.95% .................................     575,122         --     1.129           649,464           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.249                --           --
    Separate Account Charges 2.00% (B) .............................   3,197,280         --     1.249         3,992,573           --
    Separate Account Charges 2.05% .................................     247,777         --     1.129           279,697           --
    Separate Account Charges 2.10% .................................      12,074         --     1.129            13,627           --
    Separate Account Charges 2.20% (B) .............................     559,967         --     1.246           697,797           --
    Separate Account Charges 2.25% (B) .............................       4,696         --     1.128             5,297           --
    Separate Account Charges 2.40% (B) .............................       3,351         --     1.127             3,778           --
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 1.40% .................................   2,438,742         --     1.249         3,044,899           --
    Separate Account Charges 1.55% .................................      77,813         --     1.091            84,910           --
    Separate Account Charges 1.60% (A) .............................     128,703         --     1.245           160,291           --
    Separate Account Charges 1.60% (B) .............................   2,703,469         --     1.245         3,367,002           --
    Separate Account Charges 1.65% .................................     100,086         --     1.091           109,173           --
    Separate Account Charges 1.70% .................................          --         --     1.091                --           --
    Separate Account Charges 1.80% (A) .............................   1,220,235         --     1.173         1,431,420           --
    Separate Account Charges 1.80% (B) .............................   1,212,059         --     1.242         1,505,775           --
    Separate Account Charges 1.85% .................................          --         --     1.090                --           --
    Separate Account Charges 1.95% .................................          --         --     1.090                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.171                --           --
    Separate Account Charges 2.00% (B) .............................   1,099,017         --     1.171         1,286,532           --
    Separate Account Charges 2.05% .................................     413,006         --     1.089           449,803           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Balanced All Cap Growth
      and Value (continued)
    Separate Account Charges 2.10% .................................     292,892         --    $1.089    $      318,924    $      --
    Separate Account Charges 2.20% (B) .............................   1,016,318         --     1.168         1,187,258           --
    Separate Account Charges 2.25% (B) .............................     320,144         --     1.088           348,394           --
    Separate Account Charges 2.40% (B) .............................      16,637         --     1.088            18,095           --
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    Separate Account Charges 1.40% .................................     427,680         --     1.394           596,021           --
    Separate Account Charges 1.55% .................................          --         --     1.142                --           --
    Separate Account Charges 1.60% (A) .............................      13,448         --     1.390            18,695           --
    Separate Account Charges 1.60% (B) .............................     340,043         --     1.390           472,708           --
    Separate Account Charges 1.65% .................................          --         --     1.142                --           --
    Separate Account Charges 1.70% .................................          --         --     1.142                --           --
    Separate Account Charges 1.80% (A) .............................     300,232         --     1.244           373,440           --
    Separate Account Charges 1.80% (B) .............................     202,888         --     1.387           281,342           --
    Separate Account Charges 1.85% .................................          --         --     1.141                --           --
    Separate Account Charges 1.95% .................................      59,078         --     1.141            67,386           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.241                --           --
    Separate Account Charges 2.00% (B) .............................     351,981         --     1.241           436,901           --
    Separate Account Charges 2.05% .................................          --         --     1.140                --           --
    Separate Account Charges 2.10% .................................       9,003         --     1.140            10,263           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.239                --           --
    Separate Account Charges 2.25% (B) .............................       2,441         --     1.139             2,781           --
    Separate Account Charges 2.40% (B) .............................       1,142         --     1.139             1,300           --
  Multiple Discipline Portfolio - Large Cap Growth and Value
    Separate Account Charges 1.40% .................................     310,732         --     1.360           422,659           --
    Separate Account Charges 1.55% .................................      27,801         --     1.125            31,265           --
    Separate Account Charges 1.60% (A) .............................          --         --     1.357                --           --
    Separate Account Charges 1.60% (B) .............................     567,397         --     1.357           769,858           --
    Separate Account Charges 1.65% .................................       7,079         --     1.124             7,958           --
    Separate Account Charges 1.70% .................................          --         --     1.124                --           --
    Separate Account Charges 1.80% (A) .............................     529,593         --     1.218           645,244           --
    Separate Account Charges 1.80% (B) .............................     123,563         --     1.353           167,234           --
    Separate Account Charges 1.85% .................................          --         --     1.123                --           --
    Separate Account Charges 1.95% .................................          --         --     1.123                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.216                --           --
    Separate Account Charges 2.00% (B) .............................     152,815         --     1.216           185,799           --
    Separate Account Charges 2.05% .................................          --         --     1.122                --           --
    Separate Account Charges 2.10% .................................          --         --     1.122                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.213                --           --
    Separate Account Charges 2.25% (B) .............................       4,725         --     1.122             5,299           --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.40% .................................   3,117,514         --     1.148         3,577,823           --
    Separate Account Charges 1.55% .................................          --         --     1.106                --           --
    Separate Account Charges 1.60% (A) .............................     186,438         --     1.141           212,788           --
    Separate Account Charges 1.60% (B) .............................     931,975         --     1.139         1,061,779           --
    Separate Account Charges 1.65% .................................          --         --     1.105                --           --
    Separate Account Charges 1.70% .................................          --         --     1.105                --           --
    Separate Account Charges 1.80% (A) .............................     108,099         --     1.235           133,468           --
    Separate Account Charges 1.80% (B) .............................     118,626         --     1.133           134,405           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
The Travelers Series Trust (continued)
  Convertible Securities Portfolio (continued)
    Separate Account Charges 1.85% .................................          --         --    $1.104    $           --    $      --
    Separate Account Charges 1.95% .................................          --         --     1.104                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.232                --           --
    Separate Account Charges 2.00% (B) .............................       4,148         --     1.232             5,111           --
    Separate Account Charges 2.05% .................................          --         --     1.103                --           --
    Separate Account Charges 2.10% .................................          --         --     1.103                --           --
    Separate Account Charges 2.20% (B) .............................      46,580         --     1.230            57,272           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.103                --           --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.40% .................................   1,310,615         --     1.104         1,447,486           --
    Separate Account Charges 1.55% .................................          --         --     1.175                --           --
    Separate Account Charges 1.60% (A) .............................      55,894         --     1.098            61,390           --
    Separate Account Charges 1.60% (B) .............................     537,382         --     1.096           589,158           --
    Separate Account Charges 1.65% .................................          --         --     1.174                --           --
    Separate Account Charges 1.70% .................................          --         --     1.174                --           --
    Separate Account Charges 1.80% (A) .............................      52,889         --     1.284            67,889           --
    Separate Account Charges 1.80% (B) .............................     219,879         --     1.090           239,735           --
    Separate Account Charges 1.85% .................................          --         --     1.173                --           --
    Separate Account Charges 1.95% .................................          --         --     1.173                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.281                --           --
    Separate Account Charges 2.00% (B) .............................      28,513         --     1.281            36,524           --
    Separate Account Charges 2.05% .................................          --         --     1.172                --           --
    Separate Account Charges 2.10% .................................          --         --     1.172                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.278                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.171                --           --
  Equity Income Portfolio
    Separate Account Charges 1.40% .................................  11,397,574         --     1.145        13,047,606           --
    Separate Account Charges 1.55% .................................      69,396         --     1.135            78,745           --
    Separate Account Charges 1.60% (A) .............................     263,231         --     1.138           299,672           --
    Separate Account Charges 1.60% (B) .............................   5,904,217         --     1.135         6,702,912           --
    Separate Account Charges 1.65% .................................      11,270         --     1.134            12,783           --
    Separate Account Charges 1.70% .................................          --         --     1.134                --           --
    Separate Account Charges 1.80% (A) .............................     530,915         --     1.235           655,560           --
    Separate Account Charges 1.80% (B) .............................   1,009,582         --     1.129         1,139,837           --
    Separate Account Charges 1.85% .................................          --         --     1.133                --           --
    Separate Account Charges 1.95% .................................      40,947         --     1.133            46,391           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.232                --           --
    Separate Account Charges 2.00% (B) .............................     783,027         --     1.232           964,860           --
    Separate Account Charges 2.05% .................................      46,186         --     1.133            52,307           --
    Separate Account Charges 2.10% .................................       6,972         --     1.132             7,895           --
    Separate Account Charges 2.20% (B) .............................      35,368         --     1.230            43,491           --
    Separate Account Charges 2.25% (B) .............................      35,179         --     1.132            39,810           --
    Separate Account Charges 2.40% (B) .............................         788         --     1.131               891           --
  Federated High Yield Portfolio
    Separate Account Charges 1.40% .................................   1,585,600         --     1.161         1,840,330           --
    Separate Account Charges 1.55% .................................          --         --     1.093                --           --
    Separate Account Charges 1.60% (A) .............................     148,818         --     1.154           171,769           --
    Separate Account Charges 1.60% (B) .............................     651,192         --     1.152           750,281           --
    Separate Account Charges 1.65% .................................          --         --     1.093                --           --
    Separate Account Charges 1.70% .................................          --         --     1.092                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
The Travelers Series Trust (continued)
  Federated High Yield Portfolio (continued)
    Separate Account Charges 1.80% (A) .............................      90,792         --    $1.206    $      109,529    $      --
    Separate Account Charges 1.80% (B) .............................     143,727         --     1.146           164,682           --
    Separate Account Charges 1.85% .................................          --         --     1.092                --           --
    Separate Account Charges 1.95% .................................          --         --     1.091                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.204                --           --
    Separate Account Charges 2.00% (B) .............................      23,988         --     1.204            28,878           --
    Separate Account Charges 2.05% .................................          --         --     1.091                --           --
    Separate Account Charges 2.10% .................................          --         --     1.091                --           --
    Separate Account Charges 2.20% (B) .............................      52,061         --     1.201            62,545           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.090                --           --
  Federated Stock Portfolio
    Separate Account Charges 1.40% .................................     954,385         --     1.050         1,001,964           --
    Separate Account Charges 1.55% .................................          --         --     1.148                --           --
    Separate Account Charges 1.60% (A) .............................      10,046         --     1.044            10,488           --
    Separate Account Charges 1.60% (B) .............................     200,696         --     1.042           209,161           --
    Separate Account Charges 1.65% .................................          --         --     1.148                --           --
    Separate Account Charges 1.70% .................................          --         --     1.148                --           --
    Separate Account Charges 1.80% (A) .............................      38,121         --     1.225            46,714           --
    Separate Account Charges 1.80% (B) .............................     116,257         --     1.036           120,490           --
    Separate Account Charges 1.85% .................................          --         --     1.147                --           --
    Separate Account Charges 1.95% .................................          --         --     1.147                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.223                --           --
    Separate Account Charges 2.00% (B) .............................          --         --     1.223                --           --
    Separate Account Charges 2.05% .................................          --         --     1.146                --           --
    Separate Account Charges 2.10% .................................          --         --     1.146                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.220                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.145                --           --
  Large Cap Portfolio
    Separate Account Charges 1.40% .................................   6,858,228         --     0.724         4,967,179           --
    Separate Account Charges 1.55% .................................       5,614         --     1.126             6,320           --
    Separate Account Charges 1.60% (A) .............................     179,411         --     0.720           129,221           --
    Separate Account Charges 1.60% (B) .............................   5,685,645         --     0.718         4,083,849           --
    Separate Account Charges 1.65% .................................          --         --     1.125                --           --
    Separate Account Charges 1.70% .................................          --         --     1.125                --           --
    Separate Account Charges 1.80% (A) .............................     136,097         --     1.184           161,090           --
    Separate Account Charges 1.80% (B) .............................     855,552         --     0.714           611,128           --
    Separate Account Charges 1.85% .................................          --         --     1.124                --           --
    Separate Account Charges 1.95% .................................          --         --     1.124                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.181                --           --
    Separate Account Charges 2.00% (B) .............................     112,890         --     1.181           133,344           --
    Separate Account Charges 2.05% .................................          --         --     1.123                --           --
    Separate Account Charges 2.10% .................................          --         --     1.123                --           --
    Separate Account Charges 2.20% (B) .............................       5,013         --     1.179             5,909           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.123                --           --
    Separate Account Charges 2.40% (B) .............................       1,676         --     1.122             1,880           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
The Travelers Series Trust (continued)
  Lazard International Stock Portfolio
    Separate Account Charges 1.40% .................................   1,473,404         --    $0.747    $    1,100,632    $      --
    Separate Account Charges 1.55% .................................       2,995         --     1.161             3,477           --
    Separate Account Charges 1.60% (A) .............................      24,841         --     0.743            18,453           --
    Separate Account Charges 1.60% (B) .............................     740,372         --     0.742           549,008           --
    Separate Account Charges 1.65% .................................       3,089         --     1.160             3,584           --
    Separate Account Charges 1.70% .................................          --         --     1.160                --           --
    Separate Account Charges 1.80% (A) .............................     104,454         --     1.265           132,107           --
    Separate Account Charges 1.80% (B) .............................     138,766         --     0.737           102,332           --
    Separate Account Charges 1.85% .................................      21,973         --     1.160            25,478           --
    Separate Account Charges 1.95% .................................      22,094         --     1.159            25,608           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.262                --           --
    Separate Account Charges 2.00% (B) .............................     115,622         --     1.262           145,925           --
    Separate Account Charges 2.05% .................................         788         --     1.159               913           --
    Separate Account Charges 2.10% .................................          --         --     1.158                --           --
    Separate Account Charges 2.20% (B) .............................       3,059         --     1.259             3,853           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.158                --           --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% .................................   3,688,679         --     0.713         2,629,171           --
    Separate Account Charges 1.55% .................................          --         --     1.092                --           --
    Separate Account Charges 1.60% (A) .............................      19,501         --     0.709            13,823           --
    Separate Account Charges 1.60% (B) .............................   5,233,477         --     0.707         3,699,354           --
    Separate Account Charges 1.65% .................................          --         --     1.091                --           --
    Separate Account Charges 1.70% .................................          --         --     1.091                --           --
    Separate Account Charges 1.80% (A) .............................      73,087         --     1.158            84,649           --
    Separate Account Charges 1.80% (B) .............................     735,879         --     0.703           517,303           --
    Separate Account Charges 1.85% .................................          --         --     1.091                --           --
    Separate Account Charges 1.95% .................................          --         --     1.090                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.156                --           --
    Separate Account Charges 2.00% (B) .............................      30,775         --     1.156            35,569           --
    Separate Account Charges 2.05% .................................          --         --     1.090                --           --
    Separate Account Charges 2.10% .................................          --         --     1.090                --           --
    Separate Account Charges 2.20% (B) .............................     116,827         --     1.153           134,747           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.089                --           --
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.40% .................................   8,772,131         --     0.586         5,143,028           --
    Separate Account Charges 1.55% .................................      31,669         --     1.108            35,082           --
    Separate Account Charges 1.60% (A) .............................     110,668         --     0.583            64,528           --
    Separate Account Charges 1.60% (B) .............................   8,163,696         --     0.581         4,746,794           --
    Separate Account Charges 1.65% .................................       2,322         --     1.107             2,571           --
    Separate Account Charges 1.70% .................................          --         --     1.107                --           --
    Separate Account Charges 1.80% (A) .............................      95,927         --     1.232           118,164           --
    Separate Account Charges 1.80% (B) .............................     932,441         --     0.578           539,162           --
    Separate Account Charges 1.85% .................................          --         --     1.106                --           --
    Separate Account Charges 1.95% .................................          --         --     1.106                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.229                --           --
    Separate Account Charges 2.00% (B) .............................     232,432         --     1.229           285,718           --
    Separate Account Charges 2.05% .................................      14,706         --     1.106            16,259           --
    Separate Account Charges 2.10% .................................          --         --     1.105                --           --
    Separate Account Charges 2.20% (B) .............................      43,740         --     1.227            53,655           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.105                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
The Travelers Series Trust (continued)
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% .................................   3,413,182         --    $0.503    $    1,716,180    $      --
    Separate Account Charges 1.55% .................................          --         --     1.134                --           --
    Separate Account Charges 1.60% (A) .............................      39,281         --     0.500            19,641           --
    Separate Account Charges 1.60% (B) .............................   1,596,673         --     0.499           796,925           --
    Separate Account Charges 1.65% .................................          --         --     1.134                --           --
    Separate Account Charges 1.70% .................................          --         --     1.133                --           --
    Separate Account Charges 1.80% (A) .............................      58,567         --     1.311            76,793           --
    Separate Account Charges 1.80% (B) .............................     243,051         --     0.496           120,642           --
    Separate Account Charges 1.85% .................................          --         --     1.133                --           --
    Separate Account Charges 1.95% .................................          --         --     1.132                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.308                --           --
    Separate Account Charges 2.00% (B) .............................     104,184         --     1.308           136,321           --
    Separate Account Charges 2.05% .................................          --         --     1.132                --           --
    Separate Account Charges 2.10% .................................          --         --     1.132                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.306                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.131                --           --
  Pioneer Fund Portfolio
    Separate Account Charges 1.40% .................................      62,749         --     1.217            76,355           --
    Separate Account Charges 1.55% .................................       6,024         --     1.129             6,803           --
    Separate Account Charges 1.60% (A) .............................          --         --     1.215                --           --
    Separate Account Charges 1.60% (B) .............................      39,407         --     1.215            47,888           --
    Separate Account Charges 1.65% .................................          --         --     1.129                --           --
    Separate Account Charges 1.70% .................................       5,820         --     1.129             6,568           --
    Separate Account Charges 1.80% (A) .............................       6,184         --     1.214             7,504           --
    Separate Account Charges 1.80% (B) .............................          --         --     1.214                --           --
    Separate Account Charges 1.85% .................................          --         --     1.128                --           --
    Separate Account Charges 1.95% .................................          --         --     1.127                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.212                --           --
    Separate Account Charges 2.00% (B) .............................      16,215         --     1.212            19,652           --
    Separate Account Charges 2.05% .................................          --         --     1.127                --           --
    Separate Account Charges 2.10% .................................          --         --     1.127                --           --
    Separate Account Charges 2.20% (B) .............................       1,879         --     1.210             2,274           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.126                --           --
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.40% .................................   5,440,623         --     1.220         6,637,427           --
    Separate Account Charges 1.55% .................................          --         --     1.026                --           --
    Separate Account Charges 1.60% (A) .............................      69,321         --     1.213            84,102           --
    Separate Account Charges 1.60% (B) .............................   1,210,032         --     1.211         1,465,412           --
    Separate Account Charges 1.65% .................................          --         --     1.026                --           --
    Separate Account Charges 1.70% .................................          --         --     1.026                --           --
    Separate Account Charges 1.80% (A) .............................     238,924         --     1.066           254,598           --
    Separate Account Charges 1.80% (B) .............................     439,841         --     1.204           529,732           --
    Separate Account Charges 1.85% .................................          --         --     1.025                --           --
    Separate Account Charges 1.95% .................................          --         --     1.025                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.063                --           --
    Separate Account Charges 2.00% (B) .............................       5,772         --     1.063             6,138           --
    Separate Account Charges 2.05% .................................          --         --     1.024                --           --
    Separate Account Charges 2.10% .................................          --         --     1.024                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.061                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.023                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Travelers Series Fund Inc. .........................................
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.40% .................................     872,264         --    $0.827    $      721,346    $      --
    Separate Account Charges 1.55% .................................          --         --     1.139                --           --
    Separate Account Charges 1.60% (A) .............................      19,478         --     0.823            16,022           --
    Separate Account Charges 1.60% (B) .............................     497,831         --     0.823           409,506           --
    Separate Account Charges 1.65% .................................          --         --     1.138                --           --
    Separate Account Charges 1.70% .................................          --         --     1.138                --           --
    Separate Account Charges 1.80% (A) .............................      33,110         --     1.228            40,661           --
    Separate Account Charges 1.80% (B) .............................     221,463         --     0.818           181,200           --
    Separate Account Charges 1.85% .................................          --         --     1.138                --           --
    Separate Account Charges 1.95% .................................       2,263         --     1.137             2,574           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.226                --           --
    Separate Account Charges 2.00% (B) .............................      30,573         --     1.226            37,468           --
    Separate Account Charges 2.05% .................................          --         --     1.137                --           --
    Separate Account Charges 2.10% .................................          --         --     1.136                --           --
    Separate Account Charges 2.20% (B) .............................      55,722         --     1.223            68,146           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.136                --           --
  MFS Total Return Portfolio
    Separate Account Charges 1.40% .................................  24,255,981    161,044     1.221        29,615,415      196,627
    Separate Account Charges 1.55% .................................      16,891         --     1.081            18,256           --
    Separate Account Charges 1.60% (A) .............................     539,413         --     1.214           654,951           --
    Separate Account Charges 1.60% (B) .............................  18,653,914         --     1.211        22,586,795           --
    Separate Account Charges 1.65% .................................      19,332         --     1.080            20,886           --
    Separate Account Charges 1.70% .................................       3,680         --     1.080             3,975           --
    Separate Account Charges 1.80% (A) .............................   1,900,092         --     1.128         2,143,916           --
    Separate Account Charges 1.80% (B) .............................  10,446,839         --     1.204        12,579,552           --
    Separate Account Charges 1.85% .................................       8,740         --     1.080             9,435           --
    Separate Account Charges 1.95% .................................      87,122         --     1.079            94,014           --
    Separate Account Charges 2.00% (A) .............................      34,407         --     1.126            38,742           --
    Separate Account Charges 2.00% (B) .............................   1,307,672         --     1.126         1,472,415           --
    Separate Account Charges 2.05% .................................      78,205         --     1.079            84,359           --
    Separate Account Charges 2.10% .................................          --         --     1.078                --           --
    Separate Account Charges 2.20% (B) .............................     116,554         --     1.124           130,964           --
    Separate Account Charges 2.25% (B) .............................      73,796         --     1.078            79,541           --
    Separate Account Charges 2.40% (B) .............................       1,754         --     1.077             1,889           --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.40% .................................     878,773         --     1.255         1,102,905           --
    Separate Account Charges 1.55% .................................          --         --     1.081                --           --
    Separate Account Charges 1.60% (A) .............................      25,250         --     1.248            31,515           --
    Separate Account Charges 1.60% (B) .............................      70,781         --     1.246            88,183           --
    Separate Account Charges 1.65% .................................          --         --     1.081                --           --
    Separate Account Charges 1.70% .................................          --         --     1.081                --           --
    Separate Account Charges 1.80% (A) .............................          --         --     1.184                --           --
    Separate Account Charges 1.80% (B) .............................       2,981         --     1.239             3,694           --
    Separate Account Charges 1.85% .................................          --         --     1.080                --           --
    Separate Account Charges 1.95% .................................          --         --     1.079                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.181                --           --
    Separate Account Charges 2.00% (B) .............................          --         --     1.181                --           --
    Separate Account Charges 2.05% .................................          --         --     1.079                --           --
    Separate Account Charges 2.10% .................................          --         --     1.079                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Travelers Series Fund Inc. (continued)
  Pioneer Strategic Income Portfolio (continued)
    Separate Account Charges 2.20% (B) .............................          --         --    $1.179    $           --    $      --
    Separate Account Charges 2.25% (B) .............................          --         --     1.078                --           --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.40% .................................       3,637         --     0.999             3,634           --
    Separate Account Charges 1.55% .................................     100,362         --     0.999           100,246           --
    Separate Account Charges 1.60% (A) .............................          --         --     0.999                --           --
    Separate Account Charges 1.60% (B) .............................          --         --     0.999                --           --
    Separate Account Charges 1.65% .................................          --         --     0.999                --           --
    Separate Account Charges 1.70% .................................          --         --     0.998                --           --
    Separate Account Charges 1.80% (A) .............................       2,100         --     0.998             2,096           --
    Separate Account Charges 1.80% (B) .............................       1,896         --     0.998             1,892           --
    Separate Account Charges 1.85% .................................          --         --     0.998                --           --
    Separate Account Charges 1.95% .................................       4,700         --     0.998             4,690           --
    Separate Account Charges 2.00% (A) .............................          --         --     0.998                --           --
    Separate Account Charges 2.00% (B) .............................      19,961         --     0.998            19,912           --
    Separate Account Charges 2.05% .................................          --         --     0.997                --           --
    Separate Account Charges 2.10% .................................          --         --     0.997                --           --
    Separate Account Charges 2.20% (B) .............................      30,870         --     0.997            30,776           --
    Separate Account Charges 2.25% (B) .............................       3,430         --     0.997             3,418           --
    Separate Account Charges 2.40% (B) .............................      24,623         --     0.996            24,533           --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.40% .................................  20,242,471         --     1.150        23,288,319           --
    Separate Account Charges 1.55% .................................     137,904         --     1.138           156,957           --
    Separate Account Charges 1.60% (A) .............................     580,565         --     1.144           664,227           --
    Separate Account Charges 1.60% (B) .............................  27,534,631         --     1.141        31,414,541           --
    Separate Account Charges 1.65% .................................      12,684         --     1.138            14,430           --
    Separate Account Charges 1.70% .................................          --         --     1.137                --           --
    Separate Account Charges 1.80% (A) .............................   1,087,857         --     1.256         1,366,680           --
    Separate Account Charges 1.80% (B) .............................   8,426,576         --     1.135         9,561,022           --
    Separate Account Charges 1.85% .................................      24,476         --     1.137            27,825           --
    Separate Account Charges 1.95% .................................      74,170         --     1.136            84,286           --
    Separate Account Charges 2.00% (A) .............................      10,550         --     1.254            13,226           --
    Separate Account Charges 2.00% (B) .............................   1,298,237         --     1.254         1,627,600           --
    Separate Account Charges 2.05% .................................     201,480         --     1.136           228,871           --
    Separate Account Charges 2.10% .................................          --         --     1.136                --           --
    Separate Account Charges 2.20% (B) .............................     177,260         --     1.251           221,770           --
    Separate Account Charges 2.25% (B) .............................     135,782         --     1.135           154,121           --
  Smith Barney High Income Portfolio
    Separate Account Charges 1.40% .................................   7,127,999         --     1.048         7,468,567           --
    Separate Account Charges 1.55% .................................       3,470         --     1.104             3,829           --
    Separate Account Charges 1.60% (A) .............................     443,504         --     1.042           462,127           --
    Separate Account Charges 1.60% (B) .............................   7,008,706         --     1.039         7,283,281           --
    Separate Account Charges 1.65% .................................      38,218         --     1.103            42,157           --
    Separate Account Charges 1.70% .................................          --         --     1.103                --           --
    Separate Account Charges 1.80% (A) .............................   1,143,869         --     1.262         1,443,207           --
    Separate Account Charges 1.80% (B) .............................   1,602,990         --     1.033         1,656,536           --
    Separate Account Charges 1.85% .................................       5,662         --     1.102             6,240           --
    Separate Account Charges 1.95% .................................     110,507         --     1.102           121,755           --
    Separate Account Charges 2.00% (A) .............................       5,752         --     1.259             7,242           --
    Separate Account Charges 2.00% (B) .............................     963,403         --     1.259         1,212,985           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Travelers Series Fund Inc. (continued)
  Smith Barney High Income Portfolio (continued)
    Separate Account Charges 2.05% .................................     143,452         --    $1.101    $      157,993    $      --
    Separate Account Charges 2.10% .................................          --         --     1.101                --           --
    Separate Account Charges 2.20% (B) .............................     282,296         --     1.256           354,689           --
    Separate Account Charges 2.25% (B) .............................      31,438         --     1.101            34,597           --
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 1.40% .................................   6,412,697         --     0.577         3,703,135           --
    Separate Account Charges 1.55% .................................          --         --     1.176                --           --
    Separate Account Charges 1.60% (A) .............................      22,840         --     0.574            13,116           --
    Separate Account Charges 1.60% (B) .............................   4,545,608         --     0.573         2,603,371           --
    Separate Account Charges 1.65% .................................          --         --     1.176                --           --
    Separate Account Charges 1.70% .................................          --         --     1.175                --           --
    Separate Account Charges 1.80% (A) .............................      12,763         --     1.234            15,750           --
    Separate Account Charges 1.80% (B) .............................     260,523         --     0.570           148,383           --
    Separate Account Charges 1.85% .................................          --         --     1.175                --           --
    Separate Account Charges 1.95% .................................          --         --     1.174                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.231                --           --
    Separate Account Charges 2.00% (B) .............................      38,851         --     1.231            47,843           --
    Separate Account Charges 2.05% .................................          --         --     1.174                --           --
    Separate Account Charges 2.10% .................................          --         --     1.173                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.229                --           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.173                --           --
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 1.40% .................................   6,987,013         --     0.933         6,519,566           --
    Separate Account Charges 1.55% .................................          --         --     1.149                --           --
    Separate Account Charges 1.60% (A) .............................     143,039         --     0.928           132,732           --
    Separate Account Charges 1.60% (B) .............................  11,246,174         --     0.925        10,406,913           --
    Separate Account Charges 1.65% .................................          --         --     1.149                --           --
    Separate Account Charges 1.70% .................................          --         --     1.149                --           --
    Separate Account Charges 1.80% (A) .............................          --         --     1.215                --           --
    Separate Account Charges 1.80% (B) .............................   2,752,666         --     0.920         2,533,157           --
    Separate Account Charges 1.85% .................................          --         --     1.148                --           --
    Separate Account Charges 1.95% .................................          --         --     1.147                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.212                --           --
    Separate Account Charges 2.00% (B) .............................      32,871         --     1.212            39,843           --
    Separate Account Charges 2.05% .................................          --         --     1.147                --           --
    Separate Account Charges 2.10% .................................          --         --     1.147                --           --
    Separate Account Charges 2.20% (B) .............................      23,931         --     1.210            28,946           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.146                --           --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.40% .................................  20,579,752         --     0.931        19,164,499           --
    Separate Account Charges 1.55% .................................      76,777         --     1.171            89,907           --
    Separate Account Charges 1.60% (A) .............................     304,246         --     0.926           281,755           --
    Separate Account Charges 1.60% (B) .............................  19,715,753         --     0.924        18,208,127           --
    Separate Account Charges 1.65% .................................       8,693         --     1.171            10,176           --
    Separate Account Charges 1.70% .................................          --         --     1.170                --           --
    Separate Account Charges 1.80% (A) .............................     293,892         --     1.371           403,022           --
    Separate Account Charges 1.80% (B) .............................   4,722,739         --     0.918         4,337,420           --
    Separate Account Charges 1.85% .................................          --         --     1.170                --           --
    Separate Account Charges 1.95% .................................     192,810         --     1.169           225,434           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.369                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio (continued)
    Separate Account Charges 2.00% (B) .............................     213,469         --    $1.369    $      292,129    $      --
    Separate Account Charges 2.05% .................................     100,648         --     1.169           117,632           --
    Separate Account Charges 2.10% .................................          --         --     1.169                --           --
    Separate Account Charges 2.20% (B) .............................     106,645         --     1.366           145,639           --
    Separate Account Charges 2.25% (B) .............................      11,125         --     1.168            12,992           --
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.40% .................................   6,086,848         --     1.228         7,473,114           --
    Separate Account Charges 1.55% .................................      14,157         --     1.161            16,432           --
    Separate Account Charges 1.60% (A) .............................     140,986         --     1.221           172,136           --
    Separate Account Charges 1.60% (B) .............................   8,410,792         --     1.218        10,240,702           --
    Separate Account Charges 1.65% .................................       3,339         --     1.160             3,874           --
    Separate Account Charges 1.70% .................................          --         --     1.160                --           --
    Separate Account Charges 1.80% (A) .............................     179,023         --     1.245           222,862           --
    Separate Account Charges 1.80% (B) .............................   1,414,246         --     1.211         1,712,437           --
    Separate Account Charges 1.85% .................................      21,686         --     1.159            25,142           --
    Separate Account Charges 1.95% .................................      53,650         --     1.159            62,177           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.242                --           --
    Separate Account Charges 2.00% (B) .............................     186,432         --     1.242           231,605           --
    Separate Account Charges 2.05% .................................          --         --     1.158                --           --
    Separate Account Charges 2.10% .................................          --         --     1.158                --           --
    Separate Account Charges 2.20% (B) .............................      27,736         --     1.240            34,384           --
    Separate Account Charges 2.25% (B) .............................      29,696         --     1.158            34,376           --
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.40% .................................  13,369,673         --     1.066        14,252,623           --
    Separate Account Charges 1.55% .................................      11,254         --     0.996            11,210           --
    Separate Account Charges 1.60% (A) .............................      50,346         --     1.060            53,374           --
    Separate Account Charges 1.60% (B) .............................  14,812,268         --     1.057        15,660,150           --
    Separate Account Charges 1.65% .................................     124,217         --     0.996           123,688           --
    Separate Account Charges 1.70% .................................       6,903         --     0.995             6,872           --
    Separate Account Charges 1.80% (A) .............................     597,608         --     0.988           590,623           --
    Separate Account Charges 1.80% (B) .............................   3,107,301         --     1.051         3,266,984           --
    Separate Account Charges 1.85% .................................          --         --     0.995                --           --
    Separate Account Charges 1.95% .................................          --         --     0.995                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     0.986                --           --
    Separate Account Charges 2.00% (B) .............................     152,315         --     0.986           150,219           --
    Separate Account Charges 2.05% .................................          --         --     0.994                --           --
    Separate Account Charges 2.10% .................................          --         --     0.994                --           --
    Separate Account Charges 2.20% (B) .............................      17,168         --     0.984            16,897           --
    Separate Account Charges 2.25% (B) .............................          --         --     0.993                --           --
    Separate Account Charges 2.40% (B) .............................      10,608         --     0.993            10,532           --
  Strategic Equity Portfolio
    Separate Account Charges 1.40% .................................  14,897,916         --     0.678        10,097,243           --
    Separate Account Charges 1.55% .................................          --         --     1.119                --           --
    Separate Account Charges 1.60% (A) .............................     219,977         --     0.674           148,268           --
    Separate Account Charges 1.60% (B) .............................  13,185,711         --     0.672         8,862,686           --
    Separate Account Charges 1.65% .................................       5,347         --     1.118             5,981           --
    Separate Account Charges 1.70% .................................          --         --     1.118                --           --
    Separate Account Charges 1.80% (A) .............................     326,199         --     1.262           411,705           --
    Separate Account Charges 1.80% (B) .............................   1,595,899         --     0.668         1,066,756           --
    Separate Account Charges 1.85% .................................          --         --     1.118                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio (continued)
    Separate Account Charges 1.95% .................................          --         --    $1.117    $           --    $      --
    Separate Account Charges 2.00% (A) .............................          --         --     1.260                --           --
    Separate Account Charges 2.00% (B) .............................      73,289         --     1.260            92,309           --
    Separate Account Charges 2.05% .................................          --         --     1.117                --           --
    Separate Account Charges 2.10% .................................          --         --     1.116                --           --
    Separate Account Charges 2.20% (B) .............................       4,218         --     1.257             5,302           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.116                --           --
  Travelers Managed Income Portfolio
    Separate Account Charges 1.40% .................................   9,137,556         --     1.203        10,990,955           --
    Separate Account Charges 1.55% .................................      27,413         --     1.031            28,266           --
    Separate Account Charges 1.60% (A) .............................      82,468         --     1.196            98,646           --
    Separate Account Charges 1.60% (B) .............................   5,866,646         --     1.193         6,998,077           --
    Separate Account Charges 1.65% .................................      70,293         --     1.031            72,453           --
    Separate Account Charges 1.70% .................................          --         --     1.031                --           --
    Separate Account Charges 1.80% (A) .............................     787,177         --     1.080           850,190           --
    Separate Account Charges 1.80% (B) .............................   2,050,419         --     1.186         2,432,340           --
    Separate Account Charges 1.85% .................................      72,590         --     1.030            74,762           --
    Separate Account Charges 1.95% .................................      50,709         --     1.030            52,206           --
    Separate Account Charges 2.00% (A) .............................       9,585         --     1.078            10,331           --
    Separate Account Charges 2.00% (B) .............................     331,511         --     1.078           357,302           --
    Separate Account Charges 2.05% .................................       6,725         --     1.029             6,921           --
    Separate Account Charges 2.10% .................................          --         --     1.029                --           --
    Separate Account Charges 2.20% (B) .............................     267,025         --     1.076           287,203           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.028                --           --
    Separate Account Charges 2.40% (B) .............................      17,126         --     1.028            17,600           --
  Van Kampen Enterprise Portfolio
    Separate Account Charges 1.40% .................................   3,147,705         --     0.649         2,044,321           --
    Separate Account Charges 1.55% .................................          --         --     1.131                --           --
    Separate Account Charges 1.60% (A) .............................      51,815         --     0.646            33,465           --
    Separate Account Charges 1.60% (B) .............................   3,585,079         --     0.644         2,309,077           --
    Separate Account Charges 1.65% .................................          --         --     1.130                --           --
    Separate Account Charges 1.70% .................................          --         --     1.130                --           --
    Separate Account Charges 1.80% (A) .............................       1,542         --     1.192             1,838           --
    Separate Account Charges 1.80% (B) .............................     211,308         --     0.641           135,347           --
    Separate Account Charges 1.85% .................................          --         --     1.129                --           --
    Separate Account Charges 1.95% .................................       2,265         --     1.129             2,557           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.190                --           --
    Separate Account Charges 2.00% (B) .............................       9,882         --     1.190            11,754           --
    Separate Account Charges 2.05% .................................          --         --     1.129                --           --
    Separate Account Charges 2.10% .................................          --         --     1.128                --           --
    Separate Account Charges 2.20% (B) .............................          --         --     1.187                --           --
    Separate Account Charges 2.25% (B) .............................      43,224         --     1.128            48,745           --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.40% .................................   2,253,123         --     0.936         2,108,961           --
    Separate Account Charges 1.55% .................................          --         --     1.138                --           --
    Separate Account Charges 1.60% (A) .............................      27,498         --     0.931            25,602           --
    Separate Account Charges 1.60% (B) .............................     561,593         --     0.931           522,857           --
    Separate Account Charges 1.65% .................................          --         --     1.138                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Van Kampen Life Investment Trust (continued)
  Comstock Portfolio - Class II Shares (continued)
    Separate Account Charges 1.70% .................................          --         --    $1.138    $           --    $      --
    Separate Account Charges 1.80% (A) .............................     186,325         --     1.252           233,229           --
    Separate Account Charges 1.80% (B) .............................     722,216         --     0.926           668,825           --
    Separate Account Charges 1.85% .................................          --         --     1.137                --           --
    Separate Account Charges 1.95% .................................          --         --     1.137                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.249                --           --
    Separate Account Charges 2.00% (B) .............................      37,078         --     1.249            46,316           --
    Separate Account Charges 2.05% .................................          --         --     1.136                --           --
    Separate Account Charges 2.10% .................................          --         --     1.136                --           --
    Separate Account Charges 2.20% (B) .............................     263,122         --     1.247           327,994           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.135                --           --
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.40% .................................  10,823,223         --     0.697         7,542,027           --
    Separate Account Charges 1.55% .................................       2,197         --     1.118             2,456           --
    Separate Account Charges 1.60% (A) .............................     393,232         --     0.693           272,506           --
    Separate Account Charges 1.60% (B) .............................  16,133,329         --     0.691        11,149,201           --
    Separate Account Charges 1.65% .................................          --         --     1.117                --           --
    Separate Account Charges 1.70% .................................          --         --     1.117                --           --
    Separate Account Charges 1.80% (A) .............................      75,068         --     1.200            90,096           --
    Separate Account Charges 1.80% (B) .............................   1,838,477         --     0.687         1,263,501           --
    Separate Account Charges 1.85% .................................          --         --     1.116                --           --
    Separate Account Charges 1.95% .................................       8,739         --     1.116             9,752           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.198                --           --
    Separate Account Charges 2.00% (B) .............................      32,305         --     1.198            38,692           --
    Separate Account Charges 2.05% .................................          --         --     1.116                --           --
    Separate Account Charges 2.10% .................................          --         --     1.115                --           --
    Separate Account Charges 2.20% (B) .............................      27,256         --     1.195            32,577           --
    Separate Account Charges 2.25% (B) .............................       9,685         --     1.115            10,796           --
    Separate Account Charges 2.40% (B) .............................         238         --     1.114               265           --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.40% .................................     282,743         --     0.782           220,982           --
    Separate Account Charges 1.55% .................................          --         --     1.135                --           --
    Separate Account Charges 1.60% (A) .............................          --         --     0.777                --           --
    Separate Account Charges 1.60% (B) .............................      69,573         --     0.777            54,086           --
    Separate Account Charges 1.65% .................................          --         --     1.135                --           --
    Separate Account Charges 1.70% .................................          --         --     1.134                --           --
    Separate Account Charges 1.80% (A) .............................      12,937         --     1.193            15,428           --
    Separate Account Charges 1.80% (B) .............................     237,911         --     0.773           183,960           --
    Separate Account Charges 1.85% .................................          --         --     1.134                --           --
    Separate Account Charges 1.95% .................................          --         --     1.133                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.190                --           --
    Separate Account Charges 2.00% (B) .............................          --         --     1.190                --           --
    Separate Account Charges 2.05% .................................          --         --     1.133                --           --
    Separate Account Charges 2.10% .................................          --         --     1.133                --           --
    Separate Account Charges 2.20% (B) .............................      61,960         --     1.188            73,583           --
    Separate Account Charges 2.25% (B) .............................          --         --     1.132                --           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.40% .................................     734,566         --    $0.970    $      712,642    $      --
    Separate Account Charges 1.55% .................................          --         --     1.237                --           --
    Separate Account Charges 1.60% (A) .............................      37,499         --     0.965            36,187           --
    Separate Account Charges 1.60% (B) .............................     647,900         --     0.965           625,229           --
    Separate Account Charges 1.65% .................................          --         --     1.237                --           --
    Separate Account Charges 1.70% .................................          --         --     1.236                --           --
    Separate Account Charges 1.80% (A) .............................     165,350         --     1.359           224,713           --
    Separate Account Charges 1.80% (B) .............................     199,188         --     0.960           191,196           --
    Separate Account Charges 1.85% .................................          --         --     1.236                --           --
    Separate Account Charges 1.95% .................................          --         --     1.235                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.356                --           --
    Separate Account Charges 2.00% (B) .............................      94,319         --     1.356           127,914           --
    Separate Account Charges 2.05% .................................      33,485         --     1.235            41,341           --
    Separate Account Charges 2.10% .................................          --         --     1.234                --           --
    Separate Account Charges 2.20% (B) .............................      18,794         --     1.353            25,435           --
    Separate Account Charges 2.25% (B) .............................       1,294         --     1.234             1,596           --

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 1.40% .................................   6,421,472         --     1.023         6,568,636           --
    Separate Account Charges 1.55% .................................      24,487         --     1.143            27,995           --
    Separate Account Charges 1.60% (A) .............................     114,696         --     1.017           116,675           --
    Separate Account Charges 1.60% (B) .............................   8,962,714         --     1.014         9,091,951           --
    Separate Account Charges 1.65% .................................      25,783         --     1.143            29,465           --
    Separate Account Charges 1.70% .................................          --         --     1.143                --           --
    Separate Account Charges 1.80% (A) .............................     450,547         --     1.250           563,217           --
    Separate Account Charges 1.80% (B) .............................     569,672         --     1.009           574,706           --
    Separate Account Charges 1.85% .................................          --         --     1.142                --           --
    Separate Account Charges 1.95% .................................          --         --     1.141                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.247                --           --
    Separate Account Charges 2.00% (B) .............................     269,026         --     1.247           335,601           --
    Separate Account Charges 2.05% .................................       5,137         --     1.141             5,861           --
    Separate Account Charges 2.10% .................................       8,748         --     1.141             9,979           --
    Separate Account Charges 2.20% (B) .............................      55,188         --     1.245            68,702           --
    Separate Account Charges 2.25% (B) .............................       2,436         --     1.140             2,777           --
    Separate Account Charges 2.40% (B) .............................       2,423         --     1.139             2,761           --
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.40% .................................   4,090,792         --     0.897         3,670,152           --
    Separate Account Charges 1.55% .................................          --         --     1.143                --           --
    Separate Account Charges 1.60% (A) .............................     235,695         --     0.892           210,287           --
    Separate Account Charges 1.60% (B) .............................     935,154         --     0.891           832,864           --
    Separate Account Charges 1.65% .................................          --         --     1.143                --           --
    Separate Account Charges 1.70% .................................          --         --     1.142                --           --
    Separate Account Charges 1.80% (A) .............................     269,820         --     1.248           336,677           --
    Separate Account Charges 1.80% (B) .............................     300,573         --     0.886           266,223           --
    Separate Account Charges 1.85% .................................          --         --     1.142                --           --
    Separate Account Charges 1.95% .................................          --         --     1.141                --           --
    Separate Account Charges 2.00% (A) .............................          --         --     1.245                --           --
    Separate Account Charges 2.00% (B) .............................     173,538         --     1.245           216,089           --

                                                                                           DECEMBER 31, 2003
                                                                    ----------------------------------------------------------------

                                                                    ACCUMULATION    ANNUITY     UNIT      ACCUMULATION      ANNUITY
                                                                        UNITS        UNITS     VALUE       NET ASSETS     NET ASSETS
                                                                    ------------    -------    ------    --------------   ----------
Variable Insurance Products Fund II (continued)
  Contrafund(R) Portfolio - Service Class 2 (continued)
    Separate Account Charges 2.05% .................................          --         --    $1.141    $           --    $     --
    Separate Account Charges 2.10% .................................          --         --     1.141                --          --
    Separate Account Charges 2.20% (B) .............................      22,351         --     1.243            27,773          --
    Separate Account Charges 2.25% (B) .............................          --         --     1.140                --          --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.40% .................................      69,403         --     0.947            65,733          --
    Separate Account Charges 1.55% .................................          --         --     1.108                --          --
    Separate Account Charges 1.60% (A) .............................      16,123         --     0.942            15,190          --
    Separate Account Charges 1.60% (B) .............................      26,126         --     0.942            24,612          --
    Separate Account Charges 1.65% .................................          --         --     1.107                --          --
    Separate Account Charges 1.70% .................................          --         --     1.107                --          --
    Separate Account Charges 1.80% (A) .............................       8,358         --     1.170             9,778          --
    Separate Account Charges 1.80% (B) .............................      36,629         --     0.937            34,324          --
    Separate Account Charges 1.85% .................................          --         --     1.106                --          --
    Separate Account Charges 1.95% .................................          --         --     1.106                --          --
    Separate Account Charges 2.00% (A) .............................          --         --     1.167                --          --
    Separate Account Charges 2.00% (B) .............................          --         --     1.167                --          --
    Separate Account Charges 2.05% .................................          --         --     1.105                --          --
    Separate Account Charges 2.10% .................................          --         --     1.105                --          --
    Separate Account Charges 2.20% (B) .............................          --         --     1.165                --          --
    Separate Account Charges 2.25% (B) .............................          --         --     1.105                --          --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.40% .................................   1,954,640         --     1.244         2,430,889          --
    Separate Account Charges 1.55% .................................      38,077         --     1.200            45,705          --
    Separate Account Charges 1.60% (A) .............................      53,053         --     1.237            65,629          --
    Separate Account Charges 1.60% (B) .............................   1,361,792         --     1.237         1,684,578          --
    Separate Account Charges 1.65% .................................      47,679         --     1.200            57,209          --
    Separate Account Charges 1.70% .................................      16,388         --     1.200            19,659          --
    Separate Account Charges 1.80% (A) .............................     869,633         --     1.339         1,164,634          --
    Separate Account Charges 1.80% (B) .............................     653,619         --     1.230           804,258          --
    Separate Account Charges 1.85% .................................          --         --     1.199                --          --
    Separate Account Charges 1.95% .................................      16,825         --     1.198            20,165          --
    Separate Account Charges 2.00% (A) .............................       9,625         --     1.336            12,864          --
    Separate Account Charges 2.00% (B) .............................     412,733         --     1.336           551,593          --
    Separate Account Charges 2.05% .................................      52,180         --     1.198            62,512          --
    Separate Account Charges 2.10% .................................          --         --     1.198                --          --
    Separate Account Charges 2.20% (B) .............................          --         --     1.334                --          --
    Separate Account Charges 2.25% (B) .............................      53,786         --     1.197            64,387          --
    Separate Account Charges 2.40% (B) .............................         555         --     1.196               664          --
                                                                                                         --------------    --------

Net Contract Owners' Equity ........................................                                     $1,883,146,494    $196,627
                                                                                                         ==============    ========

5. STATEMENT OF INVESTMENTS                                                             FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                             ------------------------------------------------------
INVESTMENTS                                                                      NO. OF        MARKET       COST OF      PROCEEDS
                                                                                 SHARES        VALUE       PURCHASES    FROM SALES
                                                                             ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (0.3%)
    Total (Cost $8,627,088)                                                       117,451  $  6,507,956  $    552,310  $  1,377,464
                                                                             ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (0.8%)
    Total (Cost $15,013,414)                                                   15,013,414    15,013,414    17,702,618    20,280,905
                                                                             ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $2,612,169)                                                       124,199     2,512,548       255,204       206,332
                                                                             ------------  ------------  ------------  ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.6%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $1,650,195)        91,026     1,967,973     1,241,040       183,362
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $44,580,295)       1,295,685    27,636,954       725,431     4,196,992
                                                                             ------------  ------------  ------------  ------------
    Total (Cost $46,230,490)                                                    1,386,711    29,604,927     1,966,471     4,380,354
                                                                             ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (12.0%)
  Global Growth Fund - Class 2 Shares (Cost $46,852,597)                        2,792,017    42,578,262     6,701,161     1,384,629
  Growth Fund - Class 2 Shares (Cost $110,499,894)                              2,006,549    91,297,960    13,952,699     2,324,948
  Growth-Income Fund - Class 2 Shares (Cost $84,503,045)                        2,724,527    91,217,165    18,176,918     2,550,612
                                                                             ------------  ------------  ------------  ------------
    Total (Cost $241,855,536)                                                   7,523,093   225,093,387    38,830,778     6,260,189
                                                                             ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.0%)
  Emerging Markets Portfolio
    Total (Cost $533,708)                                                          60,122       639,094       118,974        52,992
                                                                             ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (0.2%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $3,329,299)                                                       275,114     4,165,219     2,167,583     1,866,149
                                                                             ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (0.4%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $1,873,326)            58,800     2,023,891       899,659       495,870
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $6,251,094)                                                             163,049     6,096,394     1,487,362       744,216
                                                                             ------------  ------------  ------------  ------------
    Total (Cost $8,124,420)                                                       221,849     8,120,285     2,387,021     1,240,086
                                                                             ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.6%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $12,277,099)                     572,999     9,987,371     1,116,172       820,386
  Mutual Shares Securities Fund - Class 2 Shares (Cost $3,892,321)                304,141     4,528,654     3,108,724       291,004
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $763,356)                                                               125,071       886,751       791,639        30,966
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $12,745,873)         1,098,041    13,440,025     2,667,810     1,850,739
  Templeton Growth Securities Fund - Class 2 Shares (Cost $863,317)                93,537     1,046,681       694,923        22,400
                                                                             ------------  ------------  ------------  ------------
    Total (Cost $30,541,966)                                                    2,193,789    29,889,482     8,379,268     3,015,495
                                                                             ------------  ------------  ------------  ------------

GREENWICH STREET SERIES FUND (47.9%)
  Appreciation Portfolio (Cost $22,910,732)                                     1,102,714    24,006,083     4,320,048     1,033,510
  Diversified Strategic Income Portfolio (Cost $19,081,934)                     2,024,841    18,527,296     5,139,330     2,084,140
  Equity Index Portfolio - Class I Shares (Cost $828,980,728)                  28,955,293   784,977,986   121,288,636     6,836,969
  Equity Index Portfolio - Class II Shares (Cost $27,088,818)                     939,390    25,485,648     3,926,251     1,936,358
  Fundamental Value Portfolio (Cost $44,157,000)                                2,307,889    46,342,416     4,958,055     3,499,821
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    (Cost $827,819)                                                                48,925       952,084       985,716       260,988
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $673,595)                                                               177,502       811,184       664,851        32,502
                                                                             ------------  ------------  ------------  ------------
    Total (Cost $943,720,626)                                                  35,556,554   901,102,697   141,282,887    15,684,288
                                                                             ------------  ------------  ------------  ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                           FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                               -----------------------------------------------------
INVESTMENTS                                                                       NO. OF        MARKET       COST OF       PROCEEDS
                                                                                  SHARES        VALUE       PURCHASES     FROM SALES
                                                                               -----------   -----------   -----------   -----------
JANUS ASPEN SERIES (1.0%)
  Balanced Portfolio - Service Shares (Cost $6,506,547)                            273,048   $ 6,504,002   $ 1,377,380   $ 1,149,386
  Global Life Sciences Portfolio - Service Shares (Cost $2,121,806)                264,426     1,821,895       102,392       253,932
  Global Technology Portfolio - Service Shares (Cost $2,658,756)                   412,098     1,454,707       172,700       411,614
  Mid Cap Growth Portfolio - Service Shares (Cost $6,143,990)                      271,422     5,713,439       450,341       788,656
  Worldwide Growth Portfolio - Service Shares (Cost $3,761,235)                    146,545     3,766,209     2,913,977     3,364,478
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $21,192,334)                                                     1,367,539    19,260,252     5,016,790     5,968,066
                                                                               -----------   -----------   -----------   -----------

LAZARD RETIREMENT SERIES, INC. (0.1%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $993,990)                                                           74,526     1,096,273       999,889         6,208
                                                                               -----------   -----------   -----------   -----------

LORD ABBETT SERIES FUND, INC. (0.2%)
  Growth and Income Portfolio (Cost $1,437,807)                                     64,774     1,588,252     1,447,697        10,378
  Mid-Cap Value Portfolio (Cost $2,079,069)                                        132,907     2,264,740     2,088,252         9,447
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $3,516,876)                                                        197,681     3,852,992     3,535,949        19,825
                                                                               -----------   -----------   -----------   -----------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.0%)
  Merrill Lynch Small Cap Value V.I. Fund - Class III
    Total (Cost $34,400)                                                             3,256        34,779        34,409             9
                                                                               -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (2.9%)
  Real Return Portfolio - Administrative Class (Cost $1,711,679)                   139,033     1,718,449     1,772,591        60,754
  Total Return Portfolio - Administrative Class (Cost $51,977,599)               5,121,233    53,055,974    18,026,645    14,249,061
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $53,689,278)                                                     5,260,266    54,774,423    19,799,236    14,309,815
                                                                               -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.7%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $334,657)                 76,817       354,896        69,727        59,804
  Putnam VT International Equity Fund - Class IB Shares (Cost $4,134,028)          385,300     4,951,110    12,994,097    12,875,697
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $6,868,485)               479,735     8,692,796     1,870,922     1,214,232
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $11,337,170)                                                       941,852    13,998,802    14,934,746    14,149,733
                                                                               -----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.7%)
  All Cap Fund - Class I (Cost $26,035,834)                                      1,785,719    27,892,929     2,319,749     3,125,494
  Investors Fund - Class I (Cost $15,011,814)                                    1,209,180    15,344,498     1,676,315     1,337,568
  Large Cap Growth Fund - Class I (Cost $570,839)                                   56,986       665,030       556,864        54,605
  Small Cap Growth Fund - Class I (Cost $6,905,717)                                592,392     7,250,882     1,643,012       641,800
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $48,524,204)                                                     3,644,277    51,153,339     6,195,940     5,159,467
                                                                               -----------   -----------   -----------   -----------

SCUDDER INVESTMENT VIT FUNDS (0.5%)
  Scudder VIT EAFE(R) Equity Index Fund - Class A Shares (Cost $3,118,258)         308,209     2,530,398       324,623       195,918
  Scudder VIT Small Cap Index Fund - Class A Shares (Cost $5,761,741)              545,312     6,674,623       441,537       881,450
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $8,879,999)                                                        853,521     9,205,021       766,160     1,077,368
                                                                               -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Large Cap Core Portfolio (Cost $836,797)                            100,993       875,613       456,600       215,882
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $1,437,313)       135,512     1,597,687       508,604       604,190
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $2,274,110)                                                        236,505     2,473,300       965,204       820,072
                                                                               -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                          ---------------------------------------------------------
INVESTMENTS                                                                  NO. OF         MARKET         COST OF       PROCEEDS
                                                                             SHARES         VALUE         PURCHASES     FROM SALES
                                                                          ------------   ------------   ------------   ------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST (2.0%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $17,392,241)                                                       1,417,054   $ 19,824,587   $ 16,651,903   $     83,012
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $12,036,990)                                                       1,050,957     13,315,622     11,557,298        236,854
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $1,881,394)                                                          160,266      2,261,356      1,619,911         50,903
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $2,054,084)                                                          162,724      2,235,821      2,139,993        104,011
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $33,364,709)                                                 2,791,001     37,637,386     31,969,105        474,780
                                                                          ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (4.1%)
  Convertible Securities Portfolio (Cost $5,006,069)                           436,705      5,183,693      1,396,674        749,645
  Disciplined Mid Cap Stock Portfolio (Cost $2,149,582)                        139,662      2,442,688        413,348        443,291
  Equity Income Portfolio (Cost $20,735,116)                                 1,392,256     23,097,532      3,845,599      1,417,539
  Federated High Yield Portfolio (Cost $3,107,717)                             372,017      3,128,663      1,762,951      1,651,304
  Federated Stock Portfolio (Cost $1,250,858)                                   91,448      1,389,095        482,757        131,546
  Large Cap Portfolio (Cost $12,473,760)                                       766,465     10,102,008      2,003,961      1,426,631
  Lazard International Stock Portfolio (Cost $1,919,037)                       210,970      2,111,813        894,621        148,927
  Merrill Lynch Large Cap Core Portfolio (Cost $10,363,008)                    906,512      7,116,123        347,993        794,703
  MFS Emerging Growth Portfolio (Cost $22,689,687)                           1,177,247     11,007,259        872,410      1,580,971
  MFS Mid Cap Growth Portfolio (Cost $4,390,117)                               416,728      2,867,091        463,232        440,709
  Pioneer Fund Portfolio (Cost $152,265)                                        15,300        167,079        171,837         20,377
  Travelers Quality Bond Portfolio (Cost $9,145,927)                           801,000      8,979,207      3,534,442      4,454,954
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $93,383,143)                                                 6,726,310     77,592,251     16,189,825     13,260,597
                                                                          ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (17.8%)
  AIM Capital Appreciation Portfolio (Cost $1,344,671)                         146,842      1,477,234        573,435        184,937
  MFS Total Return Portfolio (Cost $69,485,314)                              4,300,038     69,746,614     15,046,325      4,355,728
  Pioneer Strategic Income Portfolio (Cost $1,326,531)                         135,529      1,226,535        240,227        306,171
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $191,559)          19,124        191,241        191,823            264
  Smith Barney Aggressive Growth Portfolio (Cost $71,134,330)                5,661,073     68,838,646     11,331,825      7,935,840
  Smith Barney High Income Portfolio (Cost $20,940,831)                      2,726,734     20,259,634     12,700,866      5,144,242
  Smith Barney International All Cap Growth Portfolio (Cost $5,503,512)        588,546      6,532,864     10,543,120     10,692,660
  Smith Barney Large Cap Value Portfolio (Cost $22,348,875)                  1,183,944     19,665,318      1,595,934      2,968,750
  Smith Barney Large Capitalization Growth Portfolio (Cost $44,035,838)      3,013,069     43,297,802      3,475,505      2,416,252
  Smith Barney Mid Cap Core Portfolio (Cost $19,511,100)                     1,562,435     20,233,536      1,781,408      2,744,576
  Smith Barney Money Market Portfolio (Cost $34,142,921)                    34,142,921     34,142,921     19,722,837     44,859,124
  Strategic Equity Portfolio (Cost $31,961,500)                              1,282,983     20,694,523      1,251,918      2,194,169
  Travelers Managed Income Portfolio (Cost $23,084,556)                      1,935,880     22,281,982      5,154,020      1,800,468
  Van Kampen Enterprise Portfolio (Cost $8,251,441)                            401,054      4,588,053        158,410        494,729
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $353,262,979)                                               57,100,172    333,176,903     83,767,653     86,097,910
                                                                          ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (1.3%)
  Comstock Portfolio - Class II Shares (Cost $3,444,198)                       334,863      3,934,634      1,532,897        274,698
  Emerging Growth Portfolio - Class I Shares (Cost $35,879,134)                839,825     20,416,151        285,223      2,882,261
  Enterprise Portfolio - Class II Shares (Cost $519,138)                        41,781        548,164        243,633         72,142
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $39,842,470)                                                 1,216,469     24,898,949      2,061,753      3,229,101
                                                                          ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $1,695,540)                                                    197,092      1,986,690        890,724        416,094
                                                                          ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND II (1.2%)
  Contrafund(R) Portfolio - Service Class (Cost $17,680,691)                   754,640     17,402,001      1,855,597      1,843,706
  Contrafund(R) Portfolio - Service Class 2 (Cost $4,955,195)                  242,530      5,561,203        920,999        527,007
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $22,635,886)                                                   997,170     22,963,204      2,776,596      2,370,713
                                                                          ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                 FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                             -----------------------------------------------------------------
INVESTMENTS                                                      NO. OF           MARKET          COST OF          PROCEEDS
                                                                 SHARES           VALUE          PURCHASES        FROM SALES
                                                             --------------   --------------   --------------   --------------
VARIABLE INSURANCE PRODUCTS FUND III (0.4%)
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $131,506)                                                  21,320   $      149,668   $       46,923   $        8,024
  Mid Cap Portfolio - Service Class 2 (Cost $5,485,079)             291,461        6,986,310        3,858,463          326,639
                                                             --------------   --------------   --------------   --------------
    Total (Cost $5,616,585)                                         312,781        7,135,978        3,905,386          334,663
                                                             --------------   --------------   --------------   --------------

TOTAL INVESTMENTS (100%)
(COST $2,000,832,389)                                                         $1,883,889,551   $  407,452,479   $  202,058,675
                                                                              ==============   ==============   ==============

6. FINANCIAL HIGHLIGHTS

                                                                                           INVEST-     EXPENSE
                                                 YEAR              UNIT VALUE      NET     MENT(1)     RATIO(2)     TOTAL RETURN(3)
                                                ENDED    UNITS      LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31   (000S)    HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                ------   ------   -------------  -------  ---------   -----------   ---------------
CAPITAL APPRECIATION FUND                        2003    12,776   0.486 - 1.188    6,507     0.05     1.40 - 2.20      15.53 - 23.62
                                                 2002    15,059   0.396 - 0.400    6,008     1.46     1.40 - 1.80  (26.39) - (26.06)
                                                 2001    20,168   0.538 - 0.541   10,901     0.53     1.40 - 1.80  (27.26) - (13.18)

MONEY MARKET PORTFOLIO                           2003    13,177   0.987 - 1.150   15,014     0.78     1.40 - 2.00    (1.00) - (0.61)
                                                 2002    15,252   1.141 - 1.157   17,595     1.38     1.40 - 1.80    (0.44) - (0.09)
                                                 2001    13,379   1.146 - 1.158   15,458     3.29     1.40 - 1.80        1.06 - 2.39
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I        2003     3,335   0.743 - 1.183    2,512     0.31     1.40 - 2.20      21.32 - 31.96
                                                 2002     3,223   0.605 - 0.609    1,958     0.42     1.40 - 1.80  (31.48) - (31.19)
                                                 2001     1,725   0.883 - 0.885    1,525     0.23     1.40 - 1.80   (12.20) - (9.80)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                          2003     1,867   1.020 - 1.247    1,968     0.78     1.40 - 2.20       7.28 - 35.84
                                                 2002       692   0.786 - 0.788      545     0.33     1.40 - 1.80  (19.96) - (19.59)
  AllianceBernstein Premier Growth
    Portfolio - Class B                          2003    44,034   0.616 - 1.148   27,631       --     1.40 - 2.20       7.82 - 21.60
                                                 2002    50,026   0.509 - 0.514   25,611       --     1.40 - 1.80  (32.04) - (31.74)
                                                 2001    62,370   0.749 - 0.753   46,887       --     1.40 - 1.80  (18.74) - (10.26)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares            2003    43,118   0.975 - 1.308   42,569     0.41     1.40 - 2.25       0.25 - 41.41
                                                 2002    36,750   0.734 - 0.741   27,089     0.89     1.40 - 1.80  (16.11) - (15.80)
                                                 2001    30,544   0.875 - 0.880   26,816     0.73     1.40 - 1.80  (15.59) - (11.75)

  Growth Fund - Class 2 Shares                   2003    91,488   0.975 - 1.291   91,278     0.12     1.40 - 2.40       1.68 - 41.56
                                                 2002    78,514   0.726 - 0.733   57,306     0.03     1.40 - 1.80  (25.77) - (25.51)
                                                 2001    67,040   0.978 - 0.984   65,791     0.48     1.40 - 1.80   (19.47) - (9.90)

  Growth-Income Fund - Class 2 Shares            2003    78,303   1.145 - 1.263   91,197     1.14     1.40 - 2.40       3.34 - 36.62
                                                 2002    62,908   0.885 - 0.894   55,955     1.06     1.40 - 1.80  (19.84) - (19.46)
                                                 2001    47,461   1.104 - 1.110   52,546     1.91     1.40 - 1.80      (1.52) - 1.09
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                     2003       782   0.809 - 0.819      639       --     1.40 - 1.80      40.45 - 40.96
                                                 2002       681   0.576 - 0.581      395     0.18     1.40 - 1.80  (19.47) - (12.89)
                                                 2001     1,163   0.663 - 0.667      775       --     1.40 - 1.80    (11.11) - 21.21
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class      2003     2,512   1.318 - 1.714    4,164     1.93     1.40 - 2.20      28.07 - 36.30
                                                 2002     2,364   1.285 - 1.297    3,060     1.59     1.40 - 1.80        2.64 - 3.10
                                                 2001       707   1.252 - 1.258      889     1.33     1.40 - 1.80     (2.34) - 10.37
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                               2003     2,332   0.846 - 1.156    2,023     1.54     1.40 - 2.20      15.72 - 21.75
                                                 2002     1,853   0.711 - 0.717    1,326     1.64     1.40 - 1.80  (18.18) - (17.87)
                                                 2001     1,094   0.869 - 0.873      954     1.23     1.40 - 1.80   (10.77) - (3.34)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                   2003     6,065   0.977 - 1.263    6,095     0.03     1.40 - 2.20      21.39 - 37.11
                                                 2002     5,190   0.755 - 0.762    3,946     0.04     1.40 - 1.80  (20.53) - (20.21)
                                                 2001     4,381   0.950 - 0.955    4,180     0.49     1.40 - 1.80      (7.57) - 1.06

                                                                                           INVEST-     EXPENSE
                                                 YEAR              UNIT VALUE      NET     MENT(1)     RATIO(2)     TOTAL RETURN(3)
                                                ENDED    UNITS      LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31   (000S)    HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                ------   ------   -------------  -------  ---------   -----------   ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares       2003    12,653   0.757 - 1.306    9,985       --     1.40 - 2.40     (0.83) - 42.11
                                                 2002    12,521   0.562 - 0.567    7,074     0.25     1.40 - 1.80  (29.93) - (29.74)
                                                 2001    13,776   0.802 - 0.807   11,082     0.38     1.40 - 1.80   (16.61) - (2.78)

  Mutual Shares Securities Fund - Class 2 Shares 2003     4,170   1.036 - 1.222    4,528     1.01     1.40 - 2.40       1.36 - 29.06
                                                 2002     1,236   0.842 - 0.845    1,043     0.25     1.40 - 1.80   (15.42) - (2.55)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares             2003       616   1.263 - 1.448      887     0.08     1.40 - 2.20       5.65 - 40.88
  Templeton Foreign Securities Fund -
    Class 2 Shares                               2003    14,316   0.913 - 1.284   13,437     1.73     1.40 - 2.40       3.61 - 51.06
                                                 2002    13,620   0.703 - 0.710    9,638     2.05     1.40 - 1.80  (20.02) - (19.68)
                                                 2001    14,039   0.879 - 0.884   12,388     2.82     1.40 - 1.80  (17.28) - (14.35)
  Templeton Growth Securities Fund -
    Class 2 Shares                               2003       981   1.025 - 1.267    1,046     1.62     1.40 - 2.20      19.85 - 37.80
                                                 2002       227   0.790 - 0.792      179     0.26     1.40 - 1.80  (19.39) - (16.01)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                         2003    24,486   0.956 - 1.195   24,001     0.71     1.40 - 2.25       5.25 - 30.24
                                                 2002    20,869   0.782 - 0.789   16,405     1.67     1.40 - 1.80  (18.96) - (18.74)
                                                 2001    14,333   0.965 - 0.971   13,872     1.14     1.40 - 1.80    (5.57) - (4.25)

  Diversified Strategic Income Portfolio         2003    15,907   1.057 - 1.174   18,523     6.38     1.40 - 2.20       0.76 - 10.23
                                                 2002    13,854   1.055 - 1.065   14,703     9.59     1.40 - 1.80        3.03 - 3.40
                                                 2001    13,583   1.024 - 1.030   13,958     9.06     1.40 - 1.80      (2.01) - 1.68

  Equity Index Portfolio - Class I Shares        2003   790,182   0.740 - 1.282  784,654     1.44     1.40 - 3.60      23.60 - 28.20
                                                 2002   681,113   0.594 - 0.942  516,234     2.38     1.40 - 3.60  (24.90) - (23.29)
                                                 2001   563,953   0.784 - 1.228  576,285     0.93     1.40 - 3.60   (15.26) - (9.30)

  Equity Index Portfolio - Class II Shares       2003    31,647   0.781 - 1.213   25,480     1.05     1.40 - 2.40       0.27 - 32.28
                                                 2002    29,147   0.623 - 0.629   18,285     1.85     1.40 - 1.80  (23.75) - (23.48)
                                                 2001    25,303   0.817 - 0.822   20,753     0.72     1.40 - 1.80   (13.80) - (7.68)

  Fundamental Value Portfolio                    2003    37,720   1.168 - 1.315   46,332     0.64     1.40 - 2.25       1.83 - 45.30
                                                 2002    36,320   0.894 - 0.903   32,630     1.14     1.40 - 1.80  (22.73) - (22.36)
                                                 2001    25,758   1.157 - 1.163   29,873     0.77     1.40 - 1.80    (6.84) - (2.60)
  Salomon Brothers Variable Emerging
    Growth Fund - Class I Shares                 2003       828   1.043 - 1.306      952       --     1.40 - 2.00       9.86 - 38.13
                                                 2002        91   0.757 - 0.758       69       --     1.40 - 1.60      (4.41) - 2.30
Salomon Brothers Variable Growth &
    Income Fund - Class I Shares                 2003       756   1.020 - 1.237      811     0.46     1.40 - 2.20      10.70 - 32.69
                                                 2002        46   0.798 - 0.800       37     0.13     1.40 - 1.80    (3.15) - (0.13)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares            2003     6,838   0.929 - 1.111    6,503     1.84     1.40 - 2.20       5.93 - 12.16
                                                 2002     6,659   0.831 - 0.839    5,577     2.00     1.40 - 1.80    (8.38) - (7.90)
                                                 2001     6,485   0.907 - 0.911    5,907     1.91     1.40 - 1.80    (6.49) - (2.26)
  Global Life Sciences Portfolio -
    Service Shares                               2003     2,232   0.795 - 1.225    1,822       --     1.40 - 2.20      10.76 - 27.00
                                                 2002     2,449   0.641 - 0.647    1,581       --     1.40 - 1.80  (30.85) - (30.50)
                                                 2001     2,725   0.927 - 0.931    2,534       --     1.40 - 1.80     (18.09) - 4.49

                                                                                           INVEST-     EXPENSE
                                                 YEAR              UNIT VALUE      NET     MENT(1)     RATIO(2)     TOTAL RETURN(3)
                                                ENDED    UNITS      LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31   (000S)    HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                ------   ------   -------------  -------  ---------   -----------   ---------------
JANUS ASPEN SERIES (CONTINUED)
  Global Technology Portfolio - Service Shares   2003     4,109   0.345 - 1.359    1,454       --     1.40 - 1.80      43.35 - 44.58
                                                 2002     4,875   0.240 - 0.242    1,177       --     1.40 - 1.80  (42.03) - (41.69)
                                                 2001     5,315   0.413 - 0.415    2,204     0.68     1.40 - 1.80    (38.30) - 11.29

  Mid Cap Growth Portfolio - Service Shares      2003    14,579   0.373 - 1.301    5,712       --     1.40 - 2.20       1.73 - 36.80
                                                 2002    16,046   0.282 - 0.284    4,550       --     1.40 - 1.80  (29.43) - (29.18)
                                                 2001    22,206   0.399 - 0.401    8,895       --     1.40 - 1.80  (40.56) - (10.49)

  Worldwide Growth Portfolio - Service Shares    2003     6,874   0.537 - 1.190    3,765     0.83     1.40 - 2.20      19.96 - 24.47
                                                 2002     7,831   0.442 - 0.446    3,489     0.55     1.40 - 1.80  (27.06) - (26.77)
                                                 2001    10,024   0.606 - 0.609    6,097     0.27     1.40 - 1.80  (23.84) - (11.24)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio          2003       835   1.173 - 1.336    1,096       --     1.40 - 2.20       5.58 - 28.09
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                    2003     1,289   1.141 - 1.244    1,588     1.19     1.40 - 2.20       2.24 - 22.07

  Mid-Cap Value Portfolio                        2003     1,811   1.155 - 1.260    2,264     1.07     1.40 - 2.25       0.26 - 23.99
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Small Cap Value V.I.
    Fund - Class III                             2003        33   1.067 - 1.068       35     0.13     1.40 - 1.60        1.62 - 1.71
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative Class   2003     1,642   1.042 - 1.048    1,718     0.48     1.40 - 2.25      (0.19) - 4.81

  Total Return Portfolio - Administrative Class  2003    46,045   1.024 - 1.173   53,044     2.86     1.40 - 2.25        0.10 - 3.62
                                                 2002    43,074   1.125 - 1.132   48,652     4.04     1.40 - 1.80        7.14 - 7.50
                                                 2001     8,945   1.050 - 1.053    9,410     2.64     1.40 - 1.80        2.54 - 5.11
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                              2003       481   0.721 - 1.242      355       --     1.40 - 2.20       3.60 - 41.46
                                                 2002       456   0.556 - 0.560      255       --     1.40 - 1.80  (30.85) - (30.52)
                                                 2001       243   0.804 - 0.806      196       --     1.40 - 1.80  (22.22) - (17.59)
  Putnam VT International Equity Fund -
    Class IB Shares                              2003     5,465   0.873 - 1.255    4,950     0.79     1.40 - 2.20       4.41 - 36.91
                                                 2002     5,325   0.691 - 0.696    3,700     0.34     1.40 - 1.80  (19.18) - (18.79)
                                                 2001     1,089   0.855 - 0.857      932       --     1.40 - 1.80   (12.83) - (7.37)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                    2003     6,680   1.235 - 1.436    8,691     0.32     1.40 - 2.25       0.00 - 56.94
                                                 2002     6,061   0.871 - 0.877    5,307     0.14     1.40 - 1.80  (19.80) - (19.39)
                                                 2001     2,041   1.086 - 1.088    2,219       --     1.40 - 1.80       3.43 - 15.27
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                         2003    22,824   1.170 - 1.311   27,887     0.26     1.40 - 2.20       0.34 - 46.15
                                                 2002    23,450   0.885 - 0.894   20,874     0.45     1.40 - 1.80  (26.43) - (26.05)
                                                 2001    17,892   1.203 - 1.209   21,584     1.03     1.40 - 1.80      (3.91) - 0.42

  Investors Fund - Class I                       2003    14,232   1.064 - 1.246   15,341     1.47     1.40 - 2.05       3.89 - 37.38
                                                 2002    13,930   0.818 - 0.826   11,476     1.19     1.40 - 1.80  (24.47) - (24.15)
                                                 2001    12,492   1.083 - 1.089   13,576     1.07     1.40 - 1.80    (7.28) - (3.81)

  Large Cap Growth Fund - Class I                2003       580   1.133 - 1.364      665     0.04     1.40 - 2.00      26.25 - 42.50
                                                 2002        76   0.799 - 0.800       61       --     1.40 - 1.60      (3.15) - 0.13

  Small Cap Growth Fund - Class I                2003     5,986   1.191 - 1.418    7,249       --     1.40 - 2.40       2.15 - 60.05
                                                 2002     5,027   0.815 - 0.823    4,119       --     1.40 - 1.80  (35.83) - (35.60)
                                                 2001     4,475   1.270 - 1.278    5,704       --     1.40 - 1.80      (8.75) - 1.35

                                                                                           INVEST-     EXPENSE
                                                 YEAR              UNIT VALUE      NET     MENT(1)     RATIO(2)     TOTAL RETURN(3)
                                                ENDED    UNITS      LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31   (000S)    HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                ------   ------   -------------  -------  ---------   -----------   ---------------
SCUDDER INVESTMENT VIT FUNDS
  Scudder VIT EAFE(R) Equity Index Fund -
    Class A Shares                               2003     2,793   0.899 - 0.911    2,530     4.53     1.40 - 1.60      31.24 - 31.65
                                                 2002     2,669   0.685 - 0.692    1,841     1.38     1.40 - 1.60  (22.86) - (22.77)
                                                 2001     2,628   0.888 - 0.896    2,346       --     1.40 - 1.60  (25.88) - (25.70)
  Scudder VIT Small Cap Index Fund -
    Class A Shares                               2003     5,770   1.151 - 1.165    6,673     0.94     1.40 - 1.60      44.24 - 44.36
                                                 2002     6,300   0.798 - 0.807    5,054     0.64     1.40 - 1.60  (21.92) - (21.65)
                                                 2001     6,994   1.022 - 1.030    7,167     0.59     1.40 - 1.60        0.49 - 0.59
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio          2003     1,033   0.786 - 1.168      875     0.63     1.40 - 2.25       3.19 - 28.92
                                                 2002       791   0.648 - 0.652      513     0.75     1.40 - 1.80  (27.27) - (27.07)
                                                 2001       292   0.891 - 0.894      261       --     1.40 - 1.80   (11.61) - (4.18)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                         2003     1,830   0.846 - 1.266    1,597       --     1.40 - 2.00      15.13 - 33.12
                                                 2002     2,068   0.641 - 0.646    1,332     0.06     1.40 - 1.80  (28.14) - (27.74)
                                                 2001       961   0.892 - 0.894      858       --     1.40 - 1.80   (11.67) - (8.87)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                         2003    15,221   1.127 - 1.376   19,820     0.11     1.40 - 2.40       2.08 - 34.70
                                                 2002       755   1.060 - 1.061      801       --     1.40 - 1.80      (0.56) - 0.95
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value            2003    11,039   1.088 - 1.249   13,312     0.57     1.40 - 2.40       3.52 - 23.08
                                                 2002       664   1.037 - 1.038      689       --     1.40 - 1.80      (2.08) - 0.48
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                     2003     1,708   1.139 - 1.394    2,261     0.26     1.40 - 2.40       1.61 - 39.46
                                                 2002       281   1.073 - 1.074      302       --     1.40 - 1.80      (0.74) - 0.66
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                         2003     1,724   1.122 - 1.360    2,235     0.76     1.40 - 2.25       2.19 - 33.99
                                                 2002        13           1.069       14       --     1.40 - 1.60    (4.55) - (2.02)
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio               2003     4,513   1.133 - 1.235    5,183     3.34     1.40 - 2.20       6.77 - 24.51
                                                 2002     4,009   0.914 - 0.922    3,690     6.79     1.40 - 1.80    (8.60) - (8.26)
                                                 2001     4,803   1.000 - 1.005    4,820     2.00     1.40 - 1.80    (3.74) - (2.24)

  Disciplined Mid Cap Stock Portfolio            2003     2,205   1.090 - 1.284    2,442     0.30     1.40 - 2.00      28.74 - 35.16
                                                 2002     2,228   0.830 - 0.837    1,862     0.55     1.40 - 1.80  (15.82) - (15.54)
                                                 2001     1,978   0.986 - 0.991    1,958     0.32     1.40 - 1.80    (5.92) - (1.88)

  Equity Income Portfolio                        2003    20,135   1.129 - 1.235   23,093     0.99     1.40 - 2.40       0.27 - 41.28
                                                 2002    17,683   0.876 - 0.885   15,607     1.10     1.40 - 1.80  (15.53) - (15.15)
                                                 2001    16,858   1.037 - 1.043   17,549     1.28     1.40 - 1.80    (8.14) - (2.71)

  Federated High Yield Portfolio                 2003     2,696   1.146 - 1.206    3,128     8.45     1.40 - 2.20       6.38 - 20.69
                                                 2002     2,856   0.953 - 0.962    2,740    22.14     1.40 - 1.80        1.82 - 2.34
                                                 2001     1,484   0.936 - 0.940    1,394    14.75     1.40 - 1.80      (3.90) - 0.53

  Federated Stock Portfolio                      2003     1,320   1.036 - 1.225    1,389     1.68     1.40 - 2.00      25.27 - 31.16
                                                 2002       926   0.827 - 0.834      771     2.83     1.40 - 1.80  (20.79) - (20.50)
                                                 2001       834   1.044 - 1.049      875     1.50     1.40 - 1.80      (5.09) - 7.06

                                                                                           INVEST-     EXPENSE
                                                 YEAR              UNIT VALUE      NET     MENT(1)     RATIO(2)     TOTAL RETURN(3)
                                                ENDED    UNITS      LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31   (000S)    HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                ------   ------   -------------  -------  ---------   -----------   ---------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Large Cap Portfolio                            2003    13,840   0.714 - 1.184   10,100     0.41     1.40 - 2.40       2.09 - 32.59
                                                 2002    13,022   0.583 - 0.589    7,648     0.47     1.40 - 1.80  (24.19) - (23.90)
                                                 2001    14,596   0.769 - 0.774   11,273     0.53     1.40 - 1.80   (18.59) - (7.87)

  Lazard International Stock Portfolio           2003     2,651   0.737 - 1.265    2,111     2.59     1.40 - 2.20       2.29 - 33.40
                                                 2002     1,756   0.584 - 0.589    1,032     1.76     1.40 - 1.80  (14.49) - (14.14)
                                                 2001     1,497   0.683 - 0.686    1,026     0.19     1.40 - 1.80  (27.39) - (20.26)

  Merrill Lynch Large Cap Core Portfolio         2003     9,898   0.703 - 1.158    7,115     0.68     1.40 - 2.20       6.76 - 19.43
                                                 2002    10,686   0.591 - 0.597    6,349     0.57     1.40 - 1.80  (26.40) - (26.11)
                                                 2001    11,522   0.803 - 0.808    9,286     0.04     1.40 - 1.80  (23.70) - (12.00)

  MFS Emerging Growth Portfolio                  2003    18,400   0.578 - 1.232   11,005       --     1.40 - 2.20     (0.18) - 27.39
                                                 2002    20,039   0.456 - 0.460    9,195       --     1.40 - 1.80  (35.41) - (35.21)
                                                 2001    24,922   0.706 - 0.710   17,656       --     1.40 - 1.80  (37.21) - (20.34)

  MFS Mid Cap Growth Portfolio                   2003     5,455   0.496 - 1.311    2,867       --     1.40 - 2.00      32.25 - 35.29
                                                 2002     5,589   0.369 - 0.372    2,075       --     1.40 - 1.80  (49.73) - (49.53)
                                                 2001     5,334   0.734 - 0.737    3,928       --     1.40 - 1.80   (24.85) - (9.05)

  Pioneer Fund Portfolio                         2003       138   1.129 - 1.217      167     2.03     1.40 - 2.20       0.09 - 18.94

  Travelers Quality Bond Portfolio               2003     7,405   1.061 - 1.220    8,977     4.28     1.40 - 2.20        2.21 - 5.54
                                                 2002     8,354   1.146 - 1.156    9,644     8.16     1.40 - 1.80        3.90 - 4.33
                                                 2001     6,981   1.103 - 1.108    7,728     3.19     1.40 - 1.80        1.38 - 5.62
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio             2003     1,733   0.818 - 1.228    1,477       --     1.40 - 2.20       3.36 - 37.14
                                                 2002     1,207   0.644 - 0.649      782       --     1.40 - 1.80  (25.29) - (24.88)
                                                 2001     1,825   0.862 - 0.864    1,574       --     1.40 - 1.80  (11.68) - (10.93)

  MFS Total Return Portfolio                     2003    57,705   1.077 - 1.221   69,732     2.54     1.40 - 2.40       0.19 - 20.09
                                                 2002    48,479   1.052 - 1.062   51,310     6.58     1.40 - 1.80    (6.98) - (6.60)
                                                 2001    36,037   1.131 - 1.137   40,887     2.89     1.40 - 1.80    (2.08) - (1.39)

  Pioneer Strategic Income Portfolio             2003       978   1.239 - 1.255    1,226     8.67     1.40 - 1.80      17.44 - 17.84
                                                 2002     1,110   1.055 - 1.065    1,181    20.67     1.40 - 1.80        3.94 - 4.41
                                                 2001     1,316   1.015 - 1.020    1,341     9.69     1.40 - 1.80        0.89 - 2.82
  SB Adjustable Rate Income Portfolio -
    Class I Shares                               2003       192   0.996 - 0.999      191     0.85     1.40 - 2.40      (0.30) - 0.00

  Smith Barney Aggressive Growth Portfolio       2003    59,945   1.135 - 1.256   68,824       --     1.40 - 2.25       5.58 - 37.35
                                                 2002    56,265   0.859 - 0.867   48,577       --     1.40 - 1.80  (33.82) - (33.61)
                                                 2001    57,985   1.298 - 1.306   75,490       --     1.40 - 1.80    (5.59) - (1.21)

                                                                                           INVEST-     EXPENSE
                                                 YEAR              UNIT VALUE      NET     MENT(1)     RATIO(2)     TOTAL RETURN(3)
                                                ENDED    UNITS      LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31   (000S)    HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                ------   ------   -------------  -------  ---------   -----------   ---------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney High Income Portfolio             2003    18,911   1.033 - 1.262   20,255     9.13     1.40 - 2.25       0.27 - 25.81
                                                 2002    12,664   0.825 - 0.833   10,515    25.94     1.40 - 1.80    (4.95) - (4.58)
                                                 2001    11,100   0.868 - 0.873    9,673    12.15     1.40 - 1.80   (12.68) - (5.11)
  Smith Barney International All Cap
    Growth Portfolio                             2003    11,293   0.570 - 1.234    6,532     1.10     1.40 - 2.00      20.33 - 32.97
                                                 2002    11,632   0.455 - 0.459    5,327     0.79     1.40 - 1.80  (26.97) - (26.76)
                                                 2001    14,711   0.623 - 0.627    9,205       --     1.40 - 1.80  (32.32) - (15.97)

  Smith Barney Large Cap Value Portfolio         2003    21,186   0.920 - 1.212   19,661     1.73     1.40 - 2.20      19.57 - 26.51
                                                 2002    23,053   0.734 - 0.742   17,022     3.83     1.40 - 1.80  (26.75) - (26.39)
                                                 2001    23,516   1.002 - 1.008   23,648     1.47     1.40 - 1.80    (9.63) - (7.95)
  Smith Barney Large Capitalization
    Growth Portfolio                             2003    46,327   0.918 - 1.371   43,289     0.02     1.40 - 2.25       3.17 - 47.74
                                                 2002    45,057   0.634 - 0.640   28,730     0.34     1.40 - 1.80  (26.11) - (25.84)
                                                 2001    47,413   0.858 - 0.863   40,802       --     1.40 - 1.80   (13.93) - (6.31)

  Smith Barney Mid Cap Core Portfolio            2003    16,569   1.158 - 1.245   20,229       --     1.40 - 2.25       0.96 - 36.18
                                                 2002    17,313   0.950 - 0.959   16,544     0.09     1.40 - 1.80  (20.57) - (20.28)
                                                 2001    16,511   1.196 - 1.203   19,806       --     1.40 - 1.80   (11.39) - (0.74)

  Smith Barney Money Market Portfolio            2003    32,260   0.984 - 1.066   34,143     0.67     1.40 - 2.40    (1.40) - (0.10)
                                                 2002    55,425   1.063 - 1.074   59,288     1.26     1.40 - 1.80    (0.56) - (0.09)
                                                 2001    59,728   1.069 - 1.075   64,113     3.29     1.40 - 1.80        1.03 - 2.19

  Strategic Equity Portfolio                     2003    30,309   0.668 - 1.262   20,690       --     1.40 - 2.20       6.07 - 33.97
                                                 2002    31,794   0.513 - 0.519   16,433     0.55     1.40 - 1.80  (34.82) - (34.47)
                                                 2001    39,843   0.787 - 0.792   31,474     0.20     1.40 - 1.80  (14.81) - (13.94)

  Travelers Managed Income Portfolio             2003    18,777   1.028 - 1.203   22,277     4.33     1.40 - 2.40      (0.10) - 6.93
                                                 2002    16,233   1.114 - 1.125   18,202    12.18     1.40 - 1.80        0.36 - 0.81
                                                 2001    12,090   1.110 - 1.116   13,466     4.10     1.40 - 1.80        1.00 - 5.18

  Van Kampen Enterprise Portfolio                2003     7,053   0.641 - 1.192    4,587     0.15     1.40 - 2.25       2.73 - 23.85
                                                 2002     7,590   0.519 - 0.524    3,965     0.72     1.40 - 1.80  (30.61) - (30.41)
                                                 2001     8,537   0.748 - 0.753    6,411       --     1.40 - 1.80   (22.54) - (6.35)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares           2003     4,051   0.926 - 1.252    3,934     0.62     1.40 - 2.20      25.58 - 31.61
                                                 2002     2,582   0.721 - 0.726    1,869     0.41     1.40 - 1.80   (20.86) - (9.85)
                                                 2001     1,025   0.911 - 0.914      936       --     1.40 - 1.80   (10.77) - (7.03)

  Emerging Growth Portfolio - Class I Shares     2003    29,344   0.687 - 1.200   20,412       --     1.40 - 2.40       2.58 - 27.12
                                                 2002    33,251   0.549 - 0.555   18,375     0.37     1.40 - 1.80  (33.78) - (33.45)
                                                 2001    37,956   0.829 - 0.834   31,551     0.11     1.40 - 1.80  (32.58) - (19.14)

  Enterprise Portfolio - Class II Shares         2003       665   0.773 - 1.193      548     0.22     1.40 - 2.20       9.05 - 23.93
                                                 2002       453   0.626 - 0.631      285     0.13     1.40 - 1.80  (30.91) - (30.51)
                                                 2001        44   0.906 - 0.908       40       --     1.40 - 1.80      (4.83) - 9.69
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                      2003     1,932   0.960 - 1.359    1,986       --     1.40 - 2.25       2.07 - 54.61
                                                 2002     1,494   0.688 - 0.693    1,033       --     1.40 - 1.80  (27.04) - (26.67)
                                                 2001       418   0.943 - 0.945      395       --     1.40 - 1.80    (8.79) - (1.36)

                                                                                           INVEST-     EXPENSE
                                                 YEAR              UNIT VALUE      NET     MENT(1)     RATIO(2)     TOTAL RETURN(3)
                                                ENDED    UNITS      LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31   (000S)    HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                ------   ------   -------------  -------  ---------   -----------   ---------------
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class        2003    16,912   1.009 - 1.250   17,398     0.35     1.40 - 2.40       0.00 - 33.65
                                                 2002    16,898   0.800 - 0.808   13,602     0.73     1.40 - 1.80  (11.11) - (10.72)
                                                 2001    17,201   0.900 - 0.905   15,523     0.70     1.40 - 1.80   (13.78) - (5.84)

  Contrafund(R) Portfolio - Service Class 2      2003     6,028   0.886 - 1.248    5,560     0.29     1.40 - 2.20      26.03 - 32.17
                                                 2002     5,617   0.703 - 0.710    3,981     0.68     1.40 - 1.80  (11.24) - (10.80)
                                                 2001     4,520   0.792 - 0.796    3,596     0.54     1.40 - 1.80   (13.90) - (2.69)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                            2003       157   0.937 - 1.170      150       --     1.40 - 1.80      22.64 - 26.49
                                                 2002       112   0.764 - 0.769       86     0.25     1.40 - 1.80    (9.35) - (8.78)
                                                 2001        26   0.841 - 0.843       22       --     1.40 - 1.80      (3.33) - 2.69

  Mid Cap Portfolio - Service Class 2            2003     5,541   1.196 - 1.339    6,985     0.16     1.40 - 2.40       2.66 - 46.33
                                                 2002     2,080   0.906 - 0.912    1,892     0.22     1.40 - 1.80  (11.61) - (10.36)
                                                 2001       191   1.025 - 1.028      196       --     1.40 - 1.80        3.32 - 3.96

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                               CAPITAL APPRECIATION             MONEY MARKET            AIM V.I. PREMIER EQUITY
                                                      FUND                       PORTFOLIO                  FUND - SERIES I
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    15,059,148     20,167,712     15,252,080     13,379,323      3,223,245      1,724,822
Accumulation units purchased and
  transferred from other funding options     1,428,475      3,736,781     19,383,224     25,518,038        409,528      2,086,936
Accumulation units redeemed and
  transferred to other funding options .    (3,711,581)    (8,845,345)   (21,457,991)   (23,645,281)      (297,490)      (588,513)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    12,776,042     15,059,148     13,177,313     15,252,080      3,335,283      3,223,245
                                          ============   ============   ============   ============   ============   ============

                                               ALLIANCEBERNSTEIN              ALLIANCEBERNSTEIN
                                               GROWTH AND INCOME               PREMIER GROWTH             GLOBAL GROWTH FUND -
                                              PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            CLASS 2 SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................       692,339             --     50,026,178     62,370,482     36,749,579     30,544,259
Accumulation units purchased and
  transferred from other funding options     1,470,089        884,139      2,322,675      4,780,397      8,777,825     10,561,793
Accumulation units redeemed and
  transferred to other funding options .      (295,361)      (191,800)    (8,314,857)   (17,124,701)    (2,408,931)    (4,356,473)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     1,867,067        692,339     44,033,996     50,026,178     43,118,473     36,749,579
                                          ============   ============   ============   ============   ============   ============

                                                  GROWTH FUND -              GROWTH-INCOME FUND -          EMERGING MARKETS
                                                 CLASS 2 SHARES                CLASS 2 SHARES                  PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    78,514,287     67,039,900     62,908,454     47,460,673        680,921      1,163,272
Accumulation units purchased and
  transferred from other funding options    19,971,624     23,309,899     21,458,931     24,750,956        182,641        381,327
Accumulation units redeemed and
  transferred to other funding options .    (6,998,299)   (11,835,512)    (6,064,032)    (9,303,175)       (81,645)      (863,678)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    91,487,612     78,514,287     78,303,353     62,908,454        781,917        680,921
                                          ============   ============   ============   ============   ============   ============

                                                                                DREYFUS VIF                   DREYFUS VIF
                                                DELAWARE VIP REIT         APPRECIATION PORTFOLIO -         DEVELOPING LEADERS
                                             SERIES - STANDARD CLASS          INITIAL SHARES           PORTFOLIO - INITIAL SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     2,363,821        707,287      1,853,156      1,093,613      5,189,909      4,381,552
Accumulation units purchased and
  transferred from other funding options     1,681,061      2,324,426      1,193,779      1,629,484      1,995,307      1,908,505
Accumulation units redeemed and
  transferred to other funding options .    (1,532,725)      (667,892)      (715,079)      (869,941)    (1,119,943)    (1,100,148)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     2,512,157      2,363,821      2,331,856      1,853,156      6,065,273      5,189,909
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                               MUTUAL SHARES             TEMPLETON DEVELOPING
                                               FRANKLIN SMALL CAP            SECURITIES FUND -         MARKETS SECURITIES FUND -
                                             FUND - CLASS 2 SHARES             CLASS 2 SHARES               CLASS 2 SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    12,521,478     13,776,360      1,235,964             --             --             --
Accumulation units purchased and
  transferred from other funding options     1,757,990      2,382,684      3,372,019      1,371,277        666,014             --
Accumulation units redeemed and
  transferred to other funding options .    (1,626,949)    (3,637,566)      (438,111)      (135,313)       (50,408)            --
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    12,652,519     12,521,478      4,169,872      1,235,964        615,606             --
                                          ============   ============   ============   ============   ============   ============

                                                TEMPLETON FOREIGN             TEMPLETON GROWTH
                                                SECURITIES FUND -             SECURITIES FUND -             APPRECIATION
                                                 CLASS 2 SHARES                CLASS 2 SHARES                 PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    13,620,410     14,038,536        226,578             --     20,868,510     14,332,686
Accumulation units purchased and
  transferred from other funding options     3,635,978     18,237,955        782,107        228,690      5,977,356     10,063,360
Accumulation units redeemed and
  transferred to other funding options .    (2,940,162)   (18,656,081)       (27,437)        (2,112)    (2,359,445)    (3,527,536)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    14,316,226     13,620,410        981,248        226,578     24,486,421     20,868,510
                                          ============   ============   ============   ============   ============   ============

                                                                               EQUITY INDEX                  EQUITY INDEX
                                             DIVERSIFIED STRATEGIC              PORTFOLIO -                   PORTFOLIO -
                                                INCOME PORTFOLIO              CLASS I SHARES                CLASS II SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    13,853,546     13,582,577    681,112,650    563,953,089     29,146,617     25,303,418
Accumulation units purchased and
  transferred from other funding options     4,399,224      3,075,523    141,769,177    150,548,025      6,517,148      8,732,686
Accumulation units redeemed and
  transferred to other funding options .    (2,345,646)    (2,804,554)   (32,699,370)   (33,388,464)    (4,016,805)    (4,889,487)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    15,907,124     13,853,546    790,182,457    681,112,650     31,646,960     29,146,617
                                          ============   ============   ============   ============   ============   ============

                                                                                                            SALOMON BROTHERS
                                                                              SALOMON BROTHERS             VARIABLE GROWTH &
                                               FUNDAMENTAL VALUE          VARIABLE EMERGING GROWTH           INCOME FUND -
                                                   PORTFOLIO               FUND - CLASS I SHARES             CLASS I SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    36,319,685     25,758,263         90,551             --         45,849             --
Accumulation units purchased and
  transferred from other funding options     6,911,577     17,643,764        990,052         90,567        739,494         63,418
Accumulation units redeemed and
  transferred to other funding options .    (5,511,164)    (7,082,342)      (252,837)           (16)       (29,254)       (17,569)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    37,720,098     36,319,685        827,766         90,551        756,089         45,849
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                            GLOBAL LIFE SCIENCES          GLOBAL TECHNOLOGY
                                              BALANCED PORTFOLIO -               PORTFOLIO -                  PORTFOLIO -
                                                SERVICE SHARES                 SERVICE SHARES               SERVICE SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     6,659,003      6,485,068      2,448,556      2,724,658      4,875,374      5,314,674
Accumulation units purchased and
  transferred from other funding options     1,647,069      1,810,812        166,843        337,664        658,940        879,933
Accumulation units redeemed and
  transferred to other funding options .    (1,468,125)    (1,636,877)      (383,023)      (613,766)    (1,425,667)    (1,319,233)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     6,837,947      6,659,003      2,232,376      2,448,556      4,108,647      4,875,374
                                          ============   ============   ============   ============   ============   ============

                                                 MID CAP GROWTH               WORLDWIDE GROWTH            LAZARD RETIREMENT
                                                   PORTFOLIO -                   PORTFOLIO -                  SMALL CAP
                                                 SERVICE SHARES                SERVICE SHARES                 PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    16,045,642     22,206,132      7,831,038     10,024,200             --             --
Accumulation units purchased and
  transferred from other funding options       989,628      6,752,764      6,723,725      8,116,042        843,643             --
Accumulation units redeemed and
  transferred to other funding options .    (2,456,158)   (12,913,254)    (7,680,731)   (10,309,204)        (8,724)            --
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    14,579,112     16,045,642      6,874,032      7,831,038        834,919             --
                                          ============   ============   ============   ============   ============   ============

                                                                                                              MERRILL LYNCH
                                               GROWTH AND INCOME              MID-CAP VALUE              SMALL CAP VALUE V.I.
                                                   PORTFOLIO                    PORTFOLIO                   FUND - CLASS III
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     1,303,458             --      1,828,841             --         32,572             --
Accumulation units redeemed and
  transferred to other funding options .       (14,893)            --        (18,205)            --             --             --
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     1,288,565             --      1,810,636             --         32,572             --
                                          ============   ============   ============   ============   ============   ============

                                                  REAL RETURN                   TOTAL RETURN              PUTNAM VT DISCOVERY
                                                  PORTFOLIO -                   PORTFOLIO -                  GROWTH FUND -
                                              ADMINISTRATIVE CLASS          ADMINISTRATIVE CLASS            CLASS IB SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................            --             --     43,074,176      8,945,430        456,141        243,035
Accumulation units purchased and
  transferred from other funding options     1,750,590             --     23,926,228     44,025,198        104,670        389,253
Accumulation units redeemed and
  transferred to other funding options .      (108,185)            --    (20,955,897)    (9,896,452)       (80,254)      (176,147)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     1,642,405             --     46,044,507     43,074,176        480,557        456,141
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                 PUTNAM VT
                                                    PUTNAM VT                    SMALL CAP
                                              INTERNATIONAL EQUITY              VALUE FUND -                ALL CAP FUND -
                                             FUND - CLASS IB SHARES           CLASS IB SHARES                  CLASS I
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     5,324,503      1,088,655      6,061,389      2,040,520     23,449,980     17,891,929
Accumulation units purchased and
  transferred from other funding options    14,862,024    113,344,410      2,298,639      6,752,002      3,399,745     11,003,693
Accumulation units redeemed and
  transferred to other funding options .   (14,721,118)  (109,108,562)    (1,680,494)    (2,731,133)    (4,025,968)    (5,445,642)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     5,465,409      5,324,503      6,679,534      6,061,389     22,823,757     23,449,980
                                          ============   ============   ============   ============   ============   ============

                                                INVESTORS FUND -              LARGE CAP GROWTH             SMALL CAP GROWTH
                                                    CLASS I                    FUND - CLASS I               FUND - CLASS I
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    13,930,401     12,491,640         76,246             --      5,027,228      4,474,760
Accumulation units purchased and
  transferred from other funding options     2,134,644      5,104,111        546,408         76,278      1,922,440      3,363,249
Accumulation units redeemed and
  transferred to other funding options .    (1,833,458)    (3,665,350)       (42,248)           (32)      (963,948)    (2,810,781)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    14,231,587     13,930,401        580,406         76,246      5,985,720      5,027,228
                                          ============   ============   ============   ============   ============   ============

                                               SCUDDER VIT EAFE(R)              SCUDDER VIT                  SMITH BARNEY
                                               EQUITY INDEX FUND -         SMALL CAP INDEX FUND -              LARGE CAP
                                                 CLASS A SHARES                CLASS A SHARES               CORE PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     2,669,391      2,627,709      6,300,317      6,993,736        790,956        292,267
Accumulation units purchased and
  transferred from other funding options       312,506        445,737        432,894        649,596        561,146        590,990
Accumulation units redeemed and
  transferred to other funding options .      (188,835)      (404,055)      (962,801)    (1,343,015)      (318,684)       (92,301)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     2,793,062      2,669,391      5,770,410      6,300,317      1,033,418        790,956
                                          ============   ============   ============   ============   ============   ============

                                                  SMITH BARNEY                                            MULTIPLE DISCIPLINE
                                               PREMIER SELECTIONS          MULTIPLE DISCIPLINE           PORTFOLIO - BALANCED
                                                 ALL CAP GROWTH            PORTFOLIO - ALL CAP            ALL CAP GROWTH AND
                                                    PORTFOLIO                GROWTH AND VALUE                   VALUE
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     2,068,199        960,643        755,476             --        663,614             --
Accumulation units purchased and
  transferred from other funding options       670,583      1,378,370     14,730,704        757,469     10,802,453        667,563
Accumulation units redeemed and
  transferred to other funding options .      (908,585)      (270,814)      (265,640)        (1,993)      (426,946)        (3,949)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     1,830,197      2,068,199     15,220,540        755,476     11,039,121        663,614
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                              MULTIPLE DISCIPLINE
                                              PORTFOLIO - GLOBAL            MULTIPLE DISCIPLINE
                                              ALL CAP GROWTH AND           PORTFOLIO - LARGE CAP         CONVERTIBLE SECURITIES
                                                     VALUE                    GROWTH AND VALUE                 PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................       281,306             --         12,754             --      4,008,899      4,803,021
Accumulation units purchased and
  transferred from other funding options     1,507,272        282,034      1,798,336         13,475      1,324,264      1,302,325
Accumulation units redeemed and
  transferred to other funding options .       (80,642)          (728)       (87,385)          (721)      (819,783)    (2,096,447)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     1,707,936        281,306      1,723,705         12,754      4,513,380      4,008,899
                                          ============   ============   ============   ============   ============   ============

                                                  DISCIPLINED                                                  FEDERATED
                                                 MID CAP STOCK                 EQUITY INCOME                  HIGH YIELD
                                                   PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     2,227,855      1,977,669     17,682,681     16,858,163      2,855,748      1,484,245
Accumulation units purchased and
  transferred from other funding options       593,474        944,055      4,920,560      7,123,123      1,572,137      1,796,589
Accumulation units redeemed and
  transferred to other funding options .      (616,157)      (693,869)    (2,468,589)    (6,298,605)    (1,731,707)      (425,086)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     2,205,172      2,227,855     20,134,652     17,682,681      2,696,178      2,855,748
                                          ============   ============   ============   ============   ============   ============

                                                FEDERATED STOCK                  LARGE CAP                LAZARD INTERNATIONAL
                                                   PORTFOLIO                     PORTFOLIO                   STOCK PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................       925,603        834,470     13,021,962     14,595,948      1,755,630      1,496,607
Accumulation units purchased and
  transferred from other funding options       537,589        348,872      3,548,935      2,476,145      1,154,136      5,863,925
Accumulation units redeemed and
  transferred to other funding options .      (143,687)      (257,739)    (2,730,771)    (4,050,131)      (258,309)    (5,604,902)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     1,319,505        925,603     13,840,126     13,021,962      2,651,457      1,755,630
                                          ============   ============   ============   ============   ============   ============

                                                 MERRILL LYNCH
                                                 LARGE CAP CORE                 MFS EMERGING                   MFS MID CAP
                                                    PORTFOLIO                 GROWTH PORTFOLIO              GROWTH PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    10,686,276     11,521,999     20,039,182     24,922,272      5,589,310      5,333,591
Accumulation units purchased and
  transferred from other funding options       502,514      1,582,170      1,738,310      2,114,613        907,189      2,875,219
Accumulation units redeemed and
  transferred to other funding options .    (1,290,565)    (2,417,893)    (3,377,760)    (6,997,703)    (1,041,561)    (2,619,500)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     9,898,225     10,686,276     18,399,732     20,039,182      5,454,938      5,589,310
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                 PIONEER FUND               TRAVELERS QUALITY                 AIM CAPITAL
                                                   PORTFOLIO                  BOND PORTFOLIO             APPRECIATION PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................            --             --      8,353,560      6,980,999      1,207,479      1,824,973
Accumulation units purchased and
  transferred from other funding options       156,381             --      3,585,731      3,945,351        785,260        661,743
Accumulation units redeemed and
  transferred to other funding options .       (18,103)            --     (4,534,778)    (2,572,790)      (260,035)    (1,279,237)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................       138,278             --      7,404,513      8,353,560      1,732,704      1,207,479
                                          ============   ============   ============   ============   ============   ============

                                                                                                         SB ADJUSTABLE RATE
                                                MFS TOTAL RETURN              PIONEER STRATEGIC          INCOME PORTFOLIO -
                                                   PORTFOLIO                  INCOME PORTFOLIO             CLASS I SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    48,479,358     36,036,934      1,109,919      1,316,118             --             --
Accumulation units purchased and
  transferred from other funding options    17,832,824     22,575,394        146,790        470,876        191,854             --
Accumulation units redeemed and
  transferred to other funding options .    (8,584,823)   (10,111,297)      (278,924)      (677,075)          (275)            --
Annuity units ..........................       (21,923)       (21,673)            --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    57,705,436     48,479,358        977,785      1,109,919        191,579             --
                                          ============   ============   ============   ============   ============   ============

                                                  SMITH BARNEY                  SMITH BARNEY                    SMITH BARNEY
                                               AGGRESSIVE GROWTH                HIGH INCOME                INTERNATIONAL ALL CAP
                                                   PORTFOLIO                     PORTFOLIO                   GROWTH PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    56,265,014     57,985,165     12,663,700     11,099,921     11,631,840     14,710,695
Accumulation units purchased and
  transferred from other funding options    15,593,474     26,997,549     13,267,048      7,113,976     22,760,546    147,670,557
Accumulation units redeemed and
  transferred to other funding options .   (11,913,845)   (28,717,700)    (7,019,482)    (5,550,197)   (23,099,104)  (150,749,412)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    59,944,643     56,265,014     18,911,266     12,663,700     11,293,282     11,631,840
                                          ============   ============   ============   ============   ============   ============

                                                  SMITH BARNEY                  SMITH BARNEY                SMITH BARNEY
                                                LARGE CAP VALUE             LARGE CAPITALIZATION            MID CAP CORE
                                                   PORTFOLIO                  GROWTH PORTFOLIO                PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    23,052,671     23,516,277     45,057,461     47,413,067     17,313,346     16,510,846
Accumulation units purchased and
  transferred from other funding options     1,863,268      4,835,747      5,857,830      8,608,960      2,494,149      4,759,676
Accumulation units redeemed and
  transferred to other funding options .    (3,730,245)    (5,299,353)    (4,588,742)   (10,964,566)    (3,238,904)    (3,957,176)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    21,185,694     23,052,671     46,326,549     45,057,461     16,568,591     17,313,346
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                  SMITH BARNEY
                                                  MONEY MARKET                STRATEGIC EQUITY             TRAVELERS MANAGED
                                                    PORTFOLIO                    PORTFOLIO                 INCOME PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................    55,424,604     59,727,877     31,794,376     39,843,073     16,232,679     12,089,642
Accumulation units purchased and
  transferred from other funding options    33,573,477    236,315,560      2,654,954      3,915,968      5,268,577      8,126,398
Accumulation units redeemed and
  transferred to other funding options .   (56,738,420)  (240,618,833)    (4,140,774)   (11,964,665)    (2,724,013)    (3,983,361)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................    32,259,661     55,424,604     30,308,556     31,794,376     18,777,243     16,232,679
                                          ============   ============   ============   ============   ============   ============

                                                                                                           EMERGING GROWTH
                                                   VAN KAMPEN                COMSTOCK PORTFOLIO -             PORTFOLIO -
                                              ENTERPRISE PORTFOLIO             CLASS II SHARES              CLASS I SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     7,590,346      8,537,158      2,581,542      1,025,285     33,251,424     37,955,732
Accumulation units purchased and
  transferred from other funding options       307,588        964,861      1,926,925      2,202,856        861,153      3,202,604
Accumulation units redeemed and
  transferred to other funding options .      (845,114)    (1,911,673)      (457,512)      (646,599)    (4,768,828)    (7,906,912)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     7,052,820      7,590,346      4,050,955      2,581,542     29,343,749     33,251,424
                                          ============   ============   ============   ============   ============   ============

                                                                               SMITH BARNEY                  CONTRAFUND(R)
                                             ENTERPRISE PORTFOLIO -          SMALL CAP GROWTH                 PORTFOLIO -
                                                 CLASS II SHARES          OPPORTUNITIES PORTFOLIO            SERVICE CLASS
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................       453,304         44,320      1,494,127        417,605     16,898,279     17,200,551
Accumulation units purchased and
  transferred from other funding options       314,370        467,167        969,567      6,050,364      2,753,649      2,884,305
Accumulation units redeemed and
  transferred to other funding options .      (102,550)       (58,183)      (531,299)    (4,973,842)    (2,739,599)    (3,186,577)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................       665,124        453,304      1,932,395      1,494,127     16,912,329     16,898,279
                                          ============   ============   ============   ============   ============   ============

                                                 CONTRAFUND(R)                DYNAMIC CAPITAL                  MID CAP
                                                  PORTFOLIO -            APPRECIATION PORTFOLIO -            PORTFOLIO -
                                                SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  beginning of year ....................     5,617,443      4,520,009        111,688         25,806      2,079,761        190,746
Accumulation units purchased and
  transferred from other funding options     1,225,914      1,715,514         47,760         86,025      4,128,924      2,234,556
Accumulation units redeemed and
  transferred to other funding options .      (815,434)      (618,080)        (2,809)          (143)      (668,100)      (345,541)
Annuity units ..........................            --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ..........................     6,027,923      5,617,443        156,639        111,688      5,540,585      2,079,761
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                        COMBINED
                                           --------------------------------
                                                 2003              2002
                                           --------------    --------------
Accumulation and annuity units
  beginning of year ....................    1,707,813,712     1,508,383,664
Accumulation units purchased and
  transferred from other funding options      509,116,417     1,043,284,316
Accumulation units redeemed and
  transferred to other funding options .     (322,682,737)     (843,832,595)
Annuity units ..........................          (21,923)          (21,673)
                                           --------------    --------------

Accumulation and annuity units
  end of year ..........................    1,894,225,469     1,707,813,712
                                           ==============    ==============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Life and Annuity Company and
Owners of Variable Annuity Contracts of The Travelers Fund BD IV for Variable
Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD IV for Variable Annuities as of December 31, 2003 and the related statements of operations and for the year then ended and the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD IV for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                  /s/ KPMG LLP

Hartford, Connecticut
March 12, 2004

                       This page intentionally left blank

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund BD IV for Variable Annuities or shares of Fund BD IV's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund BD IV for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.



FNDBDIV (Annual) (12-03) Printed in U.S.A.


                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)


FOR THE YEAR ENDED DECEMBER 31,                                                         2003               2002               2001
                                                                                        ----               ----               ----
REVENUES
Premiums                                                                              $  40,866         $  42,893         $  39,222
Net investment income                                                                   356,463           311,946           251,054
Realized investment gains (losses)                                                       (7,202)          (30,584)           26,144
Fee income                                                                              237,366           189,686           173,113
Other revenues                                                                           18,834            19,530            14,317
------------------------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                     646,327           533,471           503,850
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                    89,729            94,513            88,842
Interest credited to contractholders                                                    216,952           180,610           125,880
Amortization of deferred acquisition costs                                              136,310            66,972            89,475
General and administrative expenses                                                      49,288            32,352            23,404
------------------------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                        492,279           374,447           327,601
------------------------------------------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                                       154,048           159,024           176,249
------------------------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                             73,423           (31,143)          (19,007)
     Deferred                                                                           (38,835)           86,797            80,096
------------------------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                          34,588            55,654            61,089
------------------------------------------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                                          119,460           103,370           115,160

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax
                                                                                             --                --               (62)
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                            $ 119,460         $ 103,370         $ 115,098
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ IN THOUSANDS)


AT DECEMBER 31,                                                                                        2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $130,895 and
     $144,284 subject to securities lending agreements) (cost $5,033,778
     and $4,385,801)                                                                                $ 5,357,225          $ 4,520,299
Equity securities, at fair value (cost $8,253 and $14,939)                                                8,307               14,495
Mortgage loans                                                                                          135,347              134,078
Short-term securities                                                                                   195,279              475,365
Other invested assets                                                                                   392,638              384,616
------------------------------------------------------------------------------------------------------------------------------------
      Total Investments                                                                               6,088,796            5,528,853
------------------------------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred acquisition costs                                                                            1,279,118            1,064,118
Premiums and fees receivable                                                                             67,272               59,636
Other assets                                                                                            312,546              179,558
------------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                   $17,438,187          $13,694,174
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                                   $ 1,097,704          $ 1,145,692
Contractholder funds                                                                                  4,511,813            3,886,083
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred federal income taxes                                                                           224,821              199,350
Other liabilities                                                                                       514,718              441,249
------------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                               16,039,511           12,534,383
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
     30,000 issued and outstanding                                                                        3,000                3,000
Additional paid-in capital                                                                              417,316              417,316
Retained earnings                                                                                       763,994              644,534
Accumulated other changes in equity from nonowner sources                                               214,366               94,941
------------------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                       1,398,676            1,159,791
------------------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                     $17,438,187          $13,694,174
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)


                                                                                                  FOR THE YEAR ENDED
                                                                                                      DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                                         2003                 2002               2001
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $     3,000          $    3,000         $   3,000
Changes in common stock                                                                    --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $     3,000          $    3,000         $   3,000
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $   417,316          $  417,316         $ 417,316
Capital contributed by parent                                                              --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   417,316          $  417,316         $ 417,316
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $   644,534          $  541,164         $ 426,066
Net income                                                                            119,460             103,370           115,098
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   763,994          $  644,534         $ 541,164
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $    94,941          $   16,084         $  13,622
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax                               --                  --                62
Unrealized gains (losses), net of tax                                                 120,993              73,750              (924)
Derivative instrument hedging activity gains (losses),
    net of tax                                                                         (1,568)              5,107             3,324
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   214,366          $   94,941         $  16,084
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Net income                                                                        $   119,460          $  103,370         $ 115,098
Other changes in equity from nonowner sources                                         119,425              78,857             2,462
------------------------------------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                                     $   238,885          $  182,227         $ 117,560
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $ 1,159,791          $  977,564         $ 860,004
Changes in total shareholder's equity                                                 238,885             182,227           117,560
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $ 1,398,676          $1,159,791         $ 977,564
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)


FOR THE YEARS ENDED DECEMBER 31,                                                           2003            2002             2001
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                               $    43,903      $    43,490      $    37,915
     Net investment income received                                                       319,629          276,813          211,179
     Fee and other income received                                                        265,410          238,970          211,885
     Benefits and claims paid                                                            (105,867)        (103,513)        (103,224)
     Interest paid to contractholders                                                    (216,952)        (180,610)        (125,880)
     Operating expenses paid                                                             (437,335)        (343,932)        (354,506)
     Income taxes (paid) received                                                        (134,927)          88,888           45,257
     Other                                                                                 41,239          (21,047)         (31,175)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Operating Activities                                           (224,900)            (941)        (108,549)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                                 519,960          255,009           97,712
         Mortgage loans                                                                    22,628           36,193           20,941
     Proceeds from sales of investments
         Fixed maturities                                                               1,657,663        1,689,931          938,987
         Equity securities                                                                  7,769           35,556            6,363
         Real estate held for sale                                                            794               --              (36)
     Purchases of investments
         Fixed maturities                                                              (2,823,940)      (3,018,069)      (2,022,618)
         Equity securities                                                                 (3,506)         (35,735)          (2,274)
         Mortgage loans                                                                   (27,456)         (44,632)         (14,494)
     Policy loans, net                                                                        665          (11,201)          (3,395)
     Short-term securities (purchases) sales, net                                         280,086         (268,606)          40,618
     Other investment (purchases) sales, net                                              (45,906)         (20,915)          (6,334)
     Securities transactions in course of settlement, net                                  (3,561)         117,806           64,698
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                                           (414,804)      (1,264,663)        (879,832)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                         913,546        1,486,056        1,178,421
     Contractholder fund withdrawals                                                     (287,816)        (224,542)        (185,464)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                        625,730        1,261,514          992,957
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                           (13,974)          (4,090)           4,576
Cash at beginning of year                                                                  15,424           19,514           14,938
------------------------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $     1,450      $    15,424      $    19,514
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On March 27, 2002, Travelers Property Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution of the majority of its remaining interest in TPC to Citigroup Stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup. TIC has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46). FIN 46 changes the method of determining whether certain entities, including securitization entities, should be included in the Company's financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect on the Company's balance sheet will be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, entities may be identified that would need to be consolidated.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

     The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002.

     SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged. The adoption of SFAS 123 did not have a significant impact on the Company's financial statements.

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of adopting SFAS 133 was an after-tax charge of $62 thousand included in net income and an after-tax benefit of $62 thousand included in accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment of Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. The adoption of EITF 99-20 had no effect on the Company's financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in the assumptions could affect the fair values of investments. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Other invested assets include trading securities, partnership investments and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company's fair value hedges are primarily of available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     SEPARATE ACCOUNTS

     The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life, universal life (UL) and deferred annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

     All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.07% to 7.85% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 5.8%.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent deposits from the issuance of UL pension investment and certain deferred annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to universal life range from 4.0% to 5.95%, with a weighted average interest rate of 5.01%.

     Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 1.0 % to 7.75% with a weighted average interest rate of 5.35%.

     GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


2.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair values of investments in fixed maturities were as follows:


                                                                                            GROSS          GROSS
       DECEMBER 31, 2003                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  644,362        $ 18,352        $ 1,598        $  661,116

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        192,271           4,756            731           196,296

     Obligations of states and political
     subdivisions                                                            52,867           6,151             --            59,018

     Debt securities issued by foreign
     governments                                                             57,656           3,386             83            60,959

     All other corporate bonds                                            3,179,328         240,472          5,329         3,414,471

     All other debt securities                                              903,211          59,113          3,105           959,219

     Redeemable preferred stock                                               4,083           2,155             92             6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $5,033,778        $334,385        $10,938        $5,357,225
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            GROSS          GROSS
       DECEMBER 31, 2002                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  423,318        $ 21,809        $    90        $  445,037

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        217,602           5,958          2,115           221,445

     Obligations of states and political
     subdivisions                                                            49,472           7,170             --            56,642

     Debt securities issued by foreign
     governments                                                             21,530           2,146            296            23,380

     All other corporate bonds                                            2,932,069         157,225         82,175         3,007,119

     All other debt securities                                              737,215          35,255         10,926           761,544

     Redeemable preferred stock                                               4,595           1,785          1,248             5,132
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $4,385,801        $231,348        $96,850        $4,520,299
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of fixed maturities classified as available for sale were $1.7 billion, $1.7 billion and $939 million in 2003, 2002 and 2001, respectively. Gross gains of $48.2 million, $85.6 million

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     and $67.0 million and gross losses of $52.4 million, $29.9 million and $22.4 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $10.2 million, $66.9 million and $11.5 million were realized due to other-than-temporary losses in value in 2003, 2002 and 2001, respectively. Impairment activity increased significantly in 2002. These prior year impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $1.0 billion and $840.4 million at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------
                                                 AMORTIZED          FAIR
($ IN THOUSANDS)                                    COST            VALUE
-------------------------------------------------------------------------------

MATURITY:
     Due in one year or less                     $  210,086      $  214,645
     Due after 1 year through 5 years             1,529,425       1,634,709
     Due after 5 years through 10 years           1,821,121       1,963,235
     Due after 10 years                             828,784         883,520
-------------------------------------------------------------------------------
                                                  4,389,416       4,696,109
-------------------------------------------------------------------------------

     Mortgage-backed securities                     644,362         661,116
-------------------------------------------------------------------------------
         Total Maturity                          $5,033,778      $5,357,225
-------------------------------------------------------------------------------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $332.4 million and $265.5 million, respectively. Approximately 34% and 33%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $327.7 million and $177.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note 11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $154.0 million and $149.0 million, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002, respectively.

     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              GROSS          GROSS
                                                                                            UNREALIZED     UNREALIZED        FAIR
        ($ IN THOUSANDS)                                                      COST            GAINS          LOSSES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2003
     Common stocks                                                           $ 1,645           $343           $249           $ 1,739
     Non-redeemable preferred stocks                                           6,608             30             70             6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $ 8,253           $373           $319           $ 8,307
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2002
     Common stocks                                                           $ 2,599           $ 37           $699           $ 1,937
     Non-redeemable preferred stocks                                          12,340            394            176            12,558
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $14,939           $431           $875           $14,495
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $7.8 million, $35.6 million and $6.4 million in 2003, 2002 and 2001, respectively. Gross gains and losses on sales and impairments were insignificant.

     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11.3 million. Of the $11.3 million, $9.2 million represents

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     NOTES TO CONDENSED FINANCIAL STATEMENTS
                                   (CONTINUED)


     fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 87% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $1.8 million and 32% of these are rated investment grade. The gross unrealized loss on equity securities was $.3 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                        Gross Unrealized Losses
                                                                        -----------------------
                                                                 Less Than One Year      One Year or Longer             Total
                                                           -------------------------------------------------------------------------
                                                                               Gross                  Gross                    Gross
                                                                  Fair    Unrealized      Fair   Unrealized         Fair  Unrealized
($ IN THOUSANDS)                                                 Value        Losses     Value       Losses        Value      Losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                                   $142,683        $1,598   $    --       $   --     $142,683     $ 1,598
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                            132,402           731        --           --      132,402         731
Debt securities issued by foreign governments                    2,183            83        --           --        2,183          83
All other corporate bonds                                      237,621         4,266    19,461        1,063      257,082       5,329
All other debt securities                                      122,769         2,461    20,054          644      142,823       3,105
Redeemable preferred stock                                         650            41       659           51        1,309          92
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                        $638,308        $9,180   $40,174       $1,758     $678,482     $10,938
Equity securities                                             $  2,642        $   56   $   946       $  263     $  3,588     $   319
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS

     At December 31, 2003 and 2002, the Company's mortgage loan portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN THOUSANDS)                                 2003           2002
     ---------------------------------------------------------------------------
     Current Mortgage Loans                         $135,347       $130,303
     Underperforming Mortgage Loans                       --          3,775
     ---------------------------------------------------------------------------
          Total                                     $135,347       $134,078
     ---------------------------------------------------------------------------

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     ---------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN THOUSANDS)
     ---------------------------------------------------------------
     2004                                                 $ 11,301
     2005                                                    6,137
     2006                                                   27,827
     2007                                                    5,155
     2008                                                    5,804
     Thereafter                                             79,123
     ---------------------------------------------------------------
          Total                                           $135,347
     ===============================================================

     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     ------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003          2002
     ------------------------------------------------------------------------
     Private equity and arbitrage investments            $203          $142
     Derivatives                                          115           162
     Trading Securities                                    33            27
     Policy Loans                                          27            28
     Real estate investments                               15            26
     ------------------------------------------------------------------------
     Total                                               $393          $385
     ------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     CONCENTRATIONS

     The Company participates in a short-term investment pool maintained by TIC. See Note 11.

     The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

        -------------------------------------------------------------------
        ($ IN THOUSANDS)                            2003          2002
        -------------------------------------------------------------------
        Finance                                    $555,067     $562,179
        Electric Utilities                          454,960      512,950
        Banking                                     364,094      265,442
        Media                                       354,213      324,008
        Telecommunications                          287,955      304,171
        Insurance                                   261,198      200,525
        -------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $152 million and $147 million at December 31, 2003 and 2002, respectively, which are included in the table above.

     The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $157 million and $109 million in Electric Utilities, $31 million and $35 million in Media, and $34 million and $53 million in Telecommunications at December 31, 2003 and 2002, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade assets were $506 million and $414 million at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

         ($ IN THOUSANDS)
        -------------------------------------------------------------------
        At December 31,                                  2003         2002
        -------------------------------------------------------------------
        STATE
        -----
        California                                    $34,304      $42,169
        New York                                       30,766       22,636
        -------------------------------------------------------------------
        PROPERTY TYPE
        -------------
        Agricultural                                  $63,672      $79,075
        Office                                         61,812       44,094
        -------------------------------------------------------------------

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     RESTRUCTURED INVESTMENTS

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 2003 and 2002 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

     NET INVESTMENT INCOME


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME
       Fixed maturities                                                                 $316,790          $276,818          $217,813
       Other invested assets                                                              33,118            27,886            22,542
       Mortgage loans                                                                     10,931            10,578            11,327
       Other                                                                                 935             1,402             2,227
------------------------------------------------------------------------------------------------------------------------------------
            Total gross investment income                                                361,774           316,684           253,909
------------------------------------------------------------------------------------------------------------------------------------
     Investment expenses                                                                   5,311             4,738             2,855
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                              $356,463          $311,946          $251,054
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                    2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     REALIZED
       Fixed maturities                                                                $(14,361)         $(11,185)         $ 33,061
       Other invested assets                                                              8,152           (19,423)           (4,980)
       Mortgage loans                                                                      (886)              (61)             (707)
       Other                                                                               (107)               85            (1,230)
------------------------------------------------------------------------------------------------------------------------------------
         Total realized investment gains (losses)                                      $ (7,202)         $(30,584)         $ 26,144
------------------------------------------------------------------------------------------------------------------------------------


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002             2001
------------------------------------------------------------------------------------------------------------------------------------
     UNREALIZED
          Fixed maturities                                                             $ 188,949          $ 91,013         $ 14,761
          Other invested assets                                                           (2,805)           22,449          (16,182)
------------------------------------------------------------------------------------------------------------------------------------
              Total unrealized investment gains (losses)                                 186,144           113,462           (1,421)

          Related taxes                                                                   65,151            39,712             (497)
------------------------------------------------------------------------------------------------------------------------------------
          Change in unrealized investment gains (losses)                                 120,993            73,750             (924)
          Balance beginning of year                                                       86,448            12,698           13,622
------------------------------------------------------------------------------------------------------------------------------------
              Balance end of year                                                      $ 207,441          $ 86,448         $ 12,698
------------------------------------------------------------------------------------------------------------------------------------


3.   REINSURANCE

     The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT) coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of UL business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September, 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

     Total life insurance in-force ceded under reinsurance contracts was $35.0 billion and $29.3 billion at December 31, 2003 and 2002, including $4.5 million and $6.0 million, respectively to TIC. Total life

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     insurance premiums ceded were $24.9 million, $14.9 million and $11.9 million in 2003, 2002 and 2001, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $9.9 billion, including $5.4 billion or 55% which was reinsured, and $7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $887 million and $2.2 billion at December 31, 2003 and 2002, respectively. NAR included $816 million, or 92%, and $1.9 billion, or 86%, which was reinsured at December 31, 2003 and 2002, respectively.

4.   INTANGIBLE ASSETS

     The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by product type:


                                          Traditional   Deferred
($ IN MILLIONS)                              Life        Annuity           UL             Total
---------------------------------------------------------------------------------------------------
Beginning balance
January 1, 2002                            $  47.7       $  511.5       $  255.2       $    814.4

 Commissions and expenses deferred            16.5          169.4          130.8            316.7

 Amortization expense                         (8.9)         (72.6)          (9.3)           (90.8)
 Underlying lapse and interest rate
   assumptions                                  --           29.8             --             29.8
 Amortization related to FAS 91
   reassessment                                 --           (6.0)            --             (6.0)

---------------------------------------------------------------------------------------------------
Balance December 31, 2002                     55.3          632.1          376.7          1,064.1

Commissions and expenses deferred             14.3          172.1          164.9            351.3

Amortization expense                         (10.2)        (107.6)         (18.5)          (136.3)
---------------------------------------------------------------------------------------------------
Balance December 31, 2003                  $  59.4       $  696.6       $  523.1       $  1,279.1
---------------------------------------------------------------------------------------------------


     The value of insurance in force totaled $11.7 million and $12.5 million at December 31, 2003 and 2002, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2003, 2002 and 2001.

5.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $5.6 billion and $5.0 billion of life and annuity deposit funds and reserves, respectively. Of those totals, $1.6 billion were not subject to discretionary withdrawal based on contract terms for 2003 and 2002. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Included in the amounts that are subject to discretionary withdrawal were $2.6 billion and $2.4 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $1.3 billion and $.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.7% and 4.2%, respectively. The remaining $.1 billion in 2003, and $.1 billion in 2002, is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE


($ IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                                2003                  2002                   2001
------------------------------------------------------------------------------------------------------------------------------------
Income before federal income taxes                                           $ 154,048             $ 159,024             $ 176,249
Statutory tax rate                                                                  35%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------
Expected federal income taxes                                                   53,917                55,658                61,687
Tax effect of:
     Non-taxable investment income                                             (11,626)                   --                   (36)
     Tax reserve release                                                        (7,852)                   --                    --
     Other, net                                                                    149                     4                  (562)
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================
Effective tax rate                                                                  22%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------


COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                                                           $  72,983             $ (30,830)            $ (19,007)
     Foreign                                                                       440                  (313)                   --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                      73,423               (31,143)              (19,007)
------------------------------------------------------------------------------------------------------------------------------------
Deferred:
     United States                                                             (38,835)               86,797                80,096
     Foreign                                                                        --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                     (38,835)               86,797                80,096
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liabilities at December 31, 2003 and 2002 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


($ IN THOUSANDS)                                                                                       2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves                                                        $ 251,017             $ 151,454
     Other                                                                                              6,496                 2,286
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                        257,513               153,740
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Liabilities:
     Investments, net                                                                                (117,613)              (48,363)
     Deferred acquisition costs and value of insurance in force                                      (363,670)             (303,652)
     Other                                                                                             (1,051)               (1,075)
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                       (482,334)             (353,090)
------------------------------------------------------------------------------------------------------------------------------------
Net Deferred Tax Liability                                                                          $(224,821)            $(199,350)
------------------------------------------------------------------------------------------------------------------------------------


     TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. TLAC had a $9.1 million recoverable from TIC at December 31, 2003 and a $53.6 million payable to TIC at December 31, 2002 pursuant to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income (loss) was $37.3 million, $(133.9) million and $(73.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $494 million and $397 million at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     permitted by its domicilary insurance commissioner (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on statutory capital and surplus was not significant.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, after reducing the Company's unassigned funds (surplus) by 25% of the change in net unrealized capital gains, the Company may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                                                    NET                                 ACCUMULATED
                                                                                 UNREALIZED        DERIVATIVE         OTHER CHANGES
                                                                                GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                                 INVESTMENT          HEDGING               NONOWNER
($ IN THOUSANDS)                                                                 SECURITIES         ACTIVITIES              SOURCES
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                                                          $  13,622            $    --            $  13,622
Cumulative effect of change in accounting for derivative
    instruments and hedging activities, net of tax of $33                                --                 62                   62
Unrealized gains on investment securities,
    net of tax of $10,673                                                            19,821                 --               19,821
Less: Reclassification adjustment for gains
    included in net income, net of tax of $(11,170)                                 (20,745)                --              (20,745)
Add: Derivative instrument hedging activity gains, net of
    tax of $1,789                                                                        --              3,324                3,324
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                          (924)             3,386                2,462
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                                           12,698              3,386               16,084
Unrealized gains on investment securities, net of tax of $35,352                     65,653                 --               65,653
Add:  Reclassification adjustment for losses included in net
    income, net of tax of $4,360                                                      8,097                 --                8,097
Add:  Derivative instrument hedging activity gains, net of
    tax of $2,750                                                                        --              5,107                5,107
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                        73,750              5,107               78,857
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2002                                                           86,448              8,493               94,941
Unrealized gains on investment securities,
    net of tax of $60,482                                                           112,322                 --              112,322
Add:  Reclassification adjustment for losses included in net
    income,  net of tax of $4,669                                                     8,671                 --                8,671
Less:  Derivative instrument hedging activity loss, net of
    tax benefits of $(845)                                                               --             (1,568)              (1,568)
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                       120,993             (1,568)             119,425
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                                                        $ 207,441            $ 6,925            $ 214,366
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS

     The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2003, 2002 and 2001.

     401(k) SAVINGS PLAN

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001.

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL
     INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

     Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

     Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003 the Company held collateral under these contracts amounting to approximately $69.7million.

     The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                             Year Ended          Year Ended
($ IN THOUSANDS)                         December 31, 2003    December 31, 2002
--------------------------------------------------------------------------------
Hedge ineffectiveness recognized
   related to fair value hedges                $(3,309)            $(5,215)
Hedge ineffectiveness recognized
   related to cash flow hedges                    (296)              1,141
Net gain or loss from economic
   hedges in earnings                            8,076             (13,597)

     During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. There was no such gain in 2003.

     Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is not significant.

     The Company had interest rate and equity options with fair values of $115.1 million and $161.7 million, at December 31, 2003 and 2002, respectively. Included in these amounts were $3.5 million and $4.8 million with affiliates, respectively.

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2003 and 2002 were $6.2 million and $23.9 million respectively. The notional values of unfunded commitments were $31.0 million and $35.5 million at December 31, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

     At December 31, 2003, investments in fixed maturities had a carrying value and a fair value of $5.4 billion compared with a carrying value and a fair value of $4.5 billion at December 31, 2002. See Notes 1 and 2.

     At December 31, 2003, mortgage loans had a carrying value of $135.4 million and a fair value of $147.6 million and at December 31, 2002 had a carrying value of $134.1 million and a fair value of $148.0 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities were $195.3 million and $475.4 million in 2003 and 2002, respectively, which approximated their fair values. Policy loans which are included in other invested assets had carrying values of $26.8 million and $27.4 million in 2003 and 2002, respectively, which also approximated their fair values.

     The carrying values of $260.6 million and $151.5 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying values of $439.2 million and $319.8 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2003 and 2002, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion, compared with a carrying value of $2.7 billion and a fair value of $2.9 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003, compared with a carrying value of $605 million and a fair value of $416.2 million at December 31, 2002. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

     LITIGATION

     In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

11.  RELATED PARTY TRANSACTIONS

     TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003 and 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC, a former affiliate. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2003, 2002 and 2001.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $124.6 million and $356.0 million at December 31, 2003 and 2002, respectively, and is included in short-term securities in the balance sheet.

     At December 31, 2003 and 2002, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $25.5 million and $26.7 million, respectively. Income of $6.6 million, $1.9 million and $4.5 million was earned on these investments in 2003, 2002 and 2001, respectively. The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $11.8 million and $24.1 million at December 31, 2003 and 2002, respectively. Income earned on these investments in 2003 was insignificant and was $19.8 million and $8.5 million in 2002 and 2001, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

     At December 31, 2003 and 2002 the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets Inc., in the amount of $7.1 million and $10.2 million, respectively.

     The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2003 and 2002.

     The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company distributes fixed and variable annuity products through SB. Premiums and deposits related to these products were $.7 billion, $.8 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $87.5 million, $87.2 million and $74.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $56.7 million, $57.5 million and $68.1 million in 2003, 2002 and 2001, respectively.

     The Company also distributes deferred annuity products through its affiliates Primerica Financial Services (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $628 million, $662 million and $738 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $52.4 million, $47.1 million and $51.6 million in 2003, 2002 and 2001, respectively.

     Deposits from Citibank and CitiStreet were $162 million and $82 million respectively, for 2003, $117 million and $184 million, respectively, for 2002, and $166 million and $136 million, respectively, for 2001. Commissions and fees paid to Citibank and CitiStreet were $12.4 million and $2.3 million, respectively, in 2003, $7.2 million and $2.6 million, respectively, in 2002 and $9.8 million and $2.9 million, respectively, in 2001.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

     Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property-casualty insurance affiliates. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In 2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2003, 2002 and 2001.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING
     ACTIVITIES

     The following table reconciles net income to net cash used in operating activities:


------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                                     2003                2002                2001
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                        $ 119,460           $ 103,370           $ 115,160
     Adjustments to reconcile net income to cash used in operating activities:
         Realized (gains) losses                                                      7,202              30,584             (26,144)
         Deferred federal income taxes                                              (38,835)             86,797              80,096
         Amortization of deferred policy acquisition costs                          136,310              66,972              89,475
         Additions to deferred policy acquisition costs                            (351,310)           (316,721)           (324,277)
         Investment income accrued                                                  (36,834)            (35,133)            (39,875)
         Insurance reserves                                                         (16,138)             (9,000)            (14,382)
         Other                                                                      (44,755)             72,190              11,398
------------------------------------------------------------------------------------------------------------------------------------
         Net cash used in operations                                              $(224,900)          $    (941)          $(108,549)
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of February 26, 2004, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                                     COST              VALUE     BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
         authorities                                                                $  624,596         $  637,700         $  637,700
         States, municipalities and political subdivisions                              52,867             59,018             59,018
         Foreign governments                                                            57,656             60,959             60,959
         Public utilities                                                              346,616            377,238            377,238
         Convertible bonds and bonds with warrants attached                             20,734             24,014             24,014
         All other corporate bonds                                                   3,927,226          4,192,150          4,192,150
------------------------------------------------------------------------------------------------------------------------------------
              Total Bonds                                                            5,029,695          5,351,079          5,351,079

     Redeemable Preferred Stocks                                                         4,083              6,146              6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                                      5,033,778          5,357,225          5,357,225
------------------------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                                         1,645              1,739              1,739
------------------------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                                        1,645              1,739              1,739

     Non-Redeemable Preferred Stocks                                                     6,608              6,568              6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                                         8,253              8,307              8,307
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                                         135,347                               135,347
Policy Loans (4)                                                                        26,827                                26,827
Short-Term Securities                                                                  195,279                               195,279
Other Investments (2) (3)                                                              289,599                               287,168
------------------------------------------------------------------------------------------------------------------------------------
         Total Investments                                                          $5,689,083                            $6,010,153
====================================================================================================================================


(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $75,313 and $76,349, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)  Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2001-2003
                                    ---------
                                ($ IN THOUSANDS)



------------------------------------------------------------------------------------------------------------------------------------

                             FUTURE POLICY                                     BENEFITS,       AMORTIZATION OF
                             BENEFITS, LOSSES,                 NET             CLAIMS, LOSSES  DEFERRED POLICY  OTHER
          DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM        INVESTMENT      AND SETTLEMENT  ACQUISITION      OPERATING   PREMIUMS
         ACQUISITION COSTS   EXPENSES (1)       REVENUE        INCOME          EXPENSES (2)    COSTS            EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
2003        $1,279,118        $5,609,517        $40,866        $356,463        $306,681        $136,310         $49,288     $40,866

2002        $1,064,118        $5,031,775        $42,893        $311,946        $275,123        $ 66,972         $32,352     $42,893

2001        $  814,369        $3,665,426        $39,222        $251,054        $214,722        $ 89,475         $23,404     $39,222


(1)  Includes contractholder funds.

(2)  Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       PERCENTAGE
                                                                        CEDED TO        ASSUMED FROM                    OF AMOUNT
                                                    GROSS                 OTHER             OTHER                       ASSUMED TO
                                                    AMOUNT              COMPANIES         COMPANIES       NET AMOUNT       NET
------------------------------------------------------------------------------------------------------------------------------------
2003
----

Life Insurance In Force                            $43,671,192          $34,973,161          $--          $8,698,031        --%
Premiums:
     Annuity                                       $     3,696          $        --          $--          $    3,696
     Individual life                                    62,034               24,864           --              37,170
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    65,730          $    24,864          $--          $   40,866        --%
                                                   ===========          ===========          ===          ==========

2002
----

Life Insurance In Force                            $35,807,212          $29,261,075          $--          $6,546,137        --%
Premiums:
     Annuity                                       $     4,515          $        --          $--          $    4,515
     Individual Life                                    53,310               14,932           --              38,378
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    57,825          $    14,932          $--          $   42,893        --%
                                                   ===========          ===========          ===          ==========

2001
----

Life Insurance In Force                            $28,793,622          $23,818,768          $--          $4,974,854        --%
Premiums:
     Annuity                                       $     3,319          $        --          $--          $    3,319
     Individual life                                    47,826               11,923           --              35,903
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    51,145          $    11,923          $--          $   39,222        --%
                                                   ===========          ===========          ===          ==========


                                  INDEX ANNUITY
                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA
                           PROTECTED EQUITY PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE

                        HARTFORD, CONNECTICUT 06103-3415





L-12683S                                                                May 2004

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Statement of Investments as of December 31, 2003
       Notes to Financial Statements

       The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2003, 2002 and 2001 Balance Sheets as of December 31, 2003 and 2002
       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001
       Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
       Notes to Financial Statements

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

       1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

       2.         Not Applicable.

       3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed May 23, 1997.)

       5. Application. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed August 12, 1997.)

       6(a) Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

       6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

       7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       8. Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4 filed May 23, 1997.)

      10.         Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11          Not Applicable.

      12          Not Applicable.

      15.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis. (Incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 12, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-70659 filed February 26, 2001.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan filed herewith. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 4 filed April 17, 2001.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-27687 filed April 19, 2002.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL               POSITIONS AND OFFICES
BUSINESS ADDRESS                 WITH INSURANCE COMPANY
----------------                 ----------------------

George C. Kokulis*               Director, Chairman, President and
                                 Chief Executive Officer

Glenn D. Lammey*                 Director, Senior Executive Vice President,
                                 Chief Financial Officer,
                                 Chief Accounting Officer

Kathleen L. Preston*             Director and Executive Vice President

Edward W. Cassidy*               Senior Vice President

Winnifred Grimaldi*              Senior Vice President

Marla Berman Lewitus*            Director, Senior Vice President and
                                 General Counsel

Brendan Lynch*                   Senior Vice President

David A. Tyson*                  Senior Vice President

David A. Golino*                 Vice President and Controller

Donald R. Munson, Jr.*           Vice President

Mark Remington*                  Vice President

Tim W. Still*                    Vice President

Bennett Kleinberg*               Vice President

Dawn Fredette*                   Vice President

George E. Eknaian*               Vice President and Chief Actuary

Linn K. Richardson*              Second Vice President and Actuary

Paul Weissman*                   Second Vice President and Actuary

Ernest J.Wright*                 Vice President and Secretary

Kathleen A. McGah*               Assistant Secretary and Deputy General Counsel


Principal Business Address:

*     The Travelers Insurance Company
      One Cityplace
      Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2003.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 11,457 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, The Travelers Fund ABD for Variable Annuities, Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers

Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS                   WITH UNDERWRITER
        ----------------                   ----------------

        Kathleen L. Preston                Board of Manager

        Glenn D. Lammey                    Board of Manager

        William F. Scully III              Board of Manager

        Donald R. Munson, Jr.              Board of Manager, President,
                                           Chief Executive Officer and
                                           Chief Operating Officer

        Tim W. Still                       Vice President

        Anthony Cocolla                    Vice President

        John M. Laverty                    Treasurer and Chief Financial Officer

        Stephen E. Abbey                   Chief Compliance Officer

        Alison K. George                   Director and Chief Advertising
                                           Compliance Officer

        Stephen T. Mullin                  Chief Compliance Officer

        Ernest J. Wright                   Secretary

        Kathleen A. McGah                  Assistant Secretary

        William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on the 27th day of April 2004.

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   (Depositor)

                                 By: *GLENN D. LAMMEY
                                     -------------------------------------------
                                     Glenn D. Lammey, Chief Financial Officer,
                                     Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 27th day of April 2004.


*GEORGE C. KOKULIS             Director, President and Chief Executive
--------------------------     Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY               Director, Chief Financial Officer, Chief
--------------------------     Accounting Officer (Principal Financial
(Glenn D. Lammey)              Officer)

*MARLA BERMAN LEWITUS          Director
--------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON           Director
--------------------------
(Kathleen L. Preston)



*By:     /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION                                   METHOD OF FILING
  -----------    -----------                                   ----------------
      10.        Consent of KPMG LLP, Independent Auditors.    Electronically